PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—9.0%
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD LIBOR + 1.110%,
4.696%, due 03/25/35[1]	200,000	192,973
AMMC CLO 16 Ltd.,
Series 2015-16A, Class AR2,
3 mo. USD LIBOR + 0.980%,
4.991%, due 04/14/29[1,2]	1,155,349	1,140,407
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD LIBOR + 1.000%,
4.586%, due 10/25/34[1]	91,811	88,588
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 1.200%,
4.786%, due 08/25/34[1]	2,342,307	2,337,617
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD LIBOR + 0.640%,
4.226%, due 08/25/32[1]	125,924	116,368
Series 2002-4, Class 2A1,
1 mo. USD LIBOR + 0.740%,
4.326%, due 10/25/32[1]	6,775	6,451
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD LIBOR + 1.350%,
4.936%, due 10/25/37[1,2]	217,030	215,356
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD LIBOR + 0.500%,
4.086%, due 07/25/34[1]	66,856	62,442
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD LIBOR + 0.720%,
4.306%, due 07/25/34[1]	42,555	41,516
Series 2004-6, Class M1,
1 mo. USD LIBOR + 0.900%,
4.486%, due 10/25/34[1]	78,832	76,042
Dryden Senior Loan Fund,
Series 2017-47A, Class A1R,
3 mo. USD LIBOR + 0.980%,
5.059%, due 04/15/28[1,2]	1,702,277	1,670,601
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD LIBOR + 1.500%,
5.086%, due 08/25/40[1,2]	45,190	42,571

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Equifirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD LIBOR + 0.170%,
3.756%, due 04/25/37[1,2]	1,319,420	1,205,240
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD LIBOR + 1.090%,
5.169%, due 07/15/31[1,2]	1,400,000	1,365,825
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class M1,
1 mo. USD LIBOR + 0.405%,
3.991%, due 05/25/36[1]	12,289	12,275
KGS-Alpha SBA COOF Trust,
Series 2012-5, Class A,
1.070%, due 04/25/38[2,3,4,5]	8,096,255	168,402
LCM XX LP,
Series 20A, Class AR,
3 mo. USD LIBOR + 1.040%,
5.283%, due 10/20/27[1,2]	70,971	70,179
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD LIBOR + 0.180%,
3.766%, due 04/25/37[1]	49,204	28,418
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ3, Class M4,
1 mo. USD LIBOR + 0.945%,
4.531%, due 06/25/35[1]	41,766	41,416
PRET LLC,
Series 2021-RN2, Class A1,
1.744%, due 07/25/51[2,6]	4,505,839	4,099,310
Series 2022-RN1, Class A1,
3.721%, due 07/25/51[2,6]	1,448,619	1,339,129
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
4.216%, due 12/25/35[1]	99,272	98,521
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD LIBOR + 0.880%,
4.466%, due 08/25/33[1]	110,897	101,330
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD LIBOR + 0.750%,
1.607%, due 11/25/35[1]	1,177,917	1,125,653

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(concluded)
Sound Point CLO XIV Ltd.,
Series 2016-3A, Class AR2,
3 mo. USD LIBOR + 0.990%,
5.315%, due 01/23/29[1,2]	519,746	512,009
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD LIBOR + 0.200%,
3.786%, due 06/25/37[1]	590,735	404,118
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD LIBOR + 0.135%,
3.721%, due 07/25/36[1,2]	53,225	52,299
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD LIBOR + 0.690%,
4.276%, due 09/25/35[1]	1,031,202	966,880
Symphony CLO XIV Ltd.,
Series 2014-14A, Class AR,
3 mo. USD LIBOR + 0.950%,
4.961%, due 07/14/26[1,2]	31,450	31,357
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD LIBOR + 0.880%,
4.959%, due 04/15/28[1,2]	224,822	221,763
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD LIBOR + 1.060%,
5.139%, due 07/15/31[1,2]	500,000	485,107
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD LIBOR + 1.130%,
5.373%, due 04/20/32[1,2]	800,000	771,024
Venture XXI CLO Ltd.,
Series 2015-21A, Class AR,
3 mo. USD LIBOR + 0.880%,
4.959%, due 07/15/27[1,2]	58,237	57,961
Vibrant CLO VI Ltd.,
Series 2017-6A, Class AR,
3 mo. USD LIBOR + 0.950%,
4.477%, due 06/20/29[1,2]	1,092,470	1,074,995
Total asset-backed securities (cost—$20,686,627)		20,224,143

Mortgage-backed securities—20.4%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
3.607%, due 11/25/35[5]	287,922	221,324

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
3.221%, due 03/26/37[2,5]	59,693	47,020
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[2,5]	139,963	118,808
Bear Stearns ARM Trust,
Series 2002-11, Class 1A2,
3.250%, due 02/25/33[5]	1,238	977
Series 2004-2, Class 12A2,
2.763%, due 05/25/34[5]	21,292	19,192
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[6]	359,015	334,095
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[6]	193,390	193,738
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD LIBOR + 0.280%,
3.866%, due 01/25/35[1,2]	15,614	14,375
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
3.003%, due 05/19/33[5]	3,186	2,754
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	24,167	10,641
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[2]	3,200,000	3,105,426
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV3, Class A3A,
2.500%, due 05/25/51[2,5]	3,370,000	2,598,192
Series 2022-INV1, Class A3B,
3.000%, due 11/27/51[2,5]	3,227,500	2,598,283
CSMC Trust,
Series 2013-MH1, Class A,
4.757%, due 05/27/53[2,5]	948,654	923,692
Series 2021-INV1, Class A3,
2.500%, due 07/25/56[2,5]	259,677	200,205
FHLMC GNMA,
Series 13, Class B,
7.000%, due 06/25/23	1,049	13
Series 23, Class KZ,
6.500%, due 11/25/23	871	871
FHLMC Multifamily Structured Pass-Through Certificates,
Series K027, Class X1,
0.695%, due 01/25/23[5]	3,505,586	442
FHLMC REMIC,

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 1502, Class PX,
7.000%, due 04/15/23	3,399	3,400
Series 1534, Class Z,
5.000%, due 06/15/23	1,667	1,654
Series 1573, Class PZ,
7.000%, due 09/15/23	824	827
Series 1658, Class GZ,
7.000%, due 01/15/24	646	649
Series 1694, Class Z,
6.500%, due 03/15/24	7,313	7,356
Series 1775, Class Z,
8.500%, due 03/15/25	514	530
Series 2136, Class GD,
7.000%, due 03/15/29	844	99
Series 2178, Class PI,
7.500%, due 08/15/29	5,248	761
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
3.912%, due 01/15/32[1]	31,424	31,347
Series 2411, Class FJ,
1 mo. USD LIBOR + 0.350%,
3.762%, due 12/15/29[1]	6,998	6,914
Series 2513, Class AS,
1 mo. USD LIBOR + 8.000%,
4.588%, due 02/15/32[1]	145,042	14,414
Series 2614, Class WO,
0.000%, due 05/15/33[7]	405,548	330,467
Series 3096, Class FL,
1 mo. USD LIBOR + 0.400%,
3.812%, due 01/15/36[1]	70,305	69,140
Series 3114, Class PF,
1 mo. USD LIBOR + 0.400%,
3.812%, due 02/15/36[1]	387,027	380,677
Series 3153, Class UF,
1 mo. USD LIBOR + 0.430%,
3.842%, due 05/15/36[1]	94,855	93,800
Series 3339, Class LI,
1 mo. USD LIBOR + 6.480%,
3.068%, due 07/15/37[1]	503,336	45,845
Series 3442, Class MT,
1 mo. USD LIBOR + 0.000%,
3.412%, due 07/15/34[1]	34,666	32,659
Series 3598, Class JI,
0.188%, due 10/15/37[5]	17,771	449
Series 3621, Class WI,
0.573%, due 05/15/37[5]	30,351	1,105

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 3635, Class IB,
0.487%, due 10/15/37[5]	53,520	1,814
Series 3667, Class FW,
1 mo. USD LIBOR + 0.550%,
3.962%, due 02/15/38[1]	9,582	9,469
Series 3671, Class FQ,
1 mo. USD LIBOR + 0.850%,
4.262%, due 12/15/36[1]	548,608	549,031
Series 3684, Class JI,
0.200%, due 11/15/36[5]	154,956	8,608
Series 3864, Class NT,
1 mo. USD LIBOR + 60.500%,
5.500%, due 03/15/39[1]	255,178	253,131
Series 3962, Class KS,
0.180%, due 06/15/38[5]	117,879	5,714
Series 4037, Class PI,
3.000%, due 04/15/27	586,328	19,087
Series 4068, Class UF,
1 mo. USD LIBOR + 0.500%,
3.912%, due 06/15/42[1]	466,909	457,774
Series 4076, Class SW,
1 mo. USD LIBOR + 6.050%,
2.638%, due 07/15/42[1]	1,102,250	112,020
Series 4100, Class HI,
3.000%, due 08/15/27	131,334	6,425
Series 4156, Class SA,
1 mo. USD LIBOR + 6.200%,
2.788%, due 01/15/33[1]	829,028	46,526
Series 4165, Class TI,
3.000%, due 12/15/42	612,395	45,512
Series 4182, Class QI,
3.000%, due 02/15/33	74,384	4,849
Series 4182, Class YI,
2.500%, due 03/15/28	1,434,956	70,823
Series 4255, Class SN,
1 mo. USD LIBOR + 12.267%,
2.219%, due 05/15/35[1]	315,029	264,868
Series 4263, Class SD,
1 mo. USD LIBOR + 12.267%,
3.168%, due 11/15/43[1]	352,828	268,720
Series 4265, Class ES,
1 mo. USD LIBOR + 13.760%,
1.703%, due 11/15/43[1]	828,981	640,915
Series 4324, Class IO,
0.439%, due 08/15/36[5]	57,865	1,290

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 4338, Class SB,
0.030%, due 10/15/41[5]	70,136	2,571
Series 4367, Class GS,
0.575%, due 03/15/37[5]	48,047	2,183
Series 4394, Class WI,
0.121%, due 08/15/41[5]	42,336	1,526
Series 4438, Class WI,
0.073%, due 11/15/38[5]	134,503	4,942
Series 4457, Class DI,
4.000%, due 08/15/24	109,815	2,521
Series 4463, Class IO,
0.197%, due 02/15/38[5]	90,164	3,118
Series 4544, Class IP,
4.000%, due 01/15/46	1,121,794	193,248
Series 4832, Class FW,
1 mo. USD LIBOR + 0.350%,
3.478%, due 04/15/38[1]	987,204	994,261
Series 4836, Class PO,
0.000%, due 10/15/58[7]	771,170	520,243
Series 4839, Class UO,
0.000%, due 08/15/56[7]	472,185	365,199
Series 4940, Class FE,
1 mo. USD LIBOR + 0.550%,
4.136%, due 01/25/50[1]	284,136	277,490
Series 4945, Class F,
1 mo. USD LIBOR + 0.500%,
3.223%, due 12/15/46[1]	150,081	149,399
FHLMC STRIPs,
Series 303, Class C19,
3.500%, due 01/15/43	453,855	74,614
Series 326, Class F2,
1 mo. USD LIBOR + 0.550%,
3.962%, due 03/15/44[1]	280,484	283,258
Series 330, Class F4,
1 mo. USD LIBOR + 0.350%,
3.434%, due 10/15/37[1]	218,242	217,670
Series 345, Class C13,
3.500%, due 08/15/45	601,441	103,319
FHLMC Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	225,210	206,889
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	377,054	338,330
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	436,739	401,206
FNMA Aces,

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2016-M11, Class AL,
2.944%, due 07/25/39	558,385	489,718
Series 2020-M33, Class X2,
2.241%, due 01/25/31[5]	589,877	60,773
FNMA REMIC,
Series 1993-37, Class PX,
7.000%, due 03/25/23	1,355	1,351
Series 1997-22, Class F,
0.825%, due 03/25/27[5]	126	125
Series 2002-60, Class F1,
1 mo. USD LIBOR + 0.400%,
3.986%, due 06/25/32[1]	40,051	39,564
Series 2003-70, Class SH,
1 mo. USD LIBOR + 14.000%,
6.829%, due 07/25/23[1]	10,925	10,559
Series 2007-67, Class FB,
1 mo. USD LIBOR + 0.320%,
3.906%, due 07/25/37[1]	42,227	41,234
Series 2009-33, Class FB,
1 mo. USD LIBOR + 0.820%,
4.406%, due 03/25/37[1]	314,356	314,935
Series 2010-141, Class FA,
1 mo. USD LIBOR + 0.500%,
4.086%, due 12/25/40[1]	138,040	135,846
Series 2010-76, Class SA,
1 mo. USD LIBOR + 6.500%,
2.914%, due 07/25/40[1]	484,095	36,750
Series 2012-111, Class HS,
1 mo. USD LIBOR + 3.667%,
0.679%, due 10/25/42[1]	37,433	21,377
Series 2012-122, Class LI,
4.500%, due 07/25/41	369,005	33,591
Series 2012-128, Class FK,
1 mo. USD LIBOR + 0.350%,
3.936%, due 11/25/42[1]	137,519	133,581
Series 2012-77, Class IO,
0.453%, due 07/25/52[5]	138,953	4,331
Series 2012-90, Class FB,
1 mo. USD LIBOR + 0.440%,
4.026%, due 08/25/42[1]	47,352	46,327
Series 2013-116, Class IY,
3.000%, due 09/25/43	188,516	13,932
Series 2013-28, Class YS,
1 mo. USD LIBOR + 6.150%,
2.564%, due 07/25/42[1]	383,630	53,984
Series 2013-30, Class GI,
3.000%, due 01/25/43	704,598	68,068

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2013-30, Class JI,
3.000%, due 04/25/43	283,648	40,179
Series 2013-34, Class PS,
1 mo. USD LIBOR + 6.150%,
2.564%, due 08/25/42[1]	383,843	20,892
Series 2013-45, Class IK,
3.000%, due 02/25/43	521,857	64,056
Series 2014-42, Class SA,
0.012%, due 07/25/44[5]	147,541	4,172
Series 2014-43, Class BS,
0.340%, due 07/25/44[5]	247,759	10,398
Series 2014-45, Class SA,
0.061%, due 08/25/44[5]	112,099	4,026
Series 2014-47, Class BI,
0.396%, due 08/25/54[5]	232,071	8,385
Series 2014-84, Class AI,
1 mo. USD LIBOR + 6.150%,
0.200%, due 02/25/43[1]	286,762	1,985
Series 2014-92, Class SB,
0.118%, due 01/25/45[5]	142,912	6,233
Series 2015-10, Class SA,
0.092%, due 03/25/45[5]	267,998	10,692
Series 2015-19, Class AI,
0.310%, due 04/25/55[5]	225,221	7,338
Series 2015-47, Class GI,
4.000%, due 06/25/44	50,467	5,952
Series 2015-50, Class SB,
0.126%, due 07/25/45[5]	734,365	30,355
Series 2015-58, Class AI,
0.101%, due 08/25/55[5]	134,526	4,932
Series 2015-64, Class KS,
0.036%, due 09/25/45[5]	186,593	7,061
Series 2015-73, Class ES,
1 mo. USD LIBOR + 9.333%,
0.542%, due 10/25/45[1]	176,805	91,864
Series 2016-14, Class IO,
3.000%, due 03/25/46	386,327	51,227
Series 2016-17, Class CS,
0.078%, due 04/25/46[5]	104,178	5,269
Series 2016-52, Class PI,
3.000%, due 04/25/46	430,235	56,168
Series 2016-63, Class YI,
3.500%, due 04/25/46	53,552	4,231
Series 2016-64, Class IA,
3.000%, due 05/25/46	313,295	41,294

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2016-76, Class CS,
0.023%, due 10/25/46[5]	51,064	1,789
Series 2018-28, Class CA,
3.000%, due 05/25/48	262,620	233,667
Series 2018-85, Class FE,
1 mo. USD LIBOR + 0.300%,
3.886%, due 12/25/48[1]	1,693,687	1,664,351
Series 2019-10, Class FA,
1 mo. USD LIBOR + 0.400%,
3.986%, due 03/25/49[1]	2,727,231	2,673,845
Series 2019-62, Class SN,
1 mo. USD LIBOR + 6.000%,
2.414%, due 11/25/49[1]	218,464	27,095
Series 2020-54, Class WF,
1 mo. USD LIBOR + 0.450%,
3.146%, due 08/25/50[1]	572,200	552,291
Series 2020-70, Class IO,
0.518%, due 10/25/50[5]	12,701,329	615,048
Series 2022-3, Class SD,
30-Day Average SOFR + 2.550%,
0.269%, due 02/25/52[1]	4,112,135	79,258
Series G94-6, Class PJ,
8.000%, due 05/17/24	283	286
FNMA STRIPs,
Series 386, Class 14,
6.500%, due 04/25/38	36,577	11,139
Series 413, Class 111,
4.000%, due 07/25/42[5]	489,756	73,077
Series 419, Class C3,
3.000%, due 11/25/43	97,052	14,274
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD LIBOR + 0.825%,
4.411%, due 01/25/34[1]	350,466	321,473
GNMA,
Series 2007-18, Class CO,
0.000%, due 03/20/35[7]	17,308	15,338
Series 2010-H01, Class FA,
1 mo. USD LIBOR + 0.820%,
3.900%, due 01/20/60[1]	919,416	914,846
Series 2013-23, Class IP,
3.500%, due 08/20/42	546,889	74,439
Series 2013-77, Class GI,
3.000%, due 02/20/43	817,153	90,449
Series 2013-H19, Class DF,
1 mo. USD LIBOR + 0.650%,
3.283%, due 05/20/63[1]	413,455	409,477

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2013-H20, Class FB,
1 mo. USD LIBOR + 1.000%,
3.633%, due 08/20/63[1]	528,602	527,362
Series 2013-H23, Class TA,
1 mo. USD LIBOR + 0.720%,
3.353%, due 09/20/63[1]	375,974	374,167
Series 2014-158, Class IA,
3.500%, due 10/20/29	358,401	28,777
Series 2015-126, Class GS,
1 mo. USD LIBOR + 9.333%,
2.035%, due 09/20/45[1]	323,052	175,518
Series 2015-127, Class AS,
0.059%, due 06/20/43[5]	173,813	4,360
Series 2015-165, Class IB,
3.500%, due 11/20/42	193,786	20,648
Series 2015-166, Class SA,
0.011%, due 06/20/42[5]	177,096	3,356
Series 2015-180, Class SA,
0.152%, due 06/20/42[5]	191,765	5,013
Series 2015-H27, Class FA,
1 mo. USD LIBOR + 0.750%,
3.383%, due 09/20/65[1]	1,708,910	1,680,307
Series 2015-H29, Class FA,
1 mo. USD LIBOR + 0.700%,
3.333%, due 10/20/65[1]	2,896	2,856
Series 2015-H29, Class FJ,
1 mo. USD LIBOR + 0.680%,
2.955%, due 11/20/65[1]	1,294,011	1,269,419
Series 2015-H30, Class FA,
1 mo. USD LIBOR + 0.680%,
3.313%, due 08/20/61[1]	4,186	4,102
Series 2016-118, Class IE,
3.500%, due 09/20/46	33,997	5,986
Series 2016-138, Class WI,
0.463%, due 08/20/45[5]	158,429	2,164
Series 2016-180, Class WI,
0.447%, due 09/20/45[5]	289,897	4,262
Series 2016-H14, Class FA,
1 mo. USD LIBOR + 0.800%,
3.433%, due 06/20/66[1]	346,565	342,326
Series 2017-15, Class WI,
0.196%, due 11/20/45[5]	189,273	3,178
Series 2017-57, Class WI,
0.088%, due 12/20/45[5]	79,994	1,943
Series 2017-H23, Class MA,
3.000%, due 11/20/67	682,259	643,117

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(continued)
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2,
2.500%, due 02/25/52[2,5]	792,065	610,664
Series 2021-INV1, Class A2,
2.500%, due 12/25/51[2,5]	357,460	275,593
Series 2022-MM1, Class A2,
2.500%, due 07/25/52[2,5]	1,667,710	1,285,766
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD LIBOR + 0.330%,
3.916%, due 12/25/34[1]	2,953	2,840
Indymac Index Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD LIBOR + 0.640%,
4.226%, due 02/25/35[1]	185,394	159,165
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD LIBOR + 0.500%,
3.580%, due 06/27/37[1,2]	481,613	364,279
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD LIBOR + 0.900%,
4.486%, due 12/25/49[1,2]	525,201	484,109
Series 2019-INV2, Class A11,
1 mo. USD LIBOR + 0.900%,
4.486%, due 02/25/50[1,2]	578,141	539,639
Series 2021-INV4, Class A2,
3.000%, due 01/25/52[2,5]	1,329,979	1,069,023
Series 2021-INV6, Class A2,
3.000%, due 04/25/52[2,5]	1,302,292	1,046,768
Series 2021-INV8, Class A2,
3.000%, due 05/25/52[2,5]	4,060,486	3,263,774
LUXE Trust,
Series 2021-MLBH, Class A,
1 mo. USD LIBOR + 0.980%,
4.393%, due 11/15/38[1,2]	200,000	188,680
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
2.887%, due 12/25/34[5]	80,043	74,278
Series 2004-A, Class A1,
1 mo. USD LIBOR + 0.460%,
4.046%, due 04/25/29[1]	15,113	13,726
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD LIBOR + 0.320%,
3.906%, due 01/25/35[1]	18,212	16,123

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD LIBOR + 0.230%,
2.248%, due 02/26/37[1,2]	108,741	98,045
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 year CMT + 0.500%,
5.080%, due 05/25/42[1,2]	2,150,577	1,994,660
OBX Trust,
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[2,5]	592,080	473,433
Pepper Residential Securities Trust No. 22,
Series 22A, Class A1U,
1 mo. USD LIBOR + 1.000%,
4.489%, due 06/20/60[1,2]	325,180	324,793
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD LIBOR + 0.500%,
4.086%, due 07/25/36[1]	216,836	158,792
Sequoia Mortgage Trust,
Series 11, Class A,
1 mo. USD LIBOR + 0.900%,
4.389%, due 12/20/32[1]	108,963	98,188
Series 5, Class A,
1 mo. USD LIBOR + 0.700%,
4.180%, due 10/19/26[1]	30,639	29,125
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD LIBOR + 0.440%,
4.026%, due 05/25/37[1]	91,765	79,796
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
4.006%, due 04/25/36[1]	212,567	182,150
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
2.195%, due 04/25/45[5]	24,243	22,573
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR9, Class 2A,
4.170%, due 09/25/33[5]	41,971	37,726
Total mortgage-backed securities (cost—$53,770,291)		46,068,170

U.S. government agency obligations—131.8%
FHLMC
1.500%, due 04/01/37	999,901	851,125
2.000%, due 04/01/36	811,811	712,185

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
2.500%, due 01/01/31	106,302	99,200
2.500%, due 11/01/31	31,063	28,799
2.500%, due 07/01/32	56,343	51,986
2.500%, due 08/01/32	252,313	232,803
2.500%, due 09/01/32	334,133	308,295
2.500%, due 11/01/32	10,865	10,025
2.500%, due 12/01/32	304,977	281,394
2.500%, due 01/01/33	76,008	70,130
2.500%, due 12/01/50	1,157,737	950,633
2.500%, due 02/01/51	3,443,157	2,835,400
2.500%, due 08/01/51	5,378,402	4,447,041
2.500%, due 09/01/51	916,120	754,768
2.500%, due 03/01/52	1,414,272	1,160,905
2.500%, due 04/01/52	105,330	86,400
3.000%, due 01/01/33[8]	858,474	804,098
3.000%, due 02/01/40[8]	1,207,340	1,070,936
3.000%, due 06/01/42[8]	1,643,025	1,429,612
3.000%, due 07/01/42[8]	186,640	162,398
3.000%, due 08/01/42[8]	66,932	58,239
3.000%, due 04/01/43[8]	133,998	117,393
3.000%, due 05/01/43[8]	80,308	70,356
3.000%, due 12/01/44[8]	136,802	118,858
3.000%, due 04/01/45[8]	663,025	575,049
3.000%, due 08/01/46[8]	139,255	119,712
3.000%, due 12/01/46[8]	677,658	587,755
3.000%, due 06/01/50[8]	588,355	506,542
3.000%, due 04/01/51[8]	1,688,703	1,443,115
3.000%, due 06/01/51[8]	861,088	735,594
3.000%, due 07/01/51[8]	4,256,868	3,656,856
3.000%, due 10/01/51[8]	180,161	154,251
3.000%, due 12/01/51[8]	1,444,548	1,231,559
3.000%, due 02/01/52[8]	481,440	409,234
3.000%, due 03/01/52[8]	1,167,490	993,094
3.000%, due 04/01/52[8]	3,000,530	2,553,120
3.500%, due 09/01/32	233,064	219,701
3.500%, due 12/01/33	141,223	134,604
3.500%, due 06/01/34	82,915	78,900
3.500%, due 07/01/34	35,097	33,398
3.500%, due 03/01/35	466,892	444,285
3.500%, due 04/01/35	252,814	238,556
3.500%, due 03/01/42	1,049	952
3.500%, due 07/01/43	776	702
3.500%, due 05/01/48	706,194	632,774

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 02/01/50	298,546	265,992
3.500%, due 11/01/51	252,120	222,679
3.500%, due 01/01/52	220,442	194,665
4.000%, due 01/01/37	159,117	148,774
4.000%, due 07/01/43	93,462	87,373
4.000%, due 08/01/44	1,350,376	1,262,402
4.000%, due 11/01/47	144,665	134,105
4.000%, due 01/01/48	397,228	368,231
4.000%, due 02/01/48	21,196	19,649
4.000%, due 03/01/48	12,721	11,787
4.000%, due 04/01/48	29,056	26,922
4.000%, due 06/01/48	127,337	116,109
4.000%, due 10/01/48	1,767,474	1,636,082
4.000%, due 12/01/48	160,762	148,957
4.000%, due 04/01/49	631,757	583,865
4.500%, due 09/01/34	717,162	698,392
4.500%, due 01/01/36	10,958	10,657
4.500%, due 05/01/37	1,163	1,121
4.500%, due 05/01/38	29,499	28,334
4.500%, due 02/01/49	60,312	57,582
4.500%, due 06/01/50	387,340	364,477
5.000%, due 10/01/25	10,849	10,754
5.000%, due 11/01/27	1,906	1,891
5.000%, due 09/01/33	82,819	82,809
5.000%, due 06/01/34	3,886	3,884
5.000%, due 04/01/35	27,578	27,569
5.000%, due 05/01/35	38,106	38,088
5.000%, due 07/01/35	69,953	69,920
5.000%, due 08/01/35	10,562	10,557
5.000%, due 10/01/35	9,632	9,627
5.000%, due 12/01/35	292	291
5.000%, due 07/01/38	134,358	134,553
5.000%, due 11/01/38	91,740	91,840
5.000%, due 06/01/39	21,174	21,188
5.000%, due 03/01/40	2,355	2,352
5.000%, due 07/01/40	94,287	94,145
5.000%, due 09/01/40	86,743	86,736
5.000%, due 11/01/40	30,322	30,277
5.000%, due 02/01/41	115,391	115,091
5.000%, due 03/01/41	19,086	18,505
5.000%, due 04/01/41	49,645	49,515
5.000%, due 05/01/41	29,672	29,595
5.000%, due 07/01/41	17,946	17,900

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.000%, due 08/01/44	23,915	23,941
5.000%, due 03/01/49	718,183	702,664
5.500%, due 02/01/32	633	641
5.500%, due 12/01/32	1,243	1,260
5.500%, due 02/01/33	28,983	29,433
5.500%, due 05/01/33	279	283
5.500%, due 06/01/33	100,692	102,266
5.500%, due 12/01/33	22,378	22,727
5.500%, due 12/01/34	18,116	18,454
5.500%, due 06/01/35	301,028	306,677
5.500%, due 07/01/35	2,396	2,433
5.500%, due 10/01/35	96,210	98,317
5.500%, due 12/01/35	44,872	45,855
5.500%, due 06/01/36	168,149	171,291
5.500%, due 12/01/36	247,641	253,158
5.500%, due 03/01/37	36,109	36,865
5.500%, due 07/01/37	48,140	48,862
5.500%, due 10/01/37	1,295	1,322
5.500%, due 04/01/38	48,599	49,681
5.500%, due 05/01/38	5,244	5,348
5.500%, due 12/01/38	1,013	1,033
5.500%, due 01/01/39	23,688	24,184
5.500%, due 09/01/39	72,903	74,431
5.500%, due 02/01/40	3,066	3,127
5.500%, due 03/01/40	3,011	3,071
5.500%, due 05/01/40	43,662	44,530
5.500%, due 03/01/41	44,041	44,916
6.000%, due 11/01/37	453,362	470,514
7.000%, due 08/01/25	40	40
FHLMC ARM
1 year CMT + 2.137%,
2.262%, due 01/01/28[1]	6,463	6,407
1 year CMT + 2.415%,
2.614%, due 11/01/25[1]	23,236	22,803
1 year CMT + 2.525%,
2.650%, due 12/01/29[1]	4,277	4,274
1 year CMT + 2.225%,
2.738%, due 07/01/24[1]	7,220	7,086
1 year CMT + 2.282%,
2.917%, due 07/01/28[1]	35,714	35,161
12 mo. USD LIBOR + 1.772%,
2.944%, due 10/01/39[1]	578,028	569,873
1 year CMT + 2.415%,
3.028%, due 01/01/29[1]	33,508	33,040

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 2.135%,
3.039%, due 11/01/27[1]	30,319	29,806
1 year CMT + 2.245%,
3.447%, due 11/01/29[1]	46,611	46,189
1 year CMT + 2.282%,
3.560%, due 06/01/28[1]	16,819	16,570
12 mo. USD LIBOR + 1.760%,
3.810%, due 11/01/36[1]	215,187	214,303
1 year CMT + 2.439%,
3.821%, due 10/01/27[1]	34,124	33,684
1 year CMT + 2.192%,
3.983%, due 04/01/29[1]	4,777	4,709
1 year CMT + 2.459%,
4.019%, due 10/01/27[1]	28,797	28,364
12 mo. USD LIBOR + 1.866%,
4.051%, due 11/01/41[1]	566,900	569,031
1 year CMT + 2.237%,
4.135%, due 10/01/23[1]	673	664
1 year CMT + 2.250%,
4.266%, due 09/01/34[1]	336,499	338,904
1 year CMT + 2.625%,
4.750%, due 01/01/30[1]	16,513	16,561
FNMA
2.000%, due 05/01/28	98,773	90,687
2.000%, due 09/01/31	78,780	71,974
2.000%, due 11/01/31	299,692	273,800
2.000%, due 01/01/32	58,378	53,335
2.500%, due 06/01/28	73,774	70,054
2.500%, due 07/01/28	673,075	639,134
2.500%, due 08/01/28	191,312	181,665
2.500%, due 09/01/30	15,450	14,417
2.500%, due 11/01/30	23,870	22,274
2.500%, due 01/01/33	236,264	207,921
2.500%, due 11/01/50	449,687	369,253
2.500%, due 01/01/51	1,196,882	982,710
2.500%, due 02/01/51	560,266	461,363
2.500%, due 04/01/51	1,609,302	1,323,923
2.500%, due 09/01/51	1,833,335	1,510,278
2.500%, due 01/01/52	1,778,014	1,462,993
2.500%, due 03/01/52	798,125	655,133
2.500%, due 04/01/52	1,475,301	1,210,777
3.000%, due 11/01/26[8]	141,522	136,502
3.000%, due 05/01/28[8]	79,263	76,436
3.000%, due 02/01/30[8]	103,145	98,968
3.000%, due 04/01/30[8]	32,728	30,673

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.000%, due 05/01/30[8]	39,631	37,143
3.000%, due 10/01/30[8]	13,579	12,726
3.000%, due 04/01/31[8]	973,033	911,935
3.000%, due 01/01/38[8]	303,195	272,411
3.000%, due 04/01/38[8]	282,046	251,506
3.000%, due 05/01/42[8]	195,394	170,014
3.000%, due 06/01/42[8]	198,658	172,853
3.000%, due 07/01/42[8]	391,118	340,314
3.000%, due 10/01/42[8]	280,639	245,892
3.000%, due 01/01/43[8]	1,078,902	945,320
3.000%, due 04/01/43[8]	330,970	289,659
3.000%, due 05/01/43[8]	352,172	308,214
3.000%, due 06/01/43[8]	45,817	40,098
3.000%, due 09/01/43[8]	521,048	456,011
3.000%, due 11/01/46[8]	1,267,231	1,108,806
3.000%, due 12/01/46[8]	2,990,853	2,591,202
3.000%, due 02/01/47[8]	238,641	208,854
3.000%, due 09/01/49[8]	865,643	742,994
3.000%, due 11/01/49[8]	257,802	221,275
3.000%, due 02/01/50[8]	1,706,974	1,451,762
3.000%, due 03/01/50[8]	3,929,995	3,373,168
3.000%, due 07/01/50[8]	633,537	542,685
3.000%, due 12/01/50[8]	507,057	433,417
3.000%, due 04/01/51[8]	3,584,382	3,064,177
3.000%, due 05/01/51[8]	3,751,816	3,206,012
3.000%, due 08/01/51[8]	473,368	402,448
3.000%, due 10/01/51[8]	199,997	170,488
3.000%, due 11/01/51[8]	259,293	220,543
3.000%, due 12/01/51[8]	461,379	393,276
3.000%, due 02/01/52[8]	134,164	114,432
3.000%, due 03/01/52[8]	1,043,761	887,179
3.000%, due 04/01/52[8]	4,414,241	3,751,997
3.000%, due 07/01/52[8]	497,347	423,376
3.000%, due 02/01/57[8]	622,871	535,406
3.000%, due 05/01/58[8]	680,609	584,650
3.500%, due 11/01/25	80,613	78,808
3.500%, due 08/01/26	278,125	271,879
3.500%, due 06/01/28	128,993	121,951
3.500%, due 08/01/29	19,956	19,029
3.500%, due 09/01/32	705,462	689,619
3.500%, due 11/01/33	52,200	49,752
3.500%, due 02/01/34	83,674	79,751
3.500%, due 01/01/35	155,642	148,088

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.500%, due 02/01/35	156,095	148,519
3.500%, due 04/01/35	149,361	140,922
3.500%, due 05/01/35	1,036,225	988,489
3.500%, due 03/01/42	204,950	185,822
3.500%, due 04/01/42	13,083	11,862
3.500%, due 07/01/42	347	314
3.500%, due 09/01/42	69,216	62,756
3.500%, due 12/01/42	825,511	748,467
3.500%, due 03/01/43	496,388	449,420
3.500%, due 05/01/43	2,094	1,896
3.500%, due 07/01/43	2,829,949	2,565,585
3.500%, due 08/01/43	6,657,903	6,036,530
3.500%, due 01/01/44	94,300	85,499
3.500%, due 06/01/45	1,458,406	1,308,577
3.500%, due 08/01/45	24,629	22,099
3.500%, due 10/01/45	9,054	8,123
3.500%, due 09/01/46	641,149	574,776
3.500%, due 02/01/47	1,776,563	1,608,464
3.500%, due 08/01/47	155,998	138,832
3.500%, due 09/01/47	225,353	202,024
3.500%, due 11/01/47	292,672	261,064
3.500%, due 12/01/47	294,461	262,060
3.500%, due 02/01/48	261,590	234,390
3.500%, due 03/01/48	915,411	820,225
3.500%, due 02/01/50	102,582	91,395
3.500%, due 03/01/50	4,493,279	3,982,310
3.500%, due 04/01/50	371,589	329,284
3.500%, due 06/01/56	826,154	740,820
3.500%, due 01/01/57	737,507	660,374
3.500%, due 01/01/59	1,132,092	1,012,280
3.575%, due 02/01/26	500,000	476,115
4.000%, due 07/01/25	1,587	1,540
4.000%, due 09/01/25	1,057	1,026
4.000%, due 10/01/25	1,767	1,714
4.000%, due 11/01/25	2,934	2,847
4.000%, due 01/01/26	64,228	62,319
4.000%, due 02/01/26	137,470	133,384
4.000%, due 03/01/26	14,486	14,051
4.000%, due 04/01/26	320,355	310,729
4.000%, due 08/01/32	1,643	1,593
4.000%, due 06/01/33	45,011	43,556
4.000%, due 07/01/33	280,487	271,422
4.000%, due 08/01/33	981,284	949,515

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.000%, due 07/01/34	379,804	367,410
4.000%, due 07/01/35	853,211	824,975
4.000%, due 04/01/37	691,247	658,452
4.000%, due 03/01/38	492,880	471,063
4.000%, due 07/01/38	595,489	565,555
4.000%, due 08/01/38	257,285	244,998
4.000%, due 09/01/38	316,652	300,735
4.000%, due 05/01/39	59,025	55,359
4.000%, due 09/01/39	154,987	145,359
4.000%, due 09/01/40	1,056,795	990,764
4.000%, due 12/01/40	857,388	803,817
4.000%, due 11/01/41	321,737	301,281
4.000%, due 12/01/41	434,407	406,788
4.000%, due 07/01/42	1,795,376	1,679,514
4.000%, due 09/01/42	2,626,592	2,453,582
4.000%, due 10/01/42	2,092,624	1,954,786
4.000%, due 08/01/44	115,774	108,413
4.000%, due 12/01/44	11,422	10,665
4.000%, due 06/01/45	11,187	10,435
4.000%, due 08/01/45	859,096	801,426
4.000%, due 02/01/47	78,353	72,586
4.000%, due 03/01/47	34,052	31,535
4.000%, due 04/01/47	115,617	107,069
4.000%, due 05/01/47	260,491	241,231
4.000%, due 06/01/47	6,048	5,601
4.000%, due 11/01/47	26,803	24,821
4.000%, due 01/01/48	107,927	99,948
4.000%, due 02/01/48	211,418	193,064
4.000%, due 03/01/48	113,961	104,472
4.000%, due 12/01/48	271,717	247,511
4.000%, due 06/01/49	856,467	791,573
4.500%, due 06/01/29	8,367	8,210
4.500%, due 06/01/35	13,733	13,343
4.500%, due 12/01/38	163,389	158,467
4.500%, due 01/01/39	530	516
4.500%, due 02/01/39	68,674	66,438
4.500%, due 03/01/39	4,109	3,981
4.500%, due 06/01/39	25,081	24,298
4.500%, due 07/01/39	1,866	1,808
4.500%, due 08/01/39	67,701	66,068
4.500%, due 10/01/39	2,047	1,983
4.500%, due 12/01/39	169,291	164,003
4.500%, due 01/01/40	1,773	1,718

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.500%, due 02/01/40	1,741	1,687
4.500%, due 03/01/40	35,808	34,641
4.500%, due 08/01/40	28,874	27,933
4.500%, due 11/01/40	283,249	274,020
4.500%, due 07/01/41	188,153	181,982
4.500%, due 08/01/41	367,828	355,763
4.500%, due 01/01/42	942,361	911,656
4.500%, due 08/01/42	2,041	1,974
4.500%, due 09/01/43	152,695	147,657
4.500%, due 11/01/43	31,414	30,377
4.500%, due 07/01/44	136,480	131,706
4.500%, due 12/01/44	1,006	961
4.500%, due 09/01/48	169,617	161,944
4.500%, due 01/01/49	153,669	145,951
4.500%, due 04/01/59	795,361	756,963
5.000%, due 03/01/25	3,589	3,556
5.000%, due 03/01/33	4,789	4,665
5.000%, due 05/01/37	3,599	3,536
5.000%, due 09/01/37	8,378	8,131
5.000%, due 06/01/38	34,440	33,433
5.000%, due 06/01/48	108,063	105,616
5.000%, due 07/01/48	36,488	35,662
5.000%, due 03/01/49	31,746	31,028
5.500%, due 11/01/32	21,871	22,161
5.500%, due 12/01/33	501	509
5.500%, due 04/01/34	12,261	12,476
5.500%, due 01/01/35	65,929	67,086
5.500%, due 05/01/37	81,019	82,622
5.500%, due 07/01/37	39,637	40,422
5.500%, due 06/01/38	58,495	59,595
5.500%, due 11/01/39	152,299	155,161
5.500%, due 07/01/40	181,831	185,248
5.500%, due 02/01/42	105,628	107,717
6.000%, due 01/01/23	2,237	2,231
6.000%, due 03/01/23	36	35
6.000%, due 12/01/32	5,089	5,246
6.000%, due 02/01/33	9,371	9,660
6.000%, due 09/01/34	47,115	48,858
6.000%, due 05/01/35	13,836	14,355
6.000%, due 06/01/35	6,072	6,300
6.000%, due 07/01/35	19,307	20,032
6.000%, due 09/01/35	749	777
6.000%, due 01/01/36	11,869	12,315

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
6.000%, due 06/01/36	199	207
6.000%, due 09/01/36	18,348	19,035
6.000%, due 12/01/36	60,956	63,236
6.000%, due 03/01/37	5,724	5,934
6.000%, due 10/01/37	18,837	19,570
6.000%, due 11/01/38	159,593	165,451
6.000%, due 05/01/39	20,014	20,748
6.000%, due 11/01/40	233,740	242,319
6.000%, due 05/01/49	357,589	360,188
6.500%, due 10/01/36	197,292	206,203
6.500%, due 02/01/37	2,779	2,908
6.500%, due 07/01/37	27,928	29,172
6.500%, due 08/01/37	23,557	24,545
6.500%, due 09/01/37	22,378	23,485
6.500%, due 12/01/37	41,366	43,253
6.500%, due 05/01/40	431,945	458,899
7.500%, due 11/01/26	2,147	2,148
FNMA ARM
12 mo. USD LIBOR + 1.790%,
2.273%, due 02/01/42[1]	106,830	106,768
1 year CMT + 2.162%,
2.640%, due 09/01/41[1]	161,121	162,089
1 year CMT + 2.104%,
2.721%, due 05/01/30[1]	18,356	17,811
12 mo. MTA + 1.200%,
2.889%, due 03/01/44[1]	80,574	78,704
1 year CMT + 2.505%,
3.030%, due 12/01/27[1]	9,938	9,904
1 year CMT + 2.282%,
3.192%, due 05/01/35[1]	78,254	78,876
1 year CMT + 2.325%,
3.325%, due 03/01/25[1]	2,244	2,224
12 mo. USD LIBOR + 1.732%,
3.462%, due 05/01/38[1]	543,760	541,551
1 year CMT + 2.239%,
3.506%, due 01/01/36[1]	179,500	180,048
1 year CMT + 2.235%,
3.830%, due 10/01/37[1]	874,715	885,186
1 year CMT + 2.095%,
4.095%, due 09/01/26[1]	6	6
GNMA
3.000%, due 11/15/42	33,768	30,059
3.000%, due 02/15/43	409,745	364,744
3.000%, due 05/15/43	416,953	370,882
3.000%, due 06/15/43	143,597	127,731

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
3.000%, due 07/15/43	33,596	29,884
3.000%, due 01/15/45	274,486	242,769
3.000%, due 02/15/45	23,999	21,131
3.000%, due 07/15/45	408,761	359,910
3.000%, due 10/15/45	703,206	619,166
3.500%, due 11/15/42	368,421	339,030
3.500%, due 03/15/45	163,995	149,381
3.500%, due 04/15/45	161,040	146,689
4.000%, due 12/15/41	783,415	743,760
4.000%, due 01/15/47	37,775	35,437
4.000%, due 02/15/47[8]	207,504	194,661
4.000%, due 04/15/47[8]	372,267	348,761
4.000%, due 05/15/47	63,605	59,589
4.000%, due 06/15/47	44,767	41,940
4.000%, due 07/15/47	74,252	69,563
4.000%, due 08/15/47	105,584	98,917
4.000%, due 12/15/47	23,999	22,484
4.000%, due 07/15/49	32,249	30,084
4.500%, due 09/15/39	251,714	245,646
4.500%, due 06/15/40	124,847	121,830
4.500%, due 12/15/45	10,060	9,654
4.500%, due 07/15/46	2,314	2,220
4.500%, due 08/15/46	8,108	7,780
4.500%, due 09/15/46	141,619	135,900
4.500%, due 10/15/46	179,526	172,277
4.500%, due 01/15/47	279,464	268,179
5.000%, due 12/15/34	13,078	13,089
5.000%, due 04/15/38	50,887	51,464
5.000%, due 12/15/39	3,999	4,058
5.000%, due 05/15/40	98,183	99,637
5.000%, due 05/15/41	32,628	32,965
5.500%, due 08/15/35	10,807	11,152
5.500%, due 02/15/38	1,003	1,039
5.500%, due 04/15/38	92,599	95,652
5.500%, due 05/15/38	82,957	85,759
5.500%, due 06/15/38	54,317	56,252
5.500%, due 10/15/38	263,734	272,713
5.500%, due 11/15/38	14,596	15,091
5.500%, due 12/15/38	3,059	3,165
5.500%, due 03/15/39	28,660	29,123
5.500%, due 05/15/39	23,434	24,232
5.500%, due 09/15/39	120,153	124,251
5.500%, due 01/15/40	3,764	3,876

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(continued)
5.500%, due 03/15/40	149,368	154,213
6.500%, due 02/15/29	205	209
6.500%, due 01/15/36	8,644	8,860
6.500%, due 09/15/36	75,826	79,340
6.500%, due 02/15/37	1,158	1,196
6.500%, due 04/15/37	4,664	4,939
6.500%, due 01/15/38	5,394	5,650
6.500%, due 06/15/38	12,718	13,378
6.500%, due 07/15/38	1,381	1,413
6.500%, due 11/15/38	2,693	2,942
8.000%, due 02/15/23	3	3
GNMA II
3.000%, due 01/20/43	486,658	432,961
3.000%, due 02/20/43	491,953	437,672
3.000%, due 11/20/43	99,622	88,633
3.000%, due 09/20/47	513,922	455,378
3.000%, due 02/20/48	316,530	280,472
3.500%, due 04/20/45	4,031	3,686
3.500%, due 11/20/45	568,121	519,537
3.500%, due 12/20/45	240,101	219,568
3.500%, due 04/20/46	380,632	346,604
3.500%, due 05/20/46	368,944	335,961
3.500%, due 04/20/47	328,792	299,157
3.500%, due 07/20/47	2,589,547	2,357,608
3.500%, due 08/20/47	258,737	235,417
3.500%, due 09/20/47	99,678	90,694
3.500%, due 11/20/47	342,353	311,497
3.500%, due 12/20/47	86,171	78,405
3.500%, due 01/20/48	1,688,100	1,535,950
3.500%, due 02/20/48	1,301,491	1,184,054
3.500%, due 03/20/48	2,001,880	1,821,449
3.500%, due 09/20/48	561,122	510,547
3.750%, due 05/20/30	374,708	345,034
4.000%, due 12/20/40	129,945	121,430
4.000%, due 07/20/41	44,874	42,708
4.000%, due 12/20/47	57,479	53,827
4.000%, due 01/20/48	148,979	139,513
4.000%, due 03/20/48	234,669	220,134
4.000%, due 04/20/48	476,858	446,447
4.000%, due 05/20/48	150,909	141,177
4.000%, due 06/20/48	157,764	147,591
4.000%, due 07/20/48	48,986	45,826
4.500%, due 10/20/44	55,911	53,511

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
4.500%, due 08/20/45	80,884	78,436
4.500%, due 04/20/48	23,219	22,338
4.500%, due 05/20/48	66,102	63,596
4.500%, due 06/20/48	161,565	155,395
4.500%, due 10/20/48	171,686	162,962
4.500%, due 01/20/49	154,826	148,913
4.500%, due 02/20/49	272,615	262,204
5.000%, due 12/20/33	85,096	85,057
5.000%, due 01/20/34	44,328	44,308
5.000%, due 02/20/38	55,128	55,456
5.000%, due 04/20/38	64,437	64,626
5.000%, due 08/20/41	8,724	8,749
5.000%, due 12/20/42	11,340	11,373
5.000%, due 08/20/43	897,997	900,607
5.000%, due 09/20/48	107,761	106,508
5.000%, due 10/20/48	167,847	165,894
5.000%, due 11/20/48	232,907	229,584
5.000%, due 12/20/48	208,564	205,588
5.500%, due 09/20/48	33,914	33,884
6.000%, due 10/20/38	1,584	1,666
6.500%, due 09/20/32	656	672
6.500%, due 12/20/38	4,749	5,008
9.000%, due 04/20/25	1,533	1,549
9.000%, due 12/20/26	1,156	1,176
9.000%, due 01/20/27	5,335	5,429
9.000%, due 09/20/30	809	827
9.000%, due 10/20/30	2,524	2,638
9.000%, due 11/20/30	3,142	3,217
GNMA II ARM
1 year CMT + 1.500%,
2.500%, due 10/20/30[1]	3,547	3,462
1 year CMT + 1.500%,
2.625%, due 01/20/23[1]	275	274
1 year CMT + 1.500%,
2.625%, due 03/20/23[1]	345	343
1 year CMT + 1.500%,
2.625%, due 01/20/24[1]	3,846	3,788
1 year CMT + 1.500%,
2.625%, due 01/20/25[1]	684	670
1 year CMT + 1.500%,
2.625%, due 02/20/25[1]	1,146	1,120
1 year CMT + 1.500%,
2.625%, due 03/20/25[1]	3,028	2,959
1 year CMT + 1.500%,
2.625%, due 08/20/25[1]	3,319	3,224

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(continued)
1 year CMT + 1.500%,
2.625%, due 09/20/25[1]	5,002	4,861
1 year CMT + 1.500%,
2.625%, due 03/20/26[1]	2,998	2,919
1 year CMT + 1.500%,
2.625%, due 08/20/26[1]	5,613	5,433
1 year CMT + 1.500%,
2.625%, due 01/20/27[1]	35,853	34,855
1 year CMT + 1.500%,
2.625%, due 02/20/27[1]	2,403	2,336
1 year CMT + 1.500%,
2.625%, due 07/20/27[1]	2,287	2,220
1 year CMT + 1.500%,
2.625%, due 01/20/28[1]	3,494	3,404
1 year CMT + 1.500%,
2.625%, due 02/20/28[1]	2,065	2,007
1 year CMT + 1.500%,
2.625%, due 07/20/30[1]	13,269	12,902
1 year CMT + 1.500%,
2.875%, due 04/20/24[1]	4,594	4,512
1 year CMT + 1.500%,
2.875%, due 04/20/26[1]	25,120	24,452
1 year CMT + 1.500%,
2.875%, due 06/20/26[1]	10,414	10,133
1 year CMT + 1.500%,
2.875%, due 04/20/27[1]	6,273	6,098
1 year CMT + 1.500%,
2.875%, due 04/20/30[1]	2,255	2,208
1 year CMT + 1.500%,
2.875%, due 05/20/30[1]	25,269	24,754
1 year CMT + 1.500%,
3.000%, due 05/20/25[1]	982	960
1 year CMT + 1.500%,
3.000%, due 09/20/26[1]	779	758
1 year CMT + 1.500%,
3.000%, due 04/20/27[1]	1,110	1,081
1 year CMT + 1.500%,
3.000%, due 08/20/27[1]	7,706	7,485
1 year CMT + 1.500%,
3.000%, due 04/20/30[1]	2,097	2,048
1 year CMT + 1.500%,
3.000%, due 05/20/30[1]	110,807	108,815
1 year CMT + 1.500%,
3.000%, due 07/20/30[1]	4,950	4,847
1 year CMT + 1.500%,
3.000%, due 08/20/30[1]	24,147	23,625

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
U.S. government agency obligations—(concluded)
1 year CMT + 1.500%,
3.500%, due 05/20/25[1]	5,506	5,406
1 year CMT + 1.500%,
3.500%, due 06/20/25[1]	4,852	4,763
1 year CMT + 1.500%,
3.500%, due 07/20/30[1]	5,513	5,404
1 year CMT + 1.500%,
3.500%, due 08/20/30[1]	1,220	1,196
GNMA II TBA
2.000%	6,700,000	5,491,735
2.500%	7,600,000	6,431,660
3.000%	12,950,000	11,242,965
3.500%	1,500,000	1,340,393
4.500%	7,910,000	7,489,251
5.000%	5,000,000	4,857,070
GNMA TBA
4.000%	2,000,000	1,839,297
UMBS TBA
1.500%	3,500,000	2,595,443
2.000%	37,950,000	29,874,733
2.500%	45,375,000	37,750,126
3.500%	3,700,000	3,342,107
4.000%[8]	9,125,000	8,299,206
4.500%	20,700,000	19,466,697
5.000%	1,200,000	1,156,753
6.000%	300,000	301,278
Total U.S. government agency obligations (cost—$321,817,463)		297,720,706

Number of shares
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 3.010%[9] (cost—$1,643,789)	1,643,789	1,643,789

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)
Short-term U.S. Treasury obligations—4.7%[9]
U.S. Cash Management Bills
3.323%, due 01/10/23	262,000	260,348
U.S. Treasury Bills
2.586%, due 11/10/22	443,000	442,719
2.605%, due 11/10/22	52,000	51,967
2.619%, due 11/10/22	583,000	582,625
2.623%, due 11/10/22	61,000	60,961
2.645%, due 11/10/22	372,000	371,759
2.665%, due 11/10/22	227,000	226,852
2.953%, due 12/01/22	955,000	952,698
2.959%, due 12/01/22	208,000	207,497
2.969%, due 12/15/22	2,819,000	2,808,974
3.011%, due 12/15/22	1,166,000	1,161,796
3.015%, due 12/01/22	71,000	70,825
3.017%, due 12/15/22	71,000	70,743
3.039%, due 12/15/22	917,000	913,662
3.051%, due 12/01/22	1,279,000	1,275,813
3.108%, due 12/15/22	625,000	622,675
3.468%, due 01/05/23	269,000	267,352
3.489%, due 01/05/23	250,000	248,459
Total short-term U.S. Treasury obligations (cost—$10,597,725)		10,597,725

Repurchase agreements—5.3%
Repurchase agreement dated 10/31/22 with BNP Paribas Securities Corp., 3.070% due 11/01/22, collateralized by 11,788,900 U.S. Treasury Notes, 0.125% due 0715/23; (value—$11,788,900); proceeds: $11,200,955	11,200,000	11,200,000
Repurchase agreement dated 10/31/22 with Goldman Sachs & Co., 3.070% due 11/01/22, collateralized by $840,849 Federal National Mortgage Association obligations, 3.000% due 02/01/52; (value—$721,907); proceeds: $700,060	700,000	700,000
Total repurchase agreements (cost—$11,900,000)		11,900,000

	Number of contracts	Notional amount
Option purchased—0.0%†
Put options—0.0%†
UMBS TBA, 5.000%, strike @ 96.92, expires 12/06/22 (Counterparty: CITI) (cost—$55,547)	4,500,000	USD	424,890,000	56,156

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of contracts	Notional amount		Value($)
Swaptions purchased—0.5%
Call swaptions—0.0%†
7 Year USD SOFR Interest Rate Swap strike @ 2.228%, expires 11/07/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 11/09/29	2,100,000	USD	2,100,000	0
7 Year USD SOFR Interest Rate Swap strike @ 2.245%, expires 11/07/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 11/09/29	1,000,000	USD	1,000,000	0
7 Year USD SOFR Interest Rate Swap strike @ 2.280%, expires 11/07/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 11/09/29	1,200,000	USD	1,200,000	0
7 Year USD SOFR Interest Rate Swap strike @ 2.320%, expires 11/07/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 11/09/29	2,500,000	USD	2,500,000	1
7 Year USD SOFR Interest Rate Swap strike @ 2.333%, expires 11/07/22 (Counterparty: BOA; pay floating rate); underlying swap terminates 11/09/29	2,400,000	USD	2,400,000	0
7 Year USD SOFR Interest Rate Swap, strike @ 2.355%, expires 11/07/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 11/09/29	1,200,000	USD	1,200,000	0
Total				1

Put swaptions—0.5%
10 Year USD SOFR Interest Rate Swap strike @ 3.368%, expires 11/23/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 11/09/29	8,000,000	USD	8,000,000	309,437
10 Year USD SOFR Interest Rate Swap strike @ 3.528%, expires 12/02/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 11/09/32	12,000,000	USD	12,000,000	350,941
10 Year USD SOFR Interest Rate Swap strike @ 4.000%, expires 01/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/10/33	1,200,000	USD	1,200,000	16,666
10 Year USD SOFR Interest Rate Swap strike @ 4.000%, expires 12/07/22 (Counterparty: GS; pay floating rate); underlying swap terminates 11/09/32	1,500,000	USD	1,500,000	14,472
3 Month USD SOFR Interest Rate Swap, strike @ 3.200% expires 04/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/25/53	600,000	USD	600,000	44,165
3 Month USD SOFR Interest Rate Swap, strike @ 3.225% expires 04/20/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/24/53	600,000	USD	600,000	42,493
3 Month USD SOFR Interest Rate Swap, strike @ 3.273% expires 04/20/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/24/53	600,000	USD	600,000	39,619
3 Month USD SOFR Interest Rate Swap, strike @ 3.348% expires 04/13/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/17/53	600,000	USD	600,000	34,806
30 Year USD SOFR Interest Rate Swap, strike @ 3.285% expires 04/14/23 (Counterparty: CITI; pay floating rate); underlying swap terminates 04/18/53	600,000	USD	600,000	38,488
7 Year USD SOFR Interest Rate Swap strike @ 3.205%, expires 11/07/22 (Counterparty: JPCMB; pay floating rate); underlying swap terminates 11/09/29	2,300,000	USD	2,300,000	95,261
7 Year USD SOFR Interest Rate Swap strike @ 3.217%, expires 11/07/22 (Counterparty: MSCI; pay floating rate); underlying swap terminates 11/09/29	2,400,000	USD	2,400,000	97,668
7 Year USD SOFR Interest Rate Swap strike @ 3.218%, expires 11/07/22 (Counterparty: JPCMB; pay floating rate); underlying swap terminates 11/09/29	2,300,000	USD	2,300,000	93,529
Total				1,177,545
Total swaptions purchased (cost—$369,284)				1,177,546
Total investments before investments sold short (cost—$420,840,726)—172.4%				389,388,235

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(19.0)%
U.S. government agency obligations—(19.0)%
GNMA II TBA
4.000%	(450,000)	(413,986)
UMBS TBA
3.000%	(47,250,000)	(40,105,402)
4.000%	(2,500,000)	(2,388,200)
Total investments sold short (proceeds—$43,000,976)		(42,907,588)
Liabilities in excess of other assets—(53.4)%		(120,620,377)
Net assets—100.0%		$225,860,270

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Reverse repurchase agreements—7.7%
Reverse repurchase agreement dated 10/13/22 with Credit Suisse, 3.400%, to be repurchased 11/13/22 for $(17,380,320), collateralized by 19,206,258 Government National Mortgage Association obligation, 3.000% - 5.500% due 10/15/38 - 02/20/48; (value --$(19,206,258)) (cost—$17,327,951)	(17,327,951)	(17,327,951)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	322,210,000	3,500,000	UMBS TBA, 3.500%, strike @ 92.06	JPMCB	12/06/22	33,359	(6,148)	27,211
USD	138,465,000	1,500,000	UMBS TBA, 4.000%, strike @ 92.31	BOA	11/07/22	12,539	(3,011)	9,528
USD	46,220,000	500,000	UMBS TBA, 4.000%, strike @ 92.44	CITI	11/07/22	4,218	(884)	3,334
USD	277,470,000	3,000,000	UMBS TBA, 4.000%, strike @ 92.49	JPMCB	12/06/22	23,907	(17,940)	5,967
USD	230,175,000	2,500,000	UMBS TBA, 4.000%, strike @ 92.07	MSCI	12/06/22	20,117	(20,117)	—
USD	280,230,000	3,000,000	UMBS TBA, 4.000%, strike @ 93.41	MSCI	11/07/22	24,844	(1,823)	23,021
USD	372,320,000	4,000,000	UMBS TBA, 4.000%, strike @ 93.08	CITI	11/07/22	24,219	(3,552)	20,667
Total						143,203	(53,475)	89,728
			Put options
USD	234,650,000	2,500,000	UMBS TBA, 3.000%, strike @ 93.86	MSCI	11/07/22	19,922	(223,520)	(203,598)
USD	344,330,000	3,500,000	UMBS TBA, 4.500%, strike @ 98.38	CITI	11/07/22	19,688	(160,454)	(140,766)
USD	344,435,000	3,500,000	UMBS TBA, 4.500%, strike @ 98.41	CITI	11/07/22	19,687	(161,545)	(141,858)
USD	467,227,000	4,700,000	UMBS TBA, 4.500%, strike @ 99.41	JPMCB	11/07/22	36,719	(263,878)	(227,159)
USD	431,640,000	4,500,000	UMBS TBA, 5.000%, strike @ 95.92	CITI	12/06/22	40,078	(36,356)	3,722
USD	415,890,000	4,500,000	UMBS TBA, 5.000%, strike @ 96.42	CITI	12/06/22	47,109	(45,257)	1,852
Total						183,203	(891,010)	(707,807)
Total options written						326,406	(944,485)	(618,079)

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	3,400	3,400,000	2 Year USD LIBOR Interest Rate Swap strike @ 3.750%, terminating 04/18/25	CITI	Pay	04/14/23	14,552	(51,274)	(36,722)
USD	3,400	3,400,000	2 Year USD SOFR Interest Rate Swap strike @ 3.750%, terminating 04/17/25	MSCI	Pay	04/13/23	12,240	(51,278)	(39,038)
USD	3,300	3,300,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/24/25	MSCI	Pay	04/20/23	13,200	(38,733)	(25,533)
USD	3,300	3,300,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/24/25	MSCI	Pay	04/20/23	14,520	(38,733)	(24,213)
USD	3,600	3,600,000	2 Year USD SOFR Interest Rate Swap strike @ 4.000%, terminating 04/25/25	MSCI	Pay	04/21/23	19,152	(42,276)	(23,124)
Total swaptions written							73,664	(222,294)	(148,630)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. Treasury futures buy contracts:
74	USD	3 Month SOFR Futures	March 2023	17,676,798	17,586,100	(90,698)
1	USD	U.S. Treasury Note 5 Year Futures	December 2022	106,377	106,594	217
134	USD	U.S. Treasury Note 10 Year Futures	December 2022	14,842,100	14,819,562	(22,538)
Total				32,625,275	32,512,256	(113,019)

Interest rate futures sell contracts:
74	USD	3 Month SOFR Futures	September 2023	(17,720,953)	(17,623,100)	97,853
Net unrealized appreciation (depreciation)						(15,166)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	36,100	06/16/23	Quarterly	3 Month USD LIBOR	0.250	1,147,558	968,081
USD	10,800	04/29/23	At Maturity	12 Month US Federal Funds Effective Rate	0.200	321,830	285,637
USD	27,000	03/03/25	Quarterly	3 Month USD LIBOR	1.350	2,086,412	2,086,412
USD	500	06/15/32	Annual	12 Month SOFR	1.750	83,839	48,191
USD	8,900	05/04/25	Quarterly	3 Month USD LIBOR	1.335	668,588	668,588
USD	1,400	06/08/32	Annual	12 Month SOFR	1.520	152,203	152,203
USD	4,000	06/15/32	Annual	12 Month SOFR	1.520	402,942	402,942
USD	17,400	07/08/32	Annual	12 Month SOFR	1.530	2,121,531	2,121,531

USD	2,300	09/16/32	Annual	12 Month SOFR	2.998	155,628	155,628
USD	7,700	11/09/32	Annual	12 Month SOFR	3.275	350,305	350,305
USD	5,500	10/06/32	Annual	12 Month SOFR	3.275	248,696	248,696
USD	17,500	06/15/29	Annual	1.750	12 Month SOFR	(2,228,778)	(982,111)
Total						5,510,754	6,506,103

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	20,055,741	168,402	20,224,143
Mortgage-backed securities	—	46,068,170	—	46,068,170
U.S. government agency obligations	—	297,720,706	—	297,720,706
Short-term investments	—	1,643,789	—	1,643,789
Short-term U.S. Treasury obligations	—	10,597,725	—	10,597,725
Repurchase agreements	—	11,900,000	—	11,900,000
Option purchased	—	56,156	—	56,156
Swaptions purchased	—	1,177,546	—	1,177,546
Futures contracts	98,070	—	—	98,070
Swap agreements	—	7,739,532	—	7,739,532
Total	98,070	396,959,365	168,402	397,225,837

Liabilities
Investments sold short	—	(42,907,588)	—	(42,907,588)
Reverse repurchase agreements	—	(17,327,951)	—	(17,327,951)
Options written	—	(944,485)	—	(944,485)
Swaptions written	—	(222,294)	—	(222,294)
Futures contracts	(113,236)	—	—	(113,236)
Swap agreements	—	(2,228,778)	—	(2,228,778)
Total	(113,236)	(63,631,096)	—	(63,744,332)

At October 31, 2022, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $36,148,762, represented 16.0% of the Portfolio's net assets at period end.

3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7	Zero coupon bond.

8	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

9	Rates shown reflect yield at October 31, 2022.

10	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—13.9%
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[1]	430,851	411,466
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[1]	1,750,000	1,707,186
Capital One Multi-Asset Execution Trust,
Series 2022-A2, Class A,
3.490%, due 05/15/27	1,189,000	1,144,017
CarMax Auto Owner Trust,
Series 2022-2, Class A2A,
2.810%, due 05/15/25	384,689	380,007
Cloud Pass-Through Trust,
Series 2019-1A, Class CLOU,
3.554%, due 12/05/22[1,2]	540	539
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD LIBOR + 1.100%,
4.686%, due 07/25/51[1,3]	61,618	58,986
Series 2021-B, Class A2,
1.760%, due 06/25/52[1]	79,210	66,958
Series 2021-C, Class A1,
1 mo. USD LIBOR + 0.900%,
4.486%, due 07/26/55[1,3]	236,186	229,253
Series 2021-C, Class A2,
2.320%, due 07/26/55[1]	118,974	102,408
Series 2021-C, Class B,
2.720%, due 07/26/55[1]	100,000	84,450
Credit Acceptance Auto Loan Trust,
Series 2020-2A, Class A,
1.370%, due 07/16/29[1]	119,100	117,497
Series 2021-2A, Class A,
0.960%, due 02/15/30[1]	540,000	513,052
Series 2021-3A, Class A,
1.000%, due 05/15/30[1]	280,000	262,950
Series 2021-4, Class A,
1.260%, due 10/15/30[1]	395,000	367,785
Series 2022-1A, Class A,
4.600%, due 06/15/32[1]	495,000	480,730
Series 2022-3A, Class C,
8.450%, due 02/15/33[1]	2,300,000	2,295,665
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B,
2.500%, due 01/25/30[1]	19,399	18,122

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD LIBOR + 0.480%,
4.066%, due 10/25/34[1,3]	10,243	10,229
Drive Auto Receivables Trust,
Series 2021-3, Class A2,
0.520%, due 01/15/25	135,702	135,435
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[1]	70,548	58,585
Elara HGV Timeshare Issuer LLC,
Series 2016-A, Class A,
2.730%, due 04/25/28[1]	27,306	26,841
Ford Credit Auto Lease Trust,
Series 2022-A, Class A2A,
2.780%, due 10/15/24	451,164	445,030
Freedom Financial,
Series 2022-4FP, Class B,
7.580%, due 12/18/29[1]	2,150,000	2,148,780
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[1]	1,910,000	1,740,734
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[1]	195,957	153,379
Series 2021-5CS, Class A,
2.310%, due 10/20/48[1]	108,898	76,024
Series 2022-3CS, Class A,
4.950%, due 07/20/49[1]	221,981	202,671
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[1]	210,000	175,928
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[1]	180,000	150,198
Series 2022-AA, Class B,
7.200%, due 10/20/37[1]	1,830,000	1,811,822
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[1]	185,355	151,002
Mosaic Solar Loans LLC,
Series 2017-2A, Class C,
2.000%, due 06/22/43[1]	60,433	58,162
Navient Private Education Loan Trust,
Series 2020-IA, Class B,
2.950%, due 04/15/69[1]	100,000	76,557

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD LIBOR + 1.050%,
4.462%, due 12/15/59[1,3]	163,976	159,259
Series 2021-A, Class A,
0.840%, due 05/15/69[1]	66,826	56,446
Series 2021-DA, Class A,
U.S. (Fed) Prime Rate - 1.990%,
4.260%, due 04/15/60[1,3]	353,046	310,232
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[1]	30,371	29,903
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[1]	499,739	434,766
Series 2021-BA, Class AFL,
1 mo. USD LIBOR + 0.780%,
4.269%, due 04/20/62[1,3]	711,138	685,515
Series 2021-CA, Class AFL,
1 mo. USD LIBOR + 0.740%,
4.229%, due 04/20/62[1,3]	456,460	436,667
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[1]	1,090,000	1,065,958
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[1]	2,380,000	2,370,418
Oportun Funding LLC,
Series 2022-3, Class B,
8.530%, due 01/08/30[1]	2,290,000	2,274,854
Prodigy Finance Ltd.,
Series 2021-1A, Class A,
1 mo. USD LIBOR + 1.250%,
4.836%, due 07/25/51[1,3]	241,463	232,624
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[1]	245,000	199,647
Series 2022-2B, Class B,
8.510%, due 11/17/32[1]	2,360,000	2,361,862
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[1]	116,100	105,602
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD LIBOR + 4.750%,
8.162%, due 10/15/41[1,3]	416,734	445,478

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(concluded)
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD LIBOR + 0.750%,
4.162%, due 10/15/35[1,3]	86,751	85,444
Series 2018-A, Class A2B,
1 mo. USD LIBOR + 0.800%,
4.212%, due 02/15/36[1,3]	306,540	297,659
Series 2018-C, Class A2B,
1 mo. USD LIBOR + 0.750%,
4.162%, due 11/15/35[1,3]	388,740	376,272
Series 2021-A, Class A2A1,
1 mo. USD LIBOR + 0.730%,
4.142%, due 01/15/53[1,3]	579,652	548,819
Series 2021-A, Class B,
2.310%, due 01/15/53[1]	100,000	85,702
Series 2021-C, Class APT1,
1.390%, due 01/15/53[1]	188,897	159,648
SoFi Professional Loan Program LLC,
Series 2016-B, Class A1,
1 mo. USD LIBOR + 1.200%,
4.786%, due 06/25/33[1,3]	10,643	10,638
Series 2018-A, Class A2B,
2.950%, due 02/25/42[1]	71,410	69,487
SoFi Professional Loan Program Trust,
Series 2020-C, Class AFX,
1.950%, due 02/15/46[1]	105,920	93,922
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[1]	1,013,200	832,457
T-Mobile U.S. Trust,
Series 2022-1A, Class A,
4.910%, due 05/22/28[1]	2,300,000	2,278,888
Westlake Automobile Receivables Trust,
Series 2021-3A, Class A2,
0.570%, due 09/16/24[1]	633,573	627,625
Total asset-backed securities
(cost—$33,363,424)		32,298,240

Corporate bonds—49.2%
Aerospace & defense—1.4%
BAE Systems Holdings, Inc.
3.800%, due 10/07/24[1]	1,681,000	1,626,183
Boeing Co.
3.250%, due 02/01/28	1,600,000	1,386,341

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Aerospace & defense—(concluded)
General Dynamics Corp.
3.500%, due 04/01/27	226,000	212,113
		3,224,637
Agriculture—0.9%
Archer-Daniels-Midland Co.
2.900%, due 03/01/32	1,480,000	1,233,902
Cargill, Inc.
5.125%, due 10/11/32[1]	810,000	789,804
		2,023,706
Airlines—0.2%
Air Canada Pass-Through Trust,
Series 2017-1AA,
3.300%, due 01/15/30[1]	44,531	37,062
American Airlines Pass-Through Trust,
Series AA,
3.000%, due 10/15/28	93,158	79,659
Series AA,
3.200%, due 06/15/28	40,810	34,012
Series AA,
3.575%, due 01/15/28	50,007	43,959
Series AA,
3.600%, due 09/22/27	38,757	34,255
Series AA,
3.650%, due 02/15/29	30,084	26,686
Delta Airlines Pass-Through Trust,
Series 2020-1, Class AA,
2.000%, due 06/10/28	57,227	48,258
Series AA,
3.204%, due 04/25/24	101,000	96,830
United Airlines Pass-Through Trust,
Series AA,
2.700%, due 05/01/32	45,503	36,067
Series AA,
3.450%, due 12/01/27	33,364	29,143
Series AA,
3.500%, due 03/01/30	16,182	13,610

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series AA,
4.150%, due 08/25/31	57,991	51,425
		530,966
Banks—16.8%
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[1]	1,500,000	1,377,869
Bank of America Corp.
(fixed, converts to FRN on 10/24/25),
1.197%, due 10/24/26	264,000	229,116
(fixed, converts to FRN on 06/19/25),
1.319%, due 06/19/26	870,000	768,123
(fixed, converts to FRN on 07/22/26),
1.734%, due 07/22/27	445,000	380,536
(fixed, converts to FRN on 02/13/25),
2.015%, due 02/13/26	181,000	165,565
(fixed, converts to FRN on 02/04/27),
2.551%, due 02/04/28	223,000	192,947
(fixed, converts to FRN on 02/04/32),
2.972%, due 02/04/33	398,000	308,434
(fixed, converts to FRN on 07/23/29),
3.194%, due 07/23/30	836,000	699,383
(fixed, converts to FRN on 01/23/25),
3.366%, due 01/23/26	366,000	344,964
(fixed, converts to FRN on 04/02/25),
3.384%, due 04/02/26	391,000	367,321
(fixed, converts to FRN on 12/20/27),
3.419%, due 12/20/28[4]	263,000	232,166
(fixed, converts to FRN on 03/05/23),
3.550%, due 03/05/24	160,000	158,675
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28	840,000	766,851
(fixed, converts to FRN on 04/27/27),
4.376%, due 04/27/28	283,000	263,167
(fixed, converts to FRN on 04/27/32),
4.571%, due 04/27/33	360,000	319,029
(fixed, converts to FRN on 07/22/25),
4.827%, due 07/22/26	150,000	146,076
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28	1,400,000	1,279,269
BNP Paribas SA
(fixed, converts to FRN on 01/20/27),
2.591%, due 01/20/28[1]	200,000	168,359

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Canadian Imperial Bank of Commerce
3.450%, due 04/07/27	1,400,000	1,278,066
Citigroup, Inc.
(fixed, converts to FRN on 01/25/25),
2.014%, due 01/25/26	410,000	374,571
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31	1,198,000	936,817
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31	1,310,000	1,169,001
Series VAR,
(fixed, converts to FRN on 02/24/27),
3.070%, due 02/24/28	742,000	654,155
Comerica Bank
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33	1,280,000	1,168,924
DNB Bank ASA
(fixed, converts to FRN on 03/28/24),
2.968%, due 03/28/25[1]	1,385,000	1,325,029
(fixed, converts to FRN on 10/09/25),
5.896%, due 10/09/26[1]	1,175,000	1,157,515
Fifth Third Bancorp
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28	925,000	928,798
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 02/24/27),
2.640%, due 02/24/28	1,217,000	1,051,882
(fixed, converts to FRN on 02/24/32),
3.102%, due 02/24/33	1,128,000	883,439
(fixed, converts to FRN on 03/15/27),
3.615%, due 03/15/28	578,000	521,063
3 mo. USD LIBOR + 1.170%,
4.075%, due 05/15/26[3]	244,000	240,824
(fixed, converts to FRN on 08/23/27),
4.482%, due 08/23/28	1,280,000	1,188,711
HSBC Holdings PLC
(fixed, converts to FRN on 11/22/26),
2.251%, due 11/22/27	272,000	223,638
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31	1,800,000	1,336,715
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28	905,000	905,771
ING Groep N.V.
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26	1,400,000	1,314,791

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Banks—(continued)
JPMorgan Chase & Co.
(fixed, converts to FRN on 04/22/26),
1.578%, due 04/22/27	184,000	158,250
(fixed, converts to FRN on 03/13/25),
2.005%, due 03/13/26	502,000	457,738
(fixed, converts to FRN on 02/24/25),
2.595%, due 02/24/26	306,000	283,490
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28	275,000	241,986
(fixed, converts to FRN on 04/23/23),
3.559%, due 04/23/24	820,000	812,071
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28	793,000	724,441
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27	495,000	463,554
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[5]	196,000	176,666
(fixed, converts to FRN on 04/26/25),
4.080%, due 04/26/26	324,000	310,617
(fixed, converts to FRN on 12/05/28),
4.452%, due 12/05/29	211,000	192,441
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28	1,420,000	1,250,532
4.375%, due 03/22/28	214,000	190,363
Morgan Stanley
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	1,420,000	1,272,711
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33	885,000	897,413
Royal Bank of Canada
6.000%, due 11/01/27	1,295,000	1,302,503
Santander Holdings USA, Inc.
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26	855,000	828,048
Svenska Handelsbanken AB
3.950%, due 06/10/27[1]	1,400,000	1,306,981
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28	1,370,000	1,267,216
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33	580,000	581,336
Wells Fargo & Co.
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33	1,525,000	1,229,374
(fixed, converts to FRN on 04/25/25),
3.908%, due 04/25/26	265,000	252,486
		39,027,777

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Beverages—1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36[4]	377,000	340,753
Constellation Brands, Inc.
4.750%, due 05/09/32	1,400,000	1,304,300
Diageo Capital PLC
5.500%, due 01/24/33	585,000	590,699
PepsiCo, Inc.
3.900%, due 07/18/32	1,385,000	1,282,526
		3,518,278
Biotechnology—0.1%
Gilead Sciences, Inc.
4.800%, due 04/01/44	193,000	165,894

Commercial services—1.1%
Ashtead Capital, Inc.
5.500%, due 08/11/32[1]	1,500,000	1,355,866
Moody's Corp.
4.250%, due 08/08/32	1,350,000	1,215,862
		2,571,728
Diversified financial services—2.2%
American Express Co.
5.850%, due 11/05/27	1,050,000	1,049,244
Aviation Capital Group LLC
3.500%, due 11/01/27[1]	1,500,000	1,218,166
Avolon Holdings Funding Ltd.
5.500%, due 01/15/26[1]	1,500,000	1,378,346
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28	1,400,000	1,299,814
(fixed, converts to FRN on 05/10/32),
5.268%, due 05/10/33	164,000	146,378
		5,091,948

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Electric—2.9%
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[1]	1,110,000	940,725
Baltimore Gas & Electric Co.
3.750%, due 08/15/47	204,000	148,722
Duke Energy Florida LLC
2.500%, due 12/01/29	438,000	363,961
MidAmerican Energy Co.
3.650%, due 04/15/29	204,000	186,157
Nevada Power Co.,
Series GG,
5.900%, due 05/01/53	935,000	923,000
Oncor Electric Delivery Co. LLC
3.700%, due 11/15/28[4]	153,000	140,343
4.600%, due 06/01/52[1]	1,360,000	1,153,447
Public Service Electric & Gas Co.
3.100%, due 03/15/32	1,465,000	1,230,109
Southern California Edison Co.,
Series E,
3.700%, due 08/01/25	406,000	389,701
Southern Co.
5.700%, due 10/15/32	480,000	479,485
Virginia Electric and Power Co.,
Series A,
6.000%, due 05/15/37	144,000	142,491
Vistra Operations Co. LLC
4.300%, due 07/15/29[1]	262,000	228,566
5.125%, due 05/13/25[1]	375,000	361,995
		6,688,702
Food—0.8%
Nestle Holdings, Inc.
4.700%, due 01/15/53[1]	1,980,000	1,776,972

Healthcare-products—0.1%
Thermo Fisher Scientific, Inc.
2.000%, due 10/15/31	270,000	211,821

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Healthcare-services—1.8%
CommonSpirit Health
6.073%, due 11/01/27	965,000	966,582
HCA, Inc.
3.500%, due 07/15/51	331,000	206,186
3.625%, due 03/15/32[1]	596,000	483,229
5.250%, due 04/15/25	473,000	464,859
Roche Holdings, Inc.
2.314%, due 03/10/27[1]	1,440,000	1,284,956
Sutter Health,
Series 20A,
2.294%, due 08/15/30[5]	20,000	15,750
UnitedHealth Group, Inc.
5.875%, due 02/15/53	795,000	811,372
		4,232,934
Housewares—0.4%
Newell Brands, Inc.
6.375%, due 09/15/27	995,000	972,364

Insurance—8.6%
Aon Corp.
2.800%, due 05/15/30	361,000	295,850
Athene Global Funding
2.550%, due 06/29/25[1]	1,600,000	1,452,686
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[1]	1,280,000	1,153,679
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42	1,500,000	1,178,610
Enstar Group Ltd.
4.950%, due 06/01/29	1,400,000	1,237,513
Fairfax Financial Holdings Ltd.
5.625%, due 08/16/32[1]	1,400,000	1,267,742
First American Financial Corp.
2.400%, due 08/15/31	800,000	557,803
Intact Financial Corp.
5.459%, due 09/22/32[1]	915,000	877,427
Marsh & McLennan Cos., Inc.
5.750%, due 11/01/32	2,310,000	2,317,125
Metropolitan Life Global Funding I
4.300%, due 08/25/29[1]	1,690,000	1,554,420

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Northwestern Mutual Global Funding
4.350%, due 09/15/27[1]	740,000	708,750
Protective Life Global Funding
3.218%, due 03/28/25[1]	1,400,000	1,322,326
RenaissanceRe Holdings Ltd.
3.600%, due 04/15/29	1,440,000	1,268,826
Stewart Information Services Corp.
3.600%, due 11/15/31	1,700,000	1,277,685
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[1]	2,600,000	2,257,606
Teachers Insurance & Annuity Association of America
4.900%, due 09/15/44[1]	1,500,000	1,276,209
		20,004,257
Investment companies—1.4%
Ares Capital Corp.
4.250%, due 03/01/25	175,000	164,048
Blackstone Private Credit Fund
2.350%, due 11/22/24[4]	1,450,000	1,326,454
3.250%, due 03/15/27[4]	209,000	173,398
Morgan Stanley Direct Lending Fund
4.500%, due 02/11/27[4]	1,013,000	908,686
Owl Rock Core Income Corp.
7.750%, due 09/16/27[1]	710,000	692,110
		3,264,696
Machinery-diversified—0.3%
CNH Industrial Capital LLC
5.450%, due 10/14/25	775,000	766,454

Media—0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, due 03/01/42	208,000	129,964
4.400%, due 04/01/33	171,000	142,058
4.800%, due 03/01/50	376,000	266,105
6.484%, due 10/23/45[4]	407,000	360,370
		898,497
Oil & gas—0.6%
Equinor ASA
2.375%, due 05/22/30	1,555,000	1,285,390

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—1.0%
AbbVie, Inc.
2.900%, due 11/06/22	555,000	554,800
4.500%, due 05/14/35	519,000	460,072
Bristol-Myers Squibb Co.
3.700%, due 03/15/52	1,575,000	1,168,181
CVS Health Corp.
5.125%, due 07/20/45	227,000	195,218
		2,378,271
Pipelines—1.7%
Energy Transfer LP
3.600%, due 02/01/23	74,000	73,719
5.250%, due 04/15/29	233,000	218,349
5.500%, due 06/01/27	176,000	171,271
EnLink Midstream LLC
6.500%, due 09/01/30[1,5]	895,000	879,338
Hess Midstream Operations LP
5.500%, due 10/15/30[1]	1,500,000	1,353,300
NGPL PipeCo LLC
4.875%, due 08/15/27	—	0
Western Midstream Operating LP
3.350%, due 02/01/25[6]	1,410,000	1,340,163
		4,036,140
Real estate investment trusts—2.0%
American Tower Corp.
1.500%, due 01/31/28	181,000	143,421
Arbor Realty SR, Inc.
8.500%, due 10/15/27[1]	1,790,000	1,761,776
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[1]	1,515,000	1,231,725
Prologis LP
1.750%, due 07/01/30	40,000	30,770
2.875%, due 11/15/29	200,000	167,432
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[1]	1,363,000	1,183,711
		4,518,835
Retail—1.7%
AutoZone, Inc.
4.750%, due 08/01/32	1,350,000	1,254,797

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(concluded)
Retail—(concluded)
Home Depot, Inc.
4.500%, due 09/15/32	1,260,000	1,194,101
Target Corp.
4.500%, due 09/15/32	1,510,000	1,424,063
		3,872,961
Telecommunications—1.3%
AT&T, Inc.
4.300%, due 02/15/30[4]	326,000	297,231
4.500%, due 05/15/35	264,000	227,535
Sprint Communications, Inc.
6.000%, due 11/15/22	1,780,000	1,780,196
Verizon Communications, Inc.
3.150%, due 03/22/30	774,000	654,001
		2,958,963
Total corporate bonds
(cost—$122,833,497)		114,022,191

Mortgage-backed securities—10.0%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[1]	465,000	378,431
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH, Class AL,
1 mo. USD LIBOR + 0.900%,
4.313%, due 11/15/32[1,3]	1,150,000	1,096,769
BANK,
Series 2022-BNK42, Class A5,
4.493%, due 06/15/55[2]	220,000	201,163
Barclays Commercial Mortgage Trust,
Series 2019-C3, Class B,
4.096%, due 05/15/52	90,000	76,358
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	167,652
Series 2019-B15, Class C,
3.722%, due 12/15/72[2]	111,000	84,142
Series 2022-B35, Class A5,
4.445%, due 05/15/55[2]	270,000	246,926
BFLD Trust,
Series 2019-DPLO, Class A,
1 mo. USD LIBOR + 1.090%,
4.502%, due 10/15/34[1,3]	350,000	341,079

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust,
Series 2019-XL, Class A,
1 mo. USD LIBOR + 0.920%,
4.332%, due 10/15/36[1,3]	319,545	313,140
Series 2020-VIV3, Class B,
3.544%, due 03/09/44[1,2]	185,000	145,328
Series 2020-VIV4, Class A,
2.843%, due 03/09/44[1]	255,000	199,433
Series 2021-CIP, Class A,
1 mo. USD LIBOR + 0.921%,
4.333%, due 12/15/38[1,3]	215,000	205,136
Series 2021-XL2, Class A,
1 mo. USD LIBOR + 0.689%,
4.101%, due 10/15/38[1,3]	291,915	276,105
BX Trust,
Series 2021-ARIA, Class A,
1 mo. USD LIBOR + 0.899%,
4.311%, due 10/15/36[1,3]	535,000	501,510
Series 2022-CLS, Class B,
6.300%, due 10/13/27[1]	2,020,000	1,999,288
Series 2022-GPA, Class B,
1 mo. CME Term SOFR + 2.664%,
6.040%, due 10/15/39[1,3]	1,000,000	982,540
Series 2022-GPA, Class C,
1 mo. CME Term SOFR + 3.213%,
6.589%, due 10/15/39[1,3]	950,000	931,045
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[2]	101,000	80,106
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	274,203
Cold Storage Trust,
Series 2020-ICE5, Class A,
1 mo. USD LIBOR + 0.900%,
4.312%, due 11/15/37[1,3]	530,815	514,582
Commercial Mortgage Trust,
Series 2013-GAM, Class A2,
3.367%, due 02/10/28[1]	614,845	607,027
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	140,666
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	251,604	236,743
CSMC Trust,
Series 2017-CALI, Class A,
3.431%, due 11/10/32[1]	260,000	241,972

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Series 2020-NET, Class A,
2.257%, due 08/15/37[1]	374,313	331,653
Series 2021-980M, Class B,
2.795%, due 07/15/31[1]	130,000	108,610
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD LIBOR + 1.080%,
4.493%, due 07/15/38[1,3]	400,239	384,204
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class X1,
1.082%, due 03/25/24[2]	2,304,590	25,431
Series K121, Class X1,
1.024%, due 10/25/30[2]	1,188,836	70,577
Series K142, Class A2,
2.400%, due 03/25/32	385,000	312,765
Series K144, Class A2,
2.450%, due 04/25/32	270,000	219,577
Series K145, Class A2,
2.580%, due 06/25/55	605,000	496,803
Series KC02, Class A2,
3.370%, due 07/25/25	540,883	519,850
Series KL06, Class XFX,
1.364%, due 12/25/29[2]	720,000	47,895
FHLMC Multifamily WI Certificates,
Series K146, Class A2,
2.920%, due 07/25/32	170,000	143,722
FNMA Aces,
Series 2022-M5, Class A3,
2.369%, due 01/01/34[2]	325,000	254,150
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[2]	189,735	175,458
GS Mortgage Securities Corp. Trust,
Series 2022-SHIP, Class A,
1 Month CME Term SOFR + 0.731%,
4.107%, due 08/15/36[1,3]	320,000	314,671
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A,
1 mo. USD LIBOR + 1.000%,
4.662%, due 09/15/29[1,3]	111,882	108,680
Series 2021-MHC, Class A,
1 mo. USD LIBOR + 0.800%,
4.212%, due 04/15/38[1,3]	85,041	81,537
Series 2022-ACB, Class A,
30-Day Average SOFR + 1.400%,
4.191%, due 03/15/39[1,3]	360,000	349,639

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
MF1, Ltd.,
Series 2021-W10, Class A,
1 mo. CME Term SOFR + 1.070%,
4.446%, due 12/15/34[1,3]	100,000	98,687
Series 2021-W10, Class B,
1 Month CME Term SOFR + 1.370%,
4.746%, due 12/15/34[1,3]	370,000	362,442
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[2]	520,000	492,546
Series 2018-SUN, Class A,
1 mo. USD LIBOR + 0.900%,
4.312%, due 07/15/35[1,3]	290,000	280,198
Series 2019-NUGS, Class A,
1 mo. USD LIBOR + 0.950%,
4.362%, due 12/15/36[1,3]	241,000	228,769
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. CME Term SOFR + 1.397%,
4.773%, due 03/15/39[1,3]	2,000,000	1,940,004
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[1]	2,300,000	1,832,012
One New York Plaza Trust,
Series 2020-1NYP, Class A,
1 mo. USD LIBOR + 0.950%,
4.362%, due 01/15/36[1,3]	240,000	227,810
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B,
4.144%, due 01/05/43[1,2]	515,000	361,810
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A,
1 Month CME Term SOFR + 2.186%,
5.562%, due 05/15/37[1,3]	260,000	253,164
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A,
1 mo. USD LIBOR + 1.050%,
4.249%, due 11/11/34[1,3]	81,008	78,626
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	411,185
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	123,850

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(concluded)
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 Month CME Term SOFR + 4.083%,
7.583%, due 11/15/27[1]	2,330,000	2,313,089
Total mortgage-backed securities
(cost—$24,573,058)		23,190,758

Municipal bonds—0.3%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds
6.574%, due 07/01/45	145,000	161,701
State of California, GO Bonds
7.550%, due 04/01/39	70,000	83,805
		245,506
Michigan—0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	93,000	68,121

Minnesota—0.0%†
University of Minnesota, Revenue Bonds
4.048%, due 04/01/52	78,000	62,918

New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	105,000	108,590
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000	16,789
		125,379
New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
2.052%, due 03/15/30	120,000	95,813
2.152%, due 03/15/31	165,000	128,472
		224,285
Texas—0.0%†
City of Houston TX, GO Bonds
3.961%, due 03/01/47	85,000	67,930

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(concluded)
Texas—(concluded)
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41	50,000	33,236
		101,166
Total municipal bonds
(cost—$1,047,066)		827,375

U.S. government agency obligations—0.5%
FHLB
4.000%, due 09/01/28	680,000	664,485
FHLMC
6.250%, due 07/15/32	302,000	341,326
6.750%, due 03/15/31	82,000	94,466
Total U.S. government agency obligations
(cost—$1,132,854)		1,100,277

U.S. Treasury obligations—25.5%
U.S. Treasury Bonds
1.375%, due 08/15/50	9,595,000	5,114,960
1.750%, due 08/15/41	21,450,000	13,999,477
2.250%, due 08/15/46	1,325,000	896,756
U.S. Treasury Notes
0.625%, due 05/15/30	28,550,000	22,184,242
1.125%, due 08/31/28	11,325,000	9,501,940
2.750%, due 08/15/32	8,350,000	7,471,945
Total U.S. Treasury obligations
(cost—$63,303,372)		59,169,320

Number of
shares
Short-term investments—2.5%
Investment companies—2.5%
State Street Institutional U.S. Government Money Market Fund, 3.010%[7]
(cost—$5,742,844)	5,742,844	5,742,844

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—0.5%
Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[7]
(cost—$1,105,095)	1,105,095	1,105,095
Total investments
(cost—$253,101,210)[8]—102.4%		237,456,100
Liabilities in excess of other assets—(2.4)%		(5,539,488)
Net assets—100.0%		$231,916,612

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	32,298,240	—	32,298,240
Corporate bonds	—	114,022,191	—	114,022,191
Mortgage-backed securities	—	23,190,758	—	23,190,758
Municipal bonds	—	827,375	—	827,375
U.S. government agency obligations	—	1,100,277	—	1,100,277
U.S. Treasury obligations	—	59,169,320	—	59,169,320
Short-term investments	—	5,742,844	—	5,742,844
Investment of cash collateral from securities loaned	—	1,105,095	—	1,105,095
Total	—	237,456,100	—	237,456,100

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $85,526,616, represented 36.9% of the Portfolio's net assets at period end.

[2]	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

[3]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

[4]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

[5]	Security, or portion thereof, was on loan at the period end.

[6]	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

[7]	Rates shown reflect yield at October 31, 2022.

[8]	Includes $1,081,624 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,105,095.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—9.2%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD LIBOR + 0.290%,
4.166%, due 07/25/34[2]	418,693	393,535
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[3]	440,000	432,265
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-2A, Class B,
1.900%, due 02/20/28[3]	122,000	102,081
Series 2022-4A, Class A,
4.770%, due 02/20/29[3]	143,000	136,990
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[3,4]	2,340,000	2,282,752
BPCRE Ltd.,
Series 2022-FL2, Class A,
1 mo. CME Term SOFR + 2.400%,
6.311%, due 01/16/37[2,3]	500,000	496,417
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD LIBOR + 0.960%,
4.546%, due 06/25/34[2]	365,284	353,393
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
0.010%, due 02/15/33[3]	3,050,000	3,044,251
CSAB Mortgage Backed Trust,
Series 2006-1, Class A6A,
6.672%, due 06/25/36[5]	243,786	70,829
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD LIBOR + 0.820%,
4.285%, due 09/15/29[2]	31,676	29,030
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD LIBOR + 0.480%,
4.066%, due 10/25/36[2]	1,063,652	722,475
Freedom Financial,
Series 2022-4FP, Class B,
7.580%, due 12/18/29[3]	2,850,000	2,848,382
FS Rialto Issuer LLC,
Series 2022-FL4, Class A,
30-Day Average SOFR + 1.900%,
5.292%, due 01/19/39[2,3]	800,000	766,797
GLS Auto Receivables Issuer Trust,
Series 2022-1A, Class A,
1.980%, due 08/15/25[3]	806,586	792,478

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[3]	2,580,000	2,351,357
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD LIBOR + 0.280%,
3.866%, due 06/25/36[2]	765,954	724,959
HGI CRE CLO Ltd.,
Series 2022-FL3, Class A,
30-Day Average SOFR + 1.700%,
5.041%, due 04/20/37[2,3]	800,000	766,184
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34[3]	105,600	99,649
Series 2022-2A, Class A,
4.300%, due 01/25/37[3]	110,767	105,544
Home Equity Asset Trust,
Series 2005-2, Class M5,
1 mo. USD LIBOR + 1.095%,
4.681%, due 07/25/35[2]	52,777	52,582
KREF Ltd.,
Series 2022-FL3, Class A,
1 mo. CME Term SOFR + 1.450%,
5.382%, due 02/17/39[2,3]	600,000	574,587
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[3]	1,500,000	1,256,626
LoanCore Issuer Ltd.,
Series 2021-CRE6, Class A,
1 mo. USD LIBOR + 1.300%,
5.175%, due 11/15/38[2,3]	700,000	670,611
M360 Ltd.,
Series 2021-CRE3, Class A,
1 mo. USD LIBOR + 1.500%,
5.457%, due 11/22/38[2,3]	700,000	674,493
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[3]	1,300,000	1,084,762
Series 2022-AA, Class B,
7.200%, due 10/20/37[3]	2,431,000	2,406,853
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2,
6.350%, due 10/20/52[3]	205,000	192,253
MF1 Ltd.,
Series 2022-FL8, Class A,
30-Day Average SOFR + 1.350%,
4.768%, due 02/19/37[2,3]	600,000	568,972

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD LIBOR + 0.705%,
4.291%, due 12/25/34[2]	146,267	134,931
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD LIBOR + 1.575%,
5.161%, due 11/25/32[2]	78,791	78,332
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[3]	1,198,813	976,632
MVW LLC,
Series 2022-1A, Class B,
4.400%, due 11/21/39[3]	186,042	176,157
Navient Private Education Refi Loan Trust,
Series 2021-EA, Class A,
0.970%, due 12/16/69[3]	102,942	83,484
Series 2021-FA, Class A,
1.110%, due 02/18/70[3]	606,632	491,750
New Century Home Equity Loan Trust,
Series 2005-D, Class A2D,
1 mo. USD LIBOR + 0.660%,
4.246%, due 02/25/36[2]	24,125	24,075
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[3,4]	1,460,000	1,427,798
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[3]	3,180,000	3,167,197
OneMain Financial Issuance Trust,
Series 2022-2A, Class A,
4.890%, due 10/14/34[3]	288,000	276,865
Oportun Funding LLC,
Series 2022-3, Class B,
8.530%, due 01/08/30[3]	3,040,000	3,019,893
Prestige Auto Receivables Trust,
Series 2022-1A, Class B,
6.550%, due 07/17/28[3]	157,000	156,267
RASC Trust,
Series 2005-KS11, Class M2,
1 mo. USD LIBOR + 0.630%,
4.216%, due 12/25/35[2]	272,997	270,932
Regional Management Issuance Trust,
Series 2022-2B, Class B,
8.510%, due 11/17/32[3]	3,140,000	3,142,477

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(continued)
SASCO Mortgage Loan Trust,
Series 2005-GEL1, Class M2,
1 mo. USD LIBOR + 1.350%,
4.936%, due 12/25/34[2]	111,797	110,681
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD LIBOR + 0.795%,
2.472%, due 03/25/35[2]	94,498	91,130
Series 2006-1, Class M1,
1 mo. USD LIBOR + 0.465%,
4.051%, due 03/25/36[2]	970,596	916,919
Securitized Asset Backed Receivables LLC Trust,
Series 2006-FR2, Class A3,
1 mo. USD LIBOR + 0.500%,
4.086%, due 03/25/36[2]	1,573,401	959,564
Sierra Timeshare Receivables Funding LLC,
Series 2021-2A, Class C,
1.950%, due 09/20/38[3]	70,534	63,346
Series 2022-2A, Class B,
5.040%, due 06/20/40[3]	237,416	228,984
Sofi Professional Loan Program LLC,
Series 2019-C, Class BFX,
3.050%, due 11/16/48[3]	158,000	120,078
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[3]	1,360,867	1,118,104
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1,
1 mo. USD LIBOR + 0.660%,
4.246%, due 02/25/35[2]	42,422	42,101
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	59,778	58,709
Sunrun Demeter Issuer LLC,
Series 2021-2A, Class A,
2.270%, due 01/30/57[3]	1,332,078	1,017,417
T-Mobile U.S. Trust,
Series 2022-1A, Class A,
4.910%, due 05/22/28[3]	3,100,000	3,071,545
TAL Advantage VII LLC,
Series 2020-1A, Class A,
2.050%, due 09/20/45[3]	78,125	67,414
TRTX Issuer Ltd.,
Series 2019-FL3, Class A,
1 mo. CME Term SOFR + 1.264%,
5.139%, due 10/15/34[2,3]	248,736	237,451
United States Small Business Administration,

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Asset-backed securities—(concluded)
Series 2002-20K, Class 1,
5.080%, due 11/01/22	11,479	11,479
Series 2005-20H, Class 1,
5.110%, due 08/01/25	46,264	45,808
Series 2007-20D, Class 1,
5.320%, due 04/01/27	174,400	170,796
VMC Finance LLC,
Series 2022-FL5, Class A,
30-Day Average SOFR + 1.900%,
5.292%, due 02/18/39[2,3]	800,000	780,305
Total asset-backed securities
(cost—$48,416,482)		46,539,728

Corporate bonds—52.4%
Advertising—0.0%†
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[3]	19,000	17,100
Lamar Media Corp.
3.625%, due 01/15/31	20,000	16,300
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.000%, due 08/15/27[3]	16,000	14,403
		47,803
Aerospace & defense—1.5%
BAE Systems Holdings, Inc.
3.800%, due 10/07/24[3]	1,715,000	1,659,074
Boeing Co.
1.433%, due 02/04/24	1,700,000	1,613,479
2.750%, due 02/01/26	1,700,000	1,533,152
3.250%, due 02/01/28	1,900,000	1,646,280
5.805%, due 05/01/50	640,000	550,437
Lockheed Martin Corp.
5.700%, due 11/15/54	155,000	156,157
Spirit AeroSystems, Inc.
3.950%, due 06/15/23[6]	200,000	193,500
TransDigm, Inc.
6.375%, due 06/15/26	135,000	130,275
7.500%, due 03/15/27	180,000	177,368
		7,659,722
Agriculture—0.5%
Archer-Daniels-Midland Co.
2.900%, due 03/01/32	1,855,000	1,546,546

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Agriculture—(concluded)
BAT Capital Corp.
3.734%, due 09/25/40	220,000	138,508
Cargill, Inc.
5.125%, due 10/11/32[3]	1,085,000	1,057,946
Darling Ingredients, Inc.
6.000%, due 06/15/30[3]	20,000	19,250
		2,762,250
Airlines—0.8%
Air Canada
3.875%, due 08/15/26[3]	55,000	48,665
American Airlines Pass-Through Trust,
Series 2013-2,
4.950%, due 01/15/23	418,876	414,602
Series 2016-3, Class B,
3.750%, due 10/15/25	164,634	142,286
Series AA,
3.200%, due 06/15/28	1,335,600	1,113,130
Series AA,
3.600%, due 09/22/27	1,314,979	1,162,226
American Airlines, Inc.
11.750%, due 07/15/25[3]	65,000	71,085
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[3]	155,000	147,610
5.750%, due 04/20/29[3]	100,000	91,000
Continental Airlines Pass-Through Trust,
Series 2012-2, Class A,
4.000%, due 10/29/24	110,403	102,969
Delta Air Lines, Inc.
3.750%, due 10/28/29[6]	25,000	20,589
JetBlue Pass Through Trust,
Series 2019-1, Class A,
2.950%, due 05/15/28	267,079	219,486
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 06/20/27[3]	104,500	103,309
Spirit Airlines Pass-Through Trust,
Series A,
4.100%, due 04/01/28	61,152	51,981
United Airlines Holdings, Inc.
4.875%, due 01/15/25[6]	35,000	33,417
5.000%, due 02/01/24[6]	35,000	34,125
United Airlines Pass-Through Trust,

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Airlines—(concluded)
Series 2020-1, Class A,
5.875%, due 10/15/27		126,461	122,020
Series 2012-1, Class A,
4.150%, due 04/11/24		159,727	152,069
United Airlines, Inc.
4.625%, due 04/15/29[3]		40,000	34,212
			4,064,781
Apparel—0.0%†
Crocs, Inc.
4.125%, due 08/15/31[3]		55,000	41,658

Auto manufacturers—2.3%
Daimler Trucks Finance North America LLC
2.000%, due 12/14/26[3]		1,300,000	1,109,490
SOFR + 0.750%,
2.632%, due 12/13/24[2,3]		1,200,000	1,184,088
SOFR + 0.750%,
3.904%, due 12/13/24[2,3]		200,000	197,348
Ford Motor Co.
3.250%, due 02/12/32		15,000	11,262
4.750%, due 01/15/43		160,000	111,434
5.291%, due 12/08/46		70,000	51,823
9.625%, due 04/22/30		70,000	78,141
Ford Motor Credit Co. LLC
2.330%, due 11/25/25	EUR	700,000	628,934
3.375%, due 11/13/25[6]		1,400,000	1,270,094
3.625%, due 06/17/31		25,000	19,442
3.810%, due 01/09/24		300,000	289,688
4.000%, due 11/13/30		105,000	84,922
4.125%, due 08/17/27		5,000	4,440
4.389%, due 01/08/26		10,000	9,227
5.125%, due 06/16/25		1,700,000	1,640,160
General Motors Co.
5.150%, due 04/01/38		280,000	227,833
General Motors Financial Co., Inc.
SOFR + 1.200%,
3.482%, due 11/17/23[2]		1,000,000	991,879
3.800%, due 04/07/25		260,000	245,736
SOFR + 1.200%,
5.003%, due 11/17/23[2]		200,000	198,376
Hyundai Capital America
0.875%, due 06/14/24[3,6]		200,000	183,715

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Auto manufacturers—(concluded)
5.875%, due 04/07/25[3]		200,000	197,922
Jaguar Land Rover Automotive PLC
5.500%, due 07/15/29[3]		175,000	123,718
Nissan Motor Acceptance LLC
2.000%, due 03/09/26[3]		100,000	81,485
2.750%, due 03/09/28[3]		200,000	151,648
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]		200,000	177,407
4.810%, due 09/17/30[3]		200,000	159,741
Volkswagen Bank GmbH
2.500%, due 07/31/26[7]	EUR	700,000	651,655
Volkswagen Group of America Finance LLC
2.850%, due 09/26/24[3]		1,500,000	1,423,680
			11,505,288
Auto parts & equipment—0.1%
Clarios Global LP
6.750%, due 05/15/25[3]		40,000	40,020
Dana, Inc.
4.500%, due 02/15/32		15,000	11,469
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26[6]		15,000	14,448
5.000%, due 07/15/29[6]		60,000	52,029
5.250%, due 04/30/31[6]		80,000	67,317
IHO Verwaltungs GmbH
6.375% Cash or 7.125% PIK,
6.375%, due 05/15/29[3,8]		20,000	17,067
Tenneco, Inc.
7.875%, due 01/15/29[3]		60,000	59,274
			261,624
Banks—11.6%
ABN AMRO Bank NV
(fixed, converts to FRN on 03/13/32),
3.324%, due 03/13/37[3]		200,000	137,351
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[3]		1,700,000	1,561,585
Banco Santander SA
(fixed, converts to FRN on 02/08/24),
7.500%, due 02/08/24[7,9]		200,000	189,250
Bank of America Corp.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 02/04/24),
1.843%, due 02/04/25	415,000	393,206
(fixed, converts to FRN on 09/21/31),
2.482%, due 09/21/36	440,000	314,414
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31	290,000	227,844
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31	1,600,000	1,263,269
4.000%, due 01/22/25	1,500,000	1,445,686
(fixed, converts to FRN on 03/20/50),
4.083%, due 03/20/51	280,000	208,018
4.125%, due 01/22/24[6]	2,200,000	2,173,917
(fixed, converts to FRN on 07/22/32),
5.015%, due 07/22/33	315,000	288,874
Series FF,
(fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[9]	85,000	73,164
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[9]	86,000	81,120
Series MM,
(fixed, converts to FRN on 01/28/25),
4.300%, due 01/28/25[9]	45,000	37,249
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[9]	145,000	116,362
Series TT,
(fixed, converts to FRN on 04/27/27),
6.125%, due 04/27/27[6,9]	115,000	108,675
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[9]	102,000	99,291
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28	1,760,000	1,608,224
Series H,
(fixed, converts to FRN on 03/20/26),
3.700%, due 03/20/26[9]	23,000	20,112
Series I,
(fixed, converts to FRN on 12/20/26),
3.750%, due 12/20/26[9]	75,000	57,764
Barclays PLC
4.836%, due 05/09/28	535,000	453,432
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29	200,000	177,141

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 06/15/26),
6.125%, due 12/15/25[6,9]	200,000	173,500
BNP Paribas SA
(fixed, converts to FRN on 01/12/27),
4.625%, due 01/12/27[3,9]	200,000	153,099
(fixed, converts to FRN on 03/25/24),
6.625%, due 03/25/24[3,9]	200,000	187,178
Canadian Imperial Bank of Commerce
3.450%, due 04/07/27	1,760,000	1,606,712
Citigroup, Inc.
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30	200,000	163,153
(fixed, converts to FRN on 03/17/25),
3.290%, due 03/17/26	1,640,000	1,536,101
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28	755,000	691,180
4.400%, due 06/10/25	980,000	948,790
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31	1,745,000	1,557,181
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[9]	89,000	79,183
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[9]	52,000	41,730
Citizens Financial Group, Inc.,
Series B,
(fixed, converts to FRN on 07/06/23),
6.000%, due 07/06/23[9]	60,000	55,049
Series C,
(fixed, converts to FRN on 04/06/24),
6.375%, due 04/06/24[9]	80,000	72,940
Comerica Bank
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33	1,690,000	1,543,346
Credit Suisse Group AG
(fixed, converts to FRN on 05/14/31),
3.091%, due 05/14/32[3]	310,000	212,626
(fixed, converts to FRN on 08/11/27),
5.250%, due 02/11/27[3,9]	200,000	141,500
(fixed, converts to FRN on 12/23/27),
9.750%, due 06/23/27[3,9]	200,000	190,025
Deutsche Bank AG
3.950%, due 02/27/23	200,000	198,615

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25	200,000	184,607
DNB Bank ASA
(fixed, converts to FRN on 03/28/24),
2.968%, due 03/28/25[3]	1,735,000	1,659,873
(fixed, converts to FRN on 10/09/25),
5.896%, due 10/09/26[3]	1,570,000	1,546,637
Fifth Third Bancorp
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28	1,230,000	1,235,050
Series H,
(fixed, converts to FRN on 06/30/23),
5.100%, due 06/30/23[9]	115,000	104,742
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 01/24/24),
1.757%, due 01/24/25	415,000	392,187
(fixed, converts to FRN on 04/22/31),
2.615%, due 04/22/32	615,000	469,099
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38	290,000	225,805
(fixed, converts to FRN on 08/23/27),
4.482%, due 08/23/28	1,495,000	1,388,378
5.700%, due 11/01/24	200,000	200,013
3 mo. USD LIBOR + 1.750%,
6.124%, due 10/28/27[2]	900,000	890,750
3 mo. USD LIBOR + 1.750%,
6.124%, due 10/28/27[2]	200,000	197,945
Series O,
(fixed, converts to FRN on 11/10/26),
5.300%, due 11/10/26[9]	104,000	97,728
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[9]	39,000	35,162
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[9]	35,000	26,904
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[9]	75,000	56,994
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[9]	120,000	94,200
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	70,000	48,313
HSBC Holdings PLC

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 11/03/27),
1.000%, due 11/03/28	1,205,000	1,206,027
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31	2,000,000	1,485,239
(fixed, converts to FRN on 09/09/31),
4.700%, due 03/09/31[6,9]	200,000	139,138
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[9]	870,000	704,874
Huntington Bancshares, Inc.,
Series E,
(fixed, converts to FRN on 04/15/23),
5.700%, due 04/15/23[9]	124,000	112,840
ING Groep N.V.
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26	1,800,000	1,690,445
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[9]	227,000	148,117
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[9]	200,000	170,854
Intesa Sanpaolo SpA,
Series XR,
4.000%, due 09/23/29[3]	200,000	162,862
JPMorgan Chase & Co.
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27	1,600,000	1,344,188
(fixed, converts to FRN on 12/10/24),
1.561%, due 12/10/25	320,000	291,827
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28	1,300,000	1,143,936
(fixed, converts to FRN on 04/22/40),
3.109%, due 04/22/41	470,000	321,672
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[2]	650,000	585,881
Series CC,
3 mo. USD LIBOR + 2.580%,
7.020%, due 02/01/23[9]	100,000	96,210
Series FF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[9]	95,000	87,523
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[9]	41,000	36,588
Lloyds Bank PLC
7.500%, due 04/02/32[5,7]	2,200,000	1,300,258
Lloyds Banking Group PLC

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28	1,785,000	1,571,972
(fixed, converts to FRN on 09/27/25),
7.500%, due 09/27/25[9]	200,000	185,500
M&T Bank Corp.
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[9]	190,000	140,767
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[9]	56,000	51,380
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30	200,000	166,328
Morgan Stanley
(fixed, converts to FRN on 09/16/31),
2.484%, due 09/16/36	440,000	311,512
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31	210,000	168,157
(fixed, converts to FRN on 07/22/27),
3.591%, due 07/22/28	2,320,000	2,079,359
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33	1,180,000	1,196,550
Natwest Group PLC
(fixed, converts to FRN on 11/28/30),
3.032%, due 11/28/35	550,000	381,711
PNC Financial Services Group, Inc.,
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[9]	67,000	57,367
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[9]	244,000	182,085
Royal Bank of Canada
3.375%, due 04/14/25	160,000	153,380
6.000%, due 11/01/27	1,730,000	1,740,023
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28	1,400,000	1,158,932
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26	1,140,000	1,104,064
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[7,9]	200,000	183,750
Societe Generale SA
4.250%, due 09/14/23[3]	200,000	196,936

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(continued)
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[3]	200,000	189,490
(fixed, converts to FRN on 02/19/29),
4.300%, due 08/19/28[3,9]	210,000	138,060
SVB Financial Group,
Series D,
(fixed, converts to FRN on 11/15/26),
4.250%, due 11/15/26[9]	245,000	163,826
Svenska Handelsbanken AB
3.950%, due 06/10/27[3]	1,800,000	1,680,404
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28	1,720,000	1,590,958
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33	770,000	771,773
Series L,
3 mo. USD LIBOR + 3.102%,
6.395%, due 12/15/24[2,6,9]	73,000	70,810
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[9]	190,000	166,264
UniCredit SpA
7.830%, due 12/04/23[3]	500,000	497,632
US Bancorp
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[9]	205,000	159,387
Wells Fargo & Co.
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31	625,000	498,065
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33	1,915,000	1,543,771
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[9]	135,000	114,615
Series S,
(fixed, converts to FRN on 06/15/24),
5.900%, due 06/15/24[9]	84,000	76,178

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Banks—(concluded)
Series U,
(fixed, converts to FRN on 06/15/25),
5.875%, due 06/15/25[9]	69,000	66,240
		59,227,968
Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.600%, due 06/01/60	1,400,000	1,104,465
Constellation Brands, Inc.
2.250%, due 08/01/31	270,000	206,750
4.750%, due 05/09/32[6]	1,700,000	1,583,793
Diageo Capital PLC
5.500%, due 01/24/33	780,000	787,598
Molson Coors Beverage Co.
4.200%, due 07/15/46	300,000	221,203
PepsiCo, Inc.
3.900%, due 07/18/32	1,740,000	1,611,260
Suntory Holdings Ltd.
2.250%, due 10/16/24[3]	200,000	185,736
		5,700,805
Biotechnology—0.1%
Amgen, Inc.
2.770%, due 09/01/53	215,000	122,921
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	300,000	226,013
		348,934
Building materials—0.1%
Builders FirstSource, Inc.
4.250%, due 02/01/32[3]	25,000	20,005
6.375%, due 06/15/32[3]	105,000	96,569
Fortune Brands Home & Security, Inc.
3.250%, due 09/15/29	200,000	164,021
JELD-WEN, Inc.
4.875%, due 12/15/27[3]	130,000	96,964
Masco Corp.
1.500%, due 02/15/28	200,000	160,252
Masonite International Corp.
3.500%, due 02/15/30[3]	20,000	15,894
5.375%, due 02/01/28[3]	55,000	50,350
Standard Industries, Inc.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
3.375%, due 01/15/31[3]	15,000	11,223
4.375%, due 07/15/30[3]	45,000	36,385
4.750%, due 01/15/28[3]	115,000	100,769
		752,432
Chemicals—0.2%
Avient Corp.
7.125%, due 08/01/30[3]	65,000	62,158
Axalta Coating Systems LLC
3.375%, due 02/15/29[3,6]	20,000	16,438
INEOS Quattro Finance 2 PLC
3.375%, due 01/15/26[3]	110,000	93,029
Ingevity Corp.
3.875%, due 11/01/28[3]	20,000	16,882
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[3]	200,000	150,307
NOVA Chemicals Corp.
4.250%, due 05/15/29[3,6]	50,000	40,777
5.250%, due 06/01/27[3]	249,000	222,252
Olympus Water U.S. Holding Corp.
4.250%, due 10/01/28[3]	105,000	85,240
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[3]	30,000	26,040
SPCM SA
3.125%, due 03/15/27[3]	30,000	26,363
Syngenta Finance N.V.
4.441%, due 04/24/23[3]	200,000	198,353
Tronox, Inc.
4.625%, due 03/15/29[3]	150,000	115,844
Valvoline, Inc.
3.625%, due 06/15/31[3]	20,000	15,780
WR Grace Holdings LLC
5.625%, due 10/01/24[3]	30,000	29,406
		1,098,869
Commercial banks—0.3%
Banco Santander SA
5.147%, due 08/18/25	400,000	384,439
Bank of America Corp.
(fixed, converts to FRN on 07/22/27),
4.948%, due 07/22/28	225,000	214,611
Barclays PLC

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial banks—(concluded)
(fixed, converts to FRN on 08/09/27),	230,000	212,307
5.501%, due 08/09/28[10]
(fixed, converts to FRN on 09/15/29),	200,000	179,171
8.000%, due 03/15/29[9,10]
HSBC Holdings PLC
(fixed, converts to FRN on 08/11/32),	210,000	182,068
5.402%, due 08/11/33[10]
JPMorgan Chase & Co.
(fixed, converts to FRN on 07/25/27),
4.851%, due 07/25/28	225,000	213,901
Westpac Banking Corp.
(fixed, converts to FRN on 11/18/31),
3.020%, due 11/18/36	240,000	169,789
		1,556,286
Commercial services—1.4%
ADT Security Corp.
4.125%, due 08/01/29[3]	95,000	81,463
4.875%, due 07/15/32[3]	90,000	76,575
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, due 06/01/28[3]	105,000	87,836
APi Group DE, Inc.
4.125%, due 07/15/29[3]	25,000	20,050
4.750%, due 10/15/29[3]	35,000	29,508
APX Group, Inc.
6.750%, due 02/15/27[3]	125,000	121,938
ASGN, Inc.
4.625%, due 05/15/28[3]	80,000	71,138
Ashtead Capital, Inc.
5.500%, due 08/11/32[3]	1,700,000	1,536,648
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.375%, due 03/01/29[3]	75,000	64,971
5.750%, due 07/15/27[3,6]	60,000	54,701
CoStar Group, Inc.
2.800%, due 07/15/30[3]	200,000	157,656
Duke University,
Series 2020,
2.682%, due 10/01/44	300,000	203,789
Emory University,
Series 2020,
2.143%, due 09/01/30	200,000	162,274
Garda World Security Corp.
4.625%, due 02/15/27[3]	185,000	164,300
HealthEquity, Inc.
4.500%, due 10/01/29[3]	70,000	61,163

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Commercial services—(concluded)
Korn Ferry
4.625%, due 12/15/27[3]	105,000	95,514
MoneyGram International, Inc.
5.375%, due 08/01/26[3]	30,000	29,462
Moody's Corp.
4.250%, due 08/08/32	1,750,000	1,576,117
MPH Acquisition Holdings LLC
5.500%, due 09/01/28[3]	265,000	228,761
5.750%, due 11/01/28[3]	145,000	112,013
PayPal Holdings, Inc.
2.850%, due 10/01/29	1,800,000	1,530,731
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, due 04/15/26[3]	295,000	287,138
6.250%, due 01/15/28[3]	60,000	55,139
United Rentals North America, Inc.
3.750%, due 01/15/32	65,000	52,650
5.250%, due 01/15/30	45,000	41,738
ZipRecruiter, Inc.
5.000%, due 01/15/30[3]	30,000	24,545
		6,927,818
Computers—0.7%
Apple, Inc.
2.450%, due 08/04/26	610,000	561,520
2.550%, due 08/20/60	210,000	120,895
Dell International LLC/EMC Corp.
4.900%, due 10/01/26	1,300,000	1,247,781
5.850%, due 07/15/25	1,300,000	1,300,851
Presidio Holdings, Inc.
4.875%, due 02/01/27[3]	95,000	87,723
Wipro IT Services LLC
1.500%, due 06/23/26[3]	200,000	171,875
		3,490,645
Cosmetics & personal care—0.0%†
Edgewell Personal Care Co.
5.500%, due 06/01/28[3]	110,000	103,458

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Cosmetics & personal care—(concluded)
Natura Cosmeticos SA
4.125%, due 05/03/28[3]	40,000	31,020
		134,478
Distribution & wholesale—0.0%†
IAA, Inc.
5.500%, due 06/15/27[3,6]	70,000	65,506
Resideo Funding, Inc.
4.000%, due 09/01/29[3]	70,000	57,400
Univar Solutions USA, Inc.
5.125%, due 12/01/27[3]	90,000	83,250
		206,156
Diversified financial services—2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32	290,000	217,660
4.450%, due 04/03/26	1,200,000	1,109,530
Ally Financial, Inc.
2.200%, due 11/02/28	200,000	152,513
5.750%, due 11/20/25	20,000	19,242
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[9]	105,000	76,125
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[9]	100,000	67,250
American Express Co.
2.550%, due 03/04/27	600,000	527,177
(fixed, converts to FRN on 09/15/26),
3.550%, due 09/15/26[9]	305,000	235,231
5.849%, due 11/05/27	1,395,000	1,393,996
Aviation Capital Group LLC
3.500%, due 11/01/27[3]	1,900,000	1,543,010
Avolon Holdings Funding Ltd.
5.500%, due 01/15/26[3]	1,800,000	1,654,016
BGC Partners, Inc.
5.375%, due 07/24/23	200,000	198,919
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28	1,700,000	1,578,346
Series M,
(fixed, converts to FRN on 09/01/26),
3.950%, due 09/01/26[6,9]	235,000	175,789

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Diversified financial services—(concluded)
Charles Schwab Corp.
1.950%, due 12/01/31	400,000	299,023
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[9]	40,000	39,050
Series H,
(fixed, converts to FRN on 12/01/30),
4.000%, due 12/01/30[9]	256,000	190,144
Discover Financial Services,
Series C,
(fixed, converts to FRN on 10/30/27),
5.500%, due 10/30/27[9]	235,000	181,678
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust,
Series 2012-1A,
5.125%, due 11/30/22[3]	43,676	43,122
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[3,8]	390,533	313,566
Lazard Group LLC
4.375%, due 03/11/29	100,000	89,494
LeasePlan Corp. N.V.
2.875%, due 10/24/24[3]	200,000	185,823
Lehman Brothers Holdings, Inc.
1.000%, due 01/24/13[11]	4,500,000	15,750
1.000%, due 12/30/49[11]	900,000	3,150
3.000%, due 12/30/49[11]	1,900,000	6,650
LFS Topco LLC
5.875%, due 10/15/26[3]	45,000	35,164
Navient Corp.,
Series A,
5.625%, due 01/25/25	100,000	89,287
OneMain Finance Corp.
3.500%, due 01/15/27	110,000	90,157
3.875%, due 09/15/28	50,000	38,935
4.000%, due 09/15/30[6]	30,000	22,650
6.875%, due 03/15/25	265,000	257,050
7.125%, due 03/15/26	190,000	182,970
		11,032,467
Electric—5.3%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3]	300,000	197,306

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Electric—(continued)
AES Corp.
2.450%, due 01/15/31	200,000	150,819
Alabama Power Co.,
Series 20-A,
1.450%, due 09/15/30	600,000	453,057
Appalachian Power Co.,
Series AA,
2.700%, due 04/01/31	200,000	158,553
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[3]	1,495,000	1,267,012
Avangrid, Inc.
3.800%, due 06/01/29	1,600,000	1,402,037
Black Hills Corp.
2.500%, due 06/15/30	200,000	155,320
Calpine Corp.
3.750%, due 03/01/31[3]	105,000	86,024
4.500%, due 02/15/28[3]	245,000	220,180
4.625%, due 02/01/29[3]	128,000	107,549
5.000%, due 02/01/31[3]	114,000	96,321
5.125%, due 03/15/28[3]	50,000	44,331
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	543,425
Dominion Energy, Inc.,
Series C,
2.250%, due 08/15/31[6]	1,400,000	1,081,186
Series C,
(fixed, converts to FRN on 04/15/27),
4.350%, due 01/15/27[9]	60,000	49,637
Duke Energy Progress LLC
2.000%, due 08/15/31	1,400,000	1,069,139
Edison International
2.950%, due 03/15/23	1,500,000	1,488,169
Series B,
(fixed, converts to FRN on 03/15/27),
5.000%, due 12/15/26[9]	350,000	283,500
Enel Finance America LLC
7.100%, due 10/14/27[3,6]	500,000	498,539
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	307,000	308,938
Exelon Corp.
2.750%, due 03/15/27[3]	1,300,000	1,162,223
4.700%, due 04/15/50	160,000	128,660
FirstEnergy Corp.

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)

Corporate bonds—(continued)
Electric—(continued)
2.650%, due 03/01/30	25,000	20,210
Series C,
3.400%, due 03/01/50	15,000	9,319
Series C,
5.350%, due 07/15/47[5]	25,000	20,627
IPALCO Enterprises, Inc.
4.250%, due 05/01/30	200,000	171,922
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[3]	50,000	40,500
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,277,547
Monongahela Power Co.
3.550%, due 05/15/27[3]	1,800,000	1,666,647
Nevada Power Co.,
Series GG,
5.900%, due 05/01/53	1,245,000	1,229,022
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3]	1,400,000	1,055,255
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,565,028
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]	300,000	271,611
Northern States Power Co.
2.900%, due 03/01/50[6]	200,000	127,046
NRG Energy, Inc.
3.375%, due 02/15/29[3]	25,000	20,824
3.625%, due 02/15/31[3]	155,000	123,344
3.875%, due 02/15/32[3]	25,000	19,711
5.250%, due 06/15/29[3]	110,000	99,825
5.750%, due 01/15/28	75,000	71,531
Oncor Electric Delivery Co. LLC
4.600%, due 06/01/52[3]	1,705,000	1,446,049
Pacific Gas and Electric Co.
3.150%, due 01/01/26	100,000	90,086
3.400%, due 08/15/24	200,000	190,138
3.750%, due 02/15/24	200,000	193,930
4.300%, due 03/15/45	425,000	286,286
Public Service Electric & Gas Co.
3.100%, due 03/15/32[6]	1,835,000	1,540,785
Southern California Edison Co.
SOFR + 0.470%,
2.137%, due 12/02/22[2]	1,300,000	1,299,399

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)

Corporate bonds—(continued)
Electric—(concluded)
SOFR + 0.470%,
3.473%, due 12/02/22[2]	200,000	199,907
Southern Co.
5.700%, due 10/15/32	640,000	639,314
Series A,
3.700%, due 04/30/30	1,200,000	1,047,232
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51	575,000	499,957

Southwestern Electric Power Co.,
Series M,
4.100%, due 09/15/28	200,000	182,942
Vistra Operations Co. LLC
4.375%, due 05/01/29[3]	75,000	64,146
5.000%, due 07/31/27[3]	150,000	138,375
5.500%, due 09/01/26[3]	30,000	28,800
WEC Energy Group, Inc.
1.800%, due 10/15/30	200,000	150,984
		26,740,224
Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[3]	45,000	36,027
4.750%, due 06/15/28[3]	125,000	103,790
		139,817
Electronics—0.0%†
Imola Merger Corp.
4.750%, due 05/15/29[3]	125,000	107,775
Sensata Technologies BV
4.000%, due 04/15/29[3]	20,000	16,844
5.875%, due 09/01/30[3]	50,000	47,500
		172,119
Energy-Alternate Sources—0.1%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[3]	200,000	162,000
FS Luxembourg SARL
10.000%, due 12/15/25[3]	20,000	20,308

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)
Corporate bonds—(continued)
Energy-Alternate Sources—(concluded)
Greenko Solar Mauritius Ltd.
5.950%, due 07/29/26[3]	200,000	160,500
		342,808
Engineering & construction—0.1%
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29[3]	105,000	77,642
Sydney Airport Finance Co. Pty Ltd.
3.375%, due 04/30/25[3]	300,000	279,895
		357,537
Entertainment—0.3%
Caesars Entertainment, Inc.
6.250%, due 07/01/25[3]	115,000	112,209
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750%, due 07/01/25[3]	45,000	43,955
Cedar Fair LP
5.250%, due 07/15/29	25,000	22,000
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.375%, due 04/15/27	35,000	32,987
5.500%, due 05/01/25[3]	55,000	54,587
Churchill Downs, Inc.
5.500%, due 04/01/27[3]	170,000	162,483
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3]	35,000	31,147
4.875%, due 11/01/24[3]	60,000	58,275
6.500%, due 05/15/27[3]	130,000	129,300
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]	75,000	63,423
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[3]	25,000	22,062
Six Flags Entertainment Corp.
4.875%, due 07/31/24[3]	55,000	53,254
5.500%, due 04/15/27[3,6]	20,000	18,000
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[3]	33,000	33,323
Warnermedia Holdings, Inc.
4.054%, due 03/15/29[3]	300,000	254,895

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)
Entertainment—(concluded)
5.141%, due 03/15/52[3]	405,000	282,778
		1,374,678
Environmental control—0.0%†
GFL Environmental, Inc.
4.750%, due 06/15/29[3]	150,000	130,737
Harsco Corp.
5.750%, due 07/31/27[3]	120,000	85,158
		215,895
Food—0.7%
Kraft Heinz Foods Co.
7.125%, due 08/01/39[3]	200,000	209,098
Kroger Co.
5.400%, due 01/15/49	115,000	102,365
Nestle Holdings, Inc.
4.700%, due 01/15/53[3]	2,650,000	2,378,270
Performance Food Group, Inc.
4.250%, due 08/01/29[3]	55,000	46,595
5.500%, due 10/15/27[3]	50,000	47,261
Pilgrim's Pride Corp.
3.500%, due 03/01/32[3]	55,000	42,115
4.250%, due 04/15/31[3]	75,000	62,461
Post Holdings, Inc.
4.500%, due 09/15/31[3]	55,000	45,496
4.625%, due 04/15/30[3]	60,000	50,629
5.625%, due 01/15/28[3]	35,000	32,722
Sysco Corp.
3.150%, due 12/14/51	135,000	84,158
6.600%, due 04/01/50	184,000	188,341
US Foods, Inc.
4.625%, due 06/01/30[3,6]	40,000	34,701
6.250%, due 04/15/25[3]	85,000	84,591
		3,408,803
Food Service—0.1%
Aramark Services, Inc.
5.000%, due 04/01/25[3]	220,000	212,673

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)
Food Service—(concluded)
5.000%, due 02/01/28[3,6]	290,000	264,220
		476,893
Gas—0.3%
National Fuel Gas Co.
2.950%, due 03/01/31	300,000	224,947
NiSource, Inc.
3.600%, due 05/01/30	200,000	172,121
Southern California Gas Co.
2.950%, due 04/15/27	800,000	723,139
Southwest Gas Corp.
4.050%, due 03/15/32	200,000	167,085
		1,287,292
Healthcare-products—0.2%
Medline Borrower LP
3.875%, due 04/01/29[3]	65,000	53,105
Thermo Fisher Scientific, Inc.
1.750%, due 10/15/28[6]	1,400,000	1,162,078
		1,215,183
Healthcare-services—1.3%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3]	80,000	72,196
Centene Corp.
2.450%, due 07/15/28	25,000	20,562
2.500%, due 03/01/31	25,000	19,188
2.625%, due 08/01/31	25,000	19,131
3.000%, due 10/15/30	95,000	76,475
3.375%, due 02/15/30	25,000	20,770
CHS/Community Health Systems, Inc.
5.250%, due 05/15/30[3]	65,000	45,012
CommonSpirit Health
6.073%, due 11/01/27	1,290,000	1,292,115
DaVita, Inc.
3.750%, due 02/15/31[3]	75,000	54,227
4.625%, due 06/01/30[3]	65,000	50,676
HCA, Inc.
3.125%, due 03/15/27[3]	1,300,000	1,149,200
3.500%, due 07/15/51	65,000	40,490
4.125%, due 06/15/29	549,000	484,442
5.625%, due 09/01/28	30,000	28,820

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)
Healthcare-services—(concluded)
5.875%, due 02/01/29	30,000	29,284
Molina Healthcare, Inc.
3.875%, due 05/15/32[3]	85,000	70,890
Roche Holdings, Inc.
2.314%, due 03/10/27[3]	1,810,000	1,615,118
2.607%, due 12/13/51[3]	200,000	124,688
Tenet Healthcare Corp.
4.625%, due 09/01/24[3]	15,000	14,480
4.625%, due 06/15/28[3]	185,000	162,337
5.125%, due 11/01/27[3]	25,000	23,031
U.S. Acute Care Solutions LLC
6.375%, due 03/01/26[3]	30,000	27,200
UnitedHealth Group, Inc.
5.875%, due 02/15/53	1,055,000	1,076,727
		6,517,059
Home builders—0.1%
KB Home
4.000%, due 06/15/31	20,000	15,150
7.250%, due 07/15/30	30,000	27,713
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[3]	190,000	160,263
4.750%, due 04/01/29[3]	20,000	16,304
Taylor Morrison Communities, Inc.
5.750%, due 01/15/28[3]	35,000	32,080
5.875%, due 06/15/27[3]	35,000	32,821
Toll Brothers Finance Corp.
4.350%, due 02/15/28	25,000	21,667
		305,998

Household products/wares—0.0%†
Spectrum Brands, Inc.
5.000%, due 10/01/29[3,6]	15,000	12,300
5.500%, due 07/15/30[3]	30,000	24,083
		36,383
Housewares—0.3%
Newell Brands, Inc.
6.375%, due 09/15/27	1,340,000	1,309,515

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)
Insurance—6.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[3]	170,000	153,020
AmWINS Group, Inc.
4.875%, due 06/30/29[3]	20,000	17,097
Athene Global Funding
2.550%, due 06/29/25[3]	1,800,000	1,634,272
Corebridge Financial, Inc.
4.350%, due 04/05/42[3]	130,000	97,451
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[3]	1,690,000	1,523,217
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[6]	2,000,000	1,571,480
Enstar Group Ltd.
4.950%, due 06/01/29	1,850,000	1,635,284
Equitable Holdings, Inc.
4.350%, due 04/20/28	1,700,000	1,577,697
Fairfax Financial Holdings Ltd.
5.625%, due 08/16/32[3]	1,800,000	1,629,954
Fidelity National Financial, Inc.
3.400%, due 06/15/30	1,500,000	1,203,263
First American Financial Corp.
2.400%, due 08/15/31	1,060,000	739,089
GA Global Funding Trust
0.800%, due 09/13/24[3]	1,400,000	1,263,491
Intact Financial Corp.
5.459%, due 09/22/32[3]	1,220,000	1,169,903
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[3]	110,000	82,500
Marsh & McLennan Cos., Inc.
5.750%, due 11/01/32	3,075,000	3,084,485
Metropolitan Life Global Funding I
4.300%, due 08/25/29[3]	2,240,000	2,060,296
Northwestern Mutual Global Funding
4.350%, due 09/15/27[3]	985,000	943,404
Progressive Corp.
2.500%, due 03/15/27	1,300,000	1,160,088
Protective Life Global Funding
3.218%, due 03/28/25[3]	1,755,000	1,657,630

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Insurance—(concluded)
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52	70,000	59,687
Reliance Standard Life Global Funding II
3.850%, due 09/19/23[3]	200,000	196,393
RenaissanceRe Holdings Ltd.
3.600%, due 04/15/29	1,810,000	1,594,843
Ryan Specialty Group LLC
4.375%, due 02/01/30[3]	30,000	25,650
Stewart Information Services Corp.
3.600%, due 11/15/31	2,000,000	1,503,159
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[3]	3,400,000	2,952,254
Teachers Insurance & Annuity Association of America
4.900%, due 09/15/44[3]	1,700,000	1,446,370
		30,981,977
Internet—0.6%
Cars.com, Inc.
6.375%, due 11/01/28[3]	75,000	64,986
Expedia Group, Inc.
3.800%, due 02/15/28	1,400,000	1,244,853
6.250%, due 05/01/25[3]	1,196,000	1,193,981
Match Group Holdings II LLC
3.625%, due 10/01/31[3,6]	25,000	19,056
4.625%, due 06/01/28[3]	75,000	66,647
5.625%, due 02/15/29[3]	70,000	62,022
Netflix, Inc.
5.875%, due 11/15/28	20,000	19,850
6.375%, due 05/15/29	20,000	20,398
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[3]	40,000	35,957
NortonLifeLock, Inc.
6.750%, due 09/30/27[3]	30,000	29,574
7.125%, due 09/30/30[3]	25,000	24,575

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Internet—(concluded)
Ziff Davis, Inc.
4.625%, due 10/15/30[3]	158,000	133,545
		2,915,444
Investment companies—0.9%
Blackstone Private Credit Fund
2.350%, due 11/22/24	1,820,000	1,664,929
Morgan Stanley Direct Lending Fund
4.500%, due 02/11/27	1,205,000	1,080,915
Owl Rock Capital Corp.
2.875%, due 06/11/28	1,300,000	980,725
Owl Rock Core Income Corp.
7.750%, due 09/16/27[3]	950,000	926,062
		4,652,631
Iron & steel—0.0%†
ATI, Inc.
4.875%, due 10/01/29	20,000	16,817
5.125%, due 10/01/31	20,000	16,488
Carpenter Technology Corp.
7.625%, due 03/15/30	40,000	39,090
CSN Inova Ventures
6.750%, due 01/28/28[3]	145,000	123,286
Metinvest BV
7.650%, due 10/01/27[3]	25,000	9,981
7.750%, due 10/17/29[3]	110,000	43,849
		249,511
Leisure Time—0.1%
Carnival Corp.
4.000%, due 08/01/28[3]	90,000	72,511
5.750%, due 03/01/27[3]	95,000	65,834
7.625%, due 03/01/26[3,6]	70,000	52,636
9.875%, due 08/01/27[3]	25,000	23,312
Carnival Holdings Bermuda Ltd.
10.375%, due 05/01/28	50,000	50,629
Life Time, Inc.
5.750%, due 01/15/26[3]	50,000	46,500
Lindblad Expeditions LLC
6.750%, due 02/15/27[3]	25,000	22,240
NCL Corp. Ltd.
5.875%, due 02/15/27[3]	35,000	31,237

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Leisure Time—(concluded)
Royal Caribbean Cruises Ltd.
5.500%, due 08/31/26[3]	85,000	69,496
5.500%, due 04/01/28[3,6]	60,000	46,200
7.500%, due 10/15/27	55,000	45,595
		526,190
Lodging—0.2%
Hilton Domestic Operating Co., Inc.
3.625%, due 02/15/32[3]	20,000	15,925
Las Vegas Sands Corp.
3.200%, due 08/08/24	200,000	190,436
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]	105,000	61,980
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28[3]	90,000	79,229
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[3]	140,000	121,772
5.500%, due 03/01/25[3]	549,000	519,618
Wynn Macau Ltd.
5.500%, due 01/15/26[3]	75,000	51,375
		1,040,335
Machinery-construction & mining—0.0%†
Terex Corp.
5.000%, due 05/15/29[3]	75,000	66,904
Vertiv Group Corp.
4.125%, due 11/15/28[3]	80,000	69,590
		136,494
Machinery-diversified—0.2%
CNH Industrial Capital LLC
5.450%, due 10/14/25	1,035,000	1,023,587

Media—1.4%
AMC Networks, Inc.
4.250%, due 02/15/29	100,000	77,250
Cable One, Inc.
4.000%, due 11/15/30[3,6]	20,000	16,278
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[3]	25,000	19,750
4.250%, due 01/15/34[3]	30,000	22,050
4.500%, due 08/15/30[3]	65,000	52,751

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Media—(continued)
4.500%, due 05/01/32	25,000	19,750
4.500%, due 06/01/33[3]	25,000	18,958
4.750%, due 03/01/30[3]	120,000	100,848
4.750%, due 02/01/32[3]	135,000	108,006
5.000%, due 02/01/28[3]	140,000	126,700
6.375%, due 09/01/29[3]	65,000	59,896
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	1,400,000	1,104,792
3.500%, due 06/01/41	1,400,000	884,400
3.900%, due 06/01/52	100,000	61,924
4.800%, due 03/01/50	565,000	399,866
Comcast Corp.
2.937%, due 11/01/56	685,000	396,120
CSC Holdings LLC
5.750%, due 01/15/30[3]	440,000	336,600
7.500%, due 04/01/28[3]	165,000	142,951
Discovery Communications LLC
4.650%, due 05/15/50	280,000	183,634
DISH DBS Corp.
5.125%, due 06/01/29	75,000	50,374
5.875%, due 11/15/24	60,000	55,308
7.375%, due 07/01/28	230,000	174,138
7.750%, due 07/01/26	15,000	12,657
Fox Corp.
5.576%, due 01/25/49	310,000	258,302
iHeartCommunications, Inc.
6.375%, due 05/01/26	85,000	80,978
Paramount Global
4.200%, due 05/19/32	285,000	228,184
4.950%, due 01/15/31	270,000	235,653
(fixed, converts to FRN on 03/30/27),
6.375%, due 03/30/62	330,000	278,988
Radiate Holdco LLC/Radiate Finance, Inc.
4.500%, due 09/15/26[3]	55,000	46,475
Sirius XM Radio, Inc.
3.875%, due 09/01/31[3]	25,000	20,000
4.125%, due 07/01/30[3]	255,000	208,664
5.000%, due 08/01/27[3]	25,000	23,000
5.500%, due 07/01/29[3]	85,000	78,395
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	200,000	202,178
Virgin Media Secured Finance PLC

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Media—(concluded)
5.000%, due 04/15/27[3]	GBP	700,000	731,667
5.500%, due 05/15/29[3]		105,000	95,416
			6,912,901
Mining—0.1%
Constellium SE
5.625%, due 06/15/28[3]		25,000	21,938
Corp. Nacional del Cobre de Chile
3.150%, due 01/14/30[3]		125,000	103,969
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31[3]		25,000	19,870
5.875%, due 04/15/30[3]		25,000	22,433
6.125%, due 04/15/32[3]		20,000	17,552
Hudbay Minerals, Inc.
4.500%, due 04/01/26[3]		130,000	114,044
6.125%, due 04/01/29[3]		60,000	49,650
Novelis Corp.
3.875%, due 08/15/31[3]		70,000	54,230
Volcan Cia Minera SAA
4.375%, due 02/11/26[3]		22,000	18,315
			422,001
Office & business equipment—0.0%†
CDW LLC/CDW Finance Corp.
3.569%, due 12/01/31		186,000	146,093

Oil & gas—0.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[3]		45,000	44,325
BP Capital Markets America, Inc.
3.633%, due 04/06/30		225,000	200,902
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/30),
4.875%, due 03/22/30[9]		540,000	455,760
Chesapeake Energy Corp.
6.750%, due 04/15/29[3]		95,000	93,050
Comstock Resources, Inc.
5.875%, due 01/15/30[3]		45,000	40,609
6.750%, due 03/01/29[3]		85,000	81,387
Continental Resources, Inc.
5.750%, due 01/15/31[3]		200,000	181,331

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(continued)
CrownRock LP/CrownRock Finance, Inc.
5.625%, due 10/15/25[3]	35,000	33,852
Ecopetrol SA
5.875%, due 05/28/45	65,000	39,573
EQT Corp.
5.700%, due 04/01/28	120,000	116,772
Equinor ASA
2.375%, due 05/22/30	1,975,000	1,632,569
Hess Corp.
5.600%, due 02/15/41	65,000	58,576
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	34,000	31,110
6.000%, due 04/15/30[3]	45,000	40,748
6.000%, due 02/01/31[3]	36,000	32,667
6.250%, due 11/01/28[3]	40,000	37,600
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]	65,000	44,301
Medco Bell Pte Ltd.
6.375%, due 01/30/27[3]	55,000	44,000
Odebrecht Offshore Drilling Finance Ltd.
6.720%, due 12/01/22[7]	18,917	18,728
7.720%, due 12/01/26[7]	266,871	56,925
PDC Energy, Inc.
5.750%, due 05/15/26	135,000	129,419
Pertamina Persero PT
6.450%, due 05/30/44[3]	40,000	35,782
Petrobras Global Finance BV
5.500%, due 06/10/51	15,000	10,606
Petroleos Mexicanos
6.350%, due 02/12/48	85,000	48,775
Range Resources Corp.
4.875%, due 05/15/25	80,000	77,168
8.250%, due 01/15/29	45,000	46,768
Rio Oil Finance Trust
9.250%, due 07/06/24[3]	77,228	77,171
Rockcliff Energy II LLC
5.500%, due 10/15/29[3]	25,000	22,266

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Southwestern Energy Co.
4.750%, due 02/01/32	110,000	94,952
		3,827,692
Oil & gas services—0.0%†
Odebrecht Oil & Gas Finance Ltd.
0.000%, due 12/01/22[3,9,12]	74,037	463

Packaging & containers—0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, due 06/15/27[3]	60,000	57,574
Ball Corp.
2.875%, due 08/15/30	25,000	19,415
3.125%, due 09/15/31	25,000	19,143
Graphic Packaging International LLC
3.750%, due 02/01/30[3]	20,000	17,195
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[3]	60,000	44,636
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375%, due 10/15/28[3]	90,000	78,750
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.000%, due 10/15/27[3]	5,000	4,425
Trivium Packaging Finance BV
5.500%, due 08/15/26[3]	100,000	91,970
WRKCo, Inc.
4.650%, due 03/15/26	200,000	193,638
4.900%, due 03/15/29	100,000	93,906
		620,652
Pharmaceuticals—1.8%
AbbVie, Inc.
3.800%, due 03/15/25	305,000	294,212
4.700%, due 05/14/45	120,000	99,700
Bayer US Finance II LLC
3 mo. USD LIBOR + 1.010%,
4.303%, due 12/15/23[2,3]	1,600,000	1,591,898
3 mo. USD LIBOR + 1.010%,
4.303%, due 12/15/23[2,3]	300,000	298,481
Bristol-Myers Squibb Co.
3.700%, due 03/15/52	1,975,000	1,464,862
Cigna Corp.
4.375%, due 10/15/28	1,400,000	1,317,848
CVS Health Corp.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
2.125%, due 09/15/31[6]	1,400,000	1,071,284
5.050%, due 03/25/48	415,000	352,519
CVS Pass-Through Trust
4.704%, due 01/10/36[3]	2,573,301	2,331,733
Merck & Co., Inc.
2.900%, due 12/10/61	200,000	121,573
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125%, due 04/30/28[3]	105,000	92,486
5.125%, due 04/30/31[3]	105,000	89,173
Viatris, Inc.
4.000%, due 06/22/50	325,000	188,405
		9,314,174
Pipelines—2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[3]	195,000	177,899
5.750%, due 01/15/28[3]	48,000	45,223
7.875%, due 05/15/26[3]	45,000	45,900
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[3]	30,000	29,626
Buckeye Partners LP
4.500%, due 03/01/28[3]	45,000	39,038
5.600%, due 10/15/44	120,000	88,800
5.850%, due 11/15/43	35,000	26,261
Cheniere Corpus Christi Holdings LLC
7.000%, due 06/30/24	200,000	202,422
Cheniere Energy Partners LP
4.500%, due 10/01/29	80,000	70,636
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[3]	255,000	226,313
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.625%, due 05/01/27[3]	10,000	9,406
DCP Midstream Operating LP
5.600%, due 04/01/44	5,000	4,382
(fixed, converts to FRN on 05/21/23),
5.850%, due 05/21/43[3]	55,000	53,216
6.750%, due 09/15/37[3]	15,000	14,482
DT Midstream, Inc.
4.125%, due 06/15/29[3]	170,000	146,965
Enbridge, Inc.
2.500%, due 02/14/25	210,000	196,221
Energy Transfer LP

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Pipelines—(continued)
5.250%, due 04/15/29	1,500,000	1,405,681
Series B,
(fixed, converts to FRN on 02/15/28),
6.625%, due 02/15/28[9]	750,000	537,187
Series G,
(fixed, converts to FRN on 05/15/30),
7.125%, due 05/15/30[9]	760,000	630,321
EnLink Midstream LLC
6.500%, due 09/01/30[3]	1,045,000	1,026,712
EnLink Midstream Partners LP
5.050%, due 04/01/45	5,000	3,631
5.450%, due 06/01/47	10,000	7,598
Enterprise Products Operating LLC
4.200%, due 01/31/50	300,000	220,475
EQM Midstream Partners LP
4.500%, due 01/15/29[3]	30,000	25,500
4.750%, due 01/15/31[3]	40,000	33,428
5.500%, due 07/15/28	110,000	98,244
6.000%, due 07/01/25[3]	15,000	14,528
6.500%, due 07/01/27[3]	65,000	63,375
7.500%, due 06/01/27[3]	20,000	19,750
7.500%, due 06/01/30[3]	20,000	19,450
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	20,000	18,714
6.500%, due 10/01/25	20,000	19,178
7.750%, due 02/01/28	55,000	52,456
8.000%, due 01/15/27	20,000	19,361
Harvest Midstream I LP
7.500%, due 09/01/28[3]	75,000	71,904
Hess Midstream Operations LP
5.500%, due 10/15/30[3]	1,800,000	1,623,960
Kinder Morgan, Inc.
5.550%, due 06/01/45	320,000	276,585
7.750%, due 01/15/32	1,400,000	1,521,702
Kinetik Holdings LP
5.875%, due 06/15/30[3]	40,000	37,527
MPLX LP
4.700%, due 04/15/48	378,000	281,907
New Fortress Energy, Inc.
6.500%, due 09/30/26[3]	105,000	101,850
6.750%, due 09/15/25[3]	110,000	107,988
NuStar Logistics LP
5.625%, due 04/28/27	15,000	13,917

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Pipelines—(concluded)
5.750%, due 10/01/25		30,000	28,927
6.000%, due 06/01/26		20,000	19,392
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, due 12/15/29		185,000	154,158
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[3]		30,000	26,899
6.000%, due 03/01/27[3]		60,000	56,620
6.000%, due 12/31/30[3]		105,000	95,048
6.000%, due 09/01/31[3]		110,000	97,916
7.500%, due 10/01/25[3]		170,000	171,692
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28		10,000	9,221
6.500%, due 07/15/27		10,000	9,925
6.875%, due 01/15/29		10,000	9,964
Venture Global Calcasieu Pass LLC
4.125%, due 08/15/31[3]		65,000	55,414
Western Midstream Operating LP
3.350%, due 02/01/25[5]		1,770,000	1,682,332
4.300%, due 02/01/30[5]		35,000	30,793
5.500%, due 02/01/50[5]		50,000	38,924
			12,116,944
Private Equity—0.0%†
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]		200,000	165,594

Real estate—0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.250%, due 04/15/30[3]		40,000	27,737
Tesco Property Finance 5 PLC
5.661%, due 10/13/41[7]	GBP	670,852	689,021
			716,758
Real estate investment trusts—1.5%
American Tower Corp.
2.400%, due 03/15/25		165,000	152,586
Arbor Realty SR, Inc.
8.500%, due 10/15/27[3]		2,395,000	2,357,237
EPR Properties
3.750%, due 08/15/29		160,000	117,646
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[3,6]		1,900,000	1,544,738

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[3]	25,000	20,618
Iron Mountain, Inc.
4.500%, due 02/15/31[3]	25,000	20,250
4.875%, due 09/15/27[3]	90,000	83,229
4.875%, due 09/15/29[3]	50,000	42,988
5.000%, due 07/15/28[3]	130,000	116,298
5.250%, due 03/15/28[3]	260,000	239,200
5.250%, due 07/15/30[3]	30,000	25,884
5.625%, due 07/15/32[3]	195,000	167,187
MPT Operating Partnership LP/MPT Finance Corp.
3.500%, due 03/15/31	25,000	17,179
4.625%, due 08/01/29	65,000	51,495
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500%, due 09/30/28[3]	110,000	80,300
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[3]	85,000	72,479
5.875%, due 10/01/28[3]	65,000	58,987
7.500%, due 06/01/25[3]	70,000	70,175
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27	250,000	230,760
RLJ Lodging Trust LP
3.750%, due 07/01/26[3]	25,000	22,830
4.000%, due 09/15/29[3]	70,000	58,653
SBA Communications Corp.
3.125%, due 02/01/29	20,000	16,165
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[3]	1,715,000	1,489,408
Service Properties Trust
4.950%, due 02/15/27	90,000	72,860
Starwood Property Trust, Inc.
4.750%, due 03/15/25	60,000	56,211
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[3]	325,000	265,670
VICI Properties LP/VICI Note Co., Inc.
4.500%, due 01/15/28[3]	10,000	8,769

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
XHR LP
4.875%, due 06/01/29[3]	70,000	60,389
		7,520,191
Retail—1.4%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[3]	85,000	69,381
Asbury Automotive Group, Inc.
4.625%, due 11/15/29[3]	20,000	16,450
5.000%, due 02/15/32[3]	25,000	20,156
AutoZone, Inc.
4.750%, due 08/01/32	1,695,000	1,575,467
Bath & Body Works, Inc.
6.625%, due 10/01/30[3]	105,000	93,935
Gap, Inc.
3.625%, due 10/01/29[3]	30,000	21,022
GYP Holdings III Corp.
4.625%, due 05/01/29[3]	40,000	31,589
Home Depot, Inc.
4.500%, due 09/15/32	1,685,000	1,596,874
Ken Garff Automotive LLC
4.875%, due 09/15/28[3]	50,000	41,511
LCM Investments Holdings II LLC
4.875%, due 05/01/29[3]	80,000	67,482
Lowe's Cos., Inc.
4.450%, due 04/01/62	165,000	119,849
McDonald's Corp.
3.625%, due 09/01/49	130,000	91,708
Starbucks Corp.
2.550%, due 11/15/30	1,700,000	1,388,076
Target Corp.
4.500%, due 09/15/32	2,025,000	1,909,753
Yum! Brands, Inc.
3.625%, due 03/15/31	25,000	20,063
5.375%, due 04/01/32	70,000	62,613
		7,125,929
Semiconductors—1.4%
Analog Devices, Inc.
2.950%, due 10/01/51	75,000	48,368
Broadcom, Inc.
3.137%, due 11/15/35[3]	3,762,000	2,609,601

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Corporate bonds—(continued)
Semiconductors—(concluded)
3.419%, due 04/15/33[3]		1,300,000	987,811
3.500%, due 02/15/41[3]		285,000	187,830
4.926%, due 05/15/37[3]		1,468,000	1,210,382
Micron Technology, Inc.
4.975%, due 02/06/26		200,000	194,433
NXP BV/NXP Funding LLC
4.875%, due 03/01/24		200,000	197,450
QUALCOMM, Inc.
4.800%, due 05/20/45[6]		2,000,000	1,772,638
			7,208,513
Shipbuilding—0.0%†
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28		200,000	160,618

Software—0.3%
Central Parent, Inc./CDK Global, Inc.
7.250%, due 06/15/29[3,6]		55,000	52,569
Clarivate Science Holdings Corp.
3.875%, due 07/01/28[3]		55,000	47,167
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28[3]		45,000	39,721
MSCI, Inc.
3.250%, due 08/15/33[3]		25,000	19,326
3.625%, due 09/01/30[3]		25,000	20,890
3.625%, due 11/01/31[3]		25,000	20,576
Open Text Corp.
3.875%, due 12/01/29[3]		50,000	39,625
Open Text Holdings, Inc.
4.125%, due 12/01/31[3]		30,000	22,575
Oracle Corp.
3.850%, due 04/01/60		1,400,000	845,449
3.950%, due 03/25/51		375,000	245,329
4.000%, due 11/15/47		345,000	228,577
Rackspace Technology Global, Inc.
3.500%, due 02/15/28[3,6]		80,000	52,829
			1,634,633
Telecommunications—1.3%
Altice France SA
5.125%, due 07/15/29[3]		345,000	259,845
5.875%, due 02/01/27[3]	EUR	600,000	513,643

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(continued)
Telecommunications—(continued)
AT&T, Inc.
3.500%, due 09/15/53	405,000	259,941
3.650%, due 06/01/51	115,000	76,494
4.500%, due 03/09/48	441,000	340,601
C&W Senior Financing DAC
6.875%, due 09/15/27[3]	45,000	39,023
Ciena Corp.
4.000%, due 01/31/30[3]	35,000	29,575
CommScope, Inc.
4.750%, due 09/01/29[3]	340,000	287,584
Consolidated Communications, Inc.
5.000%, due 10/01/28[3]	60,000	46,491
6.500%, due 10/01/28[3]	55,000	44,979
Frontier Communications Holdings LLC
5.875%, due 10/15/27[3]	120,000	110,379
8.750%, due 05/15/30[3]	40,000	40,850
Level 3 Financing, Inc.
3.750%, due 07/15/29[3]	50,000	37,987
3.875%, due 11/15/29[3]	200,000	164,500
4.625%, due 09/15/27[3]	120,000	104,131
Lumen Technologies, Inc.
4.500%, due 01/15/29[3]	55,000	38,772
Motorola Solutions, Inc.
2.300%, due 11/15/30	200,000	149,639
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]	110,000	107,511
Rogers Communications, Inc.
3.800%, due 03/15/32[3]	114,000	97,059
4.550%, due 03/15/52[3]	320,000	247,218
T-Mobile USA, Inc.
2.550%, due 02/15/31	200,000	158,187
3.400%, due 10/15/52	370,000	239,284
4.500%, due 04/15/50	205,000	162,420
Verizon Communications, Inc.
2.355%, due 03/15/32	350,000	265,134
2.550%, due 03/21/31	1,600,000	1,264,357
2.850%, due 09/03/41	1,700,000	1,111,348
2.987%, due 10/30/56	210,000	120,833

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Corporate bonds—(concluded)
Telecommunications—(concluded)
Vmed O2 UK Financing I PLC
4.750%, due 07/15/31[3]	225,000	181,814
		6,499,599
Transportation—0.0%†
AP Moller - Maersk AS
4.500%, due 06/20/29[3]	200,000	181,372
MV24 Capital BV
6.748%, due 06/01/34[3]	35,556	29,318
		210,690
Trucking & leasing—0.0%†
SMBC Aviation Capital Finance DAC
4.125%, due 07/15/23[3]	200,000	197,048

Water—0.0%†
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[3]	60,000	57,150
Total corporate bonds
(cost—$298,351,286)		267,104,000

Loan assignments—0.1%
Broadcast—0.1%
Hilton Worldwide Finance LLC,
2019 Term Loan B2,
1 mo. USD LIBOR + 1.750%,
5.336%, due 06/22/26[2]	524,014	514,372
Lightstone Holdco LLC,
2022 Extended Term Loan C,
1 mo. CME Term SOFR Rates,
0.000%, due 02/01/27[2,13]	95,000	85,595

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Loan assignments—(concluded)
Broadcast—(concluded)
Polaris Newco LLC,
USD Term Loan B,
3 mo. USD LIBOR + 4.000%,
7.674%, due 06/02/28[2,13]		10,000	9,114
			609,081
Oil & gas—0.0%†
Prairie ECI Acquiror LP,
Term Loan B,
(1 mo. USD LIBOR + 4.750%),
0.000%, due 03/11/26[2,13]		70,000	65,833
Total loan assignments
(cost—$682,223)			674,914

Mortgage-backed securities—10.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
3.091%, due 09/25/35[10]		31,489	26,492
Alba PLC,
Series 2007-1, Class A3,
SONIA + 0.289%,
2.561%, due 03/17/39[2,7]	GBP	304,248	324,796
Alternative Loan Trust,
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33		10,769	10,314
Series 2005-62, Class 2A1,
12 mo. MTA + 1.000%,
2.689%, due 12/25/35[2]		86,235	71,655
Series 2006-14CB, Class A1,
6.000%, due 06/25/36		1,243,367	696,435
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37		317,444	182,262
Ashford Hospitality Trust,
Series 2018-KEYS, Class A,
1 mo. USD LIBOR + 1.000%,
4.876%, due 06/15/35[2,3]		1,500,000	1,429,350
Banc of America Funding Trust,
Series 2005-D, Class A1,
3.295%, due 05/25/35[10]		194,123	182,604
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
5.750%, due 07/20/32[10]		78	73

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
BBCCRE Trust,
Series 2015-GTP, Class A,
3.966%, due 08/10/33[3]	1,600,000	1,480,650
BBCMS Mortgage Trust,
Series 2022-C17, Class XA,
1.326%, due 09/15/55[10]	1,303,762	105,678
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A,
3.044%, due 10/25/33[10]	2,729	2,545
Series 2004-9, Class 2A1,
3.819%, due 09/25/34[10]	79,570	72,999
Series 2005-7, Class 22A1,
3.542%, due 09/25/35[10]	276,807	173,595
Series 2006-1, Class 21A2,
3.373%, due 02/25/36[10]	378,499	287,085
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1,
2.513%, due 04/25/33[10]	3,903	3,832
Series 2003-5, Class 2A1,
3.362%, due 08/25/33[10]	42,270	39,239
Series 2004-3, Class 1A2,
3.846%, due 07/25/34[10]	45,519	40,280
Series 2004-6, Class 2A1,
3.578%, due 09/25/34[10]	211,836	195,131
Series 2004-7, Class 1A1,
2.625%, due 10/25/34[10]	94,079	73,178
BPR Trust,
Series 2022-OANA, Class D,
1 mo. CME Term SOFR + 3.695%,
7.489%, due 04/15/37[2,3]	348,000	321,445
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D,
1 mo. USD LIBOR + 1.650%,
5.525%, due 09/15/36[2,3]	385,000	356,094
BX Trust,
Series 2019-OC11, Class C,
3.856%, due 12/09/41[3]	121,000	95,607
Series 2019-OC11, Class D,
4.076%, due 12/09/41[3,10]	231,000	180,094
Series 2021-SDMF, Class D,
1 mo. USD LIBOR + 1.387%,
5.262%, due 09/15/34[2,3]	392,000	365,498
Series 2022-CLS, Class B,
6.300%, due 10/13/27[3]	2,700,000	2,672,316

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2022-GPA, Class B,
1 mo. CME Term SOFR + 2.664%,
6.040%, due 10/15/39[2,3]	1,340,000	1,316,603
Series 2022-GPA, Class C,
1 mo. CME Term SOFR + 3.213%,
6.589%, due 10/15/39[2,3]	1,280,000	1,254,460
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10,
5.500%, due 11/25/35	825,050	603,868
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	486,470	202,234
CHL Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1,
3.679%, due 08/25/34[10]	11,218	11,127
Series 2005-HYB9, Class 5A1,
12 mo. USD LIBOR + 1.750%,
6.537%, due 02/20/36[2]	99,395	89,972
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA,
1.460%, due 02/10/48[10]	2,826,221	62,918
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A1A,
1 year CMT + 2.400%,
3.950%, due 05/25/35[2]	32,542	29,979
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A,
4.200%, due 08/25/35[10]	96,214	93,605
Series 2005-6, Class A2,
1 year CMT + 2.150%,
3.790%, due 09/25/35[2]	7,021	6,707
Series 2005-6, Class A3,
1 year CMT + 1.800%,
3.440%, due 09/25/35[2]	1,308	1,223
COMM Mortgage Trust,
Series 2014-LC15, Class XA,
1.216%, due 04/10/47[10]	7,458,421	75,095
Series 2014-UBS3, Class XA,
1.216%, due 06/10/47[10]	2,695,400	31,059
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A2,
3.679%, due 08/25/34[10]	7,178	7,121
CSMC Trust,
Series 2021-JR2, Class A1,
2.215%, due 11/25/61[3,10]	777,325	730,490

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD LIBOR + 0.520%,
4.199%, due 08/19/45[2]	107,338	89,767
FHLMC Multiclass Certificates,
Series 2020-RR04, Class X,
2.126%, due 02/27/29[10]	3,460,000	345,748
FHLMC REMIC,
Series 1534, Class Z,
5.000%, due 06/15/23	1,333	1,324
Series 1548, Class Z,
7.000%, due 07/15/23	999	1,000
Series 2400, Class FQ,
1 mo. USD LIBOR + 0.500%,
4.373%, due 01/15/32[2]	10,463	10,437
Series 2764, Class LZ,
4.500%, due 03/15/34	255,354	246,322
Series 2764, Class ZG,
5.500%, due 03/15/34	181,000	181,286
Series 2921, Class PG,
5.000%, due 01/15/35	652,434	645,677
Series 2983, Class TZ,
6.000%, due 05/15/35	632,055	639,109
Series 3149, Class CZ,
6.000%, due 05/15/36	678,530	691,530
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2018-HQA1, Class M2,
1 mo. USD LIBOR + 2.300%,
5.886%, due 09/25/30[2]	593,461	581,892
Series 2022-DNA2, Class M2,
30-Day Average SOFR + 3.750%,
6.747%, due 02/25/42[2,3]	326,000	297,999
Series 2022-DNA3, Class M1B,
30-Day Average SOFR + 2.900%,
5.897%, due 04/25/42[2,3]	210,000	194,775
Series 2022-HQA1, Class M2,
30-Day Average SOFR + 5.250%,
8.247%, due 03/25/42[2,3]	383,000	359,541
FHLMC Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	340,868	352,663
Series T-58, Class 2A,
6.500%, due 09/25/43	176,418	177,084
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
3.875%, due 08/25/35[10]	8,269	5,682

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
FNMA,
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	213,693	217,493
FNMA Connecticut Avenue Securities,
Series 2017-C02, Class 2M2,
1 mo. USD LIBOR + 3.650%,
7.236%, due 09/25/29[2]	830,634	849,471
Series 2017-C03, Class 1M2,
1 mo. USD LIBOR + 3.000%,
6.586%, due 10/25/29[2]	395,443	396,432
Series 2017-C04, Class 2M2,
1 mo. USD LIBOR + 2.850%,
6.436%, due 11/25/29[2]	867,222	876,160
Series 2017-C05, Class 1M2,
1 mo. USD LIBOR + 2.200%,
5.786%, due 01/25/30[2]	259,564	256,989
Series 2017-C06, Class 1M2,
1 mo. USD LIBOR + 2.650%,
6.236%, due 02/25/30[2]	184,917	186,329
Series 2017-C06, Class 2M2,
1 mo. USD LIBOR + 2.800%,
6.386%, due 02/25/30[2]	200,126	201,050
Series 2022-R01, Class 1M2,
30-Day Average SOFR + 1.900%,
4.897%, due 12/25/41[2,3]	343,000	311,374
Series 2022-R03, Class 1M2,
30-Day Average SOFR + 3.500%,
6.497%, due 03/25/42[2,3]	475,000	451,843
Series 2022-R04, Class 1M2,
30-Day Average SOFR + 3.100%,
6.097%, due 03/25/42[2,3]	191,000	178,856
Series 2022-R07, Class 1M1,
30-Day Average SOFR + 2.950%,
5.975%, due 06/25/42[2,3]	178,790	179,576
FNMA REMIC,
Series 1993-160, Class ZB,
6.500%, due 09/25/23	559	558
Series 1993-163, Class ZA,
7.000%, due 09/25/23	144	144
Series 1993-37, Class PX,
7.000%, due 03/25/23	94	94
Series 1993-60, Class Z,
7.000%, due 05/25/23	1,259	1,258
Series 1993-96, Class PZ,
7.000%, due 06/25/23	907	903
Series 1999-W4, Class A9,
6.250%, due 02/25/29	80,979	81,919

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(continued)
Series 2003-64, Class AH,
6.000%, due 07/25/33	753,914	769,616
Series 2006-65, Class GD,
6.000%, due 07/25/26	33,965	34,138
GNMA,
Series 2015-H20, Class FB,
1 mo. USD LIBOR + 0.600%,
3.743%, due 08/20/65[2]	873,951	857,768
Series 2017-182, Class FW,
1 mo. USD LIBOR + 0.350%,
2.470%, due 05/20/47[2]	266,503	250,403
Series 2018-38, Class WF,
1 mo. USD LIBOR + 0.300%,
2.673%, due 10/20/43[2]	796,927	769,324
GS Mortgage Securities Corp. Trust,
Series 2022-ECI, Class A,
1 mo. CME Term SOFR + 2.195%,
5.989%, due 08/15/39[2,3,10]	100,000	98,584
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
3.371%, due 09/25/35[10]	101,361	95,154
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A,
1 mo. USD LIBOR + 0.700%,
4.639%, due 01/19/35[2]	17,296	15,016
Series 2005-4, Class 3A1,
3.236%, due 07/19/35[10]	121,344	88,581
INTOWN Mortgage Trust,
Series 2022-STAY, Class A,
1 mo. CME Term SOFR + 2.489%,
6.283%, due 08/15/39[2,3,10]	272,000	267,920
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class A,
1 mo. USD LIBOR + 1.060%,
5.085%, due 06/15/35[2,3]	1,550,537	1,501,451
Series 2022-OPO, Class D,
3.565%, due 01/05/39[3,10]	284,000	218,471
JP Morgan Mortgage Trust,
Series 2005-A8, Class 1A1,
3.773%, due 11/25/35[10]	293,833	239,978
Series 2006-A4, Class 2A2,
2.923%, due 06/25/36[10]	147,961	108,800
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class A,
2.558%, due 11/05/44[3]	1,400,000	1,032,158
Legacy Mortgage Asset Trust,
Series 2020-GS1, Class A1,
2.882%, due 10/25/59[3,5]	1,028,574	1,008,524
Ludgate Funding PLC,

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Mortgage-backed securities—(continued)
Series 2007-1, Class A2A,
3 mo. GBP LIBOR + 0.160%,
3.490%, due 01/01/61[2,7]	GBP	1,120,300	1,195,721
Series 2008-W1X, Class A1,
3 mo. GBP LIBOR + 0.600%,
3.930%, due 01/01/61[2,7]	GBP	487,099	532,630
LUXE Trust,
Series 2021-MLBH, Class A,
1 mo. USD LIBOR + 0.980%,
4.393%, due 11/15/38[2,3]		1,400,000	1,320,760
Series 2021-TRIP, Class A,
1 mo. USD LIBOR + 1.050%,
4.925%, due 10/15/38[2,3]		1,300,000	1,238,912
Mansard Mortgages PLC,
Series 2007-1X, Class A2,
SONIA + 0.299%,
2.748%, due 04/15/47[2,7]	GBP	721,452	769,713
MF1, Ltd.,
Series 2021-W10, Class A,
1 mo. CME Term SOFR + 1.070%,
4.864%, due 12/15/34[2,3]		1,300,000	1,282,933
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33, Class C,
4.558%, due 05/15/50[10]		103,000	88,630
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. CME Term SOFR + 1.397%,
4.773%, due 03/15/39[2,3]		2,650,000	2,570,505
NAAC Reperforming Loan REMIC Trust,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]		434,707	376,524
NYO Commercial Mortgage Trust,
Series 2021-1290, Class A,
1 mo. USD LIBOR + 1.095%,
4.971%, due 11/15/38[2,3]		1,500,000	1,391,037
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[3]		3,100,000	2,469,234
Onslow Bay Mortgage Loan Trust,
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[3,10]		329,767	255,768
Reperforming Loan REMIC Trust,
Series 2003-R4, Class 2A,
4.316%, due 01/25/34[3,10]		404,321	316,862
Series 2006-R1, Class AF1,
1 mo. USD LIBOR + 0.340%,
3.926%, due 01/25/36[2,3]		380,988	360,622

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Mortgage-backed securities—(continued)
Residential Funding Mortgage Security I,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34		167,285	145,848
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD LIBOR + 0.400%,
3.889%, due 07/20/36[2]		60,193	51,316
SFO Commercial Mortgage Trust,
Series 2021-555, Class A,
1 mo. USD LIBOR + 1.150%,
5.025%, due 05/15/38[2,3]		1,400,000	1,301,827
SGR Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[3,10]		531,665	408,555
Starwood Mortgage Residential Trust,
Series 2021-5, Class A1,
1.920%, due 09/25/66[3,10]		1,082,959	844,389
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A,
3.753%, due 07/25/34[10]		160,135	151,018
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD LIBOR + 0.420%,
4.006%, due 04/25/36[2]		467,647	400,729
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1,
1 mo. USD LIBOR + 0.660%,
4.269%, due 09/19/32[2]		30,226	28,673
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class B,
1 mo. CME Term SOFR + 2.932%,
6.726%, due 05/15/37[2,3]		179,000	173,377
Series 2022-DPM, Class C,
1 mo. CME Term SOFR + 3.777%,
7.571%, due 05/15/37[2,3]		150,000	143,624
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
3.033%, due 09/25/37[10]		191,270	183,747
Towd Point Mortgage Funding,
Series 2019-A13A, Class A1,
SONIA + 0.900%,
3.371%, due 07/20/45[2,3]	GBP	806,016	898,917
Towd Point Mortgage Trust,
Series 2022-4, Class A1,
3.750%, due 09/25/62[3,4,10]		276,123	255,205
Verus Securitization Trust,

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Mortgage-backed securities—(concluded)
Series 2021-6, Class A1,
1.630%, due 10/25/66[3,10]	1,061,474	833,103
Series 2021-6, Class A3,
1.887%, due 10/25/66[3,10]	273,213	213,257
Series 2022-4, Class A3,
4.740%, due 04/25/67[3,10]	133,490	121,818
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A,
12 mo. MTA + 1.400%,
2.771%, due 06/25/42[2]	5,491	4,922
Series 2005-AR13, Class A1A1,
1 mo. USD LIBOR + 0.580%,
4.166%, due 10/25/45[2]	220,861	203,792
Series 2006-AR2, Class 2A1,
3.221%, due 03/25/36[10]	367,837	321,323
Series 2006-AR9, Class 1A,
12 mo. MTA + 1.000%,
2.371%, due 08/25/46[2]	252,183	236,842
Wells Fargo Commercial Mortgage Trust,
Series 2022-ONL, Class A,
3.862%, due 12/15/39[3]	1,300,000	1,158,451
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
0.938%, due 09/15/57[10]	5,563,336	58,942
Series 2014-LC14, Class XA,
1.416%, due 03/15/47[10]	2,457,847	25,381
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 Month CME Term SOFR + 4.083% ,
1.000%, due 11/15/27[2,14]	3,100,000	3,077,500
Total mortgage-backed securities
(cost—$60,457,165)		55,686,286

Municipal bonds—0.3%
Arizona—0.0%†
Gilbert Water Resource Municipal Property Corp., Revenue Bonds
5.000%, due 07/15/31	25,000	27,831

Illinois—0.2%
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series B,
3.057%, due 01/01/34	1,400,000	1,052,189

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
Municipal bonds—(concluded)
Massachusetts—0.0%†
Massachusetts Development Finance Agency, President and Fellows of Harvard College, Revenue Bonds
5.000%, due 11/15/32	150,000	170,124
New York—0.1%
City of New York NY, GO Bonds,
Subseries D-1,
5.000%, due 05/01/35	75,000	80,096
City of New York NY, Refunding, GO Bonds,
Series B-1,
5.000%, due 08/01/32	115,000	127,202
New York City Municipal Water Finance Authority, Revenue Bonds
5.000%, due 06/15/31	80,000	88,896
		296,194
Total municipal bonds
(cost—$1,759,714)		1,546,338

Non-U.S. government agency obligations—0.9%
Colombia Government International Bond
3.000%, due 01/30/30	50,000	35,325
5.000%, due 06/15/45	40,000	24,270
Dominican Republic International Bond
6.850%, due 01/27/45[3]	110,000	84,514
Egypt Government International Bond
5.875%, due 02/16/31[3]	30,000	18,240
8.500%, due 01/31/47[3]	155,000	91,256
El Salvador Government International Bond
9.500%, due 07/15/52[3]	25,000	9,375
Indonesia Government International Bond
4.625%, due 04/15/43[3]	165,000	137,793
Israel Government International Bond
3.875%, due 07/03/50	300,000	226,837
4.125%, due 01/17/48	200,000	159,037
Japan Bank for International Cooperation
2.875%, due 07/21/27	300,000	275,898
Japan International Cooperation Agency
2.750%, due 04/27/27	300,000	274,962
Mexico Government International Bond
3.500%, due 02/12/34	175,000	133,700
4.400%, due 02/12/52	175,000	119,787
Mongolia Government International Bond
5.125%, due 04/07/26[3]	55,000	41,944
Oman Government International Bond
6.250%, due 01/25/31[3]	75,000	71,438

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]		Value ($)
Non-U.S. government agency obligations—(concluded)
7.000%, due 01/25/51[3]		140,000	119,350
Panama Government International Bond
2.252%, due 09/29/32		80,000	55,465
3.298%, due 01/19/33		100,000	76,300
Paraguay Government International Bond
4.950%, due 04/28/31[3]		70,000	63,866
Peruvian Government International Bond
3.000%, due 01/15/34		85,000	63,283
8.200%, due 08/12/26[7]	PEN	2,000,000	518,118
Qatar Government International Bond
4.400%, due 04/16/50[3]		60,000	50,399
5.103%, due 04/23/48[7]		1,600,000	1,485,744
Republic of South Africa Government International Bond
5.650%, due 09/27/47		90,000	59,738
5.750%, due 09/30/49		45,000	29,813
Romania Government International Bond
3.000%, due 02/14/31[6,7]		104,000	76,719
3.625%, due 03/27/32[3]		50,000	36,666
4.000%, due 02/14/51[3]		60,000	34,905
Saudi Government International Bond
3.250%, due 11/17/51[3]		65,000	41,780
3.750%, due 01/21/55[3]		50,000	34,722
Uruguay Government International Bond
5.100%, due 06/18/50		85,000	76,064
Total non-U.S. government agency obligations
(cost—$5,533,245)			4,527,308

U.S. government agency obligations—2.1%
FHLMC
7.645%, due 05/01/25		368,110	372,448
FHLMC ARM
12 mo. USD LIBOR + 1.815%,
2.815%, due 03/01/36[2]		997	980
FNMA
5.188%, due 11/01/34[10]		1,287,078	1,283,457
FNMA ARM
12 mo. USD LIBOR + 1.420%,
1.795%, due 03/01/36[2]		8,422	8,154
12 mo. USD LIBOR + 1.603%,
1.978%, due 12/01/35[2]		13,617	13,315
12 mo. USD LIBOR + 1.839%,
2.213%, due 03/01/36[2]		15,495	15,288
12 mo. USD LIBOR + 1.912%,
2.287%, due 02/01/36[2]		15,325	15,168

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
U.S. government agency obligations—(concluded)
12 mo. USD LIBOR + 1.815%,
2.323%, due 03/01/36[2]	16,226	16,010
1 year CMT + 2.405%,
2.655%, due 05/01/27[2]	891	877
1 year CMT + 2.104%,
2.721%, due 05/01/30[2]	18,356	17,811
1 year CMT + 2.228%,
2.953%, due 04/01/27[2]	4,505	4,446
6 mo. USD LIBOR + 1.538%,
3.663%, due 01/01/36[2]	2,722	2,701
12 mo. USD LIBOR + 1.780%,
4.030%, due 11/01/35[2]	3,475	3,427
12 mo. USD LIBOR + 1.942%,
4.192%, due 09/01/35[2]	143	142
FNMA ARM COFI
3.250%, due 11/01/26[4,15]	5,639	5,107
GNMA II
5.000%, due 12/20/49	53,735	52,998
GNMA II ARM
1 year CMT + 1.500%,
1.750%, due 11/20/23[2]	199	195
1 year CMT + 1.500%,
2.625%, due 07/20/25[2]	684	665
1 year CMT + 1.500%,
2.625%, due 01/20/26[2]	1,036	1,011
1 year CMT + 1.500%,
2.875%, due 05/20/26[2]	2,488	2,421
UMBS TBA
3.500%	1,300,000	1,143,044
4.000%	1,735,000	1,577,986
4.500%	2,205,000	2,068,061
5.000%	3,320,000	3,200,351
5.500%	1,070,000	1,055,027
Total U.S. government agency obligations
(cost—$11,035,352)		10,861,090

U.S. Treasury obligations—29.5%
U.S. Treasury Bonds
1.375%, due 08/15/50	1,400,000	746,320
1.625%, due 11/15/50	2,500,000	1,429,687
1.750%, due 08/15/41	43,975,000	28,700,559
1.875%, due 02/15/51	1,605,000	982,624
2.250%, due 08/15/46	18,500,000	12,520,742
2.250%, due 02/15/52	350,000	234,719
2.375%, due 02/15/42	900,000	657,141

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount[1]	Value ($)
U.S. Treasury obligations—(concluded)
2.375%, due 11/15/49	355,000	248,098
2.500%, due 02/15/45	160,000	115,144
2.750%, due 08/15/42	1,860,000	1,437,940
2.875%, due 08/15/45	500,000	385,117
2.875%, due 05/15/52	355,000	275,513
3.000%, due 05/15/42	320,000	259,300
3.000%, due 11/15/44	500,000	395,352
3.000%, due 08/15/52	3,000,000	2,402,344
3.125%, due 08/15/44	230,000	186,183
3.250%, due 05/15/42	11,370,000	9,612,980
4.250%, due 11/15/40	385,000	379,932
4.375%, due 02/15/38	230,000	233,782
U.S. Treasury Inflation Index Bonds (TIPS)
0.125%, due 02/15/52	542,609	347,599
U.S. Treasury Notes
0.250%, due 04/15/23	17,000,000	16,686,562
0.875%, due 06/30/26	1,990,000	1,755,009
0.875%, due 09/30/26	13,450,000	11,776,106
1.250%, due 03/31/28	1,975,000	1,688,316
1.250%, due 08/15/31	4,300,000	3,417,660
1.625%, due 05/15/31	1,485,000	1,227,213
2.625%, due 07/31/29[16]	9,300,000	8,443,383
2.750%, due 07/31/27[16]	7,500,000	7,010,742
2.750%, due 08/15/32	10,150,000	9,082,664
3.000%, due 07/31/24	28,500,000	27,752,519
Total U.S. Treasury obligations
(cost—$161,697,931)		150,391,250

	Number of
	shares
Exchange traded funds—0.3%
Invesco Senior Loan ETF
(cost—$1,676,021)	73,013	1,512,829

Short-term investments—2.3%
Investment companies—2.3%
State Street Institutional U.S. Government Money Market Fund, 3.010%[17]
(cost—$11,577,494)	11,577,494	11,577,494

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—1.6%
Money market funds—1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[17]
(cost—$8,087,135)	8,087,135	8,087,135
Total investments before investments sold short
(cost—$609,274,048)[18]—109.6%		558,508,372

	Face
	amount[1]	Value ($)
Investment sold short—(0.1)%
Non-U.S. government agency obligations—(0.1)%
Qatar Government International Bonds
5.103%, due 04/23/48
(cost—$(1,438,917))	(1,300,000)	(1,207,167)
Liabilities in excess of other assets—(9.4)%		(47,910,488)
Net assets—100.0%		$509,390,717

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
U.S. Treasury futures buy contracts:
17		U.S. Treasury Note 5 Year Futures	December 2022	1,893,796	1,812,094	(81,702)
30		U.S. Treasury Note 10 Year Futures	December 2022	3,490,800	3,317,813	(172,987)
35		U.S. Treasury Note 2 Year Futures	December 2022	7,283,830	7,153,398	(130,432)
9		Ultra U.S. Treasury Note 10 Year Futures	December 2022	1,033,721	1,043,859	10,138
Total				13,702,147	13,327,164	(374,983)

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Futures contracts—(concluded)
Interest rate futures sell contracts:
14	JPY	Japan Government Bond 10 Year Mini Futures	December 2022	(1,397,704)	(1,399,388)	(1,684)
U.S. Treasury futures sell contracts:
5		U.S. Long Bond Futures	December 2022	(684,594)	(602,500)	82,094
87		U.S. Treasury Note 5 Year Futures	December 2022	(9,346,419)	(9,273,656)	72,763
1		U.S. Treasury Ultra Bond Futures	December 2022	(128,470)	(127,656)	814
9		Ultra U.S. Treasury Note 10 Year Futures	December 2022	(1,134,199)	(1,043,860)	90,339
Total				(12,691,386)	(12,447,060)	244,326
Appreciation/(Depreciation)						(130,657)

Centrally cleared credit default swap agreements on corporate issues—sell protection20

Referenced obligations	Notional amount (000)	Maturity date	Payment frequency	Payments received by the Portfolio[19](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
Verizon Communications, Inc., bond, 4.125%, due 03/16/23	500	06/20/27	Quarterly	1.000	1,048	(4,661)	(3,613)

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	CLP	13,969,038	USD	14,712	11/14/22	(71)
BNP	GBP	4,847,000	USD	5,438,709	11/02/22	(119,828)
BNP	USD	14,506	CLP	13,969,038	02/02/23	63
BNP	USD	978,174	CNH	6,775,417	05/10/23	(42,868)
BOA	AUD	135,681	USD	94,729	11/16/22	7,906
BOA	EUR	1,861,000	USD	1,870,246	12/02/22	27,198
BOA	JPY	56,800,000	USD	399,819	11/16/22	17,240
BOA	PEN	2,628,685	USD	635,639	11/17/22	(23,244)
BOA	USD	1,866,290	EUR	1,861,000	11/02/22	(27,157)
BOA	USD	236,164	JPY	31,600,000	11/16/22	(23,320)
CITI	AUD	250,000	USD	175,951	11/16/22	15,976
CITI	BRL	260,859	USD	49,621	11/03/22	(879)
CITI	BRL	260,859	USD	48,335	02/02/23	(1,196)
CITI	MXN	432,000	USD	21,189	12/09/22	(474)
CITI	PEN	3,140,028	USD	815,486	12/12/22	30,971
CITI	PEN	989,724	USD	255,051	12/27/22	8,153
CITI	PEN	2,628,685	USD	653,658	02/21/23	627
CITI	PEN	3,140,028	USD	781,082	03/02/23	1,437
CITI	PEN	1,652,509	USD	427,657	03/14/23	17,644
CITI	USD	49,270	BRL	260,859	11/03/22	1,230
CITI	USD	582,001	BRL	3,054,631	01/04/23	1,588
CITI	USD	122,288	GBP	108,000	11/02/22	1,566
CITI	USD	658,818	PEN	2,628,685	11/17/22	65
CITI	USD	786,383	PEN	3,140,028	12/12/22	(1,868)
CITI	USD	1,041,906	PEN	4,072,393	12/15/22	(24,758)
CITI	USD	46,227	PEN	181,326	03/14/23	(1,237)
DB	JPY	59,995,708	USD	448,094	11/16/22	43,990
GSI	GBP	2,000,000	USD	2,237,762	01/18/23	(62,066)
GSI	USD	249	EUR	252	01/18/23	1
GSI	USD	555,010	GBP	500,000	01/18/23	19,947
GSI	MYR	2,596,159	USD	554,261	12/19/22	3,631
GSI	MYR	2,596,159	USD	554,616	12/21/22	3,868
GSI	USD	554,735	MYR	2,596,159	12/19/22	(4,105)
GSI	USD	482,890	PEN	1,922,579	12/06/22	(2,252)
HSBC	CNH	6,783,412	USD	1,010,790	05/10/23	74,381
HSBC	JPY	20,800,000	USD	144,887	11/16/22	4,787
HSBC	USD	157,632	AUD	226,000	11/16/22	(13,015)
HSBC	USD	14,940	CLP	13,969,038	11/14/22	(158)
JPMCB	BRL	260,859	USD	48,635	11/03/22	(1,865)
JPMCB	CNH	45,000	USD	6,250	11/14/22	112
JPMCB	USD	49,621	BRL	260,859	11/03/22	879
JPMCB	USD	785,788	JPY	110,200,000	11/16/22	(43,530)
RBS	EUR	1,861,000	USD	1,834,133	11/02/22	(5,000)
RBS	USD	121,755	GBP	108,000	11/02/22	2,100
Net unrealized appreciation (depreciation)						(113,531)

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	46,539,728	—	46,539,728
Corporate bonds	—	267,104,000	—	267,104,000
Loan assignments	—	674,914	—	674,914
Mortgage-backed securities	—	55,686,286	—	55,686,286
Municipal bonds	—	1,546,338	—	1,546,338
Non-U.S. government agency obligations	—	4,527,308	—	4,527,308
U.S. government agency obligations	—	10,855,983	5,107	10,861,090
U.S. Treasury obligations	—	150,391,250	—	150,391,250
Exchange traded funds	1,512,829	—	—	1,512,829
Short-term investments	—	11,577,494	—	11,577,494
Investment of cash collateral from securities loaned	—	8,087,135	—	8,087,135
Futures contracts	256,148	—	—	256,148
Forward foreign currency contracts	—	285,360	—	285,360
Total	1,768,977	557,275,796	5,107	559,049,880
Liabilities
Investment sold short	—	(1,207,167)	—	(1,207,167)
Futures contracts	(386,805)	—	—	(386,805)
Swap agreements	—	(4,661)	—	(4,661)
Forward foreign currency contracts	—	(398,891)	—	(398,891)
Total	(386,805)	(1,610,719)	—	(1,997,524)

At October 31, 2022, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $170,467,156, represented 33.5% of the Portfolio's net assets at period end.

4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

6	Security, or portion thereof, was on loan at the period end.

7	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

9	Perpetual investment. Date shown reflects the next call date.

10	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

11	Bond interest in default.

12	Zero coupon bond.

13	Position is unsettled. Contract rate was not determined at October 31, 2022 and does not take effect until settlement.

14	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

15	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

16	Security, or portion thereof, pledged as collateral for investments sold short or written options.

17	Rates shown reflect yield at October 31, 2022.

18	Includes $8,112,233 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $8,087,135 and non-cash collateral of $235,915.

19	Payments made or received are based on the notional amount.

20	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—98.8%
Alabama—3.3%
Alabama Federal Aid Highway Finance Authority,Garvee, Revenue Bonds,
Series A,
5.000%, due 09/01/29	2,000,000	2,150,206
Black Belt Energy Gas District, Revenue Bonds,
Series A-1,
4.000%, due 10/01/49[1]	2,000,000	1,920,891
Lower Alabama Gas District Gas, Revenue Bonds,
Series A,
5.000%, due 09/01/31	1,500,000	1,509,552
Lower Alabama Gas District, Gas Project, Revenue Bonds
4.000%, due 12/01/50[1]	2,500,000	2,427,552
		8,008,201
Alaska—0.6%
City of Anchorage AK Wastewater, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,395,000	1,474,332

Arizona—3.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
4.000%, due 11/01/35	2,000,000	1,813,642
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2, Class A,
3.625%, due 05/20/33	947,320	854,904
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,026,468
Maricopa County Industrial Development Authority, Banner Health, Refunding, Revenue Bonds
5.000%, due 01/01/31	3,000,000	3,120,730
Salt Verde Financial Corp., Revenue Bonds
5.000%, due 12/01/32	1,000,000	1,003,660
		7,819,404
Arkansas—0.6%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds
5.000%, due 10/01/34	1,320,000	1,373,722

California—4.2%
California Housing Finance, Revenue Bonds,
Series 2021-1, Class A,
3.500%, due 11/20/35	1,465,388	1,252,851

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
California—(concluded)
California State, GO Bonds
5.000%, due 10/01/30	2,815,000	3,051,966
California State, Refunding, GO Bonds
5.000%, due 04/01/33	2,710,000	2,921,288
Los Angeles Department of Airports, Los Angeles International Airport, Revenue Bonds, AMT
5.000%, due 05/15/32	2,000,000	2,005,712
State of California, GO Bonds
5.000%, due 04/01/35	1,000,000	1,065,421
		10,297,238
Colorado—3.3%
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	1,500,000	1,632,282
Colorado Health Facilities Authority,AdventHealth,Refunding, Revenue Bonds
5.000%, due 11/15/49[1]	1,500,000	1,569,155
Denver City & County Airport, Revenue Bonds, AMT,
Series A,
5.500%, due 11/15/26	3,000,000	3,036,026
University of Colorado, Refunding, Revenue Bonds,
Series A-2,
5.000%, due 06/01/30	1,750,000	1,880,089
		8,117,552
Connecticut—2.3%
Connecticut State Special Tax, Revenue Bonds,
Series B,
5.000%, due 10/01/30	2,000,000	2,142,903
State of Connecticut Special Tax Revenue, Revenue Bonds
4.000%, due 05/01/39	2,650,000	2,471,003
Series A,
4.000%, due 05/01/36	1,000,000	952,106
		5,566,012
District of Columbia—1.7%
District of Columbia, Income Tax Revenue, Revenue Bonds,
Series A,
5.000%, due 07/01/41	1,500,000	1,584,340

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
District of Columbia—(concluded)
Metropolitan Washington Airports Authority, Refunding, Revenue Bonds, AMT
5.000%, due 10/01/28	2,500,000	2,578,363
		4,162,703
Florida—4.2%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, AGM,
Series D,
5.000%, due 07/01/35	1,500,000	1,608,526
Citizens Property Insurance Corp., Revenue Bonds,
Series A1,
5.000%, due 06/01/25	3,250,000	3,339,828
County of Polk FL Utility System, Refunding, Revenue Bonds
5.000%, due 10/01/35	625,000	671,403
JEA Electric System, Refunding, Revenue Bonds,
Series 3-A,
5.000%, due 10/01/34	1,630,000	1,721,358
Miami Beach Redevelopment Agency Tax Increment, Refunding, Revenue Bonds
5.000%, due 02/01/28	1,000,000	1,017,457
Orange County Convention Center/Orlando, Refunding, Revenue Bonds,
Series B,
5.000%, due 10/01/30	1,885,000	1,966,808
		10,325,380
Georgia—3.6%
Fulton County Development Authority of Georgia, Piedmont Healthcare, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/27	1,500,000	1,564,014
Fulton County Development Authority of Georgia, WellStar Health System, Revenue Bonds
5.000%, due 04/01/36	1,000,000	1,011,640
Georgia Ports Authority, Revenue Bonds
5.000%, due 07/01/41	1,500,000	1,568,621
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,572,269
Series B,
2.846%, due 04/01/48[1]	1,000,000	993,173
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds
5.000%, due 01/01/33	1,000,000	1,017,753

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Georgia—(concluded)
Savannah Economic Development Authority, International Paper Company, Refunding, Revenue Bonds
1.900%, due 08/01/24	1,000,000	963,489
		8,690,959
Hawaii—0.4%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,026,776

Illinois—11.0%
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,750,000	1,771,407
Chicago O'Hare International Airport, Refunding, Revenue Bonds, AMT
5.000%, due 01/01/29	2,500,000	2,524,855
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, AGM,
Series 2017-2,
5.000%, due 11/01/31	1,000,000	1,034,298
Chicago Waterworks Senior Lien, Revenue Bonds,
Series A-1,
5.000%, due 11/01/29	1,920,000	1,948,121
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds
5.000%, due 11/15/35	2,500,000	2,545,168
Illinois Municipal Electric Agency, Refunding, Revenue Bonds,
Series A,
5.000%, due 02/01/32	2,500,000	2,586,100
Illinois Sports Facilities Authority, Refunding, Revenue Bond, BAM
5.000%, due 06/15/28	1,000,000	1,015,639
Regional Transportation Authority, Refunding, Revenue Bonds, AGM
6.000%, due 06/01/25	2,000,000	2,072,297
Regional Transportation Authority, Revenue Bonds
6.500%, due 07/01/30	1,000,000	1,142,484
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,798,959
State of Illinois, Revenue Bonds, BAM,
Series A,
5.000%, due 06/15/27	3,000,000	3,151,016
University of Illinois, Auxiliary Facilities System, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/27	4,000,000	4,015,503

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
University of Illinois, Auxiliary Facilities System, Revenue Bonds,
Series A,
5.000%, due 04/01/30	1,000,000	1,010,564
		26,616,411
Indiana—4.9%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds
4.000%, due 10/01/36	2,020,000	1,935,622
Indiana Finance Authority, Indiana University Health, Inc., Revenue Bonds
2.250%, due 12/01/58[1]	5,250,000	5,052,755
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	1,000,000	1,036,674
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds
5.000%, due 01/01/30	2,055,000	2,078,284
Whiting City, BP Products North America, Inc., Revenue Bonds, AMT
5.000%, due 11/01/47[1]	1,840,000	1,857,384
		11,960,719
Iowa—0.2%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2,Class 1,
5.000%, due 06/01/33	500,000	506,278

Kentucky—2.4%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds,
Series B,
4.000%, due 01/01/49[1]	3,750,000	3,690,555
Kentucky Public Energy Authority, Revenue Bonds,
Series A,
4.000%, due 04/01/48[1]	1,250,000	1,234,795
Series A,
4.000%, due 12/01/50[1]	1,000,000	973,423
		5,898,773
Louisiana—1.8%
Jefferson Sales Tax District, Revenue Bonds, AGM,
Series B,
4.000%, due 12/01/32	1,895,000	1,892,769

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Louisiana—(concluded)
New Orleans Aviation Board Louis Armstrong New Orleans International Airport, Revenue Bonds, AMT, AGM,
Series B,
5.000%, due 01/01/28	1,500,000	1,518,289
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds
2.200%, due 06/01/37[1]	1,000,000	906,031
		4,317,089
Maryland—0.7%
Maryland State Transportation Authority Passenger Facility Charge Revenue, Baltimore/Washington International, Revenue Bonds, AMT
5.000%, due 06/01/24	1,700,000	1,728,411

Massachusetts—0.8%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	1,981,788

Michigan—2.9%
Great Lakes Water Authority Water Supply System Second Lien, Refunding, Revenue Bonds,
Series D,
5.000%, due 07/01/26	1,100,000	1,160,328
Michigan Finance Authority Prerefunded, Revenue Bonds
5.000%, due 08/01/33	50,000	51,356
Michigan Finance Authority Senior Lien, Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, AGM
5.000%, due 07/01/30	1,500,000	1,528,654
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT
5.000%, due 06/30/32	3,300,000	3,199,354
Saginaw Hospital Finance Authority, Covenant Healthcare System, Refunding, Revenue Bonds
5.000%, due 07/01/28	1,000,000	1,044,508
		6,984,200
Missouri—1.3%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	2,035,742

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority, Saint Luke's Health System, Refunding, Revenue Bonds
5.000%, due 11/15/28	1,000,000	1,032,743
		3,068,485
Nebraska—0.6%
Nebraska Public Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	1,300,000	1,371,137

Nevada—0.2%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds
5.000%, due 06/01/33	500,000	512,679

New Jersey—5.8%
New Jersey Economic Development Authority, State of New Jersey Department of the Treasury, Refunding, Revenue Bonds,
Series XX,
5.000%, due 06/15/26	1,600,000	1,640,010
New Jersey Economic Development Authority, State of New Jersey Department of the Treasury, Revenue Bonds,
Series WW,
5.250%, due 06/15/31	850,000	893,074
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds
5.000%, due 07/01/33	1,000,000	1,025,357
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds
5.000%, due 06/15/30	1,000,000	1,032,246
New Jersey Turnpike Authority, Refunding, Revenue Bonds,
Series E,
5.000%, due 01/01/30	1,350,000	1,432,258
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	8,000,000	8,100,555
		14,123,500
New Mexico—0.9%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds,
Series 1A,
5.000%, due 09/01/28	2,000,000	2,094,160

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
New York—6.1%
City Of New York NY, GO Bonds,
Series B, Subseries B-1,
5.250%, due 10/01/41	1,180,000	1,255,679
Metropolitan Transportation Authority, Revenue Bonds,
Series A-1,
5.000%, due 02/01/23	605,000	607,027
New York City Refunding, GO Bonds,
Series A-1,
5.000%, due 08/01/32	1,270,000	1,377,305
New York City, GO Bonds
5.000%, due 04/01/32	1,750,000	1,902,970
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/42	2,860,000	2,525,575
New York State Urban Development Corp.,
Series A,
4.000%, due 03/15/39	2,600,000	2,372,922
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT
5.000%, due 12/01/35	2,000,000	1,899,494
5.000%, due 12/01/36	1,000,000	945,507
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT
5.000%, due 07/01/34	1,000,000	981,924
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,010,067
		14,878,470
North Carolina—1.2%
Charlotte NC Airport Revenue, Revenue Bonds
5.000%, due 07/01/36	1,540,000	1,529,264
North Carolina Turnpike Authority Senior Lien, Refunding, Revenue Bonds, AGM
5.000%, due 01/01/26	1,250,000	1,300,483
		2,829,747
Oklahoma—0.3%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, AGM,
Series A,
4.000%, due 01/01/33	650,000	648,035

Oregon—0.8%
Multnomah County School District No. 1 Portland, GO Bonds
5.000%, due 06/15/29	1,750,000	1,909,470

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Pennsylvania—7.6%
Allegheny County Hospital Development Authority, Allegheny Health Network, Refunding, Revenue Bonds
5.000%, due 04/01/29	3,190,000	3,294,521
City of Philadelphia PA Water & Wastewater, Refunding, Revenue Bonds
5.000%, due 10/01/33	1,500,000	1,611,286
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.000%, due 06/01/31	1,500,000	1,556,733
Pennsylvania Turnpike Commission, Motor License, Refunding, Revenue Bonds,
Series SPL,
5.000%, due 12/01/33	1,500,000	1,565,801
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds,
Series B,
5.000%, due 06/01/28	2,000,000	2,076,969
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,254,633
Philadelphia School District Prerefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	10,000	10,596
Philadelphia School District Unrefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	2,640,000	2,746,363
Philadelphia School District, GO Bonds,
Series A,
4.000%, due 09/01/35	1,500,000	1,410,909
Series A,
5.000%, due 09/01/31	1,000,000	1,054,723
Southeastern Pennsylvania Transportation Authority,Revenue Bonds
5.250%, due 06/01/40	1,750,000	1,890,673
		18,473,207
Rhode Island—0.5%
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT,
Series A,
5.000%, due 12/01/30	1,125,000	1,177,054

South Carolina—0.6%
Piedmont Municipal Power Agency, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,399,274

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)
Tennessee—3.0%
City of Memphis TN, Electric System, Revenue Bonds,
Series A,
5.000%, due 12/01/31	1,400,000	1,528,534
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds
5.000%, due 10/01/35	1,350,000	1,323,521
Metropolitan Government of Nashville & Davidson County TN, GO Bonds,
Series C,
4.000%, due 01/01/32	3,000,000	2,992,892
Tennessee Energy Acquisition Corp., Revenue Bonds,
Series A,
5.250%, due 09/01/26	1,500,000	1,516,097
		7,361,044
Texas—10.4%
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT
5.000%, due 04/01/30	1,000,000	1,017,106
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/31	2,000,000	2,023,824
Clifton Higher Education Finance Corp., Idea Public Schools, Refunding, Revenue Bonds, PSF-GTD
5.000%, due 08/15/28	1,100,000	1,126,989
El Paso Texas, GO Bonds
5.000%, due 08/15/34	2,000,000	2,077,976
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds
4.000%, due 10/01/35	1,750,000	1,638,406
Harris County Toll Road Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/29	2,025,000	2,177,325
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/29	1,000,000	1,018,244
Houston Airport System, Refunding, Revenue Bonds,
Series B,
5.000%, due 07/01/29	2,000,000	2,117,132
Katy Independent School District, CIB, Refunding, GO Bonds,
Series A,
3.000%, due 02/15/32	2,375,000	2,125,948
North Texas Tollway Authority, North Texas Tollway System, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	2,750,000	2,816,574

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
Series A,
5.000%, due 01/01/34	2,775,000	2,826,375
State of Texas, Refunding, GO Bonds,
Series B,
4.000%, due 08/01/31	250,000	251,584
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Refunding, Revenue Bonds
5.000%, due 11/15/32	1,000,000	1,026,348
University of Houston, Refunding, Revenue Bonds,
Series C,
5.000%, due 02/15/29	2,000,000	2,090,507
West Travis County Public Utility Agency, Refunding, Revenue Bonds, BAM
5.000%, due 08/15/30	1,000,000	1,056,501
		25,390,839
Virginia—1.6%
Hampton Roads Transportation Accountability Commission Senior Lien, Revenue Bonds,
Series A,
5.000%, due 07/01/26	1,000,000	1,049,214
Virginia College Building Authority, 21st Century College, Revenue Bonds
5.000%, due 02/01/31	1,825,000	1,929,327
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds
5.000%, due 12/31/42	1,000,000	981,894
		3,960,435
Washington—3.8%
Energy Northwest,
Series A,
5.000%, due 07/01/35	1,250,000	1,352,147
Grant County Public Utility District No. 2 Electric, Refunding, Revenue Bonds,
Series R,
2.000%, due 01/01/44[1]	1,000,000	957,276
Port of Seattle, Intermediate Lien, Revenue Bonds, AMT
5.000%, due 04/01/28	2,500,000	2,598,918
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,955,000	1,985,111
State of Washington, GO Bonds,
Series R-2022-C,
4.000%, due 07/01/36	1,500,000	1,453,699

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(concluded)
Washington—(concluded)
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	979,658	827,794
		9,174,945
Wisconsin—2.0%
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds
5.000%, due 03/01/34	1,500,000	1,542,094
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds
3.700%, due 10/01/46[1]	2,330,000	2,225,629
WPPI Energy, Revenue Bonds,
Series A,
5.000%, due 07/01/32	1,000,000	1,006,623
		4,774,346
Total municipal bonds (cost—$258,151,325)		240,002,775

	Number of shares
Short-term investments—0.2%
Investment companies—0.2%
State Street Institutional U.S. Government Money Market Fund, 3.010%[2] (cost—$422,169)	422,169	422,169
Total investments (cost—$258,573,494)—99.0%		240,424,944
Other assets in excess of liabilities—1.0%		2,312,630
Net assets—100.0%		$242,737,574

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	240,002,775	—	240,002,775
Short-term investments	—	422,169	—	422,169
Total	—	240,424,944	—	240,424,944

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2	Rates shown reflect yield at October 31, 2022.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Asset-backed securities—1.0%
Ireland—1.0%
Bluemountain Euro CLO DAC,
Series 2021-2A, Class A,
3 mo. Euribor + 1.000%,
2.378%, due 10/15/35[1,2]	EUR	430,000	399,321
Invesco Euro CLO,
Series 6A, Class A,
3 mo. Euribor + 0.940%,
2.318%, due 07/15/34[1,2]	EUR	621,000	578,795
Neuberger Berman Loan Advisers Euro CLO 2 DAC,
Series 2021-2A, Class A,
3 mo. Euribor + 1.030%,
1.030%, due 04/15/34[1,2]	EUR	480,000	447,822
Rockfield Park CLO DAC,
Series 1A, Class A1,
3 mo. Euribor + 0.900%,
2.278%, due 07/16/34[1,2]	EUR	670,000	625,719
			2,051,657
Netherlands—0.0%†
Bavarian Sky SA,
Series UK3, Class A,
SONIA + 0.620%,
2.806%, due 04/20/28[2,3]	GBP	62,347	71,468
Total asset-backed securities (cost—$2,684,514)			2,123,125

Corporate bonds—23.1%
Australia—1.2%
Westpac Banking Corp.
1.079%, due 04/05/27[3]	EUR	2,950,000	2,668,204

Brazil—0.1%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[1]	USD	429,000	345,345

Canada—2.9%
Bank of Montreal
0.125%, due 01/26/27[3]	EUR	3,100,000	2,706,355
Emera U.S. Finance LP
2.639%, due 06/15/31	USD	360,000	276,065
Fortis,Inc.
3.055%, due 10/04/26	USD	926,000	834,616

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Corporate bonds—(continued)
Canada—(concluded)
Toronto-Dominion Bank
0.864%, due 03/24/27[3]	EUR	2,950,000	2,650,210
			6,467,246
China—0.1%
NXP BV/NXP Funding LLC/NXP USA,Inc.
3.250%, due 05/11/41	USD	240,000	154,995

Finland—0.4%
Nordea Bank Abp
4.750%, due 09/22/25[1]	USD	935,000	915,912

France—1.1%
BPCE SA
5.700%, due 10/22/23[1]	USD	1,910,000	1,869,531
TotalEnergies SE
(fixed, converts to FRN on 04/04/24),
1.750%, due 04/04/24[3,4]	EUR	625,000	581,103
			2,450,634
Germany—3.6%
Commerzbank AG
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3]	EUR	800,000	724,308
Kreditanstalt fuer Wiederaufbau
0.125%, due 01/09/32[3]	EUR	9,100,000	7,041,845
Volkswagen International Finance NV
(fixed, converts to FRN on 06/17/25),
3.500%, due 06/17/25[3,4]	EUR	100,000	91,914
Volkswagen Leasing GmbH
0.625%, due 07/19/29[3]	EUR	200,000	155,617
			8,013,684
Indonesia—0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, due 05/21/28[3]	USD	202,000	190,486

Ireland—0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.875%, due 01/16/24	USD	160,000	157,041
6.500%, due 07/15/25	USD	150,000	147,658
Avolon Holdings Funding Ltd.
4.250%, due 04/15/26[1]	USD	1,105,000	965,917

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Corporate bonds—(continued)
Ireland—(concluded)
Bank of Ireland Group PLC
(fixed, converts to FRN on 09/16/25),
6.253%, due 09/16/26[1]	USD	310,000	299,029
			1,569,645
Italy—0.5%
Enel Finance International NV
5.000%, due 06/15/32[1]	USD	400,000	334,424
Intesa Sanpaolo SpA
(fixed, converts to FRN on 01/11/27),
7.750%, due 01/11/27[3,4]	EUR	800,000	747,861
			1,082,285
Japan—0.5%
Mitsubishi UFJ Financial Group, Inc.
(fixed, converts to FRN on 09/12/24),
5.063%, due 09/12/25	USD	615,000	606,063
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 09/13/27),
5.414%, due 09/13/28	USD	465,000	448,343
			1,054,406
Supranationals—5.3%
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[1]	EUR	227,000	156,162
4.700%, due 10/22/31[3]	USD	850,000	641,036
European Financial Stability Facility
0.050%, due 10/17/29[3]	EUR	2,800,000	2,289,902
2.375%, due 06/21/32[3]	EUR	2,400,000	2,259,291
European Stability Mechanism
0.750%, due 03/15/27[3]	EUR	4,293,000	3,907,530
European Union
1.625%, due 12/04/29[3]	EUR	2,500,000	2,279,462
			11,533,383
Switzerland—0.1%
Credit Suisse Group AG
(fixed, converts to FRN on 04/01/30),
4.194%, due 04/01/31[1]	USD	270,000	208,508

Taiwan—0.2%
TSMC Arizona Corp.
3.875%, due 04/22/27	USD	410,000	383,436

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Corporate bonds—(continued)
United Kingdom—1.9%
Eversholt Funding PLC
6.359%, due 12/02/25[3]	GBP	301,000	350,980
Gatwick Funding Ltd.
6.125%, due 03/02/26[3]	GBP	100,000	113,801
Heathrow Funding Ltd.
6.450%, due 12/10/31[3]	GBP	350,000	403,066
6.750%, due 12/03/26[3]	GBP	478,000	552,195
HSBC Holdings PLC
(fixed, converts to FRN on 11/03/25),
1.000%, due 11/03/26	USD	800,000	802,214
(fixed, converts to FRN on 05/18/23),
3.950%, due 05/18/24	USD	970,000	954,088
(fixed, converts to FRN on 08/11/27),
5.120%, due 08/11/28	USD	295,000	270,114
NatWest Group PLC
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25	USD	380,000	366,392
NGG Finance PLC
(fixed, converts to FRN on 09/05/27),
2.125%, due 09/05/82[3]	EUR	143,000	113,056
Standard Chartered PLC
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[3]	EUR	200,000	160,884
			4,086,790
United States—4.4%
AES Corp.
1.375%, due 01/15/26	USD	460,000	397,281
Alabama Power Co.
3.750%, due 09/01/27	USD	435,000	408,653
Alexander Funding Trust
1.841%, due 11/15/23[1]	USD	655,000	615,071
American Electric Power Co., Inc.,
Series F,
2.950%, due 12/15/22	USD	400,000	398,768
Apple, Inc.
3.950%, due 08/08/52	USD	185,000	146,853
Bank of America Corp.
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32	USD	230,000	173,521
(fixed, converts to FRN on 12/20/22),
3.004%, due 12/20/23	USD	915,000	911,705

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Corporate bonds—(continued)
United States—(continued)
Citigroup, Inc.
(fixed, converts to FRN on 09/29/25),
5.610%, due 09/29/26	USD	458,000	451,932
Columbia Pipeline Group, Inc.
4.500%, due 06/01/25	USD	730,000	712,574
Comcast Corp.
5.250%, due 11/07/25	USD	640,000	639,827
5.350%, due 11/15/27	USD	380,000	379,829
5.500%, due 11/15/32	USD	170,000	168,926
Continental Resources, Inc.
2.268%, due 11/15/26[1]	USD	260,000	221,039
Edison International
2.950%, due 03/15/23	USD	163,000	161,714
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27	USD	280,000	237,897
5.700%, due 11/01/24	USD	705,000	705,047
Medtronic Global Holdings SCA
1.500%, due 07/02/39	EUR	100,000	66,706
Morgan Stanley
(fixed, converts to FRN on 10/21/24),
1.164%, due 10/21/25	USD	560,000	507,493
(fixed, converts to FRN on 10/16/25),
6.138%, due 10/16/26	USD	465,000	466,399
National Rural Utilities Cooperative Finance Corp.
5.450%, due 10/30/25	USD	198,000	198,898
Raytheon Technologies Corp.
3.950%, due 08/16/25	USD	22,000	21,337
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	USD	280,000	269,835
San Diego Gas & Electric Co.,
Series UUU,
3.320%, due 04/15/50	USD	80,000	53,364
Southern Co. Gas Capital Corp.,
Series 20-A,
1.750%, due 01/15/31	USD	220,000	161,643
UnitedHealth Group, Inc.
5.000%, due 10/15/24	USD	780,000	780,343
5.350%, due 02/15/33	USD	—	—
Vistra Operations Co. LLC
3.700%, due 01/30/27[1]	USD	209,000	186,856

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Corporate bonds—(concluded)
United States—(concluded)
WEC Energy Group, Inc.
5.000%, due 09/27/25	USD	123,000	122,517
			9,566,028
Total corporate bonds
(cost—$54,507,738)			50,690,987

Mortgage-backed securities—4.7%
Spain—0.6%
Bankinter 10 FTA,
Series 10, Class A2,
3 mo. Euribor + 0.160%,
1.226%, due 06/21/43[2,3]	EUR	712,315	694,563
Fondo de Titulizacion de Activos Santander Hipotecario 2,
Series 2, Class A,
3 mo. Euribor + 0.150%,
1.553%, due 01/18/49[2,3]	EUR	482,014	462,616
			1,157,179
United Kingdom—1.4%
Finsbury Square PLC,
Series 2020-1A, Class A,
SONIA + 0.800%,
2.852%, due 03/16/70	GBP	205,028	233,497
Series 2020-2A, Class A,
SONIA + 1.300%,
3.352%, due 06/16/70[1,2]	GBP	160,633	183,387
Gemgarto PLC,
Series 2021-1A, Class A,
SONIA + 0.590%,
2.642%, due 12/16/67[1,2]	GBP	469,551	526,713
Lanark Master Issuer PLC,
Series 2020-1A, Class 2A,
SONIA + 0.570%,
2.495%, due 12/22/69[1,2]	GBP	399,750	456,964
Silverstone Master Issuer PLC,
Series 2020-1A, Class 1A,
SONIA + 0.470%,
2.655%, due 01/21/70[1,2]	GBP	630,000	721,360
Series 2022-1A, Class 1A,
SOFR + 0.380%,
3.413%, due 01/21/70[1,2]	USD	280,000	278,230

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)		Value ($)
Mortgage-backed securities—(continued)
United Kingdom—(concluded)
Series 2022-1A, Class 2A,
SONIA + 0.290%,
2.475%, due 01/21/70[1,2]	GBP	600,000	672,139
			3,072,290
United States—2.7%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.466%, due 12/25/59[1,5]	USD	107,214	99,221
BANK,
Series 2019-BN19, Class A3,
3.183%, due 08/15/61	USD	870,000	744,556
Series 2019-BN24, Class A3,
2.960%, due 11/15/62	USD	440,000	368,505
BX Trust,
Series 2021-LBA, Class AJV,
1 mo. USD LIBOR + 0.800%,
4.213%, due 02/15/36[1,2]	USD	761,148	715,005
CCUBS Commercial Mortgage Trust,
Series 2017-C1, Class C,
4.438%, due 11/15/50[5]	USD	360,000	301,945
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class B,
4.574%, due 09/10/58[5]	USD	470,000	436,124
COMM Mortgage Trust,
Series 2014-UBS4, Class A5,
3.694%, due 08/10/47	USD	810,000	777,903
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class C,
4.920%, due 01/15/49[5]	USD	320,000	280,617
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3,
3.119%, due 05/10/50	USD	979,640	924,347
Series 2017-GS6, Class C,
4.322%, due 05/10/50[5]	USD	350,000	298,405
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class C,
4.156%, due 10/15/50[5]	USD	140,065	118,182
OBX Trust,
Series 2020-EXP1, Class 2A1,
1 mo. USD LIBOR + 0.750%,
4.336%, due 02/25/60[1,2]	USD	104,017	99,937

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)		Value ($)
Mortgage-backed securities—(concluded)
United States—(concluded)
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1,
2.275%, due 02/25/50[1,5]	USD	19,330	19,145
UBS Commercial Mortgage Trust,
Series 2018-C11, Class B,
4.713%, due 06/15/51[5]	USD	440,000	385,229
Verus Securitization Trust,
Series 2020-1, Class A1,
2.417%, due 01/25/60[1,6]	USD	89,640	84,321
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class C,
3.910%, due 05/15/45[5]	USD	300,000	290,284
			5,943,726
Total mortgage-backed securities (cost—$11,716,526)			10,173,195

Non-U.S. government agency obligations—39.0%
Australia—2.9%
Australia Government Bonds
1.250%, due 05/21/32	AUD	10,900,000	5,583,701
3.000%, due 03/21/47[3]	AUD	800,000	424,005
Queensland Treasury Corp.
1.750%, due 08/21/31[3]	AUD	690,000	356,812
			6,364,518
Bermuda—0.4%
Bermuda Government International Bonds
4.750%, due 02/15/29[1]	USD	910,000	862,680

Canada—4.8%
Canada Government Bonds
0.250%, due 03/01/26	CAD	9,900,000	6,495,188
Hydro-Quebec
6.500%, due 02/15/35	CAD	750,000	666,547
Province of British Columbia Canada
2.800%, due 06/18/48	CAD	300,000	166,891
Province of Ontario Canada
2.700%, due 06/02/29	CAD	1,672,000	1,141,184
Province of Quebec Canada
2.300%, due 09/01/29	CAD	1,754,000	1,164,488

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(continued)
Canada—(concluded)
5.000%, due 12/01/41	CAD	1,100,000	866,823
			10,501,121
China—8.2%
China Government Bonds
2.750%, due 02/17/32	CNY	96,000,000	13,183,854
2.760%, due 05/15/32	CNY	10,000,000	1,378,059
4.290%, due 05/22/29[3]	CNY	17,000,000	2,532,576
4.500%, due 05/22/34[3]	CNY	6,000,000	931,983
			18,026,472
Czech Republic—0.3%
Czech Republic Government Bonds
1.750%, due 06/23/32	CZK	21,940,000	621,948

Denmark—0.6%
Denmark Government Bonds
1.500%, due 11/15/23	DKK	10,250,000	1,352,459

France—2.0%
Caisse d'Amortissement de la Dette Sociale
0.450%, due 01/19/32[3]	EUR	2,800,000	2,205,455
0.600%, due 11/25/29[3]	EUR	2,700,000	2,292,384
			4,497,839
Hungary—0.4%
Hungary Government Bonds
3.250%, due 10/22/31	HUF	658,150,000	963,641

Italy—2.4%
Italy Buoni Poliennali Del Tesoro
0.500%, due 02/01/26[3]	EUR	1,550,000	1,402,685
2.500%, due 12/01/32[3]	EUR	4,440,000	3,758,614
			5,161,299
Japan—4.0%
Japan Government Ten Year Bonds
0.100%, due 06/20/29	JPY	290,000,000	1,942,207
0.200%, due 06/20/32	JPY	346,250,000	2,320,046
Japan Government Thirty Year Bonds
1.700%, due 06/20/44	JPY	265,300,000	1,980,504

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)		Value ($)
Non-U.S. government agency obligations—(concluded)
Japan—(concluded)
Japan Government Twenty Year Bonds
0.900%, due 06/20/42	JPY	391,150,000	2,562,895
			8,805,652
Morocco—0.2%
Morocco Government International Bonds
2.375%, due 12/15/27[1]	USD	340,000	278,757
3.000%, due 12/15/32[1]	USD	267,000	191,873
			470,630
Poland—1.2%
Republic of Poland Government Bonds
3.750%, due 05/25/27	PLN	15,000,000	2,583,283

South Korea—1.9%
Korea Treasury Bonds
3.000%, due 09/10/24	KRW	5,964,350,000	4,098,821

Spain—7.2%
Spain Government Bonds
0.700%, due 04/30/32[3]	EUR	3,750,000	2,968,381
2.550%, due 10/31/32[3]	EUR	13,750,000	12,802,560
			15,770,941
United Kingdom—2.5%
United Kingdom Gilt
1.250%, due 07/31/51[3]	GBP	2,950,000	1,960,482
4.250%, due 06/07/32[3]	GBP	2,825,000	3,430,803
			5,391,285
Total non-U.S. government agency obligations (cost—$96,400,555)			85,472,589

U.S. government agency obligations—18.8%
United States—18.8%
FHLMC
2.500%, due 11/01/51	USD	1,105,698	915,277
3.000%, due 09/01/49	USD	1,581,267	1,357,287
3.000%, due 10/01/49	USD	1,424,884	1,223,054
3.000%, due 05/01/50	USD	1,029,308	884,888
FNMA
1.000%, due 05/01/49	USD	2,187,902	2,049,084
1.000%, due 04/01/50	USD	4,896,645	4,227,645

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)		Value ($)
U.S. government agency obligations—(concluded)
United States—(concluded)
1.000%, due 10/01/51	USD	2,346,540	2,104,945
2.500%, due 12/01/51	USD	832,236	688,124
3.000%, due 04/01/50		1,726,275	1,481,697
3.000%, due 08/01/51	USD	2,118,860	1,814,643
3.500%, due 02/01/52	USD	2,782,833	2,473,031
3.500%, due 04/01/52	USD	5,121,532	4,533,541
3.500%, due 05/01/58	USD	1,479,872	1,326,346
4.000%, due 01/01/50	USD	3,665,252	3,392,744
4.500%, due 08/01/52	USD	3,181,469	2,985,803
5.000%, due 08/01/52	USD	1,223,298	1,180,130
GNMA II
4.000%, due 10/20/52	USD	2,810,000	2,586,328
4.500%, due 08/20/52	USD	2,587,494	2,451,286
5.000%, due 09/20/52	USD	1,250,000	1,215,216
GNMA TBA
5.500%	USD	1,200,000	1,192,523
UMBS TBA
5.500%	USD	1,200,000	1,183,208
Total U.S. government agency obligations (cost—$44,376,885)			41,266,800

U.S. Treasury obligations—12.7%
United States—12.7%
U.S. Treasury Bonds
1.750%, due 08/15/41	USD	5,390,000	3,517,817
1.875%, due 11/15/51	USD	2,925,000	1,781,736
2.000%, due 08/15/51	USD	50,000	31,498
2.250%, due 02/15/52	USD	2,960,000	1,985,050
2.375%, due 02/15/42	USD	3,150,000	2,299,992
2.875%, due 05/15/52	USD	4,200,000	3,259,594
3.000%, due 08/15/52	USD	3,290,000	2,634,571
U.S. Treasury Notes
1.875%, due 02/28/27	USD	6,870,000	6,215,203

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount ($)		Value ($)
U.S. Treasury obligations—(concluded)
United States—(concluded)
1.875%, due 02/15/32	USD	7,280,000	6,053,775
Total U.S. Treasury obligations (cost—$34,277,491)			27,779,236

	Number of shares
Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 3.010%[7] (cost—$1,158,459)	1,158,459	1,158,459
Total investments (cost—$245,122,168)—99.8%		218,664,391
Other assets in excess of liabilities—0.2%		452,566
Net assets—100.0%		$219,116,957

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts
Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Interest rate futures buy contracts:
41	EUR	German Euro Buxl 30 Year Futures	December 2022	5,983,953	5,843,540	(140,413)
U.S. Treasury futures buy contracts:
10	USD	U.S. Treasury Note 10 Year Futures	December 2022	1,128,771	1,105,938	(22,833)
16	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2022	1,877,565	1,855,750	(21,815)
Total				8,990,289	8,805,228	(185,061)

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)

Interest rate futures sell contracts:
44	EUR	1 Year Mid-Curve 3 Month Eurodollar Option	December 2022	(5,173,750)	(5,203,609)	(29,859)
164	EUR	Euro BUND 10 Year Futures	December 2022	(22,524,930)	(22,437,380)	87,550
6	JPY	Japan Government Bond 10 Year Futures	December 2022	(5,991,706)	(6,003,026)	(11,320)
U.S. Treasury futures sell contracts:
1	USD	U.S. Long Bond Futures	December 2022	(132,248)	(120,500)	11,748
3	USD	U.S. Treasury Note 2 Year Futures	December 2022	(615,205)	(613,148)	2,057
69	USD	U.S. Treasury Note 5 Year Futures	December 2022	(7,409,208)	(7,354,969)	54,239
2	USD	U.S. Treasury Ultra Bond Futures	December 2022	(253,903)	(255,313)	(1,410)
Total				(42,100,950)	(41,987,945)	113,005
Net unrealized appreciation (depreciation)						(72,056)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	SEK	9,075,286	CHF	821,568	11/22/22	(785)
BB	USD	1,985,384	GBP	1,759,159	11/22/22	33,114
BNP	CNY	1,530,189	USD	211,102	11/22/22	1,198
BNP	CZK	8,455,288	USD	333,812	11/22/22	(7,005)
BNP	EUR	849,413	CZK	21,005,780	11/22/22	6,088
BNP	EUR	2,274,528	GBP	1,988,056	11/22/22	30,166
BNP	EUR	335,333	USD	330,329	11/22/22	(1,532)
BNP	EUR	503,977	USD	505,890	11/22/22	7,133
BNP	GBP	2,006,526	EUR	2,279,164	11/22/22	(46,771)

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	GBP	18,936	USD	21,859	11/22/22	131
BNP	HUF	439,387,458	USD	1,011,802	11/22/22	(42,773)
BNP	USD	300,089	NOK	3,187,922	11/22/22	6,750
BNP	USD	1,375,088	SGD	1,959,115	11/22/22	9,028
BOA	GBP	181,435	USD	201,265	11/22/22	(6,918)
BOA	JPY	28,507,238	USD	191,540	11/22/22	(601)
BOA	USD	7,573	AUD	12,000	11/22/22	107
BOA	USD	217,084	GBP	192,185	11/22/22	3,433
CITI	CAD	2,250,444	USD	1,649,819	11/22/22	(2,232)
CITI	CHF	837,215	GBP	747,293	11/22/22	19,578
CITI	CNY	15,894,998	USD	2,209,213	11/22/22	28,813
CITI	EUR	639,711	GBP	554,278	11/22/22	2,904
CITI	EUR	70,000	USD	69,195	11/22/22	(80)
CITI	GBP	376,062	CHF	413,744	11/22/22	(17,429)
CITI	GBP	563,198	EUR	640,230	11/22/22	(12,626)
CITI	GBP	163,715	USD	181,551	11/22/22	(6,300)
CITI	SGD	1,162,710	USD	815,691	11/22/22	(5,764)
CITI	USD	3,874,737	CHF	3,870,003	11/22/22	(1,651)
CITI	USD	813,423	CNY	5,980,286	11/22/22	6,924
CITI	USD	328,101	ILS	1,159,421	11/22/22	375
CITI	USD	1,243,903	NZD	2,162,249	11/22/22	13,657
CITI	USD	915,802	SEK	10,333,708	11/22/22	21,328
GS	AUD	2,615,946	EUR	1,678,259	11/22/22	(13,359)
GS	CHF	816,602	USD	822,904	11/22/22	5,652
GS	CNY	5,972,610	USD	824,104	11/22/22	4,810
GS	EUR	1,719,338	AUD	2,686,581	11/22/22	17,913

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
GS	NZD	2,971,082	CAD	2,293,200	11/22/22	(44,538)
GS	PLN	11,619,605	USD	2,332,123	11/22/22	(96,558)
GS	USD	1,659,760	EUR	1,681,622	11/22/22	4,445
GS	USD	179,011	HUF	80,770,029	11/22/22	14,845
GS	USD	1,392,327	MXN	28,106,815	11/22/22	21,420
GS	USD	836,589	NZD	1,427,870	11/22/22	(6,143)
GS	USD	142,522	RON	726,166	11/22/22	3,343
GS	USD	825,165	SGD	1,174,742	11/22/22	4,791
GS	USD	1,510,116	THB	57,715,136	11/22/22	8,614
GS	USD	408,594	ZAR	7,442,482	11/22/22	(4,058)
HSBC	EUR	35,000	USD	34,477	11/22/22	(161)
HSBC	GBP	1,655,350	USD	1,916,313	11/22/22	16,928
HSBC	JPY	28,321,282	GBP	170,859	11/22/22	5,160
HSBC	PLN	5,339	USD	1,088	11/22/22	(28)
HSBC	USD	669,912	EUR	680,000	11/22/22	3,046
HSBC	USD	34,461	JPY	5,117,900	11/22/22	34
HSBC	USD	23,156,675	JPY	3,420,288,250	11/22/22	(103,627)
RBC	CAD	5,906,335	USD	4,278,529	11/22/22	(57,310)
RBC	GBP	56,531	USD	63,620	11/22/22	(1,245)
RBC	GBP	991,079	USD	1,145,770	11/22/22	8,585
RBC	USD	244,055	GBP	217,000	11/22/22	4,935
SSC	AUD	5,109,797	USD	3,213,932	11/22/22	(56,401)
SSC	DKK	6,632,332	USD	870,526	11/22/22	(11,102)
SSC	GBP	1,199,747	USD	1,352,809	11/22/22	(23,806)
SSC	USD	50,787	HUF	21,389,875	11/22/22	551
TD	EUR	4,846,770	USD	4,727,527	11/22/22	(69,048)
TD	JPY	872,947,564	USD	5,939,405	11/22/22	55,660
TD	USD	4,441,952	EUR	4,417,848	11/22/22	(69,857)
Net unrealized appreciation (depreciation)						(338,249)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	2,123,125	—	2,123,125
Corporate bonds	—	50,690,987	—	50,690,987
Mortgage-backed securities	—	10,173,195	—	10,173,195
Non-U.S. government agency obligations	—	85,472,589	—	85,472,589
U.S. government agency obligations	—	41,266,800	—	41,266,800
U.S. Treasury obligations	—	27,779,236	—	27,779,236
Short-term investments	—	1,158,459	—	1,158,459
Futures contracts	155,594	—	—	155,594
Forward foreign currency contracts	—	371,459	—	371,459
Total	155,594	219,035,850	—	219,191,444

Liabilities
Futures contracts	(227,650)	—	—	(227,650)
Forward foreign currency contracts	—	(709,708)	—	(709,708)
Total	(227,650)	(709,708)	—	(937,358)

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $13,359,183, represented 6.1% of the Portfolio's net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Perpetual investment. Date shown reflects the next call date.

5	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

6	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

7	Rates shown reflect yield at October 31, 2022.

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—94.5%
Advertising—0.7%
Clear Channel International BV
6.625%, due 08/01/25[2]		200,000	$190,587
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[2]		225,000	202,500
7.500%, due 06/01/29[2]		125,000	98,256
7.750%, due 04/15/28[2]		200,000	163,210
Lamar Media Corp.
3.750%, due 02/15/28		25,000	21,940
4.000%, due 02/15/30		150,000	127,367
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]		125,000	103,125
4.625%, due 03/15/30[2]		200,000	165,442
5.000%, due 08/15/27[2]		225,000	202,547
Summer BC Holdco B SARL
5.750%, due 10/31/26[3]	EUR	400,000	341,798
			1,616,772
Aerospace & defense—1.5%
Bombardier, Inc.
6.000%, due 02/15/28[2]		150,000	133,485
7.125%, due 06/15/26[2]		25,000	23,664
7.500%, due 12/01/24[2]		260,000	258,700
7.500%, due 03/15/25[2]		43,000	42,264
7.875%, due 04/15/27[2]		450,000	427,378
Egmv13793
10.000%, due 04/19/26[4,5]	EUR	87,673	0
Howmet Aerospace, Inc.
5.950%, due 02/01/37		225,000	206,113
Rolls-Royce PLC
1.625%, due 05/09/28[3]	EUR	250,000	184,097
5.750%, due 10/15/27[3]	GBP	150,000	147,927
Spirit AeroSystems, Inc.
4.600%, due 06/15/28		75,000	53,715
5.500%, due 01/15/25[2]		75,000	72,375
7.500%, due 04/15/25[2]		150,000	145,731
TransDigm, Inc.
4.625%, due 01/15/29		400,000	340,612
4.875%, due 05/01/29		175,000	148,795
5.500%, due 11/15/27		850,000	775,370
7.500%, due 03/15/27		150,000	147,807
Triumph Group, Inc.
6.250%, due 09/15/24[2]		50,000	46,224
7.750%, due 08/15/25		75,000	56,819

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Aerospace & defense—(concluded)
8.875%, due 06/01/24[2]	58,000		$58,624
			3,269,700
Agriculture—0.3%
Camposol SA
6.000%, due 02/03/27[2]	300,000		211,462
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]	75,000		72,000
6.000%, due 06/15/30[2]	100,000		96,250
MHP Lux SA
6.250%, due 09/19/29[3]	500,000		227,500
			607,212
Airlines—1.4%
Air France-KLM
1.875%, due 01/16/25[3]	EUR	200,000	175,814
3.875%, due 07/01/26[3]	EUR	400,000	341,421
Allegiant Travel Co.
7.250%, due 08/15/27[2]	50,000		47,002
American Airlines, Inc.
11.750%, due 07/15/25[2]	250,000		273,406
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]	175,000		166,656
5.750%, due 04/20/29[2]	150,000		136,500
Delta Air Lines, Inc.
7.375%, due 01/15/26	75,000		76,574
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750%, due 10/20/28[2]	50,000		46,514
Gol Finance SA
7.000%, due 01/31/25[3]	430,000		182,750
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750%, due 01/20/26[2]	125,000		115,084
International Consolidated Airlines Group SA
1.500%, due 07/04/27[3]	EUR	500,000	360,094
2.750%, due 03/25/25[3]	EUR	100,000	87,212
3.750%, due 03/25/29[3]	EUR	300,000	219,391
Singapore Airlines Ltd.
3.375%, due 01/19/29[3]	200,000		169,776
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[2]	EUR	100,000	91,894
5.625%, due 12/02/24[3]	EUR	400,000	367,576

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Airlines—(concluded)
United Airlines Holdings, Inc.
5.000%, due 02/01/24	25,000		$24,375
United Airlines Pass-Through Trust,
Series 20-1,
5.875%, due 10/15/27	39,519		38,131
United Airlines, Inc.
4.375%, due 04/15/26[2]	50,000		45,633
4.625%, due 04/15/29[2]	125,000		106,911
			3,072,714
Apparel—0.4%
Crocs, Inc.
4.125%, due 08/15/31[2]	50,000		37,871
CT Investment GmbH
5.500%, due 04/15/26[3]	EUR	275,000	223,106
IM Group SAS
6.625%, due 03/01/25[3]	EUR	275,000	261,441
Kontoor Brands, Inc.
4.125%, due 11/15/29[2]	75,000		60,134
Levi Strauss & Co.
3.375%, due 03/15/27	EUR	400,000	359,707
			942,259
Auto manufacturers—1.9%
Allison Transmission, Inc.
4.750%, due 10/01/27[2]	75,000		69,047
Ford Motor Co.
3.250%, due 02/12/32	225,000		168,935
4.750%, due 01/15/43	300,000		208,938
5.291%, due 12/08/46	400,000		296,132
6.100%, due 08/19/32	100,000		91,531
9.625%, due 04/22/30	200,000		223,260
Ford Motor Credit Co. LLC
2.330%, due 11/25/25	EUR	100,000	89,848
2.386%, due 02/17/26	EUR	100,000	89,373
2.700%, due 08/10/26	200,000		173,296
2.748%, due 06/14/24	GBP	300,000	318,237
3.375%, due 11/13/25	200,000		181,442
3.625%, due 06/17/31	600,000		466,605
3.815%, due 11/02/27	200,000		171,790
4.000%, due 11/13/30	200,000		161,756
4.134%, due 08/04/25	200,000		185,960

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
4.535%, due 03/06/25	GBP	150,000	$158,549
5.113%, due 05/03/29	600,000		536,400
Jaguar Land Rover Automotive PLC
5.875%, due 01/15/28[2]	200,000		147,943
7.750%, due 10/15/25[2]	200,000		184,508
Mclaren Finance PLC
7.500%, due 08/01/26[2]	200,000		158,506
TML Holdings Pte Ltd.
5.500%, due 06/03/24[3]	200,000		187,500
			4,269,556
Auto parts & equipment—2.2%
Adient Global Holdings Ltd.
3.500%, due 08/15/24[3]	EUR	175,000	163,432
Clarios Global LP
6.750%, due 05/15/25[2]	42,000		42,021
Clarios Global LP/Clarios U.S. Finance Co.
6.250%, due 05/15/26[2]	25,000		24,187
8.500%, due 05/15/27[2]	25,000		24,500
Cooper-Standard Automotive, Inc.
13.000%, due 06/01/24[2]	50,000		51,203
Dana Financing Luxembourg Sarl
3.000%, due 07/15/29[3]	EUR	275,000	216,082
Dana, Inc.
4.500%, due 02/15/32	25,000		19,115
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]	125,000		109,325
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]	275,000		187,243
Faurecia SE
3.750%, due 06/15/28[3]	EUR	450,000	374,652
Goodyear Europe BV
2.750%, due 08/15/28[3]	EUR	375,000	296,738
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26	75,000		72,239
5.000%, due 07/15/29	150,000		130,072
5.250%, due 04/30/31	25,000		21,036
5.250%, due 07/15/31	350,000		296,520
9.500%, due 05/31/25	125,000		129,904
IHO Verwaltungs GmbH
3.625% Cash or 4.375% PIK,
3.625%, due 05/15/25[3,6]	EUR	725,000	646,057

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
3.750% Cash or 4.500% PIK,
3.750%, due 09/15/26[3,6]	EUR	100,000	$81,911
6.375% Cash or 7.125% PIK,
6.375%, due 05/15/29[2,6]	200,000		170,666
Metalsa S A P I de C.V
3.750%, due 05/04/31[3]	200,000		137,975
Nemak SAB de C.V
2.250%, due 07/20/28[2]	EUR	125,000	87,614
2.250%, due 07/20/28[3]	EUR	325,000	227,798
Schaeffler AG
3.375%, due 10/12/28[3]	EUR	100,000	83,499
Standard Profil Automotive GmbH
6.250%, due 04/30/26[3]	EUR	225,000	128,300
Tenneco, Inc.
5.000%, due 07/15/26	50,000		49,867
7.875%, due 01/15/29[2]	225,000		222,279
TI Automotive Finance PLC
3.750%, due 04/15/29[3]	EUR	375,000	266,377
Titan International, Inc.
7.000%, due 04/30/28	75,000		70,112
ZF Finance GmbH
2.250%, due 05/03/28[3]	EUR	100,000	76,773
2.750%, due 05/25/27[3]	EUR	100,000	82,262
3.000%, due 09/21/25[3]	EUR	100,000	90,795
3.750%, due 09/21/28[3]	EUR	500,000	406,167
			4,986,721
Banks—3.3%
Banco de Bogota SA
5.375%, due 02/19/23[2]	250,000		248,641
6.250%, due 05/12/26[3]	500,000		455,500
Banco de Credito Social Cooperativo SA
(fixed, converts to FRN on 03/09/27),
1.750%, due 03/09/28[3]	EUR	200,000	147,254
Banco de Sabadell SA
1.125%, due 03/27/25[3]	EUR	200,000	179,024
1.750%, due 05/10/24[3]	EUR	100,000	94,209
Banco do Brasil SA
3.250%, due 09/30/26[3]	500,000		444,156
Banco Industrial SA
(fixed, converts to FRN on 01/29/26),
4.875%, due 01/29/31[2]	150,000		135,497

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(continued)
Bangkok Bank PCL
(fixed, converts to FRN on 09/25/29),
3.733%, due 09/25/34[3]	200,000		$148,537
Bank of America Corp.,
Series DD,
(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[7]	175,000		170,635
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[7]	75,000		70,744
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[7]	GBP	200,000	210,438
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24[7]	200,000		188,190
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[3,7]	EUR	400,000	381,464
Citigroup, Inc.
(fixed, converts to FRN on 02/15/23),
5.900%, due 02/15/23[7]	75,000		74,259
Series T,
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[7]	125,000		120,637
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[7]	200,000		160,500
Commerzbank AG
(fixed, converts to FRN on 12/06/27),
6.500%, due 12/06/32[3]	EUR	300,000	282,778
Deutsche Bank AG
(fixed, converts to FRN on 05/19/26),
5.625%, due 05/19/31[3]	EUR	400,000	380,451
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]	400,000		298,560
7.625%, due 05/01/26[2]	75,000		59,253
Goldman Sachs Group, Inc.,
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[7]	75,000		67,618
HDFC Bank Ltd.
(fixed, converts to FRN on 02/25/27),
3.700%, due 08/25/26[3,7]	200,000		159,500
Intesa Sanpaolo SpA
2.925%, due 10/14/30[3]	EUR	250,000	188,702

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Banks—(concluded)
3.928%, due 09/15/26[3]	EUR	500,000	$475,560
Inversiones Atlantida SA
7.500%, due 05/19/26[2]		200,000	179,125
Itau Unibanco Holding SA
2.900%, due 01/24/23[3]		400,000	395,600
JPMorgan Chase & Co.,
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[7]		75,000	66,930
Series S,
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[7]		200,000	200,000
Series U,
(fixed, converts to FRN on 04/30/24),
6.125%, due 04/30/24[7]		150,000	147,678
Kasikornbank PCL
(fixed, converts to FRN on 10/14/25),
5.275%, due 10/14/25[3,7]		200,000	175,264
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]		250,000	243,641
UniCredit SpA
(fixed, converts to FRN on 09/23/24),
2.000%, due 09/23/29[3]	EUR	600,000	528,448
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3]	EUR	325,000	261,800
			7,340,593
Beverages—0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.250%, due 04/27/29[2]		650,000	572,731
Primo Water Holdings, Inc.
3.875%, due 10/31/28[3]	EUR	356,000	297,496
4.375%, due 04/30/29[2]		150,000	125,681
Triton Water Holdings, Inc.
6.250%, due 04/01/29[2]		100,000	75,738
			1,071,646
Biotechnology—0.1%
Grifols Escrow Issuer SA
3.875%, due 10/15/28[3]	EUR	100,000	75,027

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Biotechnology—(concluded)
4.750%, due 10/15/28[2]		200,000	$156,250
			231,277
Building materials—1.7%
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]		250,000	200,050
5.000%, due 03/01/30[2]		100,000	85,883
6.375%, due 06/15/32[2]		200,000	183,940
Cemex SAB de C.V
3.875%, due 07/11/31[2]		200,000	153,000
(fixed, converts to FRN on 09/08/26),
5.125%, due 06/08/26[2,7]		200,000	164,110
5.200%, due 09/17/30[2]		200,000	169,975
5.450%, due 11/19/29[3]		200,000	174,110
5.450%, due 11/19/29[2]		200,000	174,110
Compact Bidco BV
5.750%, due 05/01/26[3]	EUR	225,000	138,329
5.750%, due 05/01/26[2]	EUR	200,000	122,959
Griffon Corp.
5.750%, due 03/01/28		250,000	229,005
James Hardie International Finance DAC
3.625%, due 10/01/26[2]	EUR	150,000	134,525
3.625%, due 10/01/26[3]	EUR	325,000	291,471
JELD-WEN, Inc.
4.625%, due 12/15/25[2]		125,000	103,125
6.250%, due 05/15/25[2]		100,000	93,500
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]		75,000	57,850
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]		125,000	108,750
9.750%, due 07/15/28[2]		150,000	128,747
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500%, due 04/15/30[2]		100,000	84,681
PGT Innovations, Inc.
4.375%, due 10/01/29[2]		125,000	103,669
SRM Escrow Issuer LLC
6.000%, due 11/01/28[2]		275,000	231,000
Standard Industries, Inc.
2.250%, due 11/21/26[2]	EUR	175,000	141,840
2.250%, due 11/21/26[3]	EUR	100,000	81,051
4.375%, due 07/15/30[2]		150,000	121,282
4.750%, due 01/15/28[2]		25,000	21,906

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Building materials—(concluded)
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]		100,000	$91,321
6.500%, due 03/15/27[2]		50,000	47,977
Victoria PLC
3.625%, due 08/24/26[3]	EUR	100,000	76,343
West China Cement Ltd.
4.950%, due 07/08/26[3]		200,000	114,048
			3,828,557
Chemicals—2.6%
ASP Unifrax Holdings, Inc.
7.500%, due 09/30/29[2]		25,000	16,750
Avient Corp.
5.750%, due 05/15/25[2]		150,000	146,838
7.125%, due 08/01/30[2]		125,000	119,534
Braskem Netherlands Finance BV
(fixed, converts to FRN on 01/23/26),
8.500%, due 01/23/81[3]		300,000	285,000
(fixed, converts to FRN on 01/23/26),
8.500%, due 01/23/81[2]		250,000	237,500
Chemours Co.
5.375%, due 05/15/27		25,000	22,386
5.750%, due 11/15/28[2]		25,000	21,238
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	EUR	450,000	355,361
Cornerstone Chemical Co.
6.750%, due 08/15/24[2]		75,000	56,391
Diamond BC BV
4.625%, due 10/01/29[2]		50,000	36,731
Herens Midco Sarl
5.250%, due 05/15/29[3]	EUR	200,000	127,682
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]		100,000	95,206
Iris Holdings, Inc.
8.750% Cash or 9.500% PIK,
8.750%, due 02/15/26[2,6]		125,000	109,913
Lune Holdings Sarl
5.625%, due 11/15/28[3]	EUR	325,000	244,258
Methanex Corp.
5.125%, due 10/15/27		75,000	68,400
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]		100,000	86,875

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(concluded)
Monitchem HoldCo 2 SA
9.500%, due 09/15/26[3]	EUR	225,000	$202,889
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]		50,000	40,777
5.000%, due 05/01/25[2]		50,000	47,619
5.250%, due 06/01/27[2]		150,000	133,887
OCP SA
3.750%, due 06/23/31[2]		200,000	148,225
6.875%, due 04/25/44[3]		500,000	391,187
Olin Corp.
5.000%, due 02/01/30		75,000	67,875
5.625%, due 08/01/29		250,000	234,950
Olympus Water U.S. Holding Corp.
3.875%, due 10/01/28[3]	EUR	100,000	73,709
5.375%, due 10/01/29[3]	EUR	175,000	121,530
6.250%, due 10/01/29[2]		200,000	138,491
Polar US Borrower LLC/Schenectady International Group, Inc.
6.750%, due 05/15/26[2]		125,000	59,672
Sasol Financing USA LLC
5.500%, due 03/18/31		300,000	224,119
5.875%, due 03/27/24		300,000	291,375
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]		150,000	130,199
6.625%, due 05/01/29[2]		175,000	140,463
SCIL IV LLC/SCIL USA Holdings LLC
5.375%, due 11/01/26[2]		200,000	158,986
SPCM SA
2.625%, due 02/01/29[3]	EUR	325,000	247,232
3.125%, due 03/15/27[2]		200,000	175,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.125%, due 04/01/29[2]		240,000	136,200
5.375%, due 09/01/25[2]		250,000	193,437
Tronox, Inc.
4.625%, due 03/15/29[2]		175,000	135,151
WR Grace Holdings LLC
4.875%, due 06/15/27[2]		125,000	109,375
5.625%, due 08/15/29[2]		125,000	96,622
			5,729,783
Coal—0.1%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[4,5,8]		550,000	5,500

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Coal—(concluded)
Indika Energy Capital IV Pte Ltd.
8.250%, due 10/22/25[2]		300,000	$282,000
Murray Energy Corp.
0.000%, due 04/15/24[2,4,5,9]		1,268,693	0
			287,500
Commercial services—4.0%
ADT Security Corp.
4.125%, due 08/01/29[2]		100,000	85,751
4.875%, due 07/15/32[2]		150,000	127,624
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]		131,000	119,537
Ahern Rentals, Inc.
7.375%, due 05/15/23[2]		325,000	227,331
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]		200,000	138,860
6.625%, due 07/15/26[2]		300,000	286,512
9.750%, due 07/15/27[2]		275,000	239,088
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.625%, due 06/01/28[2]	EUR	250,000	197,136
4.625%, due 06/01/28[2]		200,000	163,532
Alta Equipment Group, Inc.
5.625%, due 04/15/26[2]		50,000	43,185
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]		625,000	537,799
4.625%, due 10/01/27[2]		50,000	46,779
APi Group DE, Inc.
4.125%, due 07/15/29[2]		175,000	140,348
APX Group, Inc.
5.750%, due 07/15/29[2]		50,000	39,368
Arena Luxembourg Finance Sarl
1.875%, due 02/01/28[2]	EUR	100,000	75,354
1.875%, due 02/01/28[3]	EUR	125,000	94,193
ASGN, Inc.
4.625%, due 05/15/28[2]		250,000	222,307
Atlantia SpA
1.875%, due 02/12/28[3]	EUR	300,000	234,119
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750%, due 04/01/28[2]		50,000	43,926
5.375%, due 03/01/29[2]		250,000	216,569
5.750%, due 07/15/27[2]		25,000	23,000

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
BCP V Modular Services Finance II PLC
4.750%, due 11/30/28[2]	EUR	100,000	$81,284
Carriage Services, Inc.
4.250%, due 05/15/29[2]		75,000	57,718
DP World Salaam
(fixed, converts to FRN on 01/01/26),
6.000%, due 10/01/25[3,7]		300,000	289,969
EC Finance PLC
3.000%, due 10/15/26[2]	EUR	175,000	152,298
3.000%, due 10/15/26[3]	EUR	100,000	87,027
eHi Car Services Ltd.
7.000%, due 09/21/26[3]		200,000	96,328
GEO Group, Inc.
6.000%, due 04/15/26		100,000	84,691
Graham Holdings Co.
5.750%, due 06/01/26[2]		175,000	170,625
HealthEquity, Inc.
4.500%, due 10/01/29[2]		75,000	65,531
Hertz Corp.
3.000%, due 01/15/28		50,000	3,500
4.625%, due 12/01/26[2]		25,000	21,313
5.000%, due 12/01/29[2]		125,000	99,019
Kapla Holding SAS
3.375%, due 12/15/26[3]	EUR	250,000	201,394
La Financiere Atalian SASU
4.000%, due 05/15/24[3]	EUR	325,000	302,379
6.625%, due 05/15/25[3]	GBP	100,000	108,373
Metis Merger Sub LLC
6.500%, due 05/15/29[2]		200,000	160,504
Nassa Topco AS
2.875%, due 04/06/24[3]	EUR	275,000	256,830
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]		125,000	109,571
Nexi SpA
1.625%, due 04/30/26[3]	EUR	130,000	114,572
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.000%, due 06/15/29[2]		100,000	71,500
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29[2]		125,000	83,707
Picasso Finance Sub, Inc.
6.125%, due 06/15/25[2]		60,000	59,882

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[2]		50,000	$43,275
5.250%, due 04/15/24[2]		75,000	74,644
6.250%, due 01/15/28[2]		75,000	68,924
PROG Holdings, Inc.
6.000%, due 11/15/29[2]		50,000	40,815
Q-Park Holding I BV
2.000%, due 03/01/27[2]	EUR	100,000	78,072
2.000%, due 03/01/27[3]	EUR	175,000	136,626
RAC Bond Co. PLC
5.250%, due 11/04/27[3]	GBP	100,000	86,172
5.250%, due 11/04/27[2]	GBP	225,000	193,888
Rekeep SpA
7.250%, due 02/01/26[3]	EUR	275,000	238,137
Sabre GLBL, Inc.
7.375%, due 09/01/25[2]		25,000	23,467
9.250%, due 04/15/25[2]		100,000	96,839
Service Corp. International
3.375%, due 08/15/30		75,000	60,542
4.000%, due 05/15/31		175,000	145,239
5.125%, due 06/01/29		100,000	93,146
Techem Verwaltungsgesellschaft 675 mbH
2.000%, due 07/15/25[3]	EUR	450,000	410,036
United Rentals North America, Inc.
3.750%, due 01/15/32		50,000	40,500
3.875%, due 02/15/31		125,000	103,625
4.000%, due 07/15/30		300,000	255,378
4.875%, due 01/15/28		50,000	46,500
5.250%, due 01/15/30		75,000	69,562
5.500%, due 05/15/27		25,000	24,392
Verisure Holding AB
3.875%, due 07/15/26[3]	EUR	150,000	132,262
Verisure Midholding AB
5.250%, due 02/15/29[3]	EUR	275,000	208,254
Verscend Escrow Corp.
9.750%, due 08/15/26[2]		125,000	125,380
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]		100,000	93,247

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(concluded)
Williams Scotsman International, Inc.
4.625%, due 08/15/28[2]		125,000	$112,894
			8,982,149
Computers—1.0%
CA Magnum Holdings
5.375%, due 10/31/26[3]		200,000	167,500
Diebold Nixdorf Dutch Holding BV
9.000%, due 07/15/25[3]	EUR	250,000	187,767
Diebold Nixdorf, Inc.
8.500%, due 04/15/24		50,000	25,095
9.375%, due 07/15/25[2]		100,000	74,370
Exela Intermediate LLC/Exela Finance, Inc.
11.500%, due 07/15/26[2]		182,000	48,230
NCR Corp.
5.000%, due 10/01/28[2]		125,000	105,037
5.125%, due 04/15/29[2]		300,000	251,778
5.250%, due 10/01/30[2]		25,000	20,188
5.750%, due 09/01/27[2]		225,000	217,125
6.125%, due 09/01/29[2]		200,000	190,618
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]		150,000	138,510
8.250%, due 02/01/28[2]		150,000	133,500
Science Applications International Corp.
4.875%, due 04/01/28[2]		200,000	182,099
Seagate HDD Cayman
3.125%, due 07/15/29		200,000	147,886
3.375%, due 07/15/31		25,000	17,844
4.125%, due 01/15/31		150,000	112,800
Vericast Corp.
11.000%, due 09/15/26[2]		126,250	123,883
			2,144,230
Cosmetics & personal care—0.1%
Edgewell Personal Care Co.
4.125%, due 04/01/29[2]		175,000	149,460
5.500%, due 06/01/28[2]		125,000	117,566
			267,026
Distribution & wholesale—0.3%
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[2]		50,000	44,119

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Distribution & wholesale—(concluded)
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]		175,000	$159,853
IAA, Inc.
5.500%, due 06/15/27[2]		125,000	116,975
KAR Auction Services, Inc.
5.125%, due 06/01/25[2]		28,000	26,963
Resideo Funding, Inc.
4.000%, due 09/01/29[2]		50,000	41,000
Univar Solutions USA, Inc.
5.125%, due 12/01/27[2]		225,000	208,125
			597,035
Diversified financial services—3.3%
4finance SA
10.750%, due 10/26/26	EUR	200,000	175,847
AG Issuer LLC
6.250%, due 03/01/28[2]		150,000	139,549
AG TTMT Escrow Issuer LLC
8.625%, due 09/30/27[2]		25,000	25,094
Ally Financial, Inc.,
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[7]		125,000	90,625
B3 SA—Brasil Bolsa Balcao
4.125%, due 09/20/31[3]		200,000	158,537
Bracken MidCo1 PLC
6.750% Cash or 7.500% PIK,
6.750%, due 11/01/27[2,6]	GBP	125,000	101,599
Coinbase Global, Inc.
3.375%, due 10/01/28[2]		75,000	49,021
3.625%, due 10/01/31[2]		75,000	44,410
Credito Real SAB de CV
0.000%, due 02/01/27[3,9]	EUR	275,000	1,359
doValue SpA
3.375%, due 07/31/26[3]	EUR	100,000	81,160
3.375%, due 07/31/26[2]	EUR	150,000	121,740
5.000%, due 08/04/25[2]	EUR	325,000	294,684
Enact Holdings, Inc.
6.500%, due 08/15/25[2]		325,000	320,157
Garfunkelux Holdco 3 SA
7.750%, due 11/01/25[3]	GBP	225,000	183,619

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,6]		339,557	$272,636
International Personal Finance PLC
9.750%, due 11/12/25	EUR	425,000	323,405
Iqera Group SAS
6.500%, due 09/30/24[2]	EUR	100,000	92,114
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]		125,000	110,483
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]		150,000	124,853
Jerrold Finco PLC
4.875%, due 01/15/26[3]	GBP	200,000	188,649
LFS Topco LLC
5.875%, due 10/15/26[2]		50,000	39,071
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]		200,000	169,975
Muthoot Finance Ltd.
4.400%, due 09/02/23[3]		200,000	194,000
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]		75,000	56,080
5.500%, due 08/15/28[2]		100,000	81,111
5.750%, due 11/15/31[2]		50,000	38,356
6.000%, due 01/15/27[2]		75,000	66,750
Navient Corp.
5.000%, due 03/15/27		231,000	194,700
5.500%, due 03/15/29		250,000	198,345
5.625%, due 08/01/33		150,000	105,689
6.125%, due 03/25/24		375,000	368,049
6.750%, due 06/25/25		125,000	119,654
6.750%, due 06/15/26		200,000	188,750
Newday Bondco PLC
7.375%, due 02/01/24[3]	GBP	225,000	230,292
NFP Corp.
4.875%, due 08/15/28[2]		300,000	258,813
OneMain Finance Corp.
5.375%, due 11/15/29		25,000	20,500
6.625%, due 01/15/28		25,000	22,711
6.875%, due 03/15/25		100,000	97,000
7.125%, due 03/15/26		400,000	385,200
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]		175,000	132,562

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
5.750%, due 09/15/31[2]		75,000	$56,475
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]		75,000	65,250
Radian Group, Inc.
4.500%, due 10/01/24		200,000	189,324
4.875%, due 03/15/27		150,000	132,718
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
3.875%, due 03/01/31[2]		50,000	37,175
4.000%, due 10/15/33[2]		275,000	192,079
Shriram Transport Finance Co. Ltd.
4.150%, due 07/18/25[3]		200,000	173,100
5.100%, due 07/16/23[3]		200,000	195,000
SLM Corp.
3.125%, due 11/02/26		175,000	153,487
VistaJet Malta Finance PLC/XO Management Holding, Inc.
6.375%, due 02/01/30[2]		125,000	103,793
7.875%, due 05/01/27[2]		125,000	112,681
World Acceptance Corp.
7.000%, due 11/01/26[2]		125,000	78,203
			7,356,434
Electric—2.4%
Adani Green Energy Ltd.
4.375%, due 09/08/24[3]		300,000	223,500
AES Andres BV
5.700%, due 05/04/28[2]		400,000	319,000
Calpine Corp.
4.500%, due 02/15/28[2]		175,000	157,271
5.000%, due 02/01/31[2]		25,000	21,123
5.125%, due 03/15/28[2]		325,000	288,150
Centrais Eletricas Brasileiras SA
3.625%, due 02/04/25[2]		200,000	187,425
Clean Renewable Power Mauritius Pte Ltd.
4.250%, due 03/25/27[2]		191,000	147,070
4.250%, due 03/25/27[3]		191,000	147,070
Clearway Energy Operating LLC
3.750%, due 01/15/32[2]		50,000	39,612
4.750%, due 03/15/28[2]		50,000	46,185
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[3]	EUR	200,000	145,450
3.125%, due 01/01/28[2]	EUR	100,000	72,725
Drax Finco PLC
6.625%, due 11/01/25[2]		200,000	186,000

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Electricite de France SA
(fixed, converts to FRN on 01/22/26),
5.000%, due 01/22/26[3,7]	EUR	300,000	$252,004
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[3]		400,000	358,125
6.750%, due 08/06/23[3]		410,000	400,006
FirstEnergy Corp.,
Series C,
5.350%, due 07/15/47[10]		43,000	35,478
Instituto Costarricense de Electricidad
6.375%, due 05/15/43[3]		200,000	135,312
6.750%, due 10/07/31[2]		300,000	262,369
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]		200,000	168,100
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]		50,000	40,500
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]		375,000	259,875
NextEra Energy Operating Partners LP
3.875%, due 10/15/26[2]		125,000	115,869
NRG Energy, Inc.
3.375%, due 02/15/29[2]		125,000	104,121
3.625%, due 02/15/31[2]		75,000	59,683
3.875%, due 02/15/32[2]		50,000	39,422
6.625%, due 01/15/27		46,000	46,021
Pacific Gas and Electric Co.
4.550%, due 07/01/30		50,000	43,793
PG&E Corp.
5.000%, due 07/01/28		175,000	157,727
RRI Energy, Inc.
3.000%, due 06/15/17[4,5,8]		75,000	0
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 04/25/24),
6.500%, due 04/25/24[3,7]		200,000	135,412
Star Energy Geothermal Wayang Windu Ltd.
6.750%, due 04/24/33[3]		202,700	179,301
Talen Energy Supply LLC
0.000%, due 05/15/27[2,9]		25,000	25,389
0.000%, due 01/15/28[2,9]		100,000	100,689
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,7]		150,000	132,691

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
Vistra Operations Co. LLC
4.375%, due 05/01/29[2]		50,000	$42,764
5.500%, due 09/01/26[2]		350,000	336,000
			5,411,232
Electrical components & equipment—0.2%
Belden, Inc.
3.375%, due 07/15/27[3]	EUR	350,000	310,365
Energizer Holdings, Inc.
6.500%, due 12/31/27[2]		50,000	45,748
Senvion Holding GmbH
3.875%, due 10/25/22[3,9]	EUR	400,000	2,003
WESCO Distribution, Inc.
7.250%, due 06/15/28[2]		150,000	152,169
			510,285
Electronics—0.6%
Coherent Corp.
5.000%, due 12/15/29[2]		100,000	85,788
Imola Merger Corp.
4.750%, due 05/15/29[2]		700,000	603,540
Likewize Corp.
9.750%, due 10/15/25[2]		75,000	67,856
Sensata Technologies BV
4.000%, due 04/15/29[2]		400,000	336,880
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]		75,000	59,719
TTM Technologies, Inc.
4.000%, due 03/01/29[2]		200,000	167,028
			1,320,811
Energy-Alternate Sources—0.6%
Azure Power Solar Energy Pvt Ltd.
5.650%, due 12/24/24[2]		300,000	243,000
Continuum Energy Levanter Pte Ltd.
4.500%, due 02/09/27[2]		193,500	152,865
Cullinan Holdco Scsp
4.625%, due 10/15/26[2]	EUR	100,000	81,867
4.625%, due 10/15/26[3]	EUR	275,000	225,133
Greenko Power II Ltd.
4.300%, due 12/13/28[2]		244,375	186,336

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Energy-Alternate Sources—(concluded)
ReNew Power Pvt Ltd.
5.875%, due 03/05/27[2]		300,000	$267,806
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]		125,000	112,344
5.000%, due 01/31/28[2]		50,000	46,318
			1,315,669
Engineering & construction—1.0%
Aeropuertos Argentina 2000 SA
8.500%, due 08/01/31[2]		172,957	124,853
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[3]		810,000	709,357
Arcosa, Inc.
4.375%, due 04/15/29[2]		50,000	43,107
Cellnex Finance Co. SA
2.250%, due 04/12/26[3]	EUR	300,000	269,920
GMR Hyderabad International Airport Ltd.
4.750%, due 02/02/26[2]		300,000	262,462
OHL Operaciones SA
5.100% Cash or 1.500% PIK,
6.600%, due 03/31/26[3,6]	EUR	106,920	84,953
5.100% Cash or 1.500% PIK,
9.750%, due 03/31/26[2,6]	EUR	198,565	157,771
Sarens Finance Co., NV
5.750%, due 02/21/27[3]	EUR	238,000	174,286
Summit Digitel Infrastructure Ltd.
2.875%, due 08/12/31[3]		200,000	137,704
TopBuild Corp.
4.125%, due 02/15/32[2]		75,000	58,723
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]		200,000	161,092
			2,184,228
Entertainment—3.3%
888 Acquisitions Ltd.
7.558%, due 07/15/27[2]	EUR	275,000	232,430
Affinity Gaming
6.875%, due 12/15/27[2]		150,000	125,213
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500%, due 02/15/28[2]		75,000	30,394
Allwyn International AS
3.875%, due 02/15/27[3]	EUR	100,000	84,495

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
4.125%, due 11/20/24[3]	EUR	403,000	$382,334
AMC Entertainment Holdings,Inc.
5.875%, due 11/15/26		25,000	9,334
10.000%, due 06/15/26[2]		674,932	357,714
Boyne USA,Inc.
4.750%, due 05/15/29[2]		150,000	131,250
Caesars Entertainment,Inc.
4.625%, due 10/15/29[2]		500,000	400,000
6.250%, due 07/01/25[2]		50,000	48,787
8.125%, due 07/01/27[2]		75,000	72,937
Caesars Resort Collection LLC/CRC Finco,Inc.
5.750%, due 07/01/25[2]		100,000	97,678
CDI Escrow Issuer,Inc.
5.750%, due 04/01/30[2]		175,000	157,939
Cedar Fair LP
5.250%, due 07/15/29		102,000	89,761
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
6.500%, due 10/01/28		200,000	187,401
Churchill Downs,Inc.
4.750%, due 01/15/28[2]		75,000	66,279
5.500%, due 04/01/27[2]		150,000	143,367
Cinemark USA,Inc.
5.250%, due 07/15/28[2]		300,000	227,756
5.875%, due 03/15/26[2]		125,000	105,226
Cirsa Finance International Sarl
6.250%, due 12/20/23[3]	EUR	212,293	209,246
Codere Finance 2 Luxembourg SA
8.000% Cash or 3.000% PIK,
8.000%, due 09/30/26[2,6]	EUR	61,563	56,581
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[3,6]	EUR	99,070	91,052
2.000% Cash or 10.750% PIK,
12.750%, due 11/30/27[3,6]	EUR	97,823	77,339
Everi Holdings,Inc.
5.000%, due 07/15/29[2]		100,000	87,125
Gamma Bidco SpA
6.250%, due 07/15/25[3]	EUR	150,000	140,266
Golden Entertainment,Inc.
7.625%, due 04/15/26[2]		325,000	319,312
Inter Media and Communication SpA
6.750%, due 02/09/27[2]	EUR	100,000	92,797
6.750%, due 02/09/27[3]	EUR	150,000	139,195

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
International Game Technology PLC
4.125%, due 04/15/26[2]		200,000	$185,600
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[3]	EUR	675,000	598,360
Jacobs Entertainment,Inc.
6.750%, due 02/15/29[2]		225,000	198,376
Live Nation Entertainment,Inc.
3.750%, due 01/15/28[2]		75,000	65,269
4.750%, due 10/15/27[2]		50,000	44,496
4.875%, due 11/01/24[2]		75,000	72,844
5.625%, due 03/15/26[2]		225,000	214,875
Lottomatica SpA
9.750%, due 09/30/27[2]	EUR	150,000	150,317
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]		125,000	105,705
Mohegan Gaming & Entertainment
7.875%, due 10/15/24[2]		100,000	100,760
8.000%, due 02/01/26[2]		175,000	147,618
Motion Bondco DAC
6.625%, due 11/15/27[2]		200,000	167,316
Penn Entertainment,Inc.
4.125%, due 07/01/29[2]		225,000	177,488
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]		225,000	166,500
5.875%, due 09/01/31[2]		125,000	88,578
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.875%, due 11/01/26[2]		75,000	66,188
Scientific Games Holdings LP/Scientific Games U.S. FinCo,Inc.
6.625%, due 03/01/30[2]		50,000	42,969
Scientific Games International,Inc.
7.000%, due 05/15/28[2]		250,000	241,932
7.250%, due 11/15/29[2]		75,000	72,503
8.625%, due 07/01/25[2]		25,000	25,684
SeaWorld Parks & Entertainment,Inc.
5.250%, due 08/15/29[2]		250,000	215,036
Six Flags Entertainment Corp.
5.500%, due 04/15/27[2]		25,000	22,500

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(concluded)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]		125,000	$99,433
			7,433,555
Environmental control—0.1%
Covanta Holding Corp.
5.000%, due 09/01/30		100,000	83,282
Madison IAQ LLC
5.875%, due 06/30/29[2]		100,000	68,500
			151,782
Food—2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]		75,000	67,306
3.500%, due 03/15/29[2]		25,000	20,688
4.625%, due 01/15/27[2]		175,000	162,174
4.875%, due 02/15/30[2]		75,000	66,563
5.875%, due 02/15/28[2]		125,000	116,875
Bellis Acquisition Co. PLC
3.250%, due 02/16/26[3]	GBP	400,000	372,671
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]		100,000	73,924
Casino Guichard Perrachon SA
4.498%, due 03/07/24[3,10]	EUR	100,000	75,789
5.250%, due 04/15/27[3]	EUR	100,000	43,483
Darling Global Finance BV
3.625%, due 05/15/26[3]	EUR	200,000	188,262
Grupo KUO SAB De CV
5.750%, due 07/07/27[3]		400,000	341,000
Indofood CBP Sukses Makmur Tbk PT
3.541%, due 04/27/32[3]		200,000	145,022
Ingles Markets,Inc.
4.000%, due 06/15/31[2]		175,000	145,327
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,Inc.
5.500%, due 01/15/30[2]		150,000	136,734
Lamb Weston Holdings,Inc.
4.125%, due 01/31/30[2]		100,000	87,297
4.375%, due 01/31/32[2]		100,000	85,875
MARB BondCo PLC
3.950%, due 01/29/31[3]		400,000	294,000
Minerva Luxembourg SA
4.375%, due 03/18/31[3]		250,000	189,375

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food—(concluded)
4.375%, due 03/18/31[2]		250,000	$189,375
Nathan's Famous,Inc.
6.625%, due 11/01/25[2]		110,000	109,203
NBM US Holdings,Inc.
7.000%, due 05/14/26[3]		500,000	482,125
Performance Food Group,Inc.
4.250%, due 08/01/29[2]		125,000	105,897
5.500%, due 10/15/27[2]		100,000	94,522
Post Holdings,Inc.
4.500%, due 09/15/31[2]		400,000	330,880
5.500%, due 12/15/29[2]		75,000	67,494
5.625%, due 01/15/28[2]		25,000	23,373
Premier Foods Finance PLC
3.500%, due 10/15/26[3]	GBP	450,000	420,589
Quatrim SASU
5.875%, due 01/15/24[3]	EUR	100,000	95,737
Rallye SA,
Series COFP,
5.520%, due 02/28/32[3]	EUR	800,000	86,966
SEG Holding LLC/SEG Finance Corp.
5.625%, due 10/15/28[2]		250,000	231,035
Sigma Holdco BV
5.750%, due 05/15/26[3]	EUR	625,000	371,211
Simmons Foods,Inc./Simmons Prepared Foods,Inc./Simmons Pet Food,Inc./Simmons Feed
4.625%, due 03/01/29[2]		175,000	146,026
United Natural Foods,Inc.
6.750%, due 10/15/28[2]		50,000	48,294
US Foods,Inc.
4.750%, due 02/15/29[2]		200,000	177,250
6.250%, due 04/15/25[2]		100,000	99,519
			5,691,861
Food Service—0.2%
Aramark Services,Inc.
5.000%, due 04/01/25[2]		75,000	72,502
5.000%, due 02/01/28[2]		100,000	91,111
6.375%, due 05/01/25[2]		175,000	173,120

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Food Service—(concluded)
TKC Holdings, Inc.
10.500%, due 05/15/29[2]	100,000	$71,007
		407,740
Forest Products & Paper—0.1%
Appcion Esc
9.000%, due 06/01/25[4,5,8]	650,000	6,500
Domtar Corp.
6.750%, due 10/01/28[2]	83,000	70,527
Glatfelter Corp.
4.750%, due 11/15/29[2]	75,000	48,281
Mercer International,Inc.
5.125%, due 02/01/29	150,000	123,188
		248,496
Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	50,000	47,885
5.750%, due 05/20/27	150,000	138,327
		186,212
Hand & machine tools—0.1%
Werner FinCo LP/Werner FinCo,Inc.
8.750%, due 07/15/25[2]	200,000	169,000

Healthcare-products—0.4%
Avantor Funding,Inc.
3.875%, due 11/01/29[2]	150,000	126,571
4.625%, due 07/15/28[2]	275,000	248,520
Medline Borrower LP
3.875%, due 04/01/29[2]	482,000	393,794
5.250%, due 10/01/29[2]	275,000	214,156
		983,041
Healthcare-services—3.1%
Acadia Healthcare Co.,Inc.
5.000%, due 04/15/29[2]	100,000	90,245
5.500%, due 07/01/28[2]	125,000	115,975
AHP Health Partners,Inc.
5.750%, due 07/15/29[2]	75,000	57,375
Air Methods Corp.
8.000%, due 05/15/25[2]	175,000	90,584

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(continued)
Catalent Pharma Solutions,Inc.
2.375%, due 03/01/28[3]	EUR	250,000	$206,500
Centene Corp.
2.450%, due 07/15/28		75,000	61,688
2.500%, due 03/01/31		100,000	76,750
2.625%, due 08/01/31		150,000	114,785
3.000%, due 10/15/30		775,000	623,875
3.375%, due 02/15/30		175,000	145,390
4.250%, due 12/15/27		375,000	345,937
4.625%, due 12/15/29		50,000	45,250
Charles River Laboratories International,Inc.
4.000%, due 03/15/31[2]		82,000	68,981
CHS/Community Health Systems,Inc.
4.750%, due 02/15/31[2]		350,000	234,475
5.250%, due 05/15/30[2]		125,000	86,563
5.625%, due 03/15/27[2]		175,000	139,452
6.000%, due 01/15/29[2]		75,000	55,676
6.125%, due 04/01/30[2]		150,000	61,500
6.875%, due 04/01/28[2]		73,000	27,789
6.875%, due 04/15/29[2]		225,000	90,540
8.000%, due 03/15/26[2]		250,000	215,625
8.000%, due 12/15/27[2]		250,000	202,407
DaVita,Inc.
3.750%, due 02/15/31[2]		275,000	198,833
4.625%, due 06/01/30[2]		325,000	253,378
Encompass Health Corp.
4.750%, due 02/01/30		125,000	106,563
Envision Healthcare Corp.
8.750%, due 10/15/26[2]		200,000	60,000
HCA,Inc.
5.375%, due 09/01/26		75,000	72,941
5.875%, due 02/15/26		50,000	49,517
IQVIA,Inc.
2.250%, due 01/15/28[3]	EUR	300,000	256,137
Legacy LifePoint Health LLC
6.750%, due 04/15/25[2]		100,000	88,500
LifePoint Health,Inc.
5.375%, due 01/15/29[2]		100,000	63,886
ModivCare Escrow Issuer,Inc.
5.000%, due 10/01/29[2]		75,000	63,829
Molina Healthcare,Inc.
3.875%, due 11/15/30[2]		200,000	169,959

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
3.875%, due 05/15/32[2]	300,000	$250,200
4.375%, due 06/15/28[2]	150,000	134,529
Pediatrix Medical Group,Inc.
5.375%, due 02/15/30[2]	50,000	43,000
Prime Healthcare Services,Inc.
7.250%, due 11/01/25[2]	150,000	130,734
Rede D'or Finance Sarl
4.500%, due 01/22/30[3]	364,000	299,162
RP Escrow Issuer LLC
5.250%, due 12/15/25[2]	100,000	74,774
Select Medical Corp.
6.250%, due 08/15/26[2]	150,000	142,985
Tenet Healthcare Corp.
4.250%, due 06/01/29[2]	50,000	42,125
4.375%, due 01/15/30[2]	150,000	125,850
4.625%, due 09/01/24[2]	150,000	144,799
4.875%, due 01/01/26[2]	125,000	118,125
5.125%, due 11/01/27[2]	175,000	161,219
6.125%, due 10/01/28[2]	775,000	670,762
6.125%, due 06/15/30[2]	150,000	138,471
		7,017,640
Holding companies-divers—0.5%
KOC Holding AS
5.250%, due 03/15/23[3]	500,000	495,875
6.500%, due 03/11/25[3]	400,000	374,700
6.500%, due 03/11/25[2]	200,000	187,350
		1,057,925
Home builders—1.3%
Adams Homes,Inc.
7.500%, due 02/15/25[2]	150,000	121,357
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]	75,000	56,344
4.625%, due 04/01/30[2]	150,000	111,316
6.625%, due 01/15/28[2]	100,000	84,907
Beazer Homes USA,Inc.
5.875%, due 10/15/27	50,000	42,000
6.750%, due 03/15/25	225,000	207,012
7.250%, due 10/15/29	100,000	82,750
Brookfield Residential Properties,Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]	25,000	19,223

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Home builders—(concluded)
5.000%, due 06/15/29[2]		125,000	$94,154
Century Communities,Inc.
3.875%, due 08/15/29[2]		75,000	59,066
Empire Communities Corp.
7.000%, due 12/15/25[2]		125,000	107,753
Forestar Group,Inc.
3.850%, due 05/15/26[2]		100,000	85,122
5.000%, due 03/01/28[2]		175,000	144,425
Installed Building Products,Inc.
5.750%, due 02/01/28[2]		150,000	132,562
KB Home
4.000%, due 06/15/31		125,000	94,687
6.875%, due 06/15/27		100,000	96,722
7.250%, due 07/15/30		75,000	69,281
LGI Homes,Inc.
4.000%, due 07/15/29[2]		25,000	19,170
Maison Finco PLC
6.000%, due 10/31/27[3]	GBP	245,000	196,957
Mattamy Group Corp.
4.625%, due 03/01/30[2]		125,000	97,187
Meritage Homes Corp.
6.000%, due 06/01/25		290,000	281,574
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[2]		100,000	84,349
4.750%, due 04/01/29[2]		125,000	101,902
STL Holding Co. LLC
7.500%, due 02/15/26[2]		125,000	108,920
Thor Industries,Inc.
4.000%, due 10/15/29[2]		75,000	60,659
Tri Pointe Homes,Inc.
5.700%, due 06/15/28		75,000	64,979
Winnebago Industries,Inc.
6.250%, due 07/15/28[2]		200,000	186,111
			2,810,489
Home Furnishings—0.0%†
Tempur Sealy International,Inc.
4.000%, due 04/15/29[2]		125,000	100,521

Household products/wares—0.3%
Central Garden & Pet Co.
4.125%, due 10/15/30		75,000	61,993

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Household products/wares—(concluded)
4.125%, due 04/30/31[2]		100,000	$83,000
Kronos Acquisition Holdings,Inc./KIK Custom Products,Inc.
5.000%, due 12/31/26[2]		50,000	45,324
7.000%, due 12/31/27[2]		75,000	63,000
Spectrum Brands,Inc.
4.000%, due 10/01/26[3]	EUR	100,000	83,191
4.000%, due 10/01/26[2]	EUR	325,000	270,369
5.500%, due 07/15/30[2]		50,000	40,138
5.750%, due 07/15/25		5,000	4,933
			651,948
Housewares—0.4%
Newell Brands,Inc.
4.450%, due 04/01/26[10]		400,000	372,220
5.625%, due 04/01/36[10]		225,000	186,952
5.750%, due 04/01/46[10]		50,000	38,475
6.375%, due 09/15/27		75,000	73,294
6.625%, due 09/15/29		75,000	73,313
Scotts Miracle-Gro Co.
4.000%, due 04/01/31		175,000	134,067
4.375%, due 02/01/32		50,000	37,842
			916,163
Insurance—0.6%
Acrisure LLC/Acrisure Finance,Inc.
7.000%, due 11/15/25[2]		375,000	352,462
10.125%, due 08/01/26[2]		25,000	24,775
AssuredPartners,Inc.
5.625%, due 01/15/29[2]		75,000	61,688
7.000%, due 08/15/25[2]		50,000	47,909
BroadStreet Partners,Inc.
5.875%, due 04/15/29[2]		75,000	60,193
HUB International Ltd.
5.625%, due 12/01/29[2]		25,000	21,437
MGIC Investment Corp.
5.250%, due 08/15/28		325,000	294,850
NMI Holdings,Inc.
7.375%, due 06/01/25[2]		175,000	174,832
Sagicor Financial Co. Ltd.
5.300%, due 05/13/28[2]		400,000	365,800
			1,403,946

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Internet—1.4%
Arches Buyer,Inc.
4.250%, due 06/01/28[2]		125,000	$102,545
B2W Digital Lux Sarl
4.375%, due 12/20/30[2]		200,000	136,912
Cogent Communications Group,Inc.
7.000%, due 06/15/27[2]		125,000	118,675
Go Daddy Operating Co. LLC/GD Finance Co.,Inc.
3.500%, due 03/01/29[2]		75,000	62,200
5.250%, due 12/01/27[2]		250,000	234,055
Iliad SA
1.875%, due 02/11/28[3]	EUR	100,000	81,145
2.375%, due 06/17/26[3]	EUR	200,000	179,120
Match Group Holdings II LLC
4.125%, due 08/01/30[2]		100,000	81,701
Match Group Holdings II LLC
4.625%, due 06/01/28[2]		100,000	88,863
5.000%, due 12/15/27[2]		75,000	66,920
MercadoLibre,Inc.
3.125%, due 01/14/31		300,000	215,250
Millennium Escrow Corp.
6.625%, due 08/01/26[2]		100,000	72,000
Netflix,Inc.
5.375%, due 11/15/29[2]		25,000	23,750
5.875%, due 11/15/28		50,000	49,625
6.375%, due 05/15/29		75,000	76,491
Northwest Fiber LLC/Northwest Fiber Finance Sub,Inc.
4.750%, due 04/30/27[2]		50,000	44,947
NortonLifeLock,Inc.
6.750%, due 09/30/27[2]		125,000	123,224
7.125%, due 09/30/30[2]		150,000	147,448
Twitter,Inc.
3.875%, due 12/15/27[2]		50,000	50,438
5.000%, due 03/01/30[2]		225,000	226,234
Uber Technologies,Inc.
4.500%, due 08/15/29[2]		250,000	214,300
6.250%, due 01/15/28[2]		125,000	118,750
7.500%, due 05/15/25[2]		25,000	25,013

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Internet—(concluded)
7.500%, due 09/15/27[2]		250,000	$249,942
8.000%, due 11/01/26[2]		300,000	301,110
United Group BV
3 mo. Euribor + 3.250%,
3.571%, due 02/15/26[2,11]	EUR	100,000	83,606
Ziff Davis,Inc.
4.625%, due 10/15/30[2]		69,000	58,320
			3,232,584
Investment companies—0.6%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]		75,000	54,666
5.250%, due 04/15/29[2]		125,000	107,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29		125,000	104,359
4.750%, due 09/15/24		425,000	413,580
5.250%, due 05/15/27		475,000	437,660
6.250%, due 05/15/26		300,000	288,150
6.375%, due 12/15/25		25,000	24,269
			1,430,184
Iron & steel—1.1%
ABJA Investment Co. Pte Ltd.
5.450%, due 01/24/28[3]		300,000	266,625
ATI,Inc.
4.875%, due 10/01/29		75,000	63,062
5.125%, due 10/01/31		100,000	82,441
5.875%, due 12/01/27		150,000	136,340
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]		175,000	158,979
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]		140,000	131,664
Carpenter Technology Corp.
6.375%, due 07/15/28		200,000	184,761
Cleveland-Cliffs,Inc.
4.875%, due 03/01/31[2,12]		100,000	84,460
5.875%, due 06/01/27		225,000	209,250
6.750%, due 03/15/26[2]		75,000	74,438
Commercial Metals Co.
4.125%, due 01/15/30		50,000	42,010
4.375%, due 03/15/32		50,000	40,768

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(concluded)
CSN Inova Ventures
6.750%, due 01/28/28[3]		250,000	$212,562
JSW Steel Ltd.
5.050%, due 04/05/32[2]		200,000	128,537
Mineral Resources Ltd.
8.000%, due 11/01/27[2]		300,000	295,113
8.125%, due 05/01/27[2]		148,000	147,260
8.500%, due 05/01/30[2]		75,000	73,752
TMS International Corp.
6.250%, due 04/15/29[2]		75,000	52,599
United States Steel Corp.
6.875%, due 03/01/29		10,000	9,177
			2,393,798
IT services—0.1%
Carnelian Holdings LP
5.000%, due 06/30/28[4]		14,852	148,515

Leisure Time—3.4%
Carnival Corp.
5.750%, due 03/01/27[2]		2,600,000	1,801,761
6.000%, due 05/01/29[2]		775,000	514,032
6.650%, due 01/15/28		100,000	63,619
7.625%, due 03/01/26[3]	EUR	450,000	322,416
7.625%, due 03/01/26[2]		500,000	375,975
9.875%, due 08/01/27[2]		25,000	23,313
10.500%, due 02/01/26[2]		150,000	146,994
10.500%, due 06/01/30[2]		225,000	174,375
Carnival Holdings Bermuda Ltd.
10.375%, due 05/01/28		50,000	50,629
Carnival PLC
1.000%, due 10/28/29	EUR	700,000	289,084
Codere New Holdco SA
3.000%, due 11/30/27[3,4]	EUR	121,120	85,583
Deuce Finco PLC
5.500%, due 06/15/27[3]	GBP	200,000	175,223
5.500%, due 06/15/27[2]	GBP	125,000	109,514
Life Time,Inc.
5.750%, due 01/15/26[2]		250,000	232,500
8.000%, due 04/15/26[2]		875,000	762,872
Lindblad Expeditions LLC
6.750%, due 02/15/27[2]		50,000	44,480

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Leisure Time—(concluded)
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]		175,000	$123,322
NCL Corp. Ltd.
3.625%, due 12/15/24[2]		75,000	65,078
5.875%, due 03/15/26[2]		475,000	388,906
5.875%, due 02/15/27[2]		50,000	44,625
7.750%, due 02/15/29[2]		75,000	59,747
NCL Finance Ltd.
6.125%, due 03/15/28[2]		125,000	97,188
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28		150,000	108,750
4.250%, due 07/01/26[2]		75,000	59,629
5.375%, due 07/15/27[2]		600,000	466,390
5.500%, due 08/31/26[2]		75,000	61,320
5.500%, due 04/01/28[2]		175,000	134,750
7.500%, due 10/15/27		50,000	41,450
9.250%, due 01/15/29[2]		75,000	76,125
11.500%, due 06/01/25[2]		25,000	26,924
11.625%, due 08/15/27[2]		75,000	71,921
Viking Cruises Ltd.
5.875%, due 09/15/27[2]		350,000	275,625
6.250%, due 05/15/25[2]		75,000	65,625
Viking Ocean Cruises Ship VII,Ltd.
5.625%, due 02/15/29[2]		75,000	58,465
VOC Escrow Ltd.
5.000%, due 02/15/28[2]		150,000	124,693
			7,522,903
Lodging—1.5%
Accor SA
(fixed, converts to FRN on 04/30/25),
2.625%, due 01/30/25[3,7]	EUR	400,000	300,558
Boyd Gaming Corp.
4.750%, due 12/01/27		50,000	46,066
Fortune Star BVI Ltd.
3.950%, due 10/02/26[3]	EUR	325,000	104,384
6.850%, due 07/02/24[3]		200,000	90,500
Full House Resorts,Inc.
8.250%, due 02/15/28[2]		250,000	217,500
Hilton Domestic Operating Co.,Inc.
3.625%, due 02/15/32[2]		200,000	159,250
3.750%, due 05/01/29[2]		75,000	63,893

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Lodging—(concluded)
4.000%, due 05/01/31[2]		325,000	$271,683
4.875%, due 01/15/30		100,000	89,625
5.375%, due 05/01/25[2]		200,000	197,000
5.750%, due 05/01/28[2]		125,000	120,625
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, due 07/01/31[2]		200,000	163,500
5.000%, due 06/01/29[2]		275,000	235,848
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875%, due 04/01/27		25,000	23,750
MGM China Holdings Ltd.
5.250%, due 06/18/25[3]		200,000	172,500
MGM Resorts International
4.750%, due 10/15/28		325,000	281,785
5.500%, due 04/15/27		75,000	69,079
6.750%, due 05/01/25		100,000	98,723
Sands China Ltd.
5.625%, due 08/08/25[10]		200,000	175,500
Station Casinos LLC
4.625%, due 12/01/31[2]		25,000	19,863
Travel + Leisure Co.
4.625%, due 03/01/30[2]		75,000	60,541
6.625%, due 07/31/26[2]		200,000	194,742
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]		250,000	217,450
			3,374,365
Machinery-construction & mining—0.1%
BWX Technologies,Inc.
4.125%, due 04/15/29[2]		75,000	64,845
Manitowoc Co.,Inc.
9.000%, due 04/01/26[2]		75,000	68,204
Terex Corp.
5.000%, due 05/15/29[2]		150,000	133,807
			266,856
Machinery-diversified—0.4%
Galapagos SA,
5.375% 06/15/2021,
0.000%, due 06/15/21[3,9]	EUR	27,500	136
Husky III Holding Ltd.
13.000% Cash or 13.750% PIK,
13.000%, due 02/15/25[2,6]		75,000	68,533

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Machinery-diversified—(concluded)
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]		25,000	$21,625
Novafives SAS
5.000%, due 06/15/25[3]	EUR	175,000	108,955
OT Merger Corp.
7.875%, due 10/15/29[2]		50,000	32,125
Selecta Group BV
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[2,6]	EUR	203,288	164,737
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[3,6]	EUR	18,527	15,014
10.000%, due 07/01/26[2,6]	EUR	76,813	53,365
9.250% Cash or 10.000% PIK,
10.000%, due 07/01/26[3,6]	EUR	267,908	186,126
Titan Acquisition Ltd./Titan Co-Borrower LLC
7.750%, due 04/15/26[2]		300,000	245,250
			895,866
Media—6.0%
Altice Financing SA
2.250%, due 01/15/25[3]	EUR	325,000	286,686
3.000%, due 01/15/28[3]	EUR	200,000	151,173
5.000%, due 01/15/28[2]		200,000	158,132
AMC Networks, Inc.
4.250%, due 02/15/29		150,000	115,875
Audacy Capital Corp.
6.750%, due 03/31/29[2]		75,000	21,329
Cable Onda SA
4.500%, due 01/30/30[2]		300,000	243,900
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]		325,000	256,750
4.250%, due 01/15/34[2]		525,000	385,875
4.500%, due 05/01/32		700,000	553,000
4.500%, due 06/01/33[2]		675,000	511,860
4.750%, due 03/01/30[2]		325,000	273,130
4.750%, due 02/01/32[2]		950,000	760,045
5.000%, due 02/01/28[2]		200,000	181,000
5.375%, due 06/01/29[2]		50,000	44,669
6.375%, due 09/01/29[2]		250,000	230,371
CSC Holdings LLC
4.500%, due 11/15/31[2]		400,000	311,110
4.625%, due 12/01/30[2]		900,000	647,795

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
5.000%, due 11/15/31[2]		200,000	$142,551
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[2]		250,000	50,000
6.625%, due 08/15/27[2]		125,000	6,094
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875%, due 08/15/27[2]		625,000	562,875
DISH DBS Corp.
5.125%, due 06/01/29		200,000	134,330
5.250%, due 12/01/26[2]		275,000	238,906
5.750%, due 12/01/28[2]		225,000	181,406
5.875%, due 11/15/24		100,000	92,180
7.375%, due 07/01/28		200,000	151,424
GCI LLC
4.750%, due 10/15/28[2]		150,000	126,285
Gray Escrow II, Inc.
5.375%, due 11/15/31[2]		250,000	200,625
Gray Television, Inc.
4.750%, due 10/15/30[2]		350,000	276,500
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]		75,000	65,438
5.250%, due 08/15/27[2]		125,000	113,771
6.375%, due 05/01/26		130,291	124,126
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]		125,000	106,406
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]		125,000	113,894
News Corp.
3.875%, due 05/15/29[2]		275,000	236,362
5.125%, due 02/15/32[2]		200,000	178,500
Nexstar Media, Inc.
4.750%, due 11/01/28[2]		125,000	109,700
5.625%, due 07/15/27[2]		125,000	118,063
RCS & RDS SA
3.250%, due 02/05/28[3]	EUR	400,000	295,190
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]		50,000	40,625
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]		75,000	67,946
Sinclair Television Group, Inc.
4.125%, due 12/01/30[2]		125,000	96,260
5.125%, due 02/15/27[2]		150,000	126,045
5.500%, due 03/01/30[2]		50,000	37,389

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]		275,000	$245,740
3.875%, due 09/01/31[2]		550,000	440,000
4.000%, due 07/15/28[2]		275,000	236,411
5.000%, due 08/01/27[2]		75,000	69,000
5.500%, due 07/01/29[2]		200,000	184,460
Summer BidCo BV
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[3,6]	EUR	219,975	160,600
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[2,6]	EUR	269,148	192,802
TEGNA, Inc.
4.625%, due 03/15/28		175,000	166,577
5.000%, due 09/15/29		100,000	94,810
Univision Communications, Inc.
4.500%, due 05/01/29[2]		475,000	399,893
5.125%, due 02/15/25[2]		50,000	48,313
6.625%, due 06/01/27[2]		100,000	98,750
7.375%, due 06/30/30[2]		150,000	145,125
UPC Broadband Finco BV
4.875%, due 07/15/31[2]		400,000	335,892
UPC Holding BV
3.875%, due 06/15/29[3]	EUR	100,000	79,547
UPCB Finance VII Ltd.
3.625%, due 06/15/29[3]	EUR	250,000	208,681
Videotron Ltd.
3.625%, due 06/15/29[2]		100,000	84,208
Virgin Media Finance PLC
5.000%, due 07/15/30[2]		200,000	160,278
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[3]	GBP	200,000	177,754
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[3]	GBP	200,000	183,201
VZ Vendor Financing II BV
2.875%, due 01/15/29[3]	EUR	150,000	109,325
2.875%, due 01/15/29[2]	EUR	300,000	218,650

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(concluded)
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]		350,000	$314,895
			13,480,503
Metal Fabricate/Hardware—0.1%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]		75,000	69,543
Park-Ohio Industries, Inc.
6.625%, due 04/15/27		175,000	122,500
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]		75,000	65,811
			257,854
Mining—1.7%
Alcoa Nederland Holding BV
4.125%, due 03/31/29[2]		200,000	169,366
Arconic Corp.
6.000%, due 05/15/25[2]		100,000	99,019
6.125%, due 02/15/28[2]		25,000	23,435
China Hongqiao Group Ltd.
6.250%, due 06/08/24[3]		200,000	169,602
Coeur Mining, Inc.
5.125%, due 02/15/29[2]		100,000	77,006
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]		25,000	23,518
Constellium SE
3.125%, due 07/15/29[2]	EUR	175,000	127,858
3.750%, due 04/15/29[2]		250,000	195,500
First Quantum Minerals Ltd.
6.500%, due 03/01/24[2]		600,000	585,300
6.875%, due 10/15/27[2]		200,000	185,212
7.500%, due 04/01/25[3]		400,000	385,200
FMG Resources August 2006 Pty Ltd.
4.375%, due 04/01/31[2]		300,000	238,440
5.875%, due 04/15/30[2]		150,000	134,595
6.125%, due 04/15/32[2]		100,000	87,760
Freeport-McMoRan, Inc.
4.125%, due 03/01/28		50,000	44,841
4.375%, due 08/01/28		275,000	248,114
5.250%, due 09/01/29		100,000	92,977
IAMGOLD Corp.
5.750%, due 10/15/28[2]		100,000	65,250

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Mining—(concluded)
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]		125,000	$109,350
Novelis Corp.
3.250%, due 11/15/26[2]		100,000	87,524
3.875%, due 08/15/31[2]		50,000	38,736
4.750%, due 01/30/30[2]		100,000	84,954
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[3]	EUR	475,000	382,628
Taseko Mines Ltd.
7.000%, due 02/15/26[2]		100,000	83,208
Vedanta Resources Finance II PLC
13.875%, due 01/21/24[2]		200,000	166,850
			3,906,243
Miscellaneous manufacturers—0.1%
FXI Holdings, Inc.
7.875%, due 11/01/24[2]		25,000	21,450
12.250%, due 11/15/26[2]		94,000	81,517
LSB Industries, Inc.
6.250%, due 10/15/28[2]		25,000	22,697
			125,664
Office & business equipment—0.2%
CDW LLC/CDW Finance Corp.
3.250%, due 02/15/29		75,000	61,313
4.125%, due 05/01/25		75,000	71,325
Xerox Holdings Corp.
5.000%, due 08/15/25[2]		175,000	157,995
5.500%, due 08/15/28[2]		150,000	118,500
			409,133
Oil & gas—10.5%
Aethon United BR LP/Aethon United Finance Corp.
8.250%, due 02/15/26[2]		175,000	177,705
Antero Resources Corp.
5.375%, due 03/01/30[2]		25,000	23,108
7.625%, due 02/01/29[2]		49,000	49,980
Apache Corp.
4.750%, due 04/15/43		75,000	56,250
5.100%, due 09/01/40		125,000	101,215
5.350%, due 07/01/49		125,000	96,476

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.250%, due 12/31/28[2]		50,000	$48,250
9.000%, due 11/01/27[2]		150,000	183,000
Athabasca Oil Corp.
9.750%, due 11/01/26[2]		211,000	226,297
Callon Petroleum Co.
7.500%, due 06/15/30[2]		75,000	71,235
8.000%, due 08/01/28[2]		100,000	99,631
8.250%, due 07/15/25		25,000	24,935
Chesapeake Energy Corp.
5.875%, due 02/01/29[2]		175,000	165,340
6.750%, due 04/15/29[2]		200,000	195,895
Chord Energy Corp.
6.375%, due 06/01/26[2]		75,000	73,268
Citgo Holding, Inc.
9.250%, due 08/01/24[2]		200,000	200,185
CITGO Petroleum Corp.
7.000%, due 06/15/25[2]		150,000	147,697
Civitas Resources, Inc.
5.000%, due 10/15/26[2]		225,000	207,099
CNX Resources Corp.
6.000%, due 01/15/29[2]		175,000	163,361
7.250%, due 03/14/27[2]		150,000	148,905
7.375%, due 01/15/31[2]		25,000	24,817
Colgate Energy Partners III LLC
5.875%, due 07/01/29[2]		100,000	93,226
Comstock Resources, Inc.
5.875%, due 01/15/30[2]		200,000	180,484
6.750%, due 03/01/29[2]		125,000	119,687
CrownRock LP/CrownRock Finance, Inc.
5.000%, due 05/01/29[2]		25,000	22,711
5.625%, due 10/15/25[2]		200,000	193,440
Ecopetrol SA
4.625%, due 11/02/31		300,000	206,625
5.375%, due 06/26/26		750,000	680,344
5.875%, due 05/28/45		300,000	182,646
Energean Israel Finance Ltd.
4.875%, due 03/30/26[2,3]		300,000	270,000
5.875%, due 03/30/31[2,3]		75,000	63,375
EnQuest PLC
7.000%, due 10/15/23[3,6]	GBP	249,000	284,125
Ensign Drilling, Inc.
9.250%, due 04/15/24[2]		100,000	90,491

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
EQT Corp.
3.125%, due 05/15/26[2]	50,000	$45,374
3.900%, due 10/01/27	50,000	44,939
7.000%, due 02/01/30[10]	100,000	102,505
Geopark Ltd.
5.500%, due 01/17/27[2]	500,000	403,375
Global Marine, Inc.
7.000%, due 06/01/28	100,000	64,000
Gulfport Energy Corp.
2.000%, due 10/15/24	50,000	63
3.000%, due 05/15/25	100,000	125
3.000%, due 01/15/26	175,000	219
8.000%, due 05/17/26[2]	220,052	219,392
8.000%, due 05/17/26	4,226	4,213
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000%, due 04/15/30[2]	100,000	90,550
6.000%, due 02/01/31[2]	200,000	181,486
6.250%, due 11/01/28[2]	75,000	70,500
6.250%, due 04/15/32[2]	100,000	91,723
Ithaca Energy North Sea PLC
9.000%, due 07/15/26[2]	200,000	197,436
KazMunayGas National Co. JSC
3.500%, due 04/14/33[2]	200,000	135,787
4.750%, due 04/19/27[3]	250,000	216,531
Laredo Petroleum, Inc.
9.500%, due 01/15/25	350,000	350,219
Leviathan Bond Ltd.
6.125%, due 06/30/25[2,3]	75,000	71,344
6.500%, due 06/30/27[2,3]	300,000	281,625
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	175,000	169,975
Matador Resources Co.
5.875%, due 09/15/26	250,000	245,625
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31[3]	200,000	151,820
Medco Laurel Tree Pte Ltd.
6.950%, due 11/12/28[2]	400,000	309,075
MEG Energy Corp.
5.875%, due 02/01/29[2]	175,000	167,064
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	100,000	92,000
Murphy Oil Corp.
5.750%, due 08/15/25	96,000	94,646

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
6.375%, due 07/15/28	150,000	$146,760
Nabors Industries Ltd.
7.250%, due 01/15/26[2]	75,000	72,375
7.500%, due 01/15/28[2]	150,000	139,125
Nabors Industries, Inc.
5.750%, due 02/01/25	250,000	240,625
7.375%, due 05/15/27[2]	100,000	98,247
Noble Finance Co.
11.000% Cash or 15.000% PIK,
11.000%, due 02/15/28[2,6]	2,757	2,964
Northern Oil and Gas, Inc.
8.125%, due 03/01/28[2]	350,000	339,500
Occidental Petroleum Corp.
5.550%, due 03/15/26	325,000	329,875
5.875%, due 09/01/25	150,000	151,125
6.125%, due 01/01/31	25,000	25,066
6.375%, due 09/01/28	25,000	25,374
6.450%, due 09/15/36	100,000	99,198
6.600%, due 03/15/46	300,000	295,285
6.625%, due 09/01/30	475,000	494,026
7.125%, due 10/15/27	50,000	51,125
7.500%, due 05/01/31	400,000	430,000
7.875%, due 09/15/31	150,000	163,246
8.000%, due 07/15/25	75,000	79,171
8.500%, due 07/15/27	175,000	190,269
8.875%, due 07/15/30	25,000	28,375
Ovintiv, Inc.
8.125%, due 09/15/30	125,000	133,915
Parkland Corp.
4.500%, due 10/01/29[2]	250,000	210,495
4.625%, due 05/01/30[2]	100,000	83,182
5.875%, due 07/15/27[2]	150,000	140,932
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28	175,000	159,031
7.250%, due 06/15/25	25,000	24,735
PDC Energy, Inc.
5.750%, due 05/15/26	75,000	71,900
Penn Virginia Holdings LLC
9.250%, due 08/15/26[2]	175,000	172,643
Permian Resources Operating LLC
5.375%, due 01/15/26[2]	150,000	138,562

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Petrobras Global Finance BV
5.093%, due 01/15/30		500,000	$444,687
5.600%, due 01/03/31		170,000	153,884
5.750%, due 02/01/29		275,000	255,963
5.999%, due 01/27/28		200,000	191,800
6.850%, due 06/05/15		200,000	155,750
6.900%, due 03/19/49		125,000	102,625
Petroleos Mexicanos
2.750%, due 04/21/27[3]	EUR	575,000	419,719
3.750%, due 04/16/26[3]	EUR	100,000	81,796
4.625%, due 09/21/23		425,000	414,375
4.750%, due 02/26/29[3]	EUR	275,000	199,037
5.950%, due 01/28/31		300,000	215,550
6.500%, due 03/13/27		510,000	444,465
6.500%, due 06/02/41		1,250,000	778,250
6.625%, due 06/15/35		477,000	328,939
6.750%, due 09/21/47		479,000	288,118
6.875%, due 10/16/25		935,000	889,419
6.950%, due 01/28/60		250,000	149,062
7.690%, due 01/23/50		1,150,000	741,396
Precision Drilling Corp.
6.875%, due 01/15/29[2]		100,000	91,963
7.125%, due 01/15/26[2]		200,000	196,482
Range Resources Corp.
8.250%, due 01/15/29		150,000	155,892
Rockcliff Energy II LLC
5.500%, due 10/15/29[2]		100,000	89,063
Sanchez Energy Corp.
6.125%, due 01/15/23[8]		350,000	1,750
7.750%, due 06/15/21[8]		475,000	2,375
Shelf Drilling Holdings Ltd.
8.250%, due 02/15/25[2]		200,000	168,000
8.875%, due 11/15/24[2]		100,000	98,625
Shelf Drilling North Sea Holdings Ltd.
10.250%, due 10/31/25[2]		100,000	98,500
SM Energy Co.
5.625%, due 06/01/25		200,000	194,282
6.750%, due 09/15/26		100,000	98,500
Southwestern Energy Co.
4.750%, due 02/01/32		100,000	86,320
5.375%, due 02/01/29		125,000	116,562
5.375%, due 03/15/30		100,000	92,500
5.700%, due 01/23/25[10]		34,000	33,414

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
8.375%, due 09/15/28	50,000	$51,719
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[3]	300,000	296,520
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30	175,000	148,822
6.000%, due 04/15/27	150,000	146,970
Talos Production, Inc.
12.000%, due 01/15/26	75,000	79,534
Tap Rock Resources LLC
7.000%, due 10/01/26[2]	200,000	186,732
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	111,497
Transocean Guardian Ltd.
5.875%, due 01/15/24[2]	122,129	118,718
Transocean Poseidon Ltd.
6.875%, due 02/01/27[2]	87,500	83,781
Transocean Sentry Ltd.
5.375%, due 05/15/23[2]	74,735	73,427
Transocean, Inc.
7.250%, due 11/01/25[2]	175,000	154,437
7.500%, due 01/15/26[2]	75,000	63,375
7.500%, due 04/15/31	50,000	32,625
8.000%, due 02/01/27[2]	50,000	40,520
9.350%, due 12/15/41[10]	225,000	146,250
11.500%, due 01/30/27[2]	168,000	168,768
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]	125,000	116,941
YPF SA
6.950%, due 07/21/27[3]	300,000	177,750
8.500%, due 03/23/25[3]	125,000	100,313
9.000%, due 02/12/26[3]	150,000	129,000
		23,417,302
Oil & gas services—0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	175,000	162,733
6.875%, due 04/01/27[2]	75,000	71,438
Bristow Group, Inc.
6.875%, due 03/01/28[2]	175,000	161,983
Enerflex Ltd.
9.000%, due 10/15/27	125,000	121,600

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas services—(concluded)
Nine Energy Service, Inc.
8.750%, due 11/01/23[2]		100,000	$87,241
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26		100,000	95,987
6.875%, due 09/01/27		75,000	71,625
Weatherford International Ltd.
8.625%, due 04/30/30[2]		275,000	259,187
11.000%, due 12/01/24[2]		21,000	21,584
			1,053,378
Packaging & containers—2.1%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[3,6]	EUR	600,000	404,350
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,6]		400,000	287,000
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, due 09/01/29[3]	EUR	300,000	211,683
6.000%, due 06/15/27[2]		200,000	191,914
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, due 08/15/26[3]	EUR	700,000	565,961
4.750%, due 07/15/27[3]	GBP	100,000	74,282
5.250%, due 08/15/27[2]		200,000	140,500
Ball Corp.
1.500%, due 03/15/27	EUR	100,000	85,398
3.125%, due 09/15/31		125,000	95,712
Canpack SA/Canpack US LLC
2.375%, due 11/01/27[3]	EUR	125,000	100,369
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]		25,000	23,735
Crown Americas LLC
5.250%, due 04/01/30[2]		25,000	22,872
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26		50,000	47,856
Graphic Packaging International LLC
2.625%, due 02/01/29[2]	EUR	100,000	80,117
2.625%, due 02/01/29[3]	EUR	100,000	80,117
Guala Closures SpA
3.250%, due 06/15/28[3]	EUR	250,000	199,658
Intelligent Packaging Holdco Issuer LP
9.000% Cash or 9.7500% PIK,
9.000%, due 01/15/26[2,6]		75,000	59,625

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(concluded)
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.000%, due 09/15/28[2]		200,000	$148,788
Kleopatra Finco SARL
4.250%, due 03/01/26[3]	EUR	100,000	81,155
Kleopatra Holdings 2 SCA
6.500%, due 09/01/26[3]	EUR	150,000	94,131
Matthews International Corp.
5.250%, due 12/01/25[2]		75,000	69,000
Mauser Packaging Solutions Holding Co.
4.750%, due 04/15/24[3]	EUR	750,000	693,550
7.250%, due 04/15/25[2]		75,000	67,507
OI European Group BV
2.875%, due 02/15/25[3]	EUR	125,000	115,848
4.750%, due 02/15/30[2]		200,000	168,000
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[2]		100,000	94,500
6.375%, due 08/15/25[2]		25,000	23,313
6.625%, due 05/13/27[2]		38,000	36,289
Sealed Air Corp.
4.000%, due 12/01/27[2]		181,000	161,213
5.000%, due 04/15/29[2]		75,000	68,411
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[2]		25,000	21,527
9.250%, due 08/01/24[2]		125,000	116,586
TriMas Corp.
4.125%, due 04/15/29[2]		150,000	128,833
			4,759,800
Pharmaceuticals—2.7%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]		375,000	162,426
9.250%, due 04/01/26[2]		25,000	14,453
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]		75,000	29,080
5.250%, due 01/30/30[2]		125,000	48,438
5.250%, due 02/15/31[2]		125,000	49,062
6.125%, due 02/01/27[2]		100,000	65,644
7.000%, due 01/15/28[2]		75,000	30,000
7.250%, due 05/30/29[2]		125,000	47,773
9.000%, due 12/15/25[2]		625,000	401,894
BellRing Brands, Inc.
7.000%, due 03/15/30[2]		200,000	188,860

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
0.000%, due 07/31/27[2,9]		215,000	$24,725
0.000%, due 06/30/28[2,9]		279,000	12,555
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
0.000%, due 04/01/29[2,9]		125,000	94,429
Grifols SA
1.625%, due 02/15/25[3]	EUR	150,000	134,935
3.200%, due 05/01/25[3]	EUR	200,000	175,429
Health & Happiness H&H International Holdings Ltd.
5.625%, due 10/24/24[3]		200,000	156,056
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]		200,000	186,701
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]		25,000	18,568
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.000%, due 04/15/25[2]		200,000	179,500
10.000%, due 06/15/29[2]		110,000	61,050
Nidda Healthcare Holding GmbH
3.500%, due 09/30/24[3]	EUR	150,000	138,543
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875%, due 04/30/28[2]	EUR	205,000	170,189
4.125%, due 04/30/28[2]		200,000	176,164
5.125%, due 04/30/31[2]		200,000	169,854
Owens & Minor, Inc.
4.500%, due 03/31/29[2]		125,000	96,795
6.625%, due 04/01/30[2]		100,000	83,130
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2]		125,000	96,495
Par Pharmaceutical, Inc.
0.000%, due 04/01/27[2,9]		398,000	304,236
PRA Health Sciences, Inc.
2.875%, due 07/15/26[2]		200,000	180,248
Prestige Brands, Inc.
3.750%, due 04/01/31[2]		25,000	20,050
5.125%, due 01/15/28[2]		100,000	92,927
Teva Pharmaceutical Finance Netherlands II BV
1.625%, due 10/15/28[3]	EUR	300,000	215,648
1.875%, due 03/31/27[3]	EUR	225,000	180,498
4.375%, due 05/09/30	EUR	600,000	475,953
Teva Pharmaceutical Finance Netherlands III BV
4.100%, due 10/01/46		200,000	119,225
4.750%, due 05/09/27		200,000	175,750
6.000%, due 04/15/24		1,250,000	1,231,250
			6,008,533

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]	25,000	$22,808
5.750%, due 03/01/27[2]	175,000	166,652
7.875%, due 05/15/26[2]	225,000	229,500
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[2]	125,000	123,441
Cheniere Energy Partners LP
3.250%, due 01/31/32	425,000	330,722
4.000%, due 03/01/31	475,000	400,465
Cheniere Energy, Inc.
4.625%, due 10/15/28	100,000	92,250
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]	500,000	443,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.000%, due 02/01/29[2]	300,000	280,530
DCP Midstream Operating LP
5.125%, due 05/15/29	200,000	187,276
5.375%, due 07/15/25	100,000	97,788
5.625%, due 07/15/27	75,000	72,821
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	200,000	192,896
7.125%, due 06/01/28[2]	100,000	89,545
EnLink Midstream LLC
5.375%, due 06/01/29	150,000	138,480
5.625%, due 01/15/28[2]	25,000	23,961
6.500%, due 09/01/30[2]	150,000	147,375
EnLink Midstream Partners LP
4.850%, due 07/15/26	150,000	141,385
5.050%, due 04/01/45	75,000	54,459
5.450%, due 06/01/47	125,000	94,974
5.600%, due 04/01/44	150,000	116,936
EQM Midstream Partners LP
4.500%, due 01/15/29[2]	200,000	170,000
4.750%, due 01/15/31[2]	300,000	250,710
5.500%, due 07/15/28	100,000	89,313
6.000%, due 07/01/25[2]	75,000	72,639
6.500%, due 07/01/27[2]	25,000	24,375
6.500%, due 07/15/48	25,000	19,250

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
7.500%, due 06/01/27[2]	75,000	$74,063
7.500%, due 06/01/30[2]	75,000	72,938
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	25,000	23,973
7.750%, due 02/01/28	25,000	23,844
8.000%, due 01/15/27	50,000	48,402
Harvest Midstream I LP
7.500%, due 09/01/28[2]	250,000	239,680
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	325,000	299,000
5.500%, due 10/15/30[2]	125,000	112,775
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[2]	150,000	135,569
6.375%, due 04/15/27[2]	125,000	120,308
Howard Midstream Energy Partners LLC
6.750%, due 01/15/27[2]	100,000	90,726
ITT Holdings LLC
6.500%, due 08/01/29[2]	150,000	120,526
Kinetik Holdings LP
5.875%, due 06/15/30[2]	125,000	117,272
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	50,000	48,500
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500%, due 02/01/26[2]	300,000	271,392
NuStar Logistics LP
6.000%, due 06/01/26	75,000	72,720
6.375%, due 10/01/30	25,000	23,170
Plains All American Pipeline LP,
Series B,
(fixed, converts to FRN on 11/15/22),
6.125%, due 12/01/22[7]	350,000	290,675
Rockies Express Pipeline LLC
4.800%, due 05/15/30[2]	50,000	42,250
4.950%, due 07/15/29[2]	25,000	21,932
6.875%, due 04/15/40[2]	100,000	81,640
7.500%, due 07/15/38[2]	25,000	21,813
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[2]	125,000	113,152
6.000%, due 09/01/31[2]	100,000	89,014
7.500%, due 10/01/25[2]	25,000	25,249
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000%, due 01/15/32	25,000	20,515
4.875%, due 02/01/31	75,000	66,173

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[3]		150,000	$128,842
6.750%, due 05/02/25[2]		600,000	515,370
Venture Global Calcasieu Pass LLC
3.875%, due 11/01/33[2]		250,000	200,625
Western Midstream Operating LP
4.500%, due 03/01/28		125,000	114,691
4.750%, due 08/15/28		100,000	92,250
5.300%, due 03/01/48		225,000	181,687
5.450%, due 04/01/44		150,000	121,645
5.500%, due 08/15/48		75,000	60,491
			8,157,173
Real estate—1.5%
ADLER Group SA
2.250%, due 01/14/29[3]	EUR	200,000	82,222
Agile Group Holdings Ltd.
(fixed, converts to FRN on 12/04/23),
8.375%, due 12/04/23[3,7]		400,000	67,808
Central Plaza Development Ltd.
(fixed, converts to FRN on 11/14/24),
5.750%, due 11/14/24[3,7]		200,000	114,374
China SCE Group Holdings Ltd.
7.375%, due 04/09/24[3]		600,000	80,363
CIFI Holdings Group Co. Ltd.
5.250%, due 05/13/26[3]		200,000	13,500
Easy Tactic Ltd.
6.500% Cash or 7.500% PIK,
7.500%, due 07/11/28[6]		309,631	24,771
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, due 11/15/25[2]		125,000	103,468
Greenland Global Investment Ltd.
6.750%, due 09/26/23[3]		200,000	18,000
Greystar Real Estate Partners LLC
5.750%, due 12/01/25[2]		100,000	96,655
Howard Hughes Corp.
4.125%, due 02/01/29[2]		125,000	97,691
4.375%, due 02/01/31[2]		25,000	18,785
5.375%, due 08/01/28[2]		375,000	320,792
Kennedy-Wilson, Inc.
4.750%, due 02/01/30		75,000	58,875

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(concluded)
KWG Group Holdings Ltd.
7.400%, due 03/05/24[3]		200,000	$31,000
New Metro Global Ltd.
4.800%, due 12/15/24[3]		200,000	50,100
Pakuwon Jati Tbk PT
4.875%, due 04/29/28[3]		200,000	158,975
Peach Property Finance GmbH
4.375%, due 11/15/25[3]	EUR	550,000	388,629
PHM Group Holding Oy
4.750%, due 06/18/26[2,3]	EUR	275,000	235,080
Realogy Group LLC/Realogy Co-Issuer Corp.
5.750%, due 01/15/29[2]		100,000	71,875
RKPF Overseas 2019 A Ltd.
6.000%, due 09/04/25[3]		250,000	95,000
6.700%, due 09/30/24[3]		300,000	179,681
Ronshine China Holdings Ltd.
0.000%, due 06/09/23[3,9]		300,000	12,000
Samhallsbyggnadsbolaget i Norden AB
1.000%, due 08/12/27[3]	EUR	125,000	78,002
Signa Development Finance SCS
5.500%, due 07/23/26[2]	EUR	200,000	110,882
5.500%, due 07/23/26[3]	EUR	300,000	166,322
Theta Capital Pte Ltd.
8.125%, due 01/22/25[3]		200,000	134,600
Times China Holdings Ltd.
6.200%, due 03/22/26[3]		200,000	11,000
6.750%, due 07/16/23[3]		200,000	21,000
Vivion Investments Sarl
3.000%, due 08/08/24[3]	EUR	200,000	168,991
3.500%, due 11/01/25[3]	EUR	300,000	245,333
Yango Justice International Ltd.
0.000%, due 04/15/23[3,4,9]		200,000	3,000
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[3]		200,000	84,000
6.800%, due 02/27/24[3]		200,000	110,000
			3,452,774
Real estate investment trusts—1.9%
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]		225,000	190,265
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.500%, due 04/01/27[2]		50,000	42,542

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
CTR Partnership LP/CareTrust Capital Corp.
3.875%, due 06/30/28[2]		25,000	$21,086
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[2]		150,000	121,953
3.750%, due 09/15/30[2]		50,000	34,500
6.000%, due 04/15/25[2]		50,000	47,667
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]		350,000	288,645
Iron Mountain, Inc.
4.500%, due 02/15/31[2]		225,000	182,249
4.875%, due 09/15/29[2]		125,000	107,469
5.000%, due 07/15/28[2]		50,000	44,730
5.250%, due 07/15/30[2]		325,000	280,414
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]		100,000	83,986
4.750%, due 06/15/29[2]		50,000	39,798
MPT Operating Partnership LP/MPT Finance Corp.
2.500%, due 03/24/26	GBP	150,000	132,097
3.375%, due 04/24/30	GBP	150,000	107,082
3.500%, due 03/15/31		250,000	171,791
4.625%, due 08/01/29		50,000	39,612
5.000%, due 10/15/27		50,000	42,789
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]		125,000	106,587
5.875%, due 10/01/28[2]		50,000	45,375
7.500%, due 06/01/25[2]		175,000	175,437
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]		100,000	87,750
RLJ Lodging Trust LP
3.750%, due 07/01/26[2]		200,000	182,636
4.000%, due 09/15/29[2]		175,000	146,632
Service Properties Trust
4.350%, due 10/01/24		175,000	160,699
4.375%, due 02/15/30		50,000	35,625
4.750%, due 10/01/26		150,000	121,914
4.950%, due 02/15/27		100,000	80,956
4.950%, due 10/01/29		75,000	54,405
5.250%, due 02/15/26		150,000	129,750
7.500%, due 09/15/25		50,000	48,750
Starwood Property Trust, Inc.
3.750%, due 12/31/24[2]		50,000	46,742

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.875%, due 02/15/25[2]	125,000	$123,751
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]	125,000	102,181
6.500%, due 02/15/29[2]	75,000	53,812
VICI Properties LP/VICI Note Co., Inc.
3.750%, due 02/15/27[2]	50,000	43,806
4.250%, due 12/01/26[2]	175,000	159,402
4.625%, due 12/01/29[2]	200,000	173,908
XHR LP
4.875%, due 06/01/29[2]	75,000	64,702
6.375%, due 08/15/25[2]	125,000	122,502
		4,245,997
Retail—4.2%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[2]	25,000	21,973
4.000%, due 10/15/30[2]	575,000	469,344
4.375%, due 01/15/28[2]	50,000	43,857
Abercrombie & Fitch Management Co.
8.750%, due 07/15/25[2]	125,000	118,131
Alsea SAB de CV
7.750%, due 12/14/26[2]	300,000	282,150
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[2]	100,000	94,487
5.875%, due 04/04/27[3]	200,000	188,975
Arko Corp.
5.125%, due 11/15/29[2]	50,000	39,587
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	15,000	13,004
4.625%, due 11/15/29[2]	50,000	41,125
4.750%, due 03/01/30	25,000	20,481
5.000%, due 02/15/32[2]	50,000	40,313
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]	200,000	178,923
6.750%, due 07/01/36	375,000	309,844
9.375%, due 07/01/25[2]	44,000	45,650
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,6]	100,000	66,224
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[2]	125,000	103,435
4.500%, due 11/15/26[2]	75,000	68,446

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
Carrols Restaurant Group, Inc.
5.875%, due 07/01/29[2]		75,000	$52,688
CEC Entertainment LLC
6.750%, due 05/01/26[2]		50,000	46,768
Douglas GmbH
6.000%, due 04/08/26[3]	EUR	350,000	263,963
Dufry One BV
2.000%, due 02/15/27[3]	EUR	175,000	140,517
2.500%, due 10/15/24[3]	EUR	300,000	283,134
3.375%, due 04/15/28[3]	EUR	150,000	121,820
eG Global Finance PLC
6.750%, due 02/07/25[2]		200,000	180,000
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]		200,000	181,500
5.875%, due 04/01/29[2]		275,000	230,450
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625%, due 01/15/29[2]		100,000	86,970
6.750%, due 01/15/30[2]		175,000	137,375
FirstCash, Inc.
4.625%, due 09/01/28[2]		125,000	107,580
5.625%, due 01/01/30[2]		75,000	66,112
Foodco Bondco SA
6.250%, due 05/15/26[3]	EUR	300,000	213,077
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]		100,000	69,085
Gap, Inc.
3.625%, due 10/01/29[2]		100,000	70,073
3.875%, due 10/01/31[2]		100,000	69,000
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[3]		600,000	593,550
IRB Holding Corp.
7.000%, due 06/15/25[2]		50,000	49,974
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]		75,000	62,267
Kirk Beauty SUN GmbH
8.250%, due 10/01/26[3,6]	EUR	104,500	55,767
LBM Acquisition LLC
6.250%, due 01/15/29[2]		150,000	104,922
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]		250,000	210,880
Lithia Motors, Inc.
3.875%, due 06/01/29[2]		250,000	201,425

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
4.625%, due 12/15/27[2]		150,000	$133,485
Macy's Retail Holdings LLC
4.500%, due 12/15/34		125,000	85,564
5.125%, due 01/15/42		150,000	95,250
5.875%, due 04/01/29[2]		150,000	129,547
5.875%, due 03/15/30[2]		25,000	20,989
6.125%, due 03/15/32[2]		25,000	20,772
6.375%, due 03/15/37		75,000	57,075
Marks & Spencer PLC
4.500%, due 07/10/27[3,10]	GBP	125,000	114,836
6.000%, due 06/12/25[3,10]	GBP	100,000	106,374
Michaels Cos., Inc.
7.875%, due 05/01/29[2]		75,000	41,813
Murphy Oil USA, Inc.
4.750%, due 09/15/29		150,000	135,000
5.625%, due 05/01/27		25,000	23,991
Nordstrom, Inc.
4.375%, due 04/01/30		50,000	38,375
Party City Holdings, Inc.
8.750%, due 02/15/26[2]		50,000	31,625
Patrick Industries, Inc.
4.750%, due 05/01/29[2]		200,000	151,000
7.500%, due 10/15/27[2]		125,000	114,521
PetSmart, Inc./PetSmart Finance Corp.
4.750%, due 02/15/28[2]		250,000	228,222
Punch Finance PLC
6.125%, due 06/30/26[3]	GBP	100,000	99,428
6.125%, due 06/30/26[2]	GBP	125,000	124,284
Rite Aid Corp.
7.500%, due 07/01/25[2]		46,000	32,288
8.000%, due 11/15/26[2]		78,000	50,514
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.500%, due 11/28/25[2]		200,000	174,710
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]		75,000	58,719
4.875%, due 11/15/31[2]		125,000	94,303
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[2]		75,000	60,247
Staples, Inc.
7.500%, due 04/15/26[2]		275,000	238,859
10.750%, due 04/15/27[2]		250,000	182,064
Stonegate Pub Co. Financing 2019 PLC
8.000%, due 07/13/25[3]	GBP	325,000	335,439

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(concluded)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]		75,000	$63,047
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]		125,000	105,954
Victoria's Secret & Co.
4.625%, due 07/15/29[2]		75,000	59,662
Yum! Brands, Inc.
4.750%, due 01/15/30[2]		25,000	22,344
5.375%, due 04/01/32		325,000	290,703
			9,265,850
Savings & loans—0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/17[4,8]		500,000	5,500

Semiconductors—0.1%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]		100,000	98,717
Synaptics, Inc.
4.000%, due 06/15/29[2]		125,000	103,252
			201,969
Software—1.2%
AthenaHealth Group, Inc.
6.500%, due 02/15/30[2]		225,000	175,500
Boxer Parent Co., Inc.
6.500%, due 10/02/25[3]	EUR	100,000	92,547
6.500%, due 10/02/25[2]	EUR	150,000	138,820
7.125%, due 10/02/25[2]		75,000	73,698
9.125%, due 03/01/26[2]		75,000	71,630
Camelot Finance SA
4.500%, due 11/01/26[2]		150,000	140,139
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]		225,000	102,094
Dun & Bradstreet Corp.
5.000%, due 12/15/29[2]		50,000	42,413
Elastic NV
4.125%, due 07/15/29[2]		75,000	62,619
Fair Isaac Corp.
4.000%, due 06/15/28[2]		75,000	67,863
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.625%, due 05/01/28[2]		200,000	154,392

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Software—(concluded)
MSCI, Inc.
3.625%, due 09/01/30[2]		50,000	$41,780
3.625%, due 11/01/31[2]		150,000	123,455
4.000%, due 11/15/29[2]		275,000	238,788
Open Text Corp.
3.875%, due 02/15/28[2]		100,000	85,594
3.875%, due 12/01/29[2]		150,000	118,875
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]		175,000	139,344
4.125%, due 12/01/31[2]		325,000	244,563
Playtika Holding Corp.
4.250%, due 03/15/29[2]		200,000	166,594
Rocket Software, Inc.
6.500%, due 02/15/29[2]		25,000	19,957
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]		250,000	232,448
Twilio, Inc.
3.875%, due 03/15/31		75,000	61,166
			2,594,279
Telecommunications—5.1%
Altice France Holding SA
6.000%, due 02/15/28[2]		400,000	258,668
8.000%, due 05/15/27[3]	EUR	475,000	341,502
10.500%, due 05/15/27[2]		400,000	311,708
Altice France SA
2.125%, due 02/15/25[3]	EUR	150,000	130,497
3.375%, due 01/15/28[3]	EUR	500,000	378,709
5.125%, due 07/15/29[2]		375,000	282,441
5.500%, due 10/15/29[2]		200,000	152,500
5.875%, due 02/01/27[3]	EUR	100,000	85,607
America Movil Sab De CV
5.375%, due 04/04/32[2]		400,000	337,825
Ciena Corp.
4.000%, due 01/31/30[2]		100,000	84,500
CommScope Technologies LLC
6.000%, due 06/15/25[2]		311,000	290,007
CommScope, Inc.
4.750%, due 09/01/29[2]		50,000	42,292
6.000%, due 03/01/26[2]		100,000	96,455
7.125%, due 07/01/28[2]		100,000	84,693
8.250%, due 03/01/27[2]		25,000	22,195

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Digicel Group Holdings Ltd.
7.000%, due 11/16/22[2,6,7]		46,667	$5,133
5.000% Cash or 3.000% PIK,
8.000%, due 04/01/25[2,6]		111,072	37,764
Digicel International Finance Ltd./Digicel International Holdings Ltd.
8.750%, due 05/25/24[3]		200,000	169,580
8.750%, due 05/25/24[2]		60,541	51,282
Embarq Corp.
7.995%, due 06/01/36		250,000	100,530
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]		100,000	87,500
5.875%, due 10/15/27[2]		25,000	22,996
5.875%, due 11/01/29		42,911	33,428
6.000%, due 01/15/30[2]		25,000	19,550
6.750%, due 05/01/29[2]		100,000	82,375
GoTo Group, Inc.
5.500%, due 09/01/27[2]		225,000	130,442
Hughes Satellite Systems Corp.
6.625%, due 08/01/26		150,000	141,300
Iliad Holding SASU
5.625%, due 10/15/28[3]	EUR	100,000	88,542
6.500%, due 10/15/26[2]		200,000	185,224
Intelsat Jackson Holdings SA
0.000%, due 10/15/24[4,5,8]		525,000	0
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]		75,000	57,188
3.750%, due 07/15/29[2]		200,000	151,948
4.250%, due 07/01/28[2]		300,000	247,500
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	EUR	225,000	195,055
Lumen Technologies, Inc.
4.500%, due 01/15/29[2]		150,000	105,743
MTN Mauritius Investments Ltd.
6.500%, due 10/13/26[3]		200,000	189,913
Network i2i Ltd.
(fixed, converts to FRN on 04/15/25),
5.650%, due 01/15/25[3,7]		300,000	266,681
Nokia of America Corp.
6.450%, due 03/15/29		300,000	315,000
PPF Telecom Group BV
3.250%, due 09/29/27[3]	EUR	225,000	191,115
SoftBank Group Corp.
2.125%, due 07/06/24[3]	EUR	325,000	299,749

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
3.125%, due 09/19/25[3]	EUR	475,000	$413,112
4.500%, due 04/20/25[3]	EUR	100,000	92,359
5.000%, due 04/15/28[3]	EUR	300,000	244,295
Sprint Capital Corp.
6.875%, due 11/15/28		50,000	51,599
8.750%, due 03/15/32		245,000	287,542
Sprint Corp.
7.125%, due 06/15/24		150,000	151,643
7.625%, due 03/01/26		175,000	182,656
T-Mobile USA, Inc.
2.625%, due 04/15/26		25,000	22,562
2.875%, due 02/15/31		25,000	20,126
3.375%, due 04/15/29		250,000	216,463
4.750%, due 02/01/28		150,000	141,972
TalkTalk Telecom Group Ltd.
3.875%, due 02/20/25[3]	GBP	125,000	113,246
Telecom Argentina SA
8.500%, due 08/06/25[2]		363,000	339,360
Telecom Italia Capital SA
6.000%, due 09/30/34		200,000	145,946
6.375%, due 11/15/33		75,000	57,630
7.200%, due 07/18/36		50,000	38,938
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	575,000	567,215
Telecom Italia SpA
1.625%, due 01/18/29[3]	EUR	275,000	195,693
2.375%, due 10/12/27[3]	EUR	225,000	179,508
5.303%, due 05/30/24[2]		25,000	23,519
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[3]		400,000	342,375
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]		50,000	21,985
5.625%, due 12/06/26[2]		125,000	58,999
6.500%, due 10/15/27[2]		75,000	26,149
TMNL Holding BV
3.750%, due 01/15/29[3]	EUR	400,000	333,348
Total Play Telecomunicaciones SA de CV
6.375%, due 09/20/28[3]		200,000	137,913
7.500%, due 11/12/25[2]		200,000	167,762
Vmed O2 UK Financing I PLC
4.250%, due 01/31/31[2]		200,000	159,018
4.750%, due 07/15/31[2]		200,000	161,612

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Vodafone Group PLC
(fixed, converts to FRN on 08/27/26),
2.625%, due 08/27/80[3]	EUR	225,000	$193,916
(fixed, converts to FRN on 10/03/28),
4.200%, due 10/03/78[3]	EUR	125,000	109,339
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79		175,000	166,250
			11,439,187
Textiles—0.1%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC
5.375%, due 05/01/23[3]	EUR	153,000	114,914
5.375%, due 05/01/23[2]	EUR	200,000	150,214
			265,128
Toys/Games/Hobbies—0.1%
Mattel, Inc.
3.375%, due 04/01/26[2]		25,000	22,803
5.450%, due 11/01/41		25,000	19,428
5.875%, due 12/15/27[2]		100,000	97,038
6.200%, due 10/01/40		25,000	21,301
			160,570
Transportation—0.6%
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]		125,000	111,485
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%, due 07/31/29[2]		50,000	40,630
Getlink SE
3.500%, due 10/30/25[3]	EUR	300,000	282,449
Hidrovias International Finance SARL
4.950%, due 02/08/31[2]		200,000	153,000
Rumo Luxembourg Sarl
5.250%, due 01/10/28[3]		200,000	178,100
Seaspan Corp.
5.500%, due 08/01/29[2]		225,000	173,603
Western Global Airlines LLC
10.375%, due 08/15/25[2]		125,000	105,000

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Corporate bonds—(concluded)
Transportation—(concluded)
Zenith Finco PLC
6.500%, due 06/30/27[2]	GBP	275,000	$243,371
			1,287,638
Trucking & leasing—0.2%
Fly Leasing Ltd.
7.000%, due 10/15/24[2]		200,000	157,250
Fortress Transportation and Infrastructure Investors LLC
5.500%, due 05/01/28[2]		100,000	83,613
6.500%, due 10/01/25[2]		153,000	146,824
9.750%, due 08/01/27[2]		125,000	127,261
			514,948
Water—0.1%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]		175,000	166,687
Total corporate bonds (cost—$260,216,171)			211,014,889

Loan assignments—0.9%
Broadcast—0.7%
Allen Media LLC,
2021 Term Loan B,
3 mo. USD LIBOR + 5.500%,
9.203%, due 02/10/27		72,230	60,330
Ascent Resources - Utica,
2020 Fixed 2nd Lien Term Loan,
3 mo. USD LIBOR + 9.000%,
12.941%, due 11/01/25		253,000	265,177
Athenahealth, Inc.,
2022 Delayed Draw Term Loan,
SOFR + 3.500%,
3.500%, due 02/15/29[13]		14,493	13,213
2022 Term Loan B,
SOFR + 3.500%,
6.967%, due 02/15/29		85,293	77,760
Avantor Funding, Inc.,
2021 Term Loan B5,
1 mo. USD LIBOR + 2.250%,
6.004%, due 11/08/27		72,081	70,569

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Loan assignments—(continued)
Broadcast—(continued)
Avient Corp.,
Term Loan B,
1 mo. CME Term SOFR Rates,
7.344%, due 08/29/29		25,000	$24,854
ChampionX Corporation,
2022 Term Loan B1,
SOFR + 3.250%,
6.618%, due 06/07/29		111,879	111,543
Clarios Global LP,
2021 USD Term Loan B,
1 mo. USD LIBOR + 3.250%,
7.004%, due 04/30/26		19,802	19,217
Consolidated Communications, Inc.,
2021 Term Loan B,
1 mo. USD LIBOR + 3.500%,
7.250%, due 10/02/27		150,000	124,921
Diamond Sports Group, LLC,
2022 2nd Lien Term Loan,
SOFR + 3.250%,
6.458%, due 08/24/26		97,017	18,821
DirecTV Financing LLC,
Term Loan,
1 mo. USD LIBOR + 5.000%,
8.754%, due 08/02/27		45,500	43,259
Endure Digital, Inc.,
Term Loan,
1 mo. USD LIBOR + 3.500%,
6.698%, due 02/10/28		74,063	62,874
Great Canadian Gaming Corporation,
2021 Term Loan,
3 mo. USD LIBOR + 4.000%,
7.602%, due 11/01/26		99,750	96,716
Mulhacen Pte Ltd,
EUR 1st Lien Term Loan,
6 mo. Euribor + 10.000%,
11.538%, due 08/01/26[14]	EUR	106,698	104,741
EUR 2nd Lien Term Loan,
6 mo. Euribor + 8.000%,
9.538%, due 12/01/26[14]	EUR	230,143	163,187
Scientific Games Holdings LP,
2022 USD Term Loan B,
SOFR + 3.500%,
7.097%, due 04/04/29		150,000	141,057

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]		Value
Loan assignments—(concluded)
Broadcast—(concluded)
UFC Holdings LLC,
2021 Term Loan B,
3 mo. USD LIBOR + 2.750%,
7.110%, due 04/29/26		64,507	$62,975
United Airlines, Inc.,
2021 Term Loan B,
1 mo. USD LIBOR + 3.750%,
8.108%, due 04/21/28		98,500	95,956
			1,557,170
Chemicals—0.1%
Consolidated Energy Finance SA,
Term Loan B,
1 mo. USD LIBOR + 2.500%,
6.132%, due 05/07/25[14]		191,573	181,036

Insurance—0.0%†
Hub International Ltd.,
2018 Term Loan B,
3 mo. USD LIBOR + 3.000%,
6.983% - 7%, due 04/25/25		72,061	70,582

Media—0.1%
Altice France SA,
2018 Term Loan B13,
3 mo. USD LIBOR + 4.000%,
6.905%, due 08/14/26		163,314	149,297

Oil & gas—0.0%†
Parker Drilling Co.,
2nd Lien PIK Term Loan,
2.000% - 11%, due 03/26/24		27,642	27,366

Retail-restaurants—0.0%†
1011778 B.C. Unlimited Liability Co.,
Term Loan B4,
1 mo. USD LIBOR + 1.750%,
5.504% - 6%, due 11/19/26		106,190	103,190
Total loan assignments (cost—$2,305,287)			2,088,641

Non-U.S. government agency obligations—0.4%
Ivory Coast Government International Bonds
4.875%, due 01/30/32[3]	EUR	400,000	276,290

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face amount[1]	Value
Non-U.S. government agency obligations—(concluded)
Turkiye Ihracat Kredi Bankasi AS
5.375%, due 10/24/23[2]	200,000	$193,500
5.375%, due 10/24/23[3]	200,000	193,500
5.375%, due 10/24/23[3]	50,000	48,375
Ukreximbank Via Biz Finance PLC
9.750%, due 01/22/25[3]	128,750	38,327
Total non-U.S. government agency obligations (cost—$1,079,101)		749,992

	Number of shares
Common stocks—0.7%
Aerospace & defense—0.0%†
Egmv13794*,4,5	2,750	0

Diversified financial services—0.1%
Spn New[4]	2,777	181,894

Energy equipment & services—0.1%
Diamond Offshore Drilling, Inc.*	11,325	111,551
Noble Corp. PLC*	207	7,460
Parker Drilling Co.*	1,153	7,495
		126,506
Gas utilities—0.0%†
Ferrellgas Partners LP, Class B	364	65,338

Leisure products—0.0%†
Codere New Topco SA4,5	4,367	0
Teide 10 S.L.[4,5]	5,444,137	34,971
		34,971
Media—0.0%†
iHeartMedia, Inc., Class A*	1,347	11,153

Metals & mining—0.0%†
Aleris International, Inc.[4,5,8]	795	15,900
Cloud Peak Energy, Inc.[4,5]	66	0

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Metals & mining—(concluded)
Petra Diamonds Ltd.*	54,100	$70,728
		86,628
Oil & Gas—0.1%
Chaparral Energy, Inc.[4]	2,856	125,664

Oil, gas & consumable fuels—0.2%
Athabasca Oil Corp*	35,451	71,611
Gulfport Energy Corp.*	1,055	94,433
Summit Midstream Partners LP*	11,021	211,052
		377,096
Paper & forest products—0.0%†
Hardwood Holdings LLC[4]	936	76,752

Pharmaceuticals—0.0%†
Mallinckrodt PLC*	3,903	58,935

Specialty Retail—0.1%
Carnelian Point Holdings LP4	140	332,524

Wireless telecommunication services—0.1%
Intelsat SA4	5,072	120,460
Total common stocks (cost—$1,964,615)		1,597,921

Preferred stocks—0.1%
Machinery—0.0%†
Selecta Group BV*,4	21,852	15,441
Selecta Group BV, Class A*,4	43,703	30,880
Total Machinery		46,321

Oil, gas & consumable fuels—0.1%
Global Partners LP7	4,255	103,397

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

Preferred stocks—(concluded)
Oil, gas & consumable fuels—(concluded)
Gulfport Energy Corp.[4,6,7]	9	$54,450
Total oil, gas & consumable fuels		157,847
Total preferred stocks (cost—$133,291)		204,168

	Number of rights	Value($)
Rights—0.0%†
Intelsat Jackson Holdings SA expires 12/05/25* (cost—$0)	1,062	4,215

	Number of warrants	Value
Warrants—0.0%†
California Resources Corp. expires 10/27/24*	201	2,854
Carlson Travel, Inc. expires 11/19/26*,4	1,052	11
Carlson Travel, Inc. expires 11/19/28*,4	1,108	44
Chalice Mining Ltd. expires 10/01/24*,4	9	8
Chalice Mining Ltd.expires 10/01/25*,4	9	13
Denbury, Inc. expires 09/18/25*	1,376	69,639
Intelsat SA expires 02/17/27*,4	1	1
Total warrants (cost—$382,313)		72,570

	Number of shares
Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 3.010%[15] (cost—$2,527,172)	2,527,172	2,527,172

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[15] (cost—$85,883)	85,883	85,883
Total investments (cost—$268,693,833)[16]—97.8%		218,345,451
Other assets in excess of liabilities—2.2%		4,932,215
Net assets—100.0%		$223,277,666

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	EUR	41,771,498	USD	41,701,281	11/07/22	406,528
SSC	GBP	4,739,500	USD	5,418,893	11/07/22	(17,071)
SSC	USD	625,000	EUR	638,972	11/07/22	6,679
SSC	USD	200,000	EUR	204,978	11/07/22	2,639
SSC	USD	136,000	EUR	139,247	11/07/22	1,658
SSC	USD	207,000	EUR	207,431	11/07/22	(1,936)
Net unrealized appreciation (depreciation)						398,497

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	210,854,374	160,515	211,014,889
Loan assignments	—	2,088,641	—	2,088,641
Non-U.S. government agency obligations	—	749,992	—	749,992
Common stocks	709,756	539,741	348,424	1,597,921
Preferred stocks	103,397	100,771	—	204,168
Rights	—	4,215	—	4,215
Warrants	72,493	77	—	72,570
Short-term investments	—	2,527,172	—	2,527,172
Investment of cash collateral from securities loaned	—	85,883	—	85,883
Forward foreign currency contracts	—	417,504	—	417,504
Total	885,646	217,368,370	508,939	218,762,955
Liabilities
Forward foreign currency contracts	—	(19,007)	—	(19,007)

PACE High Yield Investments

Portfolio of investments – October 31, 2022 (unaudited)

Level 3 rollforward disclosure

The following is a rollforward of the Portfolio's investments that was valued using unobservable inputs for the period ended October 31, 2022:

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non-income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $113,606,245, represented 50.9% of the Portfolio's net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
7	Perpetual investment. Date shown reflects the next call date.
8	This security is considered restricted. At period end, the value of restricted security was $37,525, represented 0.0% of the Fund's net assets. The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/22	Value as a percentage of net assets
Appcion Esc 9.000%, due 06/01/25	6/1/20	$650,000	0.3%	$6,500	0.0%
Aleris International, Inc.	1/10/17	13,981	0.0	15,900	0.0
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 3.000%, due 03/15/24	9/2/20	491,543	0.2	5,500	0.0
RRI Energy, Inc. 3.000%, due 06/15/2017	12/14/18	-	-	-	-
Intelsat Jackson Holdings SA, 0.000%, due 10/15/24	9/5/18-2/11/20	-	-	-	-
Sanchez Energy Corp. 6.125%, due 01/15/23	10/30/17-12/1/17	346,284	0.2	1,750	0.0
Sanchez Energy Corp. 7.750%, due 06/15/21	11/3/17-12/1/17	475,000	0.2	2,375	0.0
Washington Mutual, Inc., 0.000%, due 09/21/17	9/21/17	-	0.0	5,500	0.0

9	Bond interest in default.
10	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
11	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
12	Security, or portion thereof, was on loan at the period end.
13	All or a portion of the loan commitment is unfunded.
14	Position is unsettled. Contract rate was not determined at October 31, 2022 and does not take effect until settlement.
15	Rates shown reflect yield at October 31, 2022.
16	Includes $84,406 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $85,883.

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—96.9%
Aerospace & defense—2.2%
General Dynamics Corp.	80,345	20,070,181

Air freight & logistics—0.5%
FedEx Corp.	28,962	4,642,029

Airlines—0.7%
Southwest Airlines Co.*	166,287	6,044,532

Auto components—0.4%
Lear Corp.	23,038	3,195,601

Automobiles—2.1%
Harley-Davidson, Inc.	439,011	18,877,473

Banks—6.5%
Bank of America Corp.	55,933	2,015,825
Citigroup, Inc.	398,933	18,295,067
JPMorgan Chase & Co.	125,317	15,774,904
M&T Bank Corp.	111,575	18,785,883
Wells Fargo & Co.	70,850	3,258,392
		58,130,071
Building products—2.3%
Johnson Controls International PLC	361,960	20,935,766

Capital markets—6.7%
Ares Management Corp., Class A	309,472	23,467,262
Bank of New York Mellon Corp.	393,719	16,579,507
Goldman Sachs Group, Inc.	3,430	1,181,669
Morgan Stanley	232,533	19,107,237
		60,335,675
Chemicals—4.3%
Axalta Coating Systems Ltd.*	760,689	17,739,267
Dow, Inc.	61,494	2,874,230
PPG Industries, Inc.	155,004	17,698,357
		38,311,854
Communications equipment—2.1%
Cisco Systems, Inc.	416,300	18,912,509

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Construction materials—1.6%
HeidelbergCement AG	301,718	13,909,758

Consumer finance—2.0%
American Express Co.	106,840	15,860,398
Capital One Financial Corp.	20,266	2,148,601
		18,008,999
Diversified financial services—4.3%
Berkshire Hathaway, Inc., Class B*	67,379	19,882,869
Equitable Holdings, Inc.	548,428	16,792,865
Voya Financial, Inc.	24,105	1,647,818
		38,323,552
Electric utilities—2.5%
Edison International	36,454	2,188,698
Exelon Corp.	462,227	17,837,340
NRG Energy, Inc.	56,159	2,493,460
		22,519,498
Electronic equipment, instruments & components—2.0%
Corning, Inc.	561,026	18,048,206

Energy equipment & services—0.4%
Halliburton Co.	37,058	1,349,652
NOV, Inc.	82,009	1,837,002
		3,186,654
Equity real estate investment trusts—2.0%
Gaming and Leisure Properties, Inc.	363,229	18,205,038

Food products—1.7%
Danone SA	303,568	15,102,050

Health care equipment & supplies—2.7%
Becton Dickinson and Co.	42,652	10,064,592
DENTSPLY SIRONA, Inc.	449,061	13,840,060
		23,904,652
Health care providers & services—4.4%
Cardinal Health, Inc.	9,984	757,786
Elevance Health, Inc.	34,468	18,846,068

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Fresenius Medical Care AG & Co. KGaA, ADR	124,673	1,729,215
McKesson Corp.	1,857	723,060
UnitedHealth Group, Inc.	30,880	17,143,032
		39,199,161
Hotels, restaurants & leisure—2.3%
Aramark	254,271	9,280,892
Booking Holdings, Inc.*	851	1,590,927
Expedia Group, Inc.*	102,471	9,577,964
		20,449,783
Household durables—0.4%
Mohawk Industries, Inc.*	16,000	1,516,000
Newell Brands, Inc.	160,182	2,212,113
		3,728,113
Industrial conglomerates—0.4%
General Electric Co.	48,149	3,746,474

Insurance—7.5%
American International Group, Inc.	41,563	2,369,091
Axis Capital Holdings Ltd.	27,433	1,499,762
Chubb Ltd.	59,870	12,865,464
Marsh & McLennan Cos., Inc.	57,365	9,263,874
MetLife, Inc.	295,642	21,643,951
Progressive Corp.	153,428	19,700,155
		67,342,297
Interactive media & services—2.6%
Alphabet, Inc., Class A*	151,219	14,291,708
Meta Platforms, Inc., Class A*	96,871	9,024,502
		23,316,210
Internet & direct marketing retail—1.1%
Alibaba Group Holding Ltd., ADR*	149,084	9,478,761

IT services—0.7%
Amdocs Ltd.	25,552	2,205,393
Cognizant Technology Solutions Corp., Class A	38,950	2,424,638

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
SS&C Technologies Holdings, Inc.	41,184	2,117,681
		6,747,712
Machinery—0.2%
Westinghouse Air Brake Technologies Corp.	23,911	2,230,418

Media—1.0%
Comcast Corp., Class A	275,198	8,734,785

Multi-utilities—2.0%
Sempra Energy	119,676	18,063,895

Oil, gas & consumable fuels—4.9%
ConocoPhillips	159,437	20,103,411
Coterra Energy, Inc.	727,404	22,644,087
Shell PLC, ADR	13,577	755,288
		43,502,786
Personal products—2.5%
Unilever PLC, ADR[1]	492,443	22,411,081

Pharmaceuticals—7.4%
Bristol-Myers Squibb Co.	25,762	1,995,782
Eli Lilly & Co.	49,363	17,873,849
Merck & Co., Inc.	233,368	23,616,841
Pfizer, Inc.	490,780	22,845,809
		66,332,281
Semiconductors & semiconductor equipment—2.7%
Lam Research Corp.	19,867	8,041,764
NXP Semiconductors NV	107,981	15,773,865
		23,815,629
Specialty retail—5.2%
Advance Auto Parts, Inc.	54,266	10,306,199
Home Depot, Inc.	59,728	17,687,252
TJX Cos., Inc.	260,467	18,779,671
		46,773,122
Technology hardware, storage & peripherals—1.9%
Hewlett Packard Enterprise Co.	106,630	1,521,610

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
Samsung Electronics Co. Ltd.	371,667	15,498,628
		17,020,238
Textiles, apparel & luxury goods—0.6%
Gildan Activewear, Inc.	69,580	2,195,249
PVH Corp.	25,104	1,288,337
Skechers USA, Inc., Class A*	46,912	1,615,180
		5,098,766
Tobacco—2.1%
Philip Morris International, Inc.	200,330	18,400,311
Total common stocks (cost—$903,622,764)		867,055,921

Short-term investments—3.3%
Investment companies—3.3%
State Street Institutional U.S. Government Money Market Fund, 3.010%[2] (cost—$29,823,769)	29,823,769	29,823,769
Total investments (cost—$933,446,533)[3]—100.2%		896,879,690
Liabilities in excess of other assets—(0.2)%		(1,884,908)
Net assets—100.0%		$894,994,782

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	867,055,921	—	—	867,055,921
Short-term investments	—	29,823,769	—	29,823,769
Total	867,055,921	29,823,769	—	896,879,690

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at October 31, 2022.

3	Includes $18,168,002 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $18,932,227.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—95.9%
Aerospace & defense—0.8%
Lockheed Martin Corp.	7,930	3,859,373
Northrop Grumman Corp.	4,822	2,647,326
		6,506,699
Air freight & logistics—0.8%
United Parcel Service, Inc., Class B	40,599	6,811,294

Automobiles—2.0%
Tesla, Inc.*	70,389	16,016,313

Banks—1.0%
Bank of America Corp.	112,447	4,052,590
SVB Financial Group*	16,219	3,745,940
		7,798,530
Beverages—2.1%
Coca-Cola Co.	225,548	13,499,048
Monster Beverage Corp.*	41,895	3,926,399
		17,425,447
Biotechnology—5.3%
AbbVie, Inc.	114,791	16,805,402
Alnylam Pharmaceuticals, Inc.*	10,403	2,156,126
Amgen, Inc.	28,594	7,730,388
Exact Sciences Corp.*	12,036	418,612
Moderna, Inc.*	2,738	411,604
Regeneron Pharmaceuticals, Inc.*	17,913	13,412,359
Seagen, Inc.*	21,233	2,699,988
		43,634,479
Building products—0.4%
Trane Technologies PLC	21,957	3,504,996

Capital markets—3.6%
Blackstone, Inc.	64,083	5,840,525
Charles Schwab Corp.	190,239	15,156,341
LPL Financial Holdings, Inc.	6,646	1,699,050
Morgan Stanley	65,392	5,373,261

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
MSCI, Inc.	3,012	1,412,206
		29,481,383
Chemicals—0.4%
Sherwin-Williams Co.	14,604	3,286,338

Consumer finance—0.2%
Capital One Financial Corp.	17,653	1,871,571

Diversified financial services—0.4%
Berkshire Hathaway, Inc., Class B*	10,872	3,208,218

Electric utilities—0.4%
Exelon Corp.	90,157	3,479,159

Electrical equipment—0.4%
Rockwell Automation, Inc.	11,392	2,908,378

Electronic equipment, instruments & components—0.7%
Amphenol Corp., Class A	79,198	6,005,584

Energy equipment & services—0.4%
Schlumberger NV	64,743	3,368,578

Entertainment—2.0%
Netflix, Inc.*	56,873	16,600,091

Health care equipment & supplies—2.5%
Abbott Laboratories	104,392	10,328,545
Align Technology, Inc.*	11,386	2,212,300
Dexcom, Inc.*	19,318	2,333,228
Intuitive Surgical, Inc.*	14,911	3,675,114
Stryker Corp.	8,356	1,915,529
		20,464,716
Health care providers & services—8.4%
Cigna Corp.	8,016	2,589,649
CVS Health Corp.	83,162	7,875,441
Elevance Health, Inc.	4,941	2,701,591
HCA Healthcare, Inc.	32,797	7,132,364
Humana, Inc.	7,472	4,169,974
McKesson Corp.	37,556	14,623,180

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
UnitedHealth Group, Inc.	53,937	29,943,125
		69,035,324
Hotels, restaurants & leisure—2.5%
Airbnb, Inc., Class A*	105,257	11,253,026
Chipotle Mexican Grill, Inc.*	2,456	3,679,898
Marriott International, Inc., Class A	35,942	5,754,674
		20,687,598
Interactive media & services—5.4%
Alphabet, Inc., Class C*	454,805	43,051,841
Match Group, Inc.*	7,292	315,014
Meta Platforms, Inc., Class A*	5,422	505,114
Snap, Inc., Class A*	7,783	77,130
		43,949,099
Internet & catalog retail—0.0%†
MercadoLibre, Inc.*	249	224,503

Internet & direct marketing retail—4.6%
Amazon.com, Inc.*	356,540	36,523,957
Etsy, Inc.*	9,080	852,703
Wayfair, Inc., Class A*,1	1,339	50,775
		37,427,435
IT services—7.9%
Accenture PLC, Class A	38,539	10,941,222
Automatic Data Processing, Inc.	25,983	6,280,091
Block, Inc.*	2,762	165,913
Cognizant Technology Solutions Corp., Class A	66,033	4,110,554
International Business Machines Corp.	36,172	5,002,226
Mastercard, Inc., Class A	39,110	12,835,120
MongoDB, Inc.*	3,295	603,084
PayPal Holdings, Inc.*	97,657	8,162,172
Shopify, Inc., Class A*	1,000	34,230
Visa, Inc., Class A	82,210	17,030,624
		65,165,236
Life sciences tools & services—1.3%
Illumina, Inc.*	39,211	8,972,261

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Thermo Fisher Scientific, Inc.	3,018	1,551,161
		10,523,422
Machinery—1.9%
Deere & Co.	39,309	15,559,288

Media—0.2%
Trade Desk, Inc., Class A*	30,167	1,606,091

Metals & mining—0.7%
Freeport-McMoRan, Inc.	189,432	6,003,100

Multiline retail—0.5%
Target Corp.	22,503	3,696,118

Oil, gas & consumable fuels—4.2%
Arch Resources, Inc.	11,811	1,798,697
Cheniere Energy, Inc.	13,993	2,468,505
ConocoPhillips	117,255	14,784,683
Devon Energy Corp.	45,988	3,557,172
Exxon Mobil Corp.	67,624	7,493,416
Occidental Petroleum Corp.	64,297	4,667,962
		34,770,435
Personal products—0.3%
Estee Lauder Cos., Inc., Class A	11,514	2,308,442

Pharmaceuticals—3.0%
AstraZeneca PLC, ADR	36,287	2,134,039
Eli Lilly & Co.	39,225	14,202,980
Johnson & Johnson	9,688	1,685,421
Zoetis, Inc.	44,900	6,770,022
		24,792,462
Professional services—0.8%
Equifax, Inc.	8,637	1,464,317
Verisk Analytics, Inc.	29,067	5,314,320
		6,778,637
Semiconductors & semiconductor equipment—2.9%
Advanced Micro Devices, Inc.*	84,028	5,046,722

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Analog Devices, Inc.	8,494	1,211,414
ASML Holding NV NY Registered Shares	6,381	3,014,512
Enphase Energy, Inc.*	4,360	1,338,520
Lam Research Corp.	4,989	2,019,448
NVIDIA Corp.	49,093	6,626,082
Texas Instruments, Inc.	26,959	4,330,424
		23,587,122
Software—16.5%
Adobe, Inc.*	47,893	15,253,921
Autodesk, Inc.*	69,226	14,835,132
HubSpot, Inc.*	729	216,192
Intuit, Inc.	11,506	4,918,815
Microsoft Corp.	222,579	51,667,263
Oracle Corp.	125,078	9,764,839
Salesforce, Inc.*	109,506	17,804,581
ServiceNow, Inc.*	33,407	14,055,661
Synopsys, Inc.*	20,731	6,064,854
Workday, Inc., Class A*	4,897	763,051
		135,344,309
Specialty retail—3.7%
AutoZone, Inc.*	6,537	16,557,436
Carvana Co.*,1	3,200	43,296
Home Depot, Inc.	5,770	1,708,670
Lowe's Cos., Inc.	62,325	12,150,259
		30,459,661
Technology hardware, storage & peripherals—6.3%
Apple, Inc.	335,283	51,412,295

Textiles, apparel & luxury goods—0.9%
Nike, Inc., Class B	53,506	4,958,936
Tapestry, Inc.	76,740	2,431,123
		7,390,059
Tobacco—0.5%
Altria Group, Inc.	43,464	2,011,079

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Tobacco—(concluded)
Philip Morris International, Inc.	22,536	2,069,932
		4,081,011
Total common stocks (cost—$809,714,501)		787,173,421

Short-term investments—4.3%
Investment companies—4.3%
State Street Institutional U.S. Government Money Market Fund, 3.010%[2] (cost—$35,035,027)	35,035,027	35,035,027
Investment of cash collateral from securities loaned—0.0%†
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[2] (cost—$47,520)	47,520	47,520
Total investments (cost—$844,797,048)[3]—100.2%		822,255,968
Liabilities in excess of other assets—(0.2)%		(1,524,319)
Net assets—100.0%		$820,731,649

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	787,173,421	—	—	787,173,421
Short-term investments	—	35,035,027	—	35,035,027
Investment of cash collateral from securities loaned	—	47,520	—	47,520
Total	787,173,421	35,082,547	—	822,255,968

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Rates shown reflect yield at October 31, 2022.

3	Includes $93,107 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $47,520 and non-cash collateral of $49,172.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—93.1%
Air freight & logistics—0.2%
FedEx Corp.	5,000	801,400

Auto components—0.7%
Gentex Corp.	101,765	2,695,755

Automobiles—1.1%
Thor Industries, Inc.[1]	49,701	4,049,141

Banks—14.3%
Ameris Bancorp	73,530	3,787,530
Bank of Hawaii Corp.	53,137	4,035,755
Bank of NT Butterfield & Son Ltd.	114,005	3,937,733
Bank OZK	69,350	2,980,663
Banner Corp.	61,900	4,627,025
Carter Bankshares, Inc.*	120,272	2,152,869
Cathay General Bancorp	58,620	2,673,072
Central Pacific Financial Corp.	98,140	2,013,833
First Bancorp/Southern Pines NC	13,000	579,410
First Citizens BancShares, Inc., Class A	4,500	3,699,540
First Horizon Corp.	224,802	5,509,897
Glacier Bancorp, Inc.	75,905	4,347,838
Hancock Whitney Corp.	61,900	3,458,353
Popular, Inc.	40,870	2,890,326
Regions Financial Corp.	33,600	737,520
Webster Financial Corp.	107,760	5,847,058
		53,278,422
Beverages—1.0%
National Beverage Corp.	80,634	3,823,664

Building products—2.5%
Armstrong World Industries, Inc.	32,100	2,425,797
Lennox International, Inc.	12,675	2,960,500
Resideo Technologies, Inc.*	94,265	2,226,539
Zurn Elkay Water Solutions Corp.	75,690	1,777,958
		9,390,794
Capital markets—2.5%
Artisan Partners Asset Management, Inc., Class A	70,995	2,024,068
Jefferies Financial Group, Inc.	10,000	344,100
LPL Financial Holdings, Inc.	19,976	5,106,864

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Capital markets—(concluded)
Virtus Investment Partners, Inc.	10,202	1,749,541
		9,224,573
Chemicals—2.5%
HB Fuller Co.	48,029	3,348,102
Innospec, Inc.	21,966	2,196,380
Scotts Miracle-Gro Co.	42,016	1,928,955
Valvoline, Inc.	66,890	1,963,890
		9,437,327
Commercial services & supplies—1.9%
KAR Auction Services, Inc.*	191,205	2,778,209
Stericycle, Inc.*	94,750	4,223,955
		7,002,164
Communications equipment—0.3%
Comtech Telecommunications Corp.	115,370	1,274,839

Consumer finance—1.0%
Enova International, Inc.*	39,980	1,498,850
SLM Corp.	125,135	2,075,990
		3,574,840
Diversified telecommunication services—0.7%
Liberty Latin America Ltd., Class A*	317,090	2,466,960

Electric utilities—1.9%
IDACORP, Inc.	40,795	4,271,236
Portland General Electric Co.[1]	62,388	2,803,717
		7,074,953
Electrical equipment—0.7%
EnerSys	40,120	2,659,555

Electronic equipment, instruments & components—1.8%
CDW Corp.	13,746	2,375,446

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Zebra Technologies Corp., Class A*	15,712	4,449,953
		6,825,399
Energy equipment & services—2.0%
ChampionX Corp.	104,260	2,983,921
Liberty Energy, Inc.*	196,430	3,321,631
TETRA Technologies, Inc.*	252,540	1,247,548
		7,553,100
Entertainment—0.4%
Lions Gate Entertainment Corp., Class B*	216,721	1,644,912

Equity real estate investment trusts—7.3%
Corporate Office Properties Trust	127,820	3,406,403
Granite Real Estate Investment Trust	19,690	1,003,993
Healthcare Realty Trust, Inc.	211,340	4,296,542
Hudson Pacific Properties, Inc.	185,110	2,043,614
Lamar Advertising Co., Class A	23,806	2,195,627
Office Properties Income Trust	16,300	249,390
Outfront Media, Inc.	149,895	2,705,605
Physicians Realty Trust	259,970	3,915,148
PotlatchDeltic Corp.	4,600	204,654
SL Green Realty Corp.[1]	58,910	2,337,549
VICI Properties, Inc.	149,676	4,792,626
		27,151,151
Food & staples retailing—1.1%
U.S. Foods Holding Corp.*	137,070	4,079,203

Food products—2.5%
Conagra Brands, Inc.	8,300	304,610
Lamb Weston Holdings, Inc.	3,400	293,148
Post Holdings, Inc.*	22,970	2,076,947
TreeHouse Foods, Inc.*	126,325	6,346,568
Tyson Foods, Inc., Class A	4,800	328,080
		9,349,353
Gas utilities—0.4%
National Fuel Gas Co.	21,800	1,471,282

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—2.1%
Envista Holdings Corp.*	105,750	3,490,808
Integra LifeSciences Holdings Corp.*	89,640	4,504,410
		7,995,218
Health care providers & services—3.6%
Acadia Healthcare Co., Inc.*	28,930	2,352,009
AdaptHealth Corp.*	151,980	3,465,144
Amedisys, Inc.*	35,140	3,429,312
CorVel Corp.*	14,170	2,326,856
Select Medical Holdings Corp.	45,700	1,173,576
Tenet Healthcare Corp.*	11,000	487,960
		13,234,857
Hotels, restaurants & leisure—3.5%
Boston Pizza Royalties Income Fund	46,900	520,315
Cheesecake Factory, Inc.[1]	188,489	6,749,791
Despegar.com Corp.*	339,212	2,157,388
Six Flags Entertainment Corp.*	159,200	3,550,160
		12,977,654
Household durables—0.1%
Taylor Morrison Home Corp.*	7,100	187,014

Household products—0.4%
WD-40 Co.[1]	9,850	1,577,576

Insurance—2.9%
Assured Guaranty Ltd.	45,940	2,719,189
CNO Financial Group, Inc.	85,637	1,889,152
W. R. Berkley Corp.	83,936	6,243,160
		10,851,501
Interactive media & services—0.1%
System1, Inc.*,1	94,380	488,888

IT services—3.7%
BigCommerce Holdings, Inc.*	197,351	2,932,636
Broadridge Financial Solutions, Inc.	27,950	4,194,177
Jack Henry & Associates, Inc.	29,187	5,809,964

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
VeriSign, Inc.*	3,900	781,794
		13,718,571
Leisure products—0.3%
JAKKS Pacific, Inc.*,1	60,924	1,105,161

Life sciences tools & services—1.1%
Syneos Health, Inc.*	77,495	3,904,198

Machinery—7.9%
EnPro Industries, Inc.	30,280	3,224,820
Graco, Inc.	58,850	4,094,783
Helios Technologies, Inc.	38,105	2,160,172
John Bean Technologies Corp.	24,688	2,251,546
Lincoln Electric Holdings, Inc.	15,885	2,255,670
Miller Industries, Inc.	65,159	1,656,993
Oshkosh Corp.	21,673	1,907,224
RBC Bearings, Inc.*	19,584	4,965,132
Terex Corp.	64,355	2,608,952
Toro Co.	41,550	4,380,616
		29,505,908
Marine—1.1%
Kirby Corp.*	56,660	3,952,035

Metals & mining—0.7%
ATI, Inc.*	84,570	2,516,803

Oil, gas & consumable fuels—4.6%
Chesapeake Energy Corp.[1]	8,100	828,387
Comstock Resources, Inc.*	155,560	2,921,417
Golar LNG Ltd.*	99,747	2,774,962
Gulfport Energy Corp.*	5,730	512,892
New Fortress Energy, Inc.	10,500	578,235
PDC Energy, Inc.	51,010	3,679,861
Viper Energy Partners LP	125,360	4,180,756
W&T Offshore, Inc.*	229,943	1,745,267
		17,221,777
Paper & forest products—0.5%
Mercer International, Inc.	140,123	1,880,451

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Personal products—0.5%
BellRing Brands, Inc.*	74,281	1,799,086

Professional services—2.6%
KBR, Inc.	58,900	2,931,453
Resources Connection, Inc.	155,485	2,840,711
Science Applications International Corp.	9,950	1,077,983
TransUnion	48,750	2,889,413
		9,739,560
Road & rail—1.1%
Landstar System, Inc.	27,100	4,233,562

Semiconductors & semiconductor equipment—0.8%
Teradyne, Inc.	36,996	3,009,625

Software—3.7%
Adeia, Inc.	38,840	434,231
American Software, Inc., Class A	136,714	2,341,911
Dolby Laboratories, Inc., Class A	54,414	3,637,032
New Relic, Inc.*	61,600	3,649,184
Varonis Systems, Inc.*	118,340	3,167,962
Xperi, Inc.*	45,983	642,382
		13,872,702
Specialty retail—1.6%
Leslie's, Inc.*,1	259,304	3,640,628
Rent-A-Center, Inc.	94,686	1,974,203
Tilly's, Inc., Class A	29,183	258,562
		5,873,393
Technology hardware, storage & peripherals—0.6%
Diebold Nixdorf, Inc.*,1	953,450	2,374,091

Textiles, apparel & luxury goods—2.3%
Capri Holdings Ltd.*	81,585	3,726,803

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Textiles, apparel & luxury goods—(concluded)
Samsonite International SA, ADR*	441,535	4,724,424
		8,451,227
Thrifts & mortgage finance—0.5%
Essent Group Ltd.	46,090	1,824,242
Total common stocks (cost—$307,047,641)		347,123,887

Investment companies—0.2%
Sprott Physical Uranium Trust* (cost—$420,108)	47,350	611,012

Short-term investments—7.3%
Investment companies—7.3%
State Street Institutional U.S. Government Money Market Fund, 3.010%[2] (cost—$27,277,162)	27,277,162	27,277,162

Investment of cash collateral from securities loaned—2.1%
Money market funds—2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[2] (cost—$7,834,752)	7,834,752	7,834,752
Total investments (cost—$342,579,663)[3]—102.7%		382,846,813
Liabilities in excess of other assets—(2.7)%		(10,075,035)
Net assets—100.0%		$372,771,778

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	347,123,887	—	—	347,123,887
Investment companies	611,012	—	—	611,012
Short-term investments	—	27,277,162	—	27,277,162
Investment of cash collateral from securities loaned	—	7,834,752	—	7,834,752
Total	347,734,899	35,111,914	—	382,846,813

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

[1]	Security, or portion thereof, was on loan at the period end.

[2]	Rates shown reflect yield at October 31, 2022.

[3]	Includes $20,788,567 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $7,834,752 and non-cash collateral of $13,739,506.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—99.2%
Aerospace & defense—1.1%
Aerojet Rocketdyne Holdings, Inc.*	35,140	1,702,533
Axon Enterprise, Inc.*	6,844	995,391
Curtiss-Wright Corp.	5,307	890,674
		3,588,598
Air freight & logistics—0.2%
GXO Logistics, Inc.*	16,787	613,397

Banks—0.7%
Pathward Financial, Inc.	14,403	605,358
Silvergate Capital Corp., Class A*	2,301	130,605
Western Alliance Bancorp	21,536	1,446,573
		2,182,536
Beverages—1.5%
Boston Beer Co., Inc., Class A*	4,204	1,569,311
Celsius Holdings, Inc.*	23,388	2,130,179
MGP Ingredients, Inc.[1]	8,410	942,341
		4,641,831
Biotechnology—5.0%
ACADIA Pharmaceuticals, Inc.*	57,469	921,228
Aduro Biotech, Inc.*,2,3	9,389	0
Alkermes PLC*	62,568	1,420,294
Arcutis Biotherapeutics, Inc.*	21,174	374,356
Atara Biotherapeutics, Inc.*	15,400	71,764
Bridgebio Pharma, Inc.*	30,351	316,561
Chimerix, Inc.*	45,400	80,358
Coherus Biosciences, Inc.*	26,864	233,717
Cytokinetics, Inc.*	15,009	655,293
Deciphera Pharmaceuticals, Inc.*	36,120	585,867
Eagle Pharmaceuticals, Inc.*	1,024	32,225
Enanta Pharmaceuticals, Inc.*	7,657	345,407
Exelixis, Inc.*	83,203	1,379,506
FibroGen, Inc.*	58,576	953,617
Halozyme Therapeutics, Inc.*	8,100	387,261
Intercept Pharmaceuticals, Inc.*	31,260	433,576
Ionis Pharmaceuticals, Inc.*	35,571	1,572,238
Karyopharm Therapeutics, Inc.*	64,045	304,854
Kiniksa Pharmaceuticals Ltd., Class A*	24,769	282,862
Mirum Pharmaceuticals, Inc.*	11,765	265,301

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Biotechnology—(concluded)
Natera, Inc.*	18,368	862,561
Prometheus Biosciences, Inc.*	18,066	948,826
PTC Therapeutics, Inc.*	2,359	89,218
Rigel Pharmaceuticals, Inc.*	292,399	213,042
Sarepta Therapeutics, Inc.*	14,347	1,635,845
Syndax Pharmaceuticals, Inc.*	7,372	169,261
TG Therapeutics, Inc.*	19,361	112,681
Travere Therapeutics, Inc.*	50,836	1,102,125
Ultragenyx Pharmaceutical, Inc.*	2,970	120,166
		15,870,010
Building products—0.9%
Advanced Drainage Systems, Inc.	4,091	474,065
Apogee Enterprises, Inc.	16,065	737,062
Carlisle Cos., Inc.	693	165,489
Masonite International Corp.*	8,517	609,221
Tecnoglass, Inc.	48,464	994,966
		2,980,803
Capital markets—2.7%
Blucora, Inc.*	26,057	574,036
FactSet Research Systems, Inc.	3,792	1,613,458
LPL Financial Holdings, Inc.	17,351	4,435,783
MarketAxess Holdings, Inc.	4,411	1,076,461
StoneX Group, Inc.*	7,860	733,495
		8,433,233
Chemicals—0.9%
AdvanSix, Inc.	10,193	370,821
American Vanguard Corp.	13,711	319,055
Cabot Corp.	2,691	197,735
Chemours Co.	46,064	1,318,812
Orion Engineered Carbons SA	40,157	640,906
		2,847,329
Commercial services & supplies—3.0%
Aris Water Solution, Inc., Class A1	18,980	323,230
Cimpress PLC*	3,650	84,972
Driven Brands Holdings, Inc.*	11,987	383,344
Healthcare Services Group, Inc.	110,417	1,541,421
IAA, Inc.*	42,067	1,595,601

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Ritchie Bros Auctioneers, Inc.	84,973	5,551,286
		9,479,854
Communications equipment—3.5%
ADTRAN Holdings, Inc.	21,626	485,720
CalAmp Corp.*	47,907	182,047
Calix, Inc.*	26,599	1,958,750
Cambium Networks Corp.*	2,550	49,342
Clearfield, Inc.*	13,168	1,599,517
CommScope Holding Co., Inc.*	116,548	1,543,095
Digi International, Inc.*	16,744	675,286
DZS, Inc.*	3,976	63,179
Extreme Networks, Inc.*	125,713	2,255,291
Harmonic, Inc.*	97,065	1,499,654
Infinera Corp.*,1	144,241	809,192
Lantronix, Inc.*	23,711	119,741
		11,240,814
Construction & engineering—2.2%
Dycom Industries, Inc.*	10,822	1,278,944
Great Lakes Dredge & Dock Co.*	18,086	136,730
MYR Group, Inc.*	17,107	1,497,034
NV5 Global, Inc.*	4,385	635,606
WillScot Mobile Mini Holdings Corp.*	77,231	3,284,634
		6,832,948
Consumer finance—1.2%
Green Dot Corp., Class A*	26,526	504,790
LendingClub Corp.*	10,547	112,220
LendingTree, Inc.*	19,808	499,756
PRA Group, Inc.*	51,880	1,737,980
PROG Holdings, Inc.*	28,690	473,959
World Acceptance Corp.*,1	4,267	346,565
		3,675,270
Diversified consumer services—2.2%
Chegg, Inc.*	80,317	1,732,438
European Wax Center, Inc., Class A1	10,660	153,291
Grand Canyon Education, Inc.*	42,659	4,292,775
PowerSchool Holdings, Inc., Class A*	35,987	719,740

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified consumer services—(concluded)
Universal Technical Institute, Inc.*	23,209	160,142
		7,058,386
Diversified telecommunication services—0.3%
Bandwidth, Inc., Class A*	37,771	448,342
Ooma, Inc.*	35,613	577,999
		1,026,341
Electrical equipment—0.4%
Enovix Corp.*,1	23,738	447,936
Vertiv Holdings Co.	63,599	910,102
Vicor Corp.*	680	32,483
		1,390,521
Electronic equipment, instruments & components—2.8%
Arlo Technologies, Inc.*	47,797	246,154
Bel Fuse, Inc., Class B	26,169	848,137
Cognex Corp.	58,074	2,684,761
FARO Technologies, Inc.*	11,503	336,003
Itron, Inc.*	19,904	973,106
Napco Security Technologies, Inc.*	35,842	1,018,630
National Instruments Corp.	60,061	2,293,129
Richardson Electronics Ltd.	13,419	323,264
		8,723,184
Energy equipment & services—0.2%
Liberty Energy, Inc.*	18,590	314,357
Weatherford International PLC *	4,847	202,023
		516,380
Entertainment—0.1%
World Wrestling Entertainment, Inc., Class A	4,773	376,542

Food & staples retailing—0.4%
Chefs' Warehouse, Inc.*	12,062	441,831
Sprouts Farmers Market, Inc.*	29,445	868,627
		1,310,458
Food products—1.7%
Calavo Growers, Inc.	11,367	393,185

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
Freshpet, Inc.*,1	30,967	1,825,505
Lamb Weston Holdings, Inc.	25,278	2,179,469
SunOpta, Inc.*	83,119	933,426
		5,331,585
Health care equipment & supplies—6.5%
Alphatec Holdings, Inc.*	77,308	791,634
Axonics, Inc.*	19,168	1,401,947
Glaukos Corp.*	33,000	1,850,310
Heska Corp.*	17,517	1,257,020
Inogen, Inc.*	11,117	251,911
Inspire Medical Systems, Inc.*	8,784	1,712,441
iRadimed Corp.	14,304	415,531
iRhythm Technologies, Inc.*	7,231	921,880
Lantheus Holdings, Inc.*	13,353	987,988
Neogen Corp.*	64,151	846,793
OrthoPediatrics Corp.*	30,712	1,304,953
Paragon 28, Inc.*	48,440	967,347
PROCEPT BioRobotics Corp.*	8,067	366,484
Semler Scientific, Inc.*	4,069	170,939
Sensus Healthcare, Inc.*	26,147	367,888
Shockwave Medical, Inc.*	11,798	3,458,584
STAAR Surgical Co.*	8,754	620,396
Tactile Systems Technology, Inc.*	4,287	31,895
Tela Bio, Inc.*	20,880	186,250
TransMedics Group, Inc.*	20,089	968,692
Treace Medical Concepts, Inc.*	69,621	1,704,322
		20,585,205
Health care providers & services—8.2%
Alignment Healthcare, Inc.*	33,193	439,475
Amedisys, Inc.*	35,495	3,463,957
AMN Healthcare Services, Inc.*	24,149	3,030,699
Chemed Corp.	5,846	2,729,322
DocGo, Inc.*	17,038	168,676
Ensign Group, Inc.	50,656	4,547,896
Oak Street Health, Inc.*,1	62,211	1,258,529
Pennant Group, Inc.*	76,307	939,339
Privia Health Group, Inc.*	157,808	5,283,412
Progyny, Inc.*	48,576	2,160,175

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
US Physical Therapy, Inc.	22,463	1,994,714
		26,016,194
Health care technology—1.9%
Certara, Inc.*	89,849	1,098,853
Definitive Healthcare Corp.*	108,822	1,717,211
Evolent Health, Inc., Class A*	41,214	1,311,017
GoodRx Holdings, Inc., Class A*,1	82,377	442,365
Phreesia, Inc.*	52,112	1,423,700
Tabula Rasa HealthCare, Inc.*	42,118	165,103
		6,158,249
Hotels, restaurants & leisure—2.2%
Bluegreen Vacations Holding Corp.	7,346	127,159
Dave & Buster's Entertainment, Inc.*	25,364	1,010,755
Everi Holdings, Inc.*	28,575	542,353
First Watch Restaurant Group, Inc.*	32,074	546,862
Light & Wonder, Inc., Class A*	4,055	227,648
PlayAGS, Inc.*	11,720	78,758
Portillo's, Inc., Class A*,1	14,120	302,733
SeaWorld Entertainment, Inc.*	16,956	986,161
Travel + Leisure Co.	34,416	1,307,120
Wyndham Hotels & Resorts, Inc.	13,547	1,028,624
Xponential Fitness, Inc., Class A*	36,236	701,167
		6,859,340
Household durables—0.9%
Cavco Industries, Inc.*	2,808	636,489
Skyline Champion Corp.*	16,348	951,617
Sonos, Inc.*	73,807	1,189,769
		2,777,875
Insurance—2.1%
Goosehead Insurance, Inc., Class A*	22,808	946,760
HCI Group, Inc.	1,383	50,673
Kinsale Capital Group, Inc.	10,745	3,386,502
RenaissanceRe Holdings Ltd.	13,194	2,040,848

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
Ryan Specialty Holdings, Inc.*,1	4,644	208,283
		6,633,066
Interactive media & services—0.7%
DHI Group, Inc.*	1,000	6,400
QuinStreet, Inc.*	20,181	230,265
Vimeo, Inc.*	21,300	80,940
Yelp, Inc.*	45,917	1,763,672
		2,081,277
Internet & catalog retail—0.0%†
ThredUp, Inc., Class A*,1	81,322	100,026

Internet & direct marketing retail—0.3%
Porch Group, Inc.*,1	47,336	64,377
Quotient Technology, Inc.*	97,803	240,595
Xometry, Inc. Class A*	11,585	695,795
		1,000,767
IT services—5.4%
AvidXchange Holdings, Inc.*	41,916	381,436
Brightcove, Inc.*	32,160	215,472
CSG Systems International, Inc.	18,414	1,190,833
DigitalOcean Holdings, Inc.*	16,950	608,844
ExlService Holdings, Inc.*	7,732	1,406,064
Flywire Corp.*	8,570	188,112
Globant SA*	26,830	5,062,284
GoDaddy, Inc., Class A*	17,201	1,382,960
Grid Dynamics Holdings, Inc.*	112,842	1,535,780
International Money Express, Inc.*	64,103	1,732,704
Squarespace, Inc., Class A*,1	80,236	1,782,042
WEX, Inc.*	9,238	1,516,325
		17,002,856
Leisure products—0.2%
MasterCraft Boat Holdings, Inc.*	11,479	249,783

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Leisure products—(concluded)
Smith & Wesson Brands, Inc.	31,455	355,127
		604,910
Life sciences tools & services—1.9%
Codexis, Inc.*	93,432	525,088
Medpace Holdings, Inc.*	25,333	5,623,419
		6,148,507
Machinery—1.9%
AGCO Corp.	3,234	401,566
Chart Industries, Inc.*	1,631	363,517
Kadant, Inc.	13,473	2,397,520
Kornit Digital Ltd.*	72,933	1,948,770
Terex Corp.	751	30,446
Titan International, Inc.*	28,849	431,581
Wabash National Corp.	26,957	583,619
		6,157,019
Metals & mining—0.5%
Alpha Metallurgical Resources, Inc.	1,626	274,550
Compass Minerals International, Inc.	25,336	1,001,786
MP Materials Corp.*	8,179	245,697
Warrior Met Coal, Inc.	2,300	85,422
		1,607,455
Multiline retail—1.2%
Dillard's, Inc., Class A1	2,888	949,546
Nordstrom, Inc.[1]	34,489	701,506
Ollie's Bargain Outlet Holdings, Inc.*	36,807	2,061,192
		3,712,244
Oil, gas & consumable fuels—3.7%
American Resources Corp.*	41,972	83,524
Arch Resources, Inc.	6,414	976,788
California Resources Corp.	12,848	579,573
Chord Energy Corp.	6,853	1,049,126
Comstock Resources, Inc.*	29,749	558,686
CONSOL Energy, Inc.	3,121	196,685
CVR Energy, Inc.	17,993	702,807
Delek U.S. Holdings, Inc.	34,190	1,014,075

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Evolution Petroleum Corp.	7,854	61,968
Golar LNG Ltd.*	16,126	448,625
Gulfport Energy Corp.*	6,852	613,323
Matador Resources Co.	20,193	1,341,825
Par Pacific Holdings, Inc.*	61,963	1,417,714
PBF Energy, Inc., Class A*	17,028	753,489
SilverBow Resources, Inc.*,1	25,618	908,671
SM Energy Co.	17,909	805,547
W&T Offshore, Inc.*	33,485	254,151
		11,766,577
Paper & forest products—0.5%
Louisiana-Pacific Corp.	17,114	969,508
Sylvamo Corp.	9,815	472,789
		1,442,297
Personal products—0.9%
elf Beauty, Inc.*	35,888	1,552,515
Medifast, Inc.	5,933	694,101
USANA Health Sciences, Inc.*	10,194	535,287
		2,781,903
Pharmaceuticals—1.3%
Amneal Pharmaceuticals, Inc.*	124,141	273,110
Amphastar Pharmaceuticals, Inc.*	21,101	652,021
Harmony Biosciences Holdings, Inc.*	31,442	1,634,984
NGM Biopharmaceuticals, Inc.*	48,976	261,532
Ocular Therapeutix, Inc.*	22,400	80,864
Progenics Pharmaceuticals, Inc.*,2,3	76,855	0
Reata Pharmaceuticals, Inc., Class A*,1	4,277	137,719
Revance Therapeutics, Inc.*	53,795	1,200,167
Theravance Biopharma, Inc.*,1	3,389	33,788
		4,274,185
Professional services—2.8%
CBIZ, Inc.*	16,549	821,492
CRA International, Inc.	2,233	229,418
Exponent, Inc.	33,324	3,174,444
Forrester Research, Inc.*	11,533	488,077
Huron Consulting Group, Inc.*	4,174	307,332
Insperity, Inc.	16,734	1,974,947

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Professional services—(concluded)
Kforce, Inc.	13,646	863,382
Korn Ferry	4,003	222,527
TriNet Group, Inc.*	12,504	812,510
		8,894,129
Real estate management & development—0.2%
Compass, Inc., Class A*,1	3,286	8,675
RMR Group, Inc., Class A	3,472	95,029
Zillow Group, Inc., Class A*	17,485	540,811
		644,515
Road & rail—1.1%
ArcBest Corp.	5,233	415,657
Daseke, Inc.*	9,308	55,476
Landstar System, Inc.	10,321	1,612,347
Lyft, Inc., Class A*	69,580	1,018,651
PAM Transportation Services, Inc.*	5,433	151,309
XPO Logistics, Inc.*	1,745	90,286
		3,343,726
Semiconductors & semiconductor equipment—1.8%
Ambarella, Inc.*	19,668	1,076,430
Impinj, Inc.*	5,749	659,008
Power Integrations, Inc.	38,824	2,589,949
Semtech Corp.*	48,137	1,332,913
		5,658,300
Software—15.3%
8x8, Inc.*,1	122,957	520,108
Agilysys, Inc.*	22,201	1,424,638
Alarm.com Holdings, Inc.*	52,755	3,104,104
Alkami Technology, Inc.*	47,229	748,580
American Software, Inc., Class A	2,628	45,018
Amplitude, Inc., Class A*,1	24,353	409,130
Arteris, Inc.*	4,126	22,858
Benefitfocus, Inc.*,1	10,784	76,027
Blackline, Inc.*	43,908	2,458,848
Box, Inc., Class A*	63,356	1,840,492
CCC Intelligent Solutions Holdings, Inc.*	48,250	450,173
Consensus Cloud Solutions, Inc.*	4,832	271,268
Couchbase, Inc.*	3,387	43,354

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Software—(concluded)
CyberArk Software Ltd.*	2,446	383,802
Descartes Systems Group, Inc.*	33,966	2,346,032
DocuSign, Inc.*	8,631	416,877
Domo, Inc., Class B*	6,581	116,286
DoubleVerify Holdings, Inc.*	11,838	346,025
Dropbox, Inc., Class A*	96,384	2,096,352
Duck Creek Technologies, Inc.*	49,171	587,102
Everbridge, Inc.*	26,425	827,895
Five9, Inc.*	16,071	968,438
Informatica, Inc., Class A*	17,204	333,069
Jamf Holding Corp.*	4,800	113,616
Kaltura, Inc.*	25,488	47,663
Model N, Inc.*,1	62,131	2,360,978
Momentive Global, Inc.*	191,360	1,484,954
nCino, Inc.*	13,758	433,102
New Relic, Inc.*	20,379	1,207,252
Nutanix, Inc., Class A*	51,325	1,406,305
OneSpan, Inc.*	35,016	384,826
Paycor HCM, Inc.*,1	60,106	1,831,430
Paylocity Holding Corp.*	16,381	3,796,952
Pegasystems, Inc.	50,999	1,897,673
PROS Holdings, Inc.*	36,939	921,628
Qualys, Inc.*	11,497	1,639,012
Rimini Street, Inc.*	32,764	183,806
ShotSpotter, Inc.*	19,849	754,262
Sprout Social, Inc., Class A*	8,546	515,580
SPS Commerce, Inc.*	35,699	4,516,638
Telos Corp.*	25,457	269,844
Tenable Holdings, Inc.*	26,464	1,075,497
Workiva, Inc.*	47,008	3,657,692
		48,335,186
Specialty retail—4.2%
Five Below, Inc.*	35,357	5,174,497
Floor & Decor Holdings, Inc., Class A*	41,296	3,029,887
Fresh Market, Inc.*,1	56,390	0
Murphy USA, Inc.	8,998	2,829,961

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
National Vision Holdings, Inc.*	59,645	2,209,251
		13,243,596
Technology hardware, storage & peripherals—1.0%
Avid Technology, Inc.*	44,796	1,231,442
Diebold Nixdorf, Inc.*,1	21,520	53,585
Pure Storage, Inc., Class A*	57,520	1,775,067
		3,060,094
Trading companies & distributors—1.5%
Applied Industrial Technologies, Inc.	8,014	996,782
Boise Cascade Co.	22,609	1,509,603
GMS, Inc.*	19,831	936,023
Herc Holdings, Inc.	10,471	1,231,494
		4,673,902
Total common stocks (cost—$315,821,916)		313,683,420

Short-term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 3.010%[4] (cost—$2,670,302)	2,670,302	2,670,302

Investment of cash collateral from securities loaned—2.6%
Money market funds—2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[4] (cost—$8,120,711)	8,120,711	8,120,711
Total investments (cost—$326,612,929)[5]—102.6%		324,474,433
Liabilities in excess of other assets—(2.6)%		(8,325,125)
Net assets—100.0%		$316,149,308

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's  investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	313,683,420	—	0	313,683,420
Short-term investments	—	2,670,302	—	2,670,302
Investment of cash collateral from securities loaned	—	8,120,711	—	8,120,711
Total	313,683,420	10,791,013	0	324,474,433

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4	Rates shown reflect yield at October 31, 2022.

5	Includes $10,913,698 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $8,120,711 and non-cash collateral of $3,088,699.

PACE International Equity Investments

Portfolio statistics and industry diversification - (unaudited)1

As a percentage of net assets as of October 31, 2022

Common stocks
Aerospace & defense	2.0%
Air freight & logistics	0.5
Airlines	0.1
Auto components	0.9
Automobiles	4.3
Banks	13.5
Beverages	1.5
Biotechnology	2.0
Building products	1.0
Capital markets	0.7
Chemicals	2.6
Commercial services & supplies	1.6
Communications equipment	0.4
Construction & engineering	1.0
Construction materials	0.7
Diversified financial services	0.0	†
Diversified telecommunication services	2.8
Electric utilities	3.0
Electrical equipment	1.1
Electronic equipment, instruments & components	2.2
Energy equipment & services	0.1
Entertainment	1.0
Equity real estate investment trusts	0.1
Food & staples retailing	2.3
Food products	3.0
Gas utilities	1.3
Health care equipment & supplies	1.3
Health care providers & services	0.0	†
Hotels, restaurants & leisure	0.6
Household durables	2.0
Independent power and renewable electricity producers	0.3
Industrial conglomerates	2.7
Insurance	5.6
Interactive media & services	0.2
Internet & direct marketing retail	0.5
IT services	2.6
Leisure products	0.4
Life sciences tools & services	0.1
Machinery	2.4
Marine	0.3
Media	1.5
Metals & mining	1.0
Multi-utilities	0.0	†
Multiline retail	0.2
Oil, gas & consumable fuels	7.8
Personal products	1.1
Pharmaceuticals	11.8
Professional services	1.5
Real estate management & development	0.3
Road & rail	1.2
Semiconductors & semiconductor equipment	4.4
Software	2.8
Specialty retail	2.0
Technology hardware, storage & peripherals	1.0
Textiles, apparel & luxury goods	3.3
Tobacco	1.8
Trading companies & distributors	0.8
Transportation infrastructure	0.1
Wireless telecommunication services	0.5
Total common stocks	111.8

PACE International Equity Investments

Portfolio statistics and industry diversification - (unaudited)1

As a percentage of net assets as of October 31, 2022

Preferred stocks
Automobiles	0.2%
Short-term investments	0.5
Investment of cash collateral from securities loaned	2.3
Total investments before investments sold short	114.8
Investments sold short
Aerospace & defense	(0.3)
Auto components	(0.0)†
Banks	(0.1)
Beverages	(0.0)†
Building products	(0.0)†
Capital markets	(0.1)
Chemicals	(0.7)
Construction & engineering	(0.1)
Diversified financial services	(0.5)
Diversified telecommunication services	(0.3)
Electric utilities	(0.9)
Electrical equipment	(0.4)
Electronic equipment, instruments & components	(0.0)†
Entertainment	(0.1)
Equity real estate investment trusts	(0.8)
Food & staples retailing	(0.3)
Food products	(0.1)
Gas utilities	(0.3)
Health care equipment & supplies	(0.8)
Health care providers & services	(0.3)
Hotels, restaurants & leisure	(0.3)
Household durables	(0.2)
Industrial conglomerates	(0.6)
Insurance	(0.1)
Interactive media & services	(0.0)†
Internet & direct marketing retail	(0.1)
IT services	(0.0)†
Life sciences tools & services	(0.0)†
Machinery	(1.8)
Metals & mining	(1.1)
Multi-utilities	(0.0)†
Multiline retail	(0.2)
Personal products	(0.5)
Professional services	(0.0)†
Real estate management & development	(0.7)
Road & rail	(0.5)
Semiconductors & semiconductor equipment	(0.0)†
Software	(0.4)
Specialty retail	(0.3)
Technology hardware, storage & peripherals	(0.0)†
Trading companies & distributors	(0.0)†
Transportation infrastructure	(0.0)†
Total investments sold short	(13.0)
Liabilities in excess of other assets	(1.8)
Net assets	100.0%

† Amount represents less than 0.05% or (0.05)%.

1 The portfolio is actively managed and its composition will vary over time.

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—111.8%
Australia—3.9%
Aristocrat Leisure Ltd.[1]	13,065	309,795
Aurizon Holdings Ltd.	2,205,983	5,108,026
Australia & New Zealand Banking Group Ltd.	43,949	718,542
BlueScope Steel Ltd.[1]	203,068	2,043,208
Brambles Ltd.	9,712	72,560
Coles Group Ltd.[1]	203,191	2,122,428
Glencore PLC[1]	89,600	513,252
Lendlease Corp. Ltd.[1]	26,545	147,552
Medibank Pvt. Ltd.	391,326	703,376
National Australia Bank Ltd.	117,168	2,429,766
Northern Star Resources Ltd.[1]	391,424	2,188,272
QBE Insurance Group Ltd.	201,175	1,575,063
South32 Ltd.[1]	267,400	615,753
Telstra Group Ltd.[1,2]	456,071	1,143,565
Wesfarmers Ltd.[1]	37,180	1,081,138
WiseTech Global Ltd.[1]	73,643	2,739,670
Woodside Energy Group Ltd.	47,323	1,089,120
Woolworths Group Ltd.[1]	127,383	2,690,487
		27,291,573
Austria—0.2%
OMV AG	29,900	1,378,150

Canada—1.7%
Constellation Software, Inc.[2]	4,298	6,214,693
Fairfax Financial Holdings Ltd.[2]	11,424	5,610,661
		11,825,354
China—1.0%
Alibaba Group Holding Ltd., ADR*	20,456	1,300,593
BeiGene Ltd., ADR*	7,229	1,220,906
Chow Tai Fook Jewellery Group Ltd.	422,200	722,882
Futu Holdings Ltd., ADR*,1,2	8,156	276,162
Prosus NV*	56,257	2,448,446
Sinopharm Group Co. Ltd., Class H	105,450	200,968
Wuxi Biologics Cayman, Inc.*,3	212,169	959,533
		7,129,490
Denmark—4.9%
A.P. Moller - Maersk AS, Class B1	449	939,203
Carlsberg A/S, Class B	13,058	1,539,029

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Coloplast AS, Class B	18,553	2,068,476
Genmab AS*	30,806	11,873,781
Novo Nordisk AS, ADR	73,833	8,035,984
Novo Nordisk AS, Class B	84,013	9,133,569
Novozymes AS, Class B1	2,317	121,688
Pandora AS	9,447	497,910
		34,209,640
Finland—1.6%
Kesko Oyj, Class B	73,361	1,428,230
Neste Oyj	72,867	3,192,958
Nokia Oyj[1]	292,716	1,303,769
Nordea Bank Abp	568,203	5,430,278
		11,355,235
France—10.3%
Air Liquide SA1	4,611	602,867
Airbus SE1,2	37,701	4,082,732
AXA SA1	75,058	1,854,401
Bouygues SA	146,082	4,169,275
Bureau Veritas SA	5,897	146,101
Capgemini SE1	3,454	567,480
Cie de Saint-Gobain[1]	88,906	3,637,459
Danone SA	16,846	838,063
Dassault Aviation SA	22,385	3,327,144
Dassault Systemes SE1	74,508	2,499,824
Hermes International[1]	2,336	3,025,357
Ipsen SA	2,997	308,026
Kering SA	24,068	11,029,194
L'Oreal SA1	10,535	3,311,806
Legrand SA1	790	60,225
LVMH Moet Hennessy Louis Vuitton SE1	9,208	5,814,774
Pernod Ricard SA2	8,352	1,466,711
Publicis Groupe SA1	42,536	2,385,133
Safran SA	24,496	2,728,744
Sanofi[1]	126,697	10,934,439
Societe Generale SA	34,767	797,976
Teleperformance	1,586	425,226
Thales SA1	4,666	593,227
TotalEnergies SE1,2	116,992	6,370,514

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Vinci SA1	16,623	1,530,731
		72,507,429
Germany—5.6%
Allianz SE	57,761	10,400,394
BASF SE1	86,254	3,872,902
Continental AG	77,779	4,033,879
Deutsche Post AG1	48,858	1,733,875
Deutsche Telekom AG1	127,500	2,414,699
E.ON SE1	23,783	199,216
Evonik Industries AG	250,027	4,609,447
Hannover Rueck SE	1,392	226,706
HeidelbergCement AG	92,095	4,245,750
Infineon Technologies AG1	53,900	1,312,490
Mercedes-Benz Group AG	56,175	3,253,175
Merck KGaA	642	104,685
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	11,171	2,952,026
		39,359,244
Hong Kong—1.9%
CK Asset Holdings Ltd.[1]	121,500	671,762
Hang Lung Properties Ltd.[1]	76,000	95,561
Hong Kong Exchanges & Clearing Ltd.	75,126	2,000,259
Jardine Matheson Holdings Ltd.[1]	113,600	5,227,872
Swire Pacific Ltd., Class A1	127,000	840,503
Swire Properties Ltd.[1]	81,400	156,378
WH Group Ltd.[3]	8,519,189	4,308,623
		13,300,958
India—1.2%
HDFC Bank Ltd., ADR	81,453	5,075,336
Tata Consultancy Services Ltd.	88,988	3,432,721
		8,508,057
Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk. PT	15,061,654	4,490,251

Israel—1.6%
Azrieli Group Ltd.	6,623	491,259
Bank Hapoalim BM	269,740	2,603,086

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Israel—(concluded)
Bank Leumi Le-Israel BM	438,364	4,186,947
Check Point Software Technologies Ltd.*,2	7,967	1,029,575
Israel Discount Bank Ltd., Class A	132,500	754,454
Mizrahi Tefahot Bank Ltd.	35,916	1,358,964
Nice Ltd.*	1,706	323,380
Teva Pharmaceutical Industries Ltd., ADR*	68,026	606,792
		11,354,457
Italy—5.0%
Assicurazioni Generali SpA	178,401	2,678,069
Coca-Cola HBC AG*	69,297	1,511,912
Enel SpA	1,861,316	8,312,452
Eni SpA	790,617	10,355,708
Ferrari NV	10,488	2,067,770
Moncler SpA	36,806	1,589,159
Snam SpA	1,727,866	7,687,449
UniCredit SpA	52,448	650,385
		34,852,904
Japan—27.9%
Advantest Corp.	45,800	2,420,983
AGC, Inc.	1,000	31,373
Ajinomoto Co., Inc.	18,200	501,343
ANA Holdings, Inc.*	42,200	820,473
Astellas Pharma, Inc.	67,700	931,760
Bridgestone Corp.[1]	3,400	122,605
Brother Industries Ltd.	23,900	406,812
Canon, Inc.[1]	40,800	865,417
Central Japan Railway Co.[1]	14,300	1,660,375
Chugai Pharmaceutical Co. Ltd.	75,600	1,754,060
Coca-Cola Bottlers Japan Holdings, Inc.	90,700	819,804
Dai-ichi Life Holdings, Inc.	51,700	819,683
Daiichi Sankyo Co. Ltd.	25,000	801,473
Daikin Industries Ltd.[1]	7,200	1,083,910
Daiwa Securities Group, Inc.[1]	325,300	1,268,866
East Japan Railway Co.[1]	12,600	681,287
Eisai Co. Ltd.	44,500	2,685,652
FANUC Corp.	18,745	2,474,625
Fast Retailing Co. Ltd.[1]	6,700	3,739,420
Fuji Electric Co. Ltd.	58,100	2,250,620
FUJIFILM Holdings Corp.	105,200	4,824,364

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Fujitsu Ltd.	56,100	6,460,960
GMO Payment Gateway, Inc.	15,200	1,096,849
Hakuhodo DY Holdings, Inc.	110,900	936,752
Hamamatsu Photonics KK	15,200	688,981
Hirose Electric Co. Ltd.	3,400	441,535
Hitachi Ltd.	92,400	4,200,706
Honda Motor Co. Ltd.	564,200	12,798,323
Hoshizaki Corp.	14,200	407,297
Hoya Corp.[1]	11,900	1,110,411
Inpex Corp.	30,300	309,327
Isuzu Motors Ltd.	239,600	2,810,198
Itochu Techno-Solutions Corp.	15,700	364,269
Japan Post Bank Co. Ltd.[2]	160,400	1,067,931
Japan Post Holdings Co. Ltd.	284,200	1,910,530
Japan Tobacco, Inc.	173,500	2,875,039
Kajima Corp.	36,000	339,191
Kakaku.com, Inc.	68,200	1,156,274
Kao Corp.	49,100	1,845,852
KDDI Corp.[1]	31,900	942,873
Keyence Corp.[1]	10,363	3,925,110
Kintetsu Group Holdings Co. Ltd.	16,100	544,625
Kirin Holdings Co. Ltd.	101,200	1,490,147
Koei Tecmo Holdings Co. Ltd.	28,400	429,357
Kyocera Corp.[1]	136,100	6,810,721
Mazda Motor Corp.	276,700	1,866,439
Mitsubishi Electric Corp.[1]	599,300	5,279,821
Mitsubishi Heavy Industries Ltd.[1]	46,700	1,608,016
Mitsubishi UFJ Financial Group, Inc.[1]	190,300	895,221
Mitsui Chemicals, Inc.[1]	35,900	665,150
Mizuho Financial Group, Inc.[1]	25,100	271,096
NGK Insulators Ltd.	121,600	1,420,486
Nihon M&A Center Holdings, Inc.	147,100	1,664,947
Nintendo Co. Ltd.[1]	141,000	5,755,876
NIPPON EXPRESS HOLDINGS, Inc.	25,900	1,301,140
Nippon Steel Corp.[1]	134,900	1,853,010
Nippon Telegraph & Telephone Corp.[1]	303,700	8,361,732
Nissan Motor Co. Ltd.	270,400	862,690
Nisshin Seifun Group, Inc.	25,200	272,515
Nitto Denko Corp.[1]	33,500	1,764,047
Nomura Real Estate Master Fund, Inc.[1]	303	345,395
Nomura Research Institute Ltd.[1]	47,200	1,049,101

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
NTT Data Corp.[1]	3,000	43,519
Ono Pharmaceutical Co. Ltd.	29,900	702,985
Otsuka Holdings Co. Ltd.	74,600	2,391,093
Recruit Holdings Co. Ltd.[1]	173,432	5,353,595
Ricoh Co. Ltd.	144,400	1,058,516
Secom Co. Ltd.	114,500	6,538,347
Sekisui Chemical Co. Ltd.	440,700	5,512,640
Sekisui House Ltd.	8,700	144,810
SG Holdings Co. Ltd.	10,200	135,273
Shimadzu Corp.	91,800	2,423,182
Shimano, Inc.	16,700	2,591,563
Shin-Etsu Chemical Co. Ltd.[1]	10,900	1,139,151
Shionogi & Co. Ltd.	7,900	366,058
SoftBank Corp.	137,200	1,352,208
SoftBank Group Corp.	23,700	1,020,075
Sony Group Corp.	122,600	8,235,171
Square Enix Holdings Co. Ltd.	23,300	1,040,465
Subaru Corp.	13,000	202,438
SUMCO Corp.	58,000	736,824
Sumitomo Corp.[1]	91,000	1,160,029
Sumitomo Electric Industries Ltd.	3,000	31,353
Sumitomo Mitsui Financial Group, Inc.	71,500	2,006,587
Suzuki Motor Corp.	108,782	3,672,522
Taisei Corp.	33,700	919,019
Takeda Pharmaceutical Co. Ltd.	437,800	11,535,697
TDK Corp.[1]	26,100	817,079
Tobu Railway Co. Ltd.	5,200	120,300
Tokio Marine Holdings, Inc.[1]	336,000	6,080,742
Tokyo Gas Co. Ltd.[1]	61,900	1,106,078
Toray Industries, Inc.[1]	93,900	457,517
Tosoh Corp.[1]	125,100	1,362,096
Toyota Industries Corp.	90,300	4,651,791
Yakult Honsha Co. Ltd.	600	33,249
Yamaha Motor Co. Ltd.	2,200	45,422
		196,152,239
Netherlands—6.1%
Adyen NV*,2,3	3,101	4,451,583
ASM International NV	4,082	906,851
ASML Holding NV1	18,152	8,574,703
ASML Holding NV NY Registered Shares	10,672	5,041,666

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Heineken NV	4,311	360,425
Koninklijke Ahold Delhaize NV1	72,162	2,014,623
Koninklijke Philips NV	487,990	6,181,557
Shell PLC	522,930	14,416,689
Wolters Kluwer NV1	7,272	772,914
		42,721,011
New Zealand—0.0%†
Auckland International Airport Ltd.*	71,384	319,571

Norway—1.1%
DNB Bank ASA	240,649	4,259,213
Equinor ASA	83,130	3,041,366
Gjensidige Forsikring ASA	32,686	597,055
Orkla ASA	33,334	224,959
		8,122,593
Portugal—1.1%
EDP - Energias de Portugal SA	857,218	3,748,618
Galp Energia SGPS SA2	180,365	1,831,474
Jeronimo Martins, SGPS SA	101,295	2,100,198
		7,680,290
Singapore—5.5%
CapLand Ascendas REIT	98,800	182,860
DBS Group Holdings Ltd.	492,360	11,895,106
Genting Singapore Ltd.	2,746,500	1,561,834
Grab Holdings Ltd., Class A*	171,254	445,260
Mapletree Pan Asia Commercial Trust	100,600	112,994
Oversea-Chinese Banking Corp. Ltd.	495,100	4,242,415
Singapore Telecommunications Ltd.	2,138,800	3,777,197
STMicroelectronics NV	139,148	4,345,410
United Overseas Bank Ltd.	620,698	12,171,925
		38,735,001
South Africa—0.0%†
Anglo American PLC	1,900	56,837

Spain—2.4%
Amadeus IT Group SA*,1	5,928	308,969
Banco Bilbao Vizcaya Argentaria SA	206,293	1,061,954

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Spain—(concluded)
Banco Santander SA2	3,463,532	8,974,672
Iberdrola SA1	255,686	2,596,303
Industria de Diseno Textil SA1,2	169,986	3,853,659
		16,795,557
Sweden—2.9%
Alfa Laval AB	72,943	1,797,612
Assa Abloy AB, Class B1	115,464	2,332,036
Atlas Copco AB, Class A1,2	433,042	4,629,594
Epiroc AB, Class A1	2,118	32,428
EQT AB1	3,464	68,269
Skandinaviska Enskilda Banken AB, Class A	212,668	2,243,943
Swedbank AB, Class A	182,352	2,719,293
Swedish Orphan Biovitrum AB*	33,745	621,342
Telefonaktiebolaget LM Ericsson, Class B	303,136	1,685,736
Telia Co. AB2	1,594,625	4,224,430
		20,354,683
Switzerland—3.5%
Cie Financiere Richemont SA, Class A	8,760	856,798
Geberit AG1	504	224,129
Holcim AG*,1	2,552	115,908
Kuehne & Nagel International AG1	6,257	1,333,444
Novartis AG, Registered Shares	169,546	13,697,779
Partners Group Holding AG1	1,037	931,420
Sika AG1	14,588	3,289,530
Temenos AG2	38,520	2,296,544
Zurich Insurance Group AG	4,288	1,829,792
		24,575,344
Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	172,000	2,081,775
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	46,705	2,874,693
		4,956,468
United Kingdom—14.5%
Ashtead Group PLC[1]	13,828	721,536
Associated British Foods PLC	320,899	4,966,252
AstraZeneca PLC	45,662	5,369,523
BAE Systems PLC[1]	350,356	3,272,162
Barclays PLC	219,299	371,605

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
BP PLC	2,329,917	12,820,005
British American Tobacco PLC[1]	3,072	120,961
CK Hutchison Holdings Ltd.[1]	1,691,500	8,404,005
Coca-Cola Europacific Partners PLC	17,163	807,519
Compass Group PLC[1]	54,500	1,147,823
DCC PLC	20,063	1,113,599
Diageo PLC[1]	58,717	2,422,772
Experian PLC	21,786	693,061
HSBC Holdings PLC[1]	793,494	4,070,334
Imperial Brands PLC	397,476	9,681,729
InterContinental Hotels Group PLC[1]	18,266	983,692
Kingfisher PLC	2,162,698	5,429,116
Legal & General Group PLC	898,391	2,399,509
Lloyds Banking Group PLC	20,845,804	10,045,284
M&G PLC[1]	90,916	182,668
NatWest Group PLC	157,434	423,920
Pearson PLC	13,270	146,154
RELX PLC	46,979	1,261,225
SSE PLC	371,597	6,630,851
Taylor Wimpey PLC	342,437	368,280
Tesco PLC	2,452,454	6,049,630
Travis Perkins PLC	188,213	1,775,953
Unilever PLC[1]	60,800	2,771,236
WPP PLC	822,638	7,226,451
		101,676,855
United States—6.6%
Aptiv PLC*	19,043	1,734,246
Atlassian Corp., Class A	12,152	2,463,575
Brookfield Renewable Corp., Class A	77,033	2,390,334
Computershare Ltd.	34,046	550,318
CSL Ltd.[1]	3,030	543,609
CyberArk Software Ltd.*	15,233	2,390,210
Ferguson PLC	20,372	2,221,783
GSK PLC	504,559	8,267,437
James Hardie Industries PLC[1]	22,525	489,876
Nestle SA, Registered Shares[1]	92,107	10,029,807
Roche Holding AG1	16,548	5,495,618
SolarEdge Technologies, Inc.*	12,738	2,930,122
Stellantis NV1	168,201	2,270,628
Tenaris SA	24,858	385,808

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Waste Connections, Inc.	33,384	4,403,684
		46,567,055
Total common stocks (cost—$844,159,039)		786,276,246

Preferred stocks—0.2%
Germany—0.2%
Volkswagen AG*,1 (cost—$2,609,387)	9,645	1,232,826

Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 3.010%[4] (cost—$3,757,172)	3,757,172	3,757,172

Investment of cash collateral from securities loaned—2.3%
Money market funds—2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[4] (cost—$16,389,907)	16,389,907	16,389,907
Total investments before investments sold short (cost—$866,915,505)[5]—114.8%		807,656,151

Investments sold short—(13.0)%
Common stocks—(12.9)%
Australia—(0.5)%
ASX Ltd.	(9,623)	(416,717)
Fortescue Metals Group Ltd.	(175,711)	(1,652,185)
Macquarie Group Ltd.	(956)	(103,650)
Origin Energy Ltd.	(18,002)	(64,139)
Ramsay Health Care Ltd.	(19,653)	(736,286)
Reece Ltd.	(18,402)	(182,801)
		(3,155,778)
Austria—(0.1)%
Verbund AG	(9,095)	(712,309)

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Belgium—(0.3)%
Elia Group SA/NV	(2,516)	(318,015)
Groupe Bruxelles Lambert NV	(17,680)	(1,303,430)
Proximus SADP	(40,295)	(422,507)
Sofina SA	(2,087)	(407,339)
		(2,451,291)
China—(0.0)%†
Prosus NV	(3,146)	(136,922)
Xinyi Glass Holdings Ltd.	(145,000)	(186,569)
		(323,491)
Denmark—(0.3)%
Chr Hansen Holding AS	(24,421)	(1,356,164)
Demant A/S	(17,680)	(483,165)
		(1,839,329)
France—(1.4)%
Adevinta ASA	(37,382)	(256,018)
BioMerieux	(20,128)	(1,781,084)
Covivio	(12,103)	(648,274)
Dassault Aviation SA	(13,301)	(1,976,964)
Electricite de France SA	(201,185)	(2,375,911)
Remy Cointreau SA	(26)	(3,985)
SEB SA	(3,865)	(251,711)
Unibail-Rodamco-Westfield	(59,146)	(2,798,635)
Veolia Environnement SA	(2,538)	(56,660)
		(10,149,242)
Germany—(0.7)%
Bechtle AG	(6,795)	(235,030)
Commerzbank AG	(107,666)	(861,422)
Fresenius Medical Care AG & Co. KGaA	(40,566)	(1,121,700)
KION Group AG	(17,286)	(383,852)
Knorr-Bremse AG	(1,213)	(54,615)
LEG Immobilien SE	(2,695)	(176,100)
Siemens Energy AG	(38,390)	(448,248)

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(concluded)
Vonovia SE	(70,042)	(1,550,505)
		(4,831,472)
Hong Kong—(0.6)%
AIA Group Ltd.	(32,800)	(248,414)
CK Infrastructure Holdings Ltd.	(55,500)	(263,725)
CLP Holdings Ltd.	(23,000)	(154,414)
Henderson Land Development Co. Ltd.	(322,000)	(788,422)
HK Electric Investments & HK Electric Investments Ltd.	(62,500)	(39,731)
Hongkong Land Holdings Ltd.	(134,100)	(516,285)
MTR Corp. Ltd.	(104,500)	(459,954)
Power Assets Holdings Ltd.	(220,000)	(1,052,404)
Sino Land Co. Ltd.	(256,000)	(273,622)
Techtronic Industries Co. Ltd.	(34,500)	(326,776)
Wharf Real Estate Investment Co. Ltd.	(85,000)	(335,142)
		(4,458,889)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(827,133)

Italy—(0.1)%
Atlantia SpA	(7,225)	(161,224)
Telecom Italia SpA	(4,506,104)	(882,170)
		(1,043,394)
Japan—(3.9)%
Azbil Corp.	(4,100)	(111,534)
Daiwa House REIT Investment Corp.	(202)	(407,546)
GLP J-Reit	(472)	(489,157)
Hitachi Construction Machinery Co. Ltd.	(20,800)	(407,621)
Hitachi Ltd.	(62,900)	(2,859,572)
Hulic Co. Ltd.	(10,600)	(76,990)
Japan Exchange Group, Inc.	(17,700)	(232,536)
JFE Holdings, Inc.	(29,900)	(274,076)
JSR Corp.	(60,800)	(1,158,796)
Kansai Electric Power Co., Inc.	(26,700)	(202,367)
Keisei Electric Railway Co. Ltd.	(43,000)	(1,142,271)
Kobayashi Pharmaceutical Co. Ltd.	(3,000)	(159,387)
Kobe Bussan Co. Ltd.	(71,500)	(1,555,550)
Koito Manufacturing Co. Ltd.	(11,800)	(167,761)

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Kose Corp.	(17,000)	(1,700,057)
Kubota Corp.	(287,800)	(4,019,077)
Kurita Water Industries Ltd.	(50,100)	(1,839,645)
Makita Corp.	(40,300)	(737,187)
Mitsubishi Chemical Group Corp.	(71,400)	(322,727)
Mitsubishi HC Capital, Inc.	(54,200)	(232,554)
Nippon Building Fund, Inc.	(100)	(444,534)
Nippon Prologis REIT, Inc.	(100)	(209,489)
Nitori Holdings Co. Ltd.	(25,000)	(2,275,631)
Odakyu Electric Railway Co. Ltd.	(128,300)	(1,526,364)
Osaka Gas Co. Ltd.	(31,200)	(462,036)
Pan Pacific International Holdings Corp.	(26,200)	(430,103)
Rakuten Group, Inc.	(144,900)	(649,002)
Renesas Electronics Corp.	(33,600)	(281,667)
SBI Holdings, Inc.	(3,900)	(70,501)
Seven & i Holdings Co. Ltd.	(10,500)	(392,192)
Shiseido Co. Ltd.	(56,800)	(1,969,158)
Sumitomo Metal Mining Co. Ltd.	(4,300)	(120,936)
Sumitomo Mitsui Trust Holdings, Inc.	(1,100)	(31,640)
Sumitomo Realty & Development Co. Ltd.	(11,300)	(259,521)
		(27,219,185)
Luxembourg—(0.2)%
ArcelorMittal SA	(75,226)	(1,684,220)

Macau—(0.1)%
Galaxy Entertainment Group Ltd.	(92,000)	(420,172)

Netherlands—(0.5)%
Aegon NV	(11,292)	(52,282)
EXOR NV	(19,873)	(1,335,485)
Koninklijke DSM NV	(1,117)	(131,692)
OCI NV	(46,825)	(1,791,760)
		(3,311,219)
New Zealand—(0.2)%
Fisher & Paykel Healthcare Corp. Ltd.	(59,652)	(679,067)

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
New Zealand—(concluded)
Mercury NZ Ltd.	(254,665)	(861,722)
		(1,540,789)
Norway—(0.1)%
Norsk Hydro ASA	(154,317)	(979,385)

Singapore—(0.1)%
CapitaLand Integrated Commercial Trust	(33,887)	(45,004)
Keppel Corp. Ltd.	(106,200)	(522,898)
		(567,902)
Spain—(0.6)%
ACS Actividades de Construccion y Servicios SA	(32,532)	(834,286)
Naturgy Energy Group SA	(52,920)	(1,357,661)
Siemens Gamesa Renewable Energy SA	(111,544)	(1,979,790)
		(4,171,737)
Sweden—(1.2)%
Boliden AB	(100,870)	(2,938,068)
Electrolux AB	(110,276)	(1,360,922)
Embracer Group AB	(93,715)	(451,294)
Getinge AB	(18,476)	(375,337)
Husqvarna AB, Class B	(37,544)	(223,063)
Kinnevik AB, Class B	(11,420)	(141,183)
SKF AB, Class B	(192,237)	(2,782,258)
		(8,272,125)
Switzerland—(0.8)%
Adecco Group AG, Registered Shares	(3,481)	(108,947)
Alcon, Inc.	(34,051)	(2,072,270)
Bachem Holding AG	(1,132)	(81,225)
Clariant AG	(7,789)	(125,312)
Logitech International SA, Registered Shares	(2,830)	(140,885)
Schindler Holding AG	(10,389)	(1,693,718)
Swiss Prime Site AG	(11,759)	(948,846)

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Switzerland—(concluded)
Temenos AG	(6,477)	(386,156)
		(5,557,359)
United Kingdom—(1.1)%
Admiral Group PLC	(12,120)	(280,347)
AVEVA Group PLC	(58,551)	(2,094,963)
BT Group PLC	(333,472)	(496,388)
Croda International PLC	(3,827)	(296,683)
Entain PLC	(121,865)	(1,765,102)
Land Securities Group PLC	(111,825)	(731,486)
Melrose Industries PLC	(438,844)	(588,318)
Next PLC	(10,890)	(615,566)
Ocado Group PLC	(83,915)	(454,608)
Phoenix Group Holdings PLC	(7,760)	(48,269)
Rolls-Royce Holdings PLC	(175,292)	(157,101)
Smith & Nephew PLC	(20,344)	(240,304)
		(7,769,135)
Total common stocks (cost—$(113,575,741))		(91,285,556)

Preferred stocka—(0.1)%
Germany—(0.1)%
Sartorius AG	(1,548)	(546,295)
		(546,295)
Total investments sold short (proceeds—$114,108,089)		(91,831,851)
Liabilities in excess of other assets—(1.8)%		(12,430,332)
Net assets—100.0%		$703,393,968

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE International Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	786,276,246	—	—	786,276,246
Preferred stocks	—	1,232,826	—	1,232,826
Short-term investments	—	3,757,172	—	3,757,172
Investment of cash collateral from securities loaned	—	16,389,907	—	16,389,907
Total	786,276,246	21,379,905	—	807,656,151

Liabilities
Investments sold short
Common stocks	(81,884,133)	(9,401,423)	—	(91,285,556)
Preferred stocks	—	(546,295)	—	(546,295)
Total	(81,884,133)	(9,947,718)	—	(91,831,851)

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, pledged as collateral for investments sold short.

2	Security, or portion thereof, was on loan at the period end.

3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $9,719,739, represented 1.4% of the Portfolio's net assets at period end.

4	Rates shown reflect yield at October 31, 2022.

5	Includes $16,389,907 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $22,669,856 and non-cash collateral of $5,043,076.

PACE International Emerging Markets Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2022

Common stocks
Airlines	1.1%
Auto components	0.7
Automobiles	2.2
Banks	18.1
Beverages	1.0
Biotechnology	0.2
Capital markets	1.6
Chemicals	2.8
Construction materials	0.7
Consumer finance	0.7
Diversified financial services	1.4
Electric utilities	0.5
Electrical equipment	3.5
Electronic equipment, instruments & components	1.3
Entertainment	0.1
Food & staples retailing	2.9
Food products	2.7
Gas utilities	0.4
Health care providers & services	1.7
Hotels, restaurants & leisure	2.8
Household durables	2.0
Independent power and renewable electricity producers	0.4
Insurance	2.5
Interactive media & services	4.8
Internet & catalog retail	2.0
Internet & direct marketing retail	6.0
IT services	3.5
Life sciences tools & services	0.3
Machinery	2.0
Metals & mining	4.7
Oil, gas & consumable fuels	5.0
Paper & forest products	0.6
Personal products	0.4
Pharmaceuticals	1.3
Real estate management & development	0.9
Road & rail	0.9
Semiconductors & semiconductor equipment	8.3
Software	0.8
Specialty retail	0.8
Technology hardware, storage & peripherals	1.8
Transportation infrastructure	2.2
Wireless telecommunication services	0.3
Total common stocks	97.9
Preferred stocks
Banks	0.9
Chemicals	0.7
Technology hardware, storage & peripherals	0.3
Total preferred stocks	1.9
Short-term investments	0.5
Investment of cash collateral from securities loaned	2.9
Total investments	103.2
Liabilities in excess of other assets	(3.2)
Net assets	100.0%

1 The portfolio is actively managed and its composition will vary over time.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—97.9%
Austria—0.3%
Mondi PLC	39,227	657,913

Brazil—11.9%
B3 SA - Brasil Bolsa Balcao	1,145,300	3,334,684
Banco Bradesco SA	459,220	1,479,319
Banco BTG Pactual SA	127,000	711,525
Banco do Brasil SA	310,200	2,223,135
Centrais Eletricas Brasileiras SA	122,600	1,182,447
Hapvida Participacoes e Investimentos SA1	1,353,689	2,044,095
Hypera SA	39,900	392,473
Itau Unibanco Holding SA, ADR	73,350	426,897
Locaweb Servicos de Internet SA*,1	373,700	790,735
MercadoLibre, Inc.*	5,353	4,826,372
Petroleo Brasileiro SA, ADR	219,067	2,808,439
Raia Drogasil SA	193,900	987,612
Rumo SA	406,500	1,742,311
Suzano SA	87,000	896,022
TOTVS SA	312,900	2,008,666
Vale SA, ADR	53,896	697,414
WEG SA	340,400	2,654,402
		29,206,548
Canada—1.1%
Barrick Gold Corp.	62,411	938,038
Ivanhoe Mines Ltd., Class A*,2	270,891	1,879,047
		2,817,085
Chile—0.4%
Sociedad Quimica y Minera de Chile SA, ADR	9,537	893,426

China—30.2%
Airtac International Group	45,000	1,033,439
Akeso, Inc., Class A*,1,2	108,000	433,395
Alibaba Group Holding Ltd.*	939,632	7,355,791
Alibaba Group Holding Ltd., ADR*	15,407	979,577
Autohome, Inc., ADR	29,125	760,745
Baidu, Inc., ADR*	42,710	3,270,305
Baidu, Inc., Class A*	93,750	896,935
Bank of China Ltd., Class A	1,667,600	687,731
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	83,100	278,951

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(continued)
CALB Co. Ltd.*,1	105,300	268,292
China Medical System Holdings Ltd.	386,000	421,423
China Merchants Bank Co. Ltd., Class A	173,800	638,659
China Merchants Bank Co. Ltd., Class H	323,500	1,063,270
China Merchants Port Holdings Co. Ltd.	1,224,298	1,434,910
China Overseas Land & Investment Ltd.	513,000	978,991
China Resources Power Holdings Co. Ltd.	684,000	995,112
China Tourism Group Duty Free Corp. Ltd., Class A	87,319	1,918,515
Contemporary Amperex Technology Co. Ltd., Class A	17,800	909,389
CSPC Pharmaceutical Group Ltd.	1,130,400	1,162,132
Dongfeng Motor Group Co. Ltd., Class H	1,986,000	898,167
Foshan Haitian Flavouring & Food Co. Ltd., Class A	141,155	1,154,212
Fujian Sunner Development Co. Ltd., Class A	356,000	1,071,131
Full Truck Alliance Co. Ltd., ADR*,2	98,975	471,121
Geely Automobile Holdings Ltd.	935,000	1,005,319
Gree Electric Appliances, Inc. of Zhuhai, Class A	795,400	3,124,451
Hello Group, Inc., ADR	153,100	719,570
Industrial & Commercial Bank of China Ltd., Class A	2,207,200	1,255,019
JD.com, Inc., Class A	49,285	911,028
Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	31,963	1,467,120
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	12,400	221,969
Kuaishou Technology*,1	250,400	1,030,354
Kunlun Energy Co. Ltd.	1,616,000	965,526
Kweichow Moutai Co. Ltd., Class A	9,700	1,794,180
Lenovo Group Ltd.	1,192,000	953,643
Li Auto, Inc., ADR*,2	16,499	224,716
Li Auto, Inc., Class A*,2	85,900	586,006
Lizhong Sitong Light Alloys Group Co. Ltd., Class A	151,100	575,946
LONGi Green Energy Technology Co. Ltd., Class A	57,076	375,210
Meituan, Class B*,1	106,500	1,693,222
Midea Group Co. Ltd., Class A	342,800	1,887,171
NetEase, Inc.	30,975	337,781
Ningbo Huaxiang Electronic Co. Ltd., Class A	140,900	274,132
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	49,041	526,183
PICC Property & Casualty Co. Ltd., Class H	1,368,000	1,261,753
Pinduoduo, Inc., ADR*	49,519	2,715,127
Ping An Insurance Group Co. of China Ltd., Class H	325,000	1,300,058
QuakeSafe Technologies Co. Ltd., Class A	94,615	549,391
Shandong Head Group Co. Ltd., Class A	74,500	244,774
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	851,200	1,331,859

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
China—(concluded)
Shenzhen Inovance Technology Co. Ltd., Class A	129,500	1,183,467
Shenzhen Senior Technology Material Co. Ltd., Class A	324,008	820,830
Silergy Corp.	38,000	441,058
Sinopharm Group Co. Ltd., Class H	260,800	497,037
Skshu Paint Co. Ltd., Class A*	50,700	603,654
Suzhou Maxwell Technologies Co. Ltd., Class A	27,800	1,818,774
Tencent Holdings Ltd.	146,102	3,826,740
Tianqi Lithium Corp.*	7,600	61,965
Tingyi Cayman Islands Holding Corp.	330,000	516,252
TravelSky Technology Ltd., Class H	735,000	1,067,436
Trip.com Group Ltd., ADR*	82,487	1,866,681
Weibo Corp., ADR*	59,035	668,276
Wuliangye Yibin Co. Ltd., Class A	30,500	557,881
Wuxi Lead Intelligent Equipment Co. Ltd.	194,423	1,334,317
Xinyi Solar Holdings Ltd.	540,000	535,897
Yum China Holdings, Inc.	13,510	558,639
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	37,000	1,155,838
Zijin Mining Group Co. Ltd., Class H	408,000	389,826
		74,318,269
Czech Republic—0.4%
Komercni Banka A.S.	35,418	1,016,008

Ghana—0.3%
Kosmos Energy Ltd.*	102,977	668,321

Greece—0.2%
Eurobank Ergasias Services and Holdings SA, Class A*	520,476	514,360

Hong Kong—0.6%
WH Group Ltd.[1]	3,156,686	1,596,510

Hungary—0.4%
OTP Bank Nyrt	45,309	987,623

India—15.0%
Asian Paints Ltd.	20,840	782,392
Axis Bank Ltd.	85,602	936,914
Bajaj Finance Ltd.	20,974	1,810,158
Britannia Industries Ltd.	23,084	1,050,371
Havells India Ltd.	52,388	769,769
HCL Technologies Ltd.	36,539	459,576

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
India—(concluded)
HDFC Bank Ltd.	165,017	2,983,672
Housing Development Finance Corp. Ltd.	112,190	3,347,369
ICICI Bank Ltd.	243,190	2,669,648
Indian Hotels Co. Ltd.	154,327	622,323
Infosys Ltd.	171,141	3,179,064
Infosys Ltd., ADR[2]	18,422	345,044
InterGlobe Aviation Ltd.*,1	129,009	2,776,785
Maruti Suzuki India Ltd.	14,186	1,632,793
Motherson Sumi Wiring India Ltd.[3]	232,424	245,684
Reliance Industries Ltd.	261,644	8,058,803
State Bank of India	189,814	1,315,759
State Bank of India, GDR	20,695	1,423,816
UPL Ltd.	283,321	2,499,242
		36,909,182
Indonesia—3.5%
Bank Central Asia Tbk. PT	7,131,700	4,023,655
Bank Mandiri Persero Tbk. PT	1,195,200	808,422
Bank Rakyat Indonesia Persero Tbk. PT	12,500,188	3,726,615
		8,558,692
Macau—1.6%
Galaxy Entertainment Group Ltd.	379,000	1,730,924
Sands China Ltd.*	1,243,600	2,170,456
		3,901,380
Mexico—3.8%
Cemex SAB de CV, ADR*	232,418	897,134
Grupo Aeroportuario del Pacifico SAB de CV, Class B	261,900	4,056,786
Grupo Financiero Banorte SAB de CV, Class O	101,483	824,905
Wal-Mart de Mexico SAB de CV	925,700	3,575,623
		9,354,448
Peru—1.2%
Credicorp Ltd.	19,552	2,861,631

Philippines—0.2%
Ayala Land, Inc.	684,600	301,247

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Philippines—(concluded)
Monde Nissin Corp.[1]	905,100	182,426
		483,673
Poland—1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	191,154	1,043,837
Powszechny Zaklad Ubezpieczen SA	336,491	1,888,934
		2,932,771
Russia—0.0%†
Alrosa PJSC[3,4]	215,380	0
LUKOIL PJSC, ADR[3,4,5]	13,640	0
Rosneft Oil Co. PJSC[3,4]	126,429	0
		—
Saudi Arabia—1.0%
Saudi Arabian Oil Co.[1]	74,793	694,675
Saudi National Bank	109,450	1,730,204
		2,424,879
South Africa—3.6%
Absa Group Ltd.	108,653	1,181,482
Capitec Bank Holdings Ltd.	21,078	2,180,890
Clicks Group Ltd.	89,984	1,524,737
Gold Fields Ltd., ADR[2]	263,819	2,078,894
MTN Group Ltd.	103,023	728,221
Naspers Ltd., N Shares	11,077	1,145,827
		8,840,051
South Korea—7.9%
DB Insurance Co. Ltd.	25,884	1,023,040
Doosan Fuel Cell Co. Ltd.*	20,586	393,814
Hana Financial Group, Inc.	31,998	926,616
Hyundai Mobis Co. Ltd.	6,782	1,042,689
Kakao Corp.	15,060	536,026
KB Financial Group, Inc.	26,145	881,932
Kia Corp.	21,100	982,084
LG Chem Ltd.	2,042	897,393
POSCO Holdings, Inc.	10,723	1,874,427
Samsung Biologics Co. Ltd.*,1	1,130	695,714
Samsung Electronics Co. Ltd.	81,015	3,378,350

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Samsung Fire & Marine Insurance Co. Ltd.	4,467	627,189
Shinhan Financial Group Co. Ltd.	32,217	821,003
SK Hynix, Inc.	85,108	4,941,157
WONIK IPS Co. Ltd.	24,214	467,468
		19,488,902
Taiwan—7.4%
ASPEED Technology, Inc.	9,000	469,237
CTBC Financial Holding Co. Ltd.	787,934	498,839
Delta Electronics, Inc.	69,000	551,400
E. Sun Financial Holding Co. Ltd.	1,320,867	951,016
eMemory Technology, Inc.	15,000	500,427
FLEXium Interconnect, Inc.*	231,000	656,672
Globalwafers Co. Ltd.	14,000	155,761
Hon Hai Precision Industry Co. Ltd.	358,000	1,138,801
MediaTek, Inc.	158,469	2,901,597
Taiwan Semiconductor Manufacturing Co. Ltd.	370,231	4,481,033
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	82,949	5,105,511
Zhen Ding Technology Holding Ltd.	242,000	796,090
		18,206,384
Thailand—2.1%
Bangkok Bank PCL, NVDR	626,300	2,394,289
Bangkok Dusit Medical Services PCL, Class F	2,105,800	1,632,189
CP ALL PCL	731,400	1,153,021
		5,179,499
United Arab Emirates—0.2%
Aldar Properties PJSC	388,065	456,410

United Kingdom—0.4%
Unilever PLC	21,642	988,433

United States—1.4%
Globant SA*	11,771	2,220,952
JBS SA	230,300	1,112,823
		3,333,775
Uruguay—0.2%
Dlocal Ltd.*,2	22,757	507,481

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Vietnam—0.3%
Hoa Phat Group JSC	633,635	399,050
Vincom Retail JSC*	432,920	428,564
		827,614
Zambia—1.1%
First Quantum Minerals Ltd.[2]	158,286	2,791,950
Total common stocks (cost—$290,856,413)		240,723,218

Preferred stocks—1.9%
Brazil—0.9%
Banco Bradesco SA	439,889	1,691,259
Itausa SA	241,559	502,244
		2,193,503
Chile—0.5%
Sociedad Quimica y Minera de Chile SA, Class B	11,622	1,103,633

South Korea—0.5%
LG Chem Ltd.	2,471	501,330
Samsung Electronics Co. Ltd.	20,792	777,994
		1,279,324
Total preferred stocks (cost—$4,505,313)		4,576,460

Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 3.010%[6] (cost—$1,332,872)	1,332,872	1,332,872

Investment of cash collateral from securities loaned—2.9%
Money market funds—2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[6] (cost—$7,234,898)	7,234,898	7,234,898
Total investments (cost—$303,929,496)[7]—103.2%		253,867,448
Liabilities in excess of other assets—(3.2)%		(7,899,380)
Net assets—100.0%		$245,968,068

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2022 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	82,753,167	157,970,051	0	240,723,218
Preferred stocks	3,472,827	1,103,633	—	4,576,460
Short-term investments	—	1,332,872	—	1,332,872
Investment of cash collateral from securities loaned	—	7,234,898	—	7,234,898
Total	86,225,994	167,641,454	0	253,867,448

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,206,203, represented 5.0% of the Portfolio's net assets at period end.

2	Security, or portion thereof, was on loan at the period end.

3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5	Security is traded on the Turquoise Exchange.

6	Rates shown reflect yield at October 31, 2022.

7	Includes $8,308,359 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $7,234,898 and non-cash collateral of $1,676,515.

PACE Global Real Estate Securities Investments

Portfolio statistics and industry diversification – (unaudited)

As a percentage of net assets as of October 31, 2022

Common stocks
Apartments	7.9%
Building & Construct-Misc	2.5
Building-Heavy Construction	3.4
Diversified	16.7
Health care	2.9
Manufactured homes	5.7
Office property	4.1
Physical Therapy/Rehabilitation Centers	1.9
Real estate management/service	3.9
Real estate operations/development	14.2
Regional malls	4.6
Shopping centers	6.3
Single tenant	2.3
Storage	8.1
Warehouse/industrial	14.2
Total common stocks	98.7
Short-term investments	0.1
Investment of cash collateral from securities loaned	2.4
Total investments	101.2
Liabilities in excess of other assets	(1.2)
Net assets	100.0%

1	The Portfolio is actively managed and its composition will vary overtime

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—98.7%
Australia—5.3%
Goodman Group	183,864	1,999,346
National Storage REIT[1]	989,838	1,652,521
Rural Funds Group	99,495	162,287
		3,814,154
Belgium—1.6%
Shurgard Self Storage SA	26,891	1,170,630

Canada—4.3%
Brookfield Asset Management, Inc., Class A	29,916	1,184,694
Canadian Apartment Properties REIT	14,548	450,531
Granite REIT	28,095	1,435,735
		3,070,960
China—1.5%
ESR Group Ltd.[2]	651,400	1,111,993

Germany—3.4%
LEG Immobilien SE	12,293	803,262
Vonovia SE	75,356	1,668,140
		2,471,402
Hong Kong—3.2%
Sino Land Co. Ltd.[1]	982,000	1,049,598
Swire Properties Ltd.	637,600	1,224,897
		2,274,495
Japan—5.2%
Heiwa Real Estate Co. Ltd.	14,300	397,182
Japan Logistics Fund, Inc.	465	996,015
Katitas Co. Ltd.	81,900	1,836,891
Star Asia Investment Corp.[1]	1,353	515,923
		3,746,011
Mexico—1.2%
Corp Inmobiliaria Vesta SAB de CV	390,171	847,967

Singapore—3.8%
Capitaland India Trust	865,000	684,374
Capitaland Investment Ltd.	746,000	1,586,225

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
Parkway Life REIT	162,200	458,322
		2,728,921
Spain—1.8%
Cellnex Telecom SA1,2	40,460	1,323,490

Tanzania, United Republic Of—1.6%
Helios Towers PLC*,1	779,621	1,122,057

United Kingdom—6.8%
Big Yellow Group PLC	98,343	1,269,900
Grainger PLC	501,194	1,304,726
Segro PLC	86,702	780,524
Shaftesbury PLC[1]	240,672	1,014,585
UNITE Group PLC	55,396	566,035
		4,935,770
United States—59.0%
Alexandria Real Estate Equities, Inc.	10,704	1,555,291
American Homes 4 Rent, Class A	40,637	1,297,946
American Tower Corp.	5,839	1,209,782
AvalonBay Communities, Inc.	10,835	1,897,425
Boston Properties, Inc.	11,189	813,440
Brixmor Property Group, Inc.	80,319	1,711,598
Douglas Emmett, Inc.	33,405	587,594
Encompass Health Corp.	25,133	1,368,241
Equinix, Inc.	5,929	3,358,423
Equity LifeStyle Properties, Inc.	33,735	2,157,691
Essex Property Trust, Inc.	6,549	1,455,450
Extra Space Storage, Inc.	16,359	2,902,741
Farmland Partners, Inc.[1]	15,317	214,591
National Retail Properties, Inc.	39,713	1,669,137
Phillips Edison & Co., Inc.	54,545	1,643,986
Prologis, Inc.	52,019	5,761,104
Rayonier, Inc.	55,051	1,855,219
SBA Communications Corp.	3,885	1,048,561
Simon Property Group, Inc.	30,455	3,318,986
Sun Communities, Inc.	14,541	1,960,854
Urban Edge Properties	84,775	1,197,023
Welltower, Inc.	26,206	1,599,614

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Weyerhaeuser Co.	60,804	1,880,668
		42,465,365
Total common stocks (cost—$88,187,028)		71,083,215

Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund, 3.010% (cost—$67,286)	67,286	67,286

Investment of cash collateral from securities loaned—2.4%
Money market funds—2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.090%[3] (cost—$1,702,681)	1,702,681	1,702,681
Total investments (cost—$89,956,995)[4]—101.2%		72,853,182
Liabilities in excess of other assets—(1.2)%		(837,923)
Net assets—100.0%		$72,015,259

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's  investments. In the event a Portfolio  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	46,384,292	24,698,923	—	71,083,215
Short-term investments	—	67,286	—	67,286
Investment of cash collateral from securities loaned	—	1,702,681	—	1,702,681
Total	46,384,292	26,468,890	—	72,853,182

At October 31, 2022, there were no transfers in or out of Level 3.

PACE Global Real Estate Securities Investments

Portfolio of investments – October 31, 2022 (unaudited)

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security, or portion thereof, was on loan at the period end.

2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,435,483, represented 3.4% of the Portfolio's net assets at period end.

3	Rates shown reflect yield at October 31, 2022.

4	Includes $3,975,112 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,702,681 and non-cash collateral of $2,407,052.

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2022

Common stocks
Aerospace & defense	0.5
Air freight & logistics	0.1
Airlines	0.6
Auto components	0.1
Automobiles	0.4
Banks	1.9
Beverages	0.8
Biotechnology	1.1
Building products	0.6
Capital markets	1.5
Chemicals	1.5
Commercial services & supplies	0.4
Communications equipment	0.0	†
Construction & engineering	0.7
Consumer finance	0.3
Containers & packaging	0.2
Distributors	0.6
Diversified consumer services	0.1
Diversified financial services	0.9
Diversified telecommunication services	0.7
Electric utilities	0.7
Electrical equipment	0.2
Electronic equipment, instruments & components	0.7
Energy equipment & services	0.8
Entertainment	0.8
Equity real estate investment trusts	2.1
Food & staples retailing	1.3
Food products	1.3
Gas utilities	0.0	†
Health care equipment & supplies	1.3
Health care providers & services	1.7
Health care technology	0.0	†
Hotels, restaurants & leisure	0.8
Household durables	0.2
Household products	0.2
Independent power and renewable electricity producers	0.8
Industrial conglomerates	0.3
Insurance	1.7

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2022

Common stocks—(concluded)
Interactive media & services	0.6
Internet & catalog retail	0.1
Internet & direct marketing retail	0.1
IT services	0.5
Leisure products	0.1
Life sciences tools & services	0.2
Machinery	0.7
Marine	0.1
Media	0.5
Metals & mining	1.5
Mortgage real estate investment	0.0	†
Multi-utilities	1.0
Multiline retail	0.5
Oil & Gas	0.1
Oil, gas & consumable fuels	3.2
Paper & forest products	0.4
Personal products	0.0	†
Pharmaceuticals	0.8
Professional services	0.2
Real estate management & development	0.5
Road & rail	0.3
Semiconductors & semiconductor equipment	1.0
Software	2.9
Specialty retail	1.5
Technology hardware, storage & peripherals	0.8
Textiles, apparel & luxury goods	0.1
Thrifts & mortgage finance	0.1
Tobacco	0.1
Trading companies & distributors	1.5
Wireless telecommunication services	0.5
Total common stocks	47.8
Preferred stocks
Automobiles	0.0	†
Investment companies	8.0%
Warrant
Pharmaceuticals	0.0	†
Corporate bonds
Airlines	0.5
Auto manufacturers	0.0	†
Biotechnology	0.2
Chemicals	0.1
Commercial services	0.0	†
Diversified financial services	0.1
Electronics	0.0	†
Energy-Alternate Sources	0.7
Entertainment	0.9
Food	0.0	†
Healthcare-products	0.1
Healthcare-services	0.1
Internet	0.6
Iron & steel	1.6
Leisure Time	0.7
Media	4.3
Retail	1.2
Software	0.4
Transportation	0.0	†
Total corporate bonds	11.5
Short-term U.S. Treasury obligations	1.0
Short-term investments	28.1
Equity and foreign exchange options purchased
Call options	0.5
Put options	0.6
Total equity and foreign exchange options purchased	1.1

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2022

Investments sold short
Common stocks
Aerospace & defense	(0.3)
Air freight & logistics	(0.4)
Airlines	(0.4)
Auto components	(0.1)
Automobiles	(0.5)
Banks	(1.0)
Biotechnology	(0.1)
Building products	(0.3)
Capital markets	(1.2)
Chemicals	(0.2)
Commercial services & supplies	(0.2)
Construction & engineering	(0.1)
Consumer finance	(0.6)
Distributors	(0.1)
Diversified financial services	(0.1)
Diversified telecommunication services	(0.2)
Electric utilities	(0.4)
Electrical equipment	(0.1)
Entertainment	(2.4)
Equity real estate investment trusts	(1.1)
Food & staples retailing	(0.3)
Food products	(0.1)
Health care equipment & supplies	(0.1)
Health care providers & services	(0.0)†
Health care technology	(0.0)†
Hotels, restaurants & leisure	(1.6)
Household durables	(0.4)
Independent power and renewable electricity producers	(0.9)
Insurance	(0.1)
Interactive media & services	(0.1)
Internet & catalog retail	(0.0)†
Internet & direct marketing retail	(0.5)
IT services	(0.4)
Leisure products	(0.1)
Life sciences tools & services	(0.1)
Machinery	(1.4)
Media	(2.1)
Metals & mining	(1.5)

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2022

Investments sold short—(concluded)
Multiline retail	(0.5)
Oil, gas & consumable fuels	(1.7)
Paper & forest products	(0.3)
Personal products	(0.0)†
Pharmaceuticals	(0.0)†
Professional services	(0.1)
Real estate management & development	(0.3)
Road & rail	(0.3)
Semiconductors & semiconductor equipment	(0.4)
Software	(0.8)
Specialty retail	(1.0)
Textiles, apparel & luxury goods	(0.2)
Thrifts & mortgage finance	(0.1)
Trading companies & distributors	(0.2)
Transportation infrastructure	(0.0)†
Wireless telecommunication services	(0.2)
Total common stock	(25.6)
Corporate bonds	(0.0)†
Retail	(0.0)†
Investment companies	(3.5)
Total investments sold short	(29.1)
Other assets in excess of liabilities	31.6
Net assets	100.0%

† Amount represents less than 0.05% or (0.05)%.

1 The portfolio is actively managed and its composition will vary over time.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—47.8%
Australia—0.9%
BHP Group Ltd.	10,191	243,538
Coronado Global Resources, Inc.[1]	167,088	198,793
Glencore PLC	172,948	990,692
GrainCorp Ltd., Class A	48,747	260,985
Liontown Resources Ltd.*	222,464	268,234
New Hope Corp. Ltd.	57,085	206,306
Rio Tinto Ltd.	1,513	85,359
Rio Tinto PLC	5,409	281,432
Scentre Group	26,427	49,022
South32 Ltd.	276,954	637,753
Vicinity Centres	77,505	96,425
Whitehaven Coal Ltd.	8,481	48,986
		3,367,525
Austria—0.1%
Andritz AG	3,360	156,264
Mondi PLC	18,393	308,486
		464,750
Belgium—0.2%
Ageas SA	2,677	92,673
Solvay SA	4,541	409,453
Warehouses De Pauw CVA	14,557	373,747
		875,873
Brazil—0.1%
MercadoLibre, Inc.[2]	239	215,487
Yara International ASA	5,504	245,654
		461,141
Canada—9.1%
AbCellera Biologics, Inc.*	3,985	47,143
Agnico Eagle Mines Ltd.[2]	10,250	450,590
Algonquin Power & Utilities Corp.[2]	68,720	760,043
Alimentation Couche-Tard, Inc.[2]	17,910	801,930
ARC Resources Ltd.	56,900	801,073
Arizona Metals Corp.*	68,640	176,342
ATS Automation Tooling Systems, Inc.*,2	9,690	306,558
Bank of Montreal[2]	12,460	1,147,317

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(continued)
BCE, Inc.[2]	9,870	445,137
Bombardier, Inc., Class B2	6,830	200,586
Boralex, Inc., Class A2	8,770	248,677
Brookfield Infrastructure Partners LP2	17,338	630,756
CAE, Inc.*,2	17,350	331,212
Canadian National Railway Co.[2]	3,420	405,065
Canadian Natural Resources Ltd.[2]	7,510	450,429
Canfor Corp.*,2	17,020	255,734
CCL Industries, Inc., Class B2	13,170	618,696
Cenovus Energy, Inc.[2]	8,950	180,790
CES Energy Solutions Corp.[2]	158,400	333,694
Colliers International Group, Inc.[2]	7,985	750,111
Constellation Software, Inc.[2]	290	419,325
Docebo, Inc.*,2	27,010	785,309
Element Fleet Management Corp.[2]	124,040	1,652,531
Empire Co. Ltd., Class A	5,100	131,024
EQB, Inc.	7,000	248,893
Franco-Nevada Corp.[2]	3,450	426,351
George Weston Ltd.	5,700	627,383
GFL Environmental, Inc.[2]	7,110	191,899
GURU Organic Energy Corp.*	21,500	57,129
H&R REIT[2]	122,940	1,011,603
Intact Financial Corp.[2]	1,760	267,433
K-Bro Linen, Inc.	17,840	391,541
Kinaxis, Inc.*,2	4,330	462,161
Lightspeed Commerce, Inc.*,2	18,320	351,011
Linamar Corp.[2]	4,700	201,165
Loblaw Cos. Ltd.	5,800	475,205
NanoXplore, Inc.*	83,480	198,536
NexGen Energy Ltd.*,2	34,380	143,021
Parkit Enterprise, Inc.*	536,850	378,299
Payfare, Inc.*	58,150	199,332
Precision Drilling Corp.*,2	7,970	589,063
RioCan REIT	10,000	142,474
Rogers Communications, Inc., Class B2	25,407	1,057,947
Rubellite Energy, Inc.*	113,830	219,747
Saputo, Inc.[2]	71,010	1,728,404
SNC-Lavalin Group, Inc.[2]	5,330	92,293
SSR Mining, Inc.	2,944	40,627
Stantec, Inc.[2]	26,640	1,303,229
Stella-Jones, Inc.[2]	6,950	209,314

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Canada—(concluded)
StorageVault Canada, Inc.[2]	103,190	473,401
Summit Industrial Income REIT[2]	148,630	1,899,401
Tamarack Valley Energy Ltd.[2]	222,980	859,284
TELUS Corp.[2]	51,200	1,069,568
Thomson Reuters Corp.[2]	3,450	366,666
Tourmaline Oil Corp.	12,500	704,298
TransAlta Corp.[2]	154,612	1,363,678
Trican Well Service Ltd.*,2	312,500	830,367
Trisura Group Ltd.*,2	7,100	206,535
Uni-Select, Inc.*,2	76,663	2,079,273
West Fraser Timber Co. Ltd.[2]	5,290	396,909
WSP Global, Inc.[2]	5,270	647,711
		34,241,223
Chile—0.1%
Antofagasta PLC	19,111	257,628

China—0.1%
SITC International Holdings Co. Ltd.	194,000	317,828

Denmark—0.5%
A.P. Moller - Maersk A/S, Class A	66	132,100
Carlsberg A/S, Class B	1,676	197,535
Genmab AS*	898	346,123
Novo Nordisk AS, Class B	12,566	1,366,127
		2,041,885
France—1.0%
Cellectis SA*	7,279	18,088
Eiffage SA	834	75,447
Engie SA	92,134	1,197,690
Ipsen SA	2,970	305,251
Klepierre SA*	35,629	716,531
Orange SA	16,082	153,066
Renault SA*	9,820	302,493
Sartorius Stedim Biotech	997	316,473
TotalEnergies SE	15,296	832,906
		3,917,945
Germany—0.2%
Bayerische Motoren Werke AG	4,020	315,914
K+S AG Registered Shares	10,650	235,336

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Mercedes-Benz Group AG	3,994	231,298
RWE AG	3,303	127,271
		909,819
Hong Kong—0.5%
CK Infrastructure Holdings Ltd.	42,000	199,576
Jardine Matheson Holdings Ltd.	24,400	1,122,888
Swire Pacific Ltd., Class A	75,500	499,669
WH Group Ltd.[1]	398,000	201,290
		2,023,423
Indonesia—0.0%†
Golden Agri-Resources Ltd.	369,600	75,716

Israel—0.1%
Check Point Software Technologies Ltd.*,2	1,080	139,568
Sapiens International Corp. NV	2,107	41,445
		181,013
Italy—0.1%
Banca Monte dei Paschi di Siena SpA	1,574	2,971
Eni SpA	30,851	404,094
		407,065
Japan—1.8%
Allegro MicroSystems, Inc.*	1,821	46,272
Dentsu Group, Inc.	24,100	751,226
Inpex Corp.	53,800	549,234
Marubeni Corp.	106,000	928,868
Mitsubishi Corp.	33,600	910,869
Mitsubishi Heavy Industries Ltd.	15,700	540,597
Mitsubishi Motors Corp.*	5,500	18,494
Mitsui & Co. Ltd.	42,200	934,561
MS&AD Insurance Group Holdings, Inc.	1,500	39,756
Nexon Co. Ltd.	22,100	371,120
Nitto Denko Corp.	2,400	126,379
ORIX Corp.	46,800	687,703
Sankyo Co. Ltd.	4,400	145,439
Sumitomo Corp.	10,100	128,750
Trend Micro, Inc.	2,200	111,113
USS Co. Ltd.	21,700	327,919

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
ZOZO, Inc.	3,100	65,984
		6,684,284
Netherlands—0.4%
OCI NV	24,232	927,238
Pharming Group NV*	135,753	140,598
Shell PLC	18,644	515,345
		1,583,181
Norway—0.3%
Aker BP ASA	3,155	100,572
Equinor ASA	8,668	317,124
Golden Ocean Group Ltd.*	1,529	12,737
Grieg Seafood ASA	9,629	66,687
Lundin Energy AB	6,833	217,985
Norsk Hydro ASA	51,110	324,374
		1,039,479
Panama—0.0%†
Copa Holdings SA, Class A*	821	61,764

Portugal—0.2%
Galp Energia SGPS SA	22,731	230,817
Jeronimo Martins, SGPS SA	16,566	343,471
		574,288
Singapore—0.1%
Kulicke & Soffa Industries, Inc.	1,007	42,234
STMicroelectronics NV	8,949	279,465
		321,699
South Africa—0.0%†
Anglo American PLC	2,510	75,085

Spain—0.1%
Grifols SA	6,181	52,569
Repsol SA	23,982	325,759
		378,328
Sweden—0.3%
Boliden AB	9,307	271,087
Holmen AB, Class B	4,756	172,559
SSAB AB, Class B	62,896	292,457

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Sweden—(concluded)
Truecaller AB, Class B*	17,847	65,351
Volvo AB, Class A	8,333	142,340
Volvo AB, Class B	4,570	74,834
		1,018,628
Switzerland—0.5%
Alcon, Inc.	17,482	1,060,808
Cie Financiere Richemont SA, Class A	1,323	129,400
Julius Baer Group Ltd.	7,314	350,379
Sonova Holding AG, Registered Shares	301	71,151
Swatch Group AG	2,983	196,316
		1,808,054
Thailand—0.0%†
Fabrinet*	401	45,875

United Kingdom—1.5%
Achilles Therapeutics PLC, ADR*	25,934	50,053
AstraZeneca PLC	210	24,694
Autolus Therapeutics PLC*	12,642	36,030
BP PLC	108,232	595,530
British Land Co. PLC	48,093	201,805
Centrica PLC	285,330	250,713
CK Hutchison Holdings Ltd.	4,500	22,358
Coca-Cola Europacific Partners PLC[2]	21,029	989,414
Drax Group PLC	47,491	283,750
Harbour Energy PLC	65,153	282,357
HSBC Holdings PLC	122,607	628,929
IG Group Holdings PLC	34,323	313,122
Land Securities Group PLC	13,168	86,136
Legal & General Group PLC	32,648	87,199
Liberty Global PLC, Class A*,2	2,668	44,982
Man Group PLC	92,283	229,334
NatWest Group PLC	315,596	849,801
Phoenix Group Holdings PLC	13,193	82,064
Reckitt Benckiser Group PLC	2,397	158,885
Segro PLC	4,935	44,427
Standard Chartered PLC	6,498	38,765

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(concluded)
Wise PLC, Class A*	28,596	218,079
		5,518,427
United States—29.6%
2seventy bio, Inc.*	1,500	23,820
3M Co.[2]	871	109,563
A-Mark Precious Metals, Inc.[2]	8,263	251,278
A.O. Smith Corp.	804	44,043
Aaron's Co., Inc.	9,600	100,032
Abbott Laboratories	6,929	685,555
AbbVie, Inc.[2]	1,891	276,842
ABIOMED, Inc.*,2	2,916	735,065
Acuity Brands, Inc.	243	44,608
Adaptimmune Therapeutics PLC, ADR*	17,405	24,715
Addus HomeCare Corp.*	410	41,992
Adobe, Inc.[2]	3,856	1,228,136
Advance Auto Parts, Inc.[2]	3,377	641,360
AECOM[2]	4,620	347,794
Aflac, Inc.	998	64,980
Akamai Technologies, Inc.*	9,525	841,343
Alaunos Therapeutics, Inc.*	22,245	25,582
Albemarle Corp.[2]	2,581	722,344
Allison Transmission Holdings, Inc.	3,253	137,439
Alpha Metallurgical Resources, Inc.[2]	316	53,357
Alphabet, Inc., Class A*,2	961	90,824
Alphabet, Inc., Class C*,2	6,656	630,057
Altria Group, Inc.[2]	7,224	334,254
Amazon.com, Inc.*,2	889	91,069
Amdocs Ltd.	496	42,810
AMERCO	220	126,542
American Eagle Outfitters, Inc.	17,352	197,119
American Express Co.	4,795	711,818
American Financial Group, Inc.	458	66,460
American International Group, Inc.[2]	2,484	141,588
American Vanguard Corp.	1,950	45,376
Ameriprise Financial, Inc.	439	135,704
AMERISAFE, Inc.	826	48,247
AMETEK, Inc.	346	44,862
Amgen, Inc.[2]	3,243	876,745
AMMO, Inc.*	69,148	224,731
AMN Healthcare Services, Inc.*	362	45,431

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Amphastar Pharmaceuticals, Inc.*,2	3,973	122,766
Amphenol Corp., Class A	576	43,678
Amplitude, Inc., Class A*	11,599	194,863
Analog Devices, Inc.	5,064	722,228
ANSYS, Inc.*	184	40,693
Anterix, Inc.*	1,099	42,147
APA Corp.[2]	8,765	398,457
API Group Corp.*	3,444	56,792
Apple, Inc.[2]	15,737	2,413,112
ArcBest Corp.	537	42,654
Arch Capital Group Ltd.*	1,516	87,170
Archer-Daniels-Midland Co.[2]	10,826	1,049,905
Arista Networks, Inc.*	366	44,235
Arthur J. Gallagher & Co.[2]	2,580	482,666
AT&T, Inc.[2]	14,747	268,838
Atrion Corp.	43	25,813
Autodesk, Inc.*,2	1,164	249,445
Automatic Data Processing, Inc.[2]	845	204,236
AutoNation, Inc.*	852	90,576
AutoZone, Inc.*,2	712	1,803,411
Avis Budget Group, Inc.*	295	69,756
Axcelis Technologies, Inc.*	236	13,688
Axon Enterprise, Inc.*	325	47,268
Badger Meter, Inc.	417	46,904
Balchem Corp.	318	44,456
BancFirst Corp.	435	41,682
Bank of New York Mellon Corp.[2]	2,955	124,435
Becton Dickinson and Co.[2]	824	194,439
Bio-Techne Corp.	140	41,476
Biogen, Inc.*,2	599	169,781
Boise Cascade Co.	660	44,068
BOK Financial Corp.	433	47,712
Booking Holdings, Inc.*,2	287	536,541
BorgWarner, Inc.[2]	2,548	95,626
Boston Scientific Corp.*	16,030	691,053
Brady Corp., Class A	941	43,051
Bread Financial Holdings, Inc.	12,400	447,764
Bristol-Myers Squibb Co.[2]	1,884	145,953
Broadcom, Inc.[2]	234	110,008
Broadmark Realty Capital, Inc.	7,640	44,465
Buckle, Inc.	1,187	46,685

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Builders FirstSource, Inc.*	1,947	120,052
C.H. Robinson Worldwide, Inc.[2]	3,566	348,470
CACI International, Inc., Class A*	51	15,506
Cactus, Inc., Class A	974	50,375
Cadence Design Systems, Inc.*,2	5,336	807,817
Cal-Maine Foods, Inc.[2]	8,639	488,190
Caribou Biosciences, Inc.*	2,600	25,324
Carlisle Cos., Inc.[2]	2,363	564,284
Catalyst Pharmaceuticals, Inc.*,2	19,398	269,050
Cathay General Bancorp	979	44,642
Cavco Industries, Inc.*	189	42,841
CBRE Group, Inc., Class A*	578	41,003
Centene Corp.*,2	12,649	1,076,809
Century Therapeutics, Inc.*	3,700	38,850
CF Industries Holdings, Inc.[2]	7,478	794,612
ChannelAdvisor Corp.*	1,762	40,596
Chemed Corp.	90	42,018
Chesapeake Energy Corp.	1,211	123,849
Chipotle Mexican Grill, Inc.*	18	26,970
Chubb Ltd.[2]	5,960	1,280,744
Cigna Corp.[2]	386	124,701
Cintas Corp.	101	43,183
Cirrus Logic, Inc.*	13,488	905,315
Clarivate PLC*,2	22,759	235,100
Clean Harbors, Inc.*	2,258	276,515
Clearway Energy, Inc., Class A2	2,519	81,439
Clearway Energy, Inc., Class C2	8,469	294,213
Cogent Communications Holdings, Inc.	3,853	202,321
Cognex Corp.	934	43,179
Cohen & Steers, Inc.	649	39,044
Coherent Corp.*	2,783	93,537
Columbia Banking System, Inc.	1,341	44,883
Comfort Systems USA, Inc.	395	48,696
Computershare Ltd.	1,129	18,249
Conagra Brands, Inc.	23,048	845,862
Consolidated Edison, Inc.	5,746	505,418
Constellation Brands, Inc., Class A	1,952	482,300
Constellation Energy Corp.[2]	7,727	730,511
Copart, Inc.*	367	42,212
Corning, Inc.[2]	3,724	119,801
Corteva, Inc.	663	43,320

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
CorVel Corp.*	273	44,829
CoStar Group, Inc.*	564	46,654
Costco Wholesale Corp.[2]	545	273,317
Coterra Energy, Inc.[2]	18,755	583,843
CRA International, Inc.	438	45,000
CVS Health Corp.[2]	2,260	214,022
CyberOptics Corp.*	748	40,370
Danaher Corp.	921	231,788
Deckers Outdoor Corp.*	119	41,642
Delta Air Lines, Inc.*,2	27,080	918,824
Devon Energy Corp.	1,694	131,031
Diamondback Energy, Inc.	842	132,287
Dick's Sporting Goods, Inc.	1,061	120,699
Diodes, Inc.*	594	42,572
DISH Network Corp., Class A*	58,351	870,013
DocGo, Inc.*,2	14,770	146,223
Dolby Laboratories, Inc., Class A	613	40,973
Dollar General Corp.[2]	3,910	997,245
Dollar Tree, Inc.*,2	2,690	426,365
Domo, Inc., Class B*	4,576	80,858
Dorman Products, Inc.*	315	25,710
DoubleVerify Holdings, Inc.*	1,453	42,471
Eastman Chemical Co.[2]	10,895	836,845
Eaton Corp. PLC	2,610	391,683
Elevance Health, Inc.[2]	1,200	656,124
Eli Lilly & Co.	1,219	441,388
EMCOR Group, Inc.	118	16,650
Enovix Corp.*	21,862	412,536
Enphase Energy, Inc.*,2	2,592	795,744
EPAM Systems, Inc.*	119	41,650
EQT Corp.[2]	297	12,426
Equitable Holdings, Inc.[2]	30,987	948,822
Erie Indemnity Co., Class A	174	44,720
Essent Group Ltd.	1,126	44,567
Ethan Allen Interiors, Inc.	1,826	46,727
Everbridge, Inc.*	38,222	1,197,495
Evercore, Inc., Class A	6,050	635,855
Everest Re Group Ltd.[2]	1,204	388,483
Exelon Corp.[2]	3,416	131,823
ExlService Holdings, Inc.*	257	46,735
Expeditors International of Washington, Inc.	447	43,739

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Exponent, Inc.	450	42,867
Extra Space Storage, Inc.[2]	2,285	405,450
F5, Inc.*	276	39,443
Fastenal Co.	858	41,467
Federated Hermes, Inc.	1,239	43,055
Fidelity National Financial, Inc.	1,585	62,417
FirstEnergy Corp.[2]	13,683	515,986
Flex Ltd.*	41,484	812,257
FormFactor, Inc.*	1,519	30,699
Forward Air Corp.	423	44,783
Freeport-McMoRan, Inc.[2]	5,130	162,570
FTI Consulting, Inc.*	233	36,262
Full House Resorts, Inc.*	29,598	207,482
Garmin Ltd.	493	43,404
General Mills, Inc.[2]	3,626	295,809
Genpact Ltd.	894	43,359
Gentex Corp.	1,637	43,364
Gilead Sciences, Inc.[2]	4,571	358,641
Globe Life, Inc.	1,720	198,694
Globus Medical, Inc., Class A*	666	44,622
Golar LNG Ltd.*	4,933	137,236
Graco, Inc.	650	45,227
Grand Canyon Education, Inc.*	845	85,032
Green Brick Partners, Inc.*	1,881	43,508
Griffon Corp.[2]	30,400	977,056
H&R Block, Inc.	2,936	120,816
Hackett Group, Inc.	2,094	45,733
Halliburton Co.	3,326	121,133
Haverty Furniture Cos., Inc.	1,579	41,970
Health Catalyst, Inc.*	11,341	100,028
HEICO Corp.	268	43,588
HEICO Corp., Class A	339	43,155
Henry Schein, Inc.*	589	40,323
Heritage-Crystal Clean, Inc.*	1,411	38,760
Hess Corp.	1,253	176,773
Hewlett Packard Enterprise Co.[2]	8,475	120,938
Hologic, Inc.*	1,386	93,971
Home Depot, Inc.[2]	511	151,322
Hormel Foods Corp.	877	40,737
Host Hotels & Resorts, Inc.[2]	31,480	594,342
Houlihan Lokey, Inc.	508	45,375
Hubbell, Inc.	179	42,509

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Hudson Pacific Properties, Inc.	4,572	50,475
Humana, Inc. [2]	3,490	1,947,699
ICU Medical, Inc.*	5,202	772,029
IDEX Corp.	198	44,017
Ingles Markets, Inc., Class A2	1,820	171,753
Insteel Industries, Inc.	1,506	39,683
Intrepid Potash, Inc.	619	28,010
Intuit, Inc.	296	126,540
Iovance Biotherapeutics, Inc.*	10,605	99,051
IPG Photonics Corp.*	469	40,175
J.M. Smucker Co.[2]	1,088	163,918
Jabil, Inc.	1,951	125,352
Jack Henry & Associates, Inc.	216	42,997
Janus Henderson Group PLC	1,885	42,921
Jefferies Financial Group, Inc.	3,693	127,076
Johnson Controls International PLC	5,438	314,534
Kadant, Inc.	239	42,530
Keysight Technologies, Inc.*	2,369	412,561
Kimberly-Clark Corp.[2]	4,463	555,465
Kinetik Holdings, Inc.	5,200	191,256
Kinsale Capital Group, Inc.	152	47,906
Knight-Swift Transportation Holdings, Inc.	2,410	115,752
Korn Ferry	801	44,528
Kraft Heinz Co.[2]	3,224	124,027
Kroger Co.[2]	25,999	1,229,493
Kyndryl Holdings, Inc.*	19,100	184,697
Lakeland Financial Corp.	532	43,970
Landstar System, Inc.	274	42,804
Lantheus Holdings, Inc.*	1,702	125,931
Lattice Semiconductor Corp.*	821	39,827
Lazard Ltd., Class A	3,575	134,813
LeMaitre Vascular, Inc.	815	35,371
Lennar Corp., Class A	1,287	103,861
Lennar Corp., Class B	1,149	74,938
Lincoln Electric Holdings, Inc.	107	15,194
Liquidity Services, Inc.*	2,410	41,404
Littelfuse, Inc.	198	43,610
LKQ Corp.	809	45,013
Lockheed Martin Corp.[2]	2,400	1,168,032
LPL Financial Holdings, Inc.	3,013	770,273
Lululemon Athletica, Inc.*	136	44,749

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Lyell Immunopharma, Inc.*	3,100	18,228
M&T Bank Corp.[2]	870	146,482
Manhattan Associates, Inc.*	308	37,474
Marathon Oil Corp.	4,349	132,427
Marathon Petroleum Corp.[2]	2,454	278,823
Marcus & Millichap, Inc.	1,187	43,729
MarineMax, Inc.*	1,384	44,717
MarketAxess Holdings, Inc.	172	41,975
Marsh & McLennan Cos., Inc.[2]	3,440	555,526
Marten Transport Ltd.	2,062	38,704
Medical Properties Trust, Inc.[2]	38,719	443,333
Medifast, Inc.	355	41,531
Medpace Holdings, Inc.*	259	57,493
Medtronic PLC	1,361	118,870
Meta Platforms, Inc., Class A*	14,846	1,383,053
MetLife, Inc.	4,687	343,135
MGIC Investment Corp.	7,873	107,466
Microsoft Corp.[2]	2,553	592,628
MicroStrategy, Inc., Class A*	1,598	427,481
MKS Instruments, Inc.	496	40,746
Moelis & Co., Class A	1,099	46,664
Molina Healthcare, Inc.*,2	2,400	861,264
Molson Coors Beverage Co., Class B2	21,483	1,083,388
Monarch Casino & Resort, Inc.*	655	52,014
Monolithic Power Systems, Inc.	116	39,376
Morgan Stanley	9,767	802,554
Morningstar, Inc.	188	43,650
Mosaic Co.[2]	14,440	776,150
MSC Industrial Direct Co., Inc., Class A	534	44,311
Mueller Industries, Inc.	662	41,468
MYR Group, Inc.*	462	40,430
Nabors Industries Ltd.*	1,045	181,861
Napco Security Technologies, Inc.*	1,459	41,465
National Fuel Gas Co.[2]	2,120	143,079
Neogen Corp.*	3,211	42,385
Netflix, Inc.*,2	4,960	1,447,725
New Relic, Inc.*	6,608	391,458
New York Times Co., Class A	1,406	40,718
NexImmune, Inc.*	25,742	18,022
Nexstar Media Group, Inc.	330	56,529
NextEra Energy, Inc.[2]	443	34,333

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
NiSource, Inc.[2]	13,537	347,766
Nkarta, Inc.*	1,300	16,393
NMI Holdings, Inc., Class A*	1,963	43,049
Nordson Corp.	186	41,850
Northern Trust Corp.[2]	1,027	86,627
NortonLifeLock, Inc.[2]	507	11,423
Norwegian Cruise Line Holdings Ltd.*	30,280	511,429
NRG Energy, Inc.[2]	25,623	1,137,661
Nucor Corp.	1,305	171,451
NV5 Global, Inc.*	311	45,079
NVR, Inc.*	30	127,132
Occidental Petroleum Corp.[2]	7,801	566,353
Olaplex Holdings, Inc.*	5,996	26,382
Old Dominion Freight Line, Inc.	371	101,877
Old Republic International Corp.	2,637	61,205
Ollie's Bargain Outlet Holdings, Inc.*,2	5,350	299,600
Onto Innovation, Inc.*	616	41,173
Ovintiv, Inc.	2,328	117,913
Owens Corning	1,386	118,655
PACCAR, Inc.	6,866	664,835
Park Hotels & Resorts, Inc.	123,699	1,617,983
Pathward Financial, Inc.	1,157	48,629
Patterson-UTI Energy, Inc.	7,083	125,015
Paychex, Inc.	357	42,237
PDC Energy, Inc.	1,790	129,131
Penske Automotive Group, Inc.	1,165	130,037
Pentair PLC	649	27,875
PepsiCo, Inc.[2]	284	51,569
Perdoceo Education Corp.*	2,521	28,815
Perficient, Inc.*	625	41,856
PetMed Express, Inc.	1,995	42,533
Pfizer, Inc.[2]	13,680	636,804
Photronics, Inc.*,2	3,103	50,331
Pioneer Natural Resources Co.	477	122,308
Portillo's, Inc., Class A*	17,412	373,313
Power Integrations, Inc.	620	41,360
Precigen, Inc.*	10,700	17,334
Principal Financial Group, Inc.[2]	2,227	196,266
Privia Health Group, Inc.*,2	7,540	252,439
Procter & Gamble Co.[2]	364	49,020
Progressive Corp.[2]	5,340	685,656

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Prologis, Inc.[2]	246	27,245
Proto Labs, Inc.*	1,092	41,703
Public Storage[2]	529	163,858
PubMatic, Inc., Class A*	2,340	40,716
PulteGroup, Inc.[2]	6,134	245,299
Qorvo, Inc.*	483	41,577
QUALCOMM, Inc.	1,627	191,433
Qualys, Inc.*,2	1,238	176,489
Quest Diagnostics, Inc.	569	81,737
Radius Global Infrastructure, Inc., Class A*,2	20,110	188,028
Raymond James Financial, Inc.	1,532	180,990
Regeneron Pharmaceuticals, Inc.*	161	120,549
Regions Financial Corp.[2]	17,280	379,296
Reinsurance Group of America, Inc.	1,380	203,095
Reliance Steel & Aluminum Co.	863	173,877
ResMed, Inc.	182	40,712
Resources Connection, Inc.	2,330	42,569
Revolve Group, Inc.*	1,763	42,312
REX American Resources Corp.*	1,442	43,246
Robert Half International, Inc.	538	41,135
Rollins, Inc.	1,123	47,256
Roper Technologies, Inc.	2,502	1,037,179
Ryder System, Inc.	1,532	123,341
S&P Global, Inc.	3,344	1,074,260
Saia, Inc.*	207	41,164
Schlumberger NV	7,054	367,020
Schneider National, Inc., Class B	7,376	164,042
SEI Investments Co.	1,387	75,314
Selective Insurance Group, Inc.	171	16,772
Semtech Corp.*	1,444	39,984
Sherwin-Williams Co.[2]	1,710	384,801
Shutterstock, Inc.	831	41,575
Simpson Manufacturing Co., Inc.	516	44,108
Simulations Plus, Inc.	859	35,649
SkyWest, Inc.*	13,880	245,398
Skyworks Solutions, Inc.	460	39,565
SMART Global Holdings, Inc.*	534	7,225
Smartsheet, Inc., Class A*	16,917	590,742
Snap-on, Inc.	192	42,634
Southwest Airlines Co.*,2	31,363	1,140,045
Southwestern Energy Co.*	17,707	122,710

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
SpartanNash Co.[2]	9,457	337,709
SPS Commerce, Inc.*	326	41,246
STAAR Surgical Co.*	575	40,750
Stanley Black & Decker, Inc.	5,141	403,517
Steel Dynamics, Inc.	1,937	182,175
Stellantis NV	23,513	317,414
StepStone Group, Inc., Class A	1,559	46,022
Steven Madden Ltd.	1,465	43,760
Stewart Information Services Corp.	941	36,661
Stride, Inc.*	921	30,863
Super Micro Computer, Inc.*,2	5,237	364,443
Swiss Re AG	503	37,373
Synchrony Financial	896	31,862
Synopsys, Inc.*,2	3,075	899,591
T-Mobile U.S., Inc.*,2	6,040	915,422
T. Rowe Price Group, Inc.	379	40,235
Take-Two Interactive Software, Inc.*	11,621	1,376,856
Tapestry, Inc.	2,883	91,333
Taylor Morrison Home Corp.*	1,638	43,145
Teradyne, Inc.	522	42,465
Tetra Tech, Inc.	309	43,656
Thor Industries, Inc.	1,276	103,956
TimkenSteel Corp.*	2,518	43,914
TJX Cos., Inc.[2]	8,940	644,574
Toll Brothers, Inc.	616	26,537
TopBuild Corp.*	159	27,052
Tradeweb Markets, Inc., Class A	730	40,208
Transocean Ltd.*	85,604	315,023
Trex Co., Inc.*	874	42,031
Trimble, Inc.*	728	43,796
UFP Industries, Inc.	574	40,886
Ulta Beauty, Inc.*,2	2,496	1,046,748
United Rentals, Inc.*,2	7,333	2,315,101
United Therapeutics Corp.*	547	126,100
UnitedHealth Group, Inc.[2]	1,410	782,761
Universal Display Corp.	416	39,612
Unum Group	1,405	64,054
US Physical Therapy, Inc.	512	45,466
USANA Health Sciences, Inc.*	702	36,862
Vail Resorts, Inc.	6,314	1,383,587
Valero Energy Corp.[2]	6,155	772,760

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Veeva Systems, Inc., Class A*	250	41,985
Verizon Communications, Inc.[2]	2,554	95,443
Vertex Pharmaceuticals, Inc.*,2	3,284	1,024,608
Viatris, Inc.[2]	9,415	95,374
Victory Capital Holdings, Inc., Class A	1,559	45,086
Vistra Corp.[2]	35,257	809,853
Vontier Corp.	38,955	744,040
W. R. Berkley Corp.[2]	7,691	572,057
W.W. Grainger, Inc.[2]	176	102,846
Walgreens Boots Alliance, Inc.[2]	2,990	109,135
Waste Connections, Inc.	885	116,740
Watsco, Inc.	157	42,541
Watts Water Technologies, Inc., Class A	315	46,103
Weis Markets, Inc.	507	47,491
Wells Fargo & Co.[2]	63,105	2,902,199
West Pharmaceutical Services, Inc.	164	37,736
Weyerhaeuser Co.	1,384	42,807
Williams-Sonoma, Inc.	2,537	314,157
Winnebago Industries, Inc.	729	43,514
Wintrust Financial Corp.	4,645	434,865
Workday, Inc., Class A*	927	144,445
Zoom Video Communications, Inc., Class A*	530	44,223
Zumiez, Inc.*	1,883	42,236
		111,937,617
Total common stocks
(cost—$180,629,290)		180,589,543

Preferred stocks—0.0%†
Germany—0.0%†
Bayerische Motoren Werke AG	1,231	90,875
Volkswagen AG	586	74,903
Total preferred stocks
(cost—$164,720)		165,778

Investment companies—8.0%
AlphaSimplex Managed Futures Strategy Fund, Class Y	974,386	14,313,735
AQR Style Premia Alternative Fund, Class I	1,525,174	14,123,108

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investment companies—(concluded)
Carillon Reams Unconstrained Bond Fund, Class I	161,045	1,861,675
Total investment companies
(cost—$25,947,431)		30,298,518

Number of
warrants
Warrants—0.0%†
Canada—0.0%†
Medexus Pharmaceuticals, Inc. expires 02/23/23*
(cost—$0)	12,500	184

	Face
	amount($)		Value($)
Corporate bonds—11.5%
Canada—0.4%
Chorus Aviation, Inc.
6.000%, due 06/30/26[1,2]	CAD	2,430,000	1,694,498

Hong Kong—0.0%†
Seaspan Corp.
3.750%, due 12/15/25[1]		125,000	151,458

Singapore—0.1%
Sea Ltd.
0.250%, due 09/15/26		290,000	200,100

United States—11.0%
Airbnb, Inc.
0.000%, due 03/15/26[3]		200,000	166,063
Amyris, Inc.
1.500%, due 11/15/26[1]		685,000	319,315
Beyond Meat, Inc.
0.000%, due 03/15/27[3]		340,000	88,373
Blackline, Inc.
0.000%, due 03/15/26[3]		270,000	217,059
Block, Inc.
0.010%, due 05/01/26[3]		185,000	147,371
Bloomin' Brands, Inc.
5.000%, due 05/01/25		1,500,000	3,204,360
Carnival Corp.
5.750%, due 10/01/24		2,000,000	2,334,800

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Ceridian HCM Holding, Inc.
0.250%, due 03/15/26	215,000	184,096
Cinemark Holdings, Inc.
4.500%, due 08/15/25	3,000,000	3,084,810
Coupa Software, Inc.
0.375%, due 06/15/26	270,000	213,765
DigitalOcean Holdings, Inc.
0.000%, due 12/01/26[1,3]	290,000	211,110
DraftKings Holdings, Inc.
0.000%, due 03/15/28[3]	300,000	187,209
Enphase Energy, Inc.
0.000%, due 03/01/26[3]	250,000	306,258
Exact Sciences Corp.
0.375%, due 03/01/28	250,000	159,991
Fastly, Inc.
0.000%, due 03/15/26[3]	300,000	217,307
Fisker, Inc.
2.500%, due 09/15/26[1]	175,000	94,175
Guardant Health, Inc.
0.010%, due 11/15/27[3]	250,000	176,390
Guess?, Inc.
2.000%, due 04/15/24	1,000,000	981,585
Halozyme Therapeutics, Inc.
0.250%, due 03/01/27	275,000	246,505
Ionis Pharmaceuticals, Inc.
0.125%, due 12/15/24	265,000	243,224
Itron, Inc.
0.000%, due 03/15/26[3]	215,000	171,934
JetBlue Airways Corp.
0.500%, due 04/01/26	250,000	186,233
Liberty Media Corp.
0.500%, due 12/01/50[1]	1,500,000	1,602,600
1.375%, due 10/15/23	9,000,000	11,624,760
NextEra Energy Partners LP
0.000%, due 11/15/25[1,3]	2,000,000	2,086,580
NextGen Healthcare, Inc.
3.750%, due 11/15/27[1]	81,000	85,087
Nutanix, Inc.
0.250%, due 10/01/27	290,000	250,878
NuVasive, Inc.
0.375%, due 03/15/25	175,000	151,932

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Patrick Industries, Inc.
1.750%, due 12/01/28[1]	450,000	331,469
Royal Caribbean Cruises Ltd.
6.000%, due 08/15/25[1]	250,000	326,562
Snap, Inc.
0.000%, due 05/01/27[3]	275,000	188,375
SoFi Technologies, Inc.
0.000%, due 10/15/26[1,3]	300,000	216,704
Splunk, Inc.
1.125%, due 06/15/27	265,000	227,274
Sunnova Energy International, Inc.
0.250%, due 12/01/26	200,000	154,095
Sunrun, Inc.
0.010%, due 02/01/26[3]	250,000	165,165
Teladoc Health, Inc.
1.250%, due 06/01/27	275,000	206,659
Uber Technologies, Inc.
0.010%, due 12/15/25[3]	200,000	164,816
United States Steel Corp.
5.000%, due 11/01/26	3,500,000	5,897,500
Wayfair, Inc.
1.000%, due 08/15/26	2,450,000	1,504,797
World Wrestling Entertainment, Inc.
3.375%, due 12/15/23	978,000	3,123,429
		41,450,615
Total corporate bonds
(cost—$47,350,530)		43,496,671

Number of
shares
Short-term investments—28.1%
Investment companies—28.1%
State Street Institutional U.S. Government Money Market Fund, 3.010%[4]
(cost—$106,344,352)	106,344,352	106,344,352

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Short-term U.S. Treasury obligations—1.0%
U.S. Treasury Bills
2.528%, due 11/25/22[4]
(cost—$3,993,380)	4,000,000	3,993,380

	Number of	Notional
	contracts	amount	Value($)
Equity and foreign exchange options purchased—1.1%
Call options—0.5%
Call Euro STOXX 50, strike @ 3600, strike 3600, expires 12/18/26 (Counterparty: JPMCB)	3	1,026,000	1,702,863
Call NIKKEI 225 Index, strike @ 28000 (Counterparty: JPMCB)	15	42,000,000	51,447
Call S&P 500 Index, strike @ $4,200, expires 11/18/22 (Counterparty: JPMCB)	2	840,000	11,800
Call STOXX Europe 600 Basic Resources Index Futures, strike @590, expires 12/16/22 (Counterparty: JPMCB)	4	236,000	64,434
Call STOXX Europe 600 Basic Resources Index, strike @ $530, expires 12/16/22 (Counterparty: JPMCB)	0	23,850	22,058
Total			1,852,602

Put options—0.6%
Put Amyris, Inc., strike @ $2 expires 01/20/23 (Counterparty: MSCI)	25	3,750	1,250
Put Carnival Corp., strike @ 23.5, expires03/17/23 (Counterparty: MSCI)	125	62,500	42,500
Put CBOE Volatility Index, strike @ 23.28, expires 01/18/23 (Counterparty: JPMCB)	15	41,440	50,172
Put CBOE Volatility Index, strike @ 23.28, expires 02/15/23 (Counterparty: JPMCB)	15	41,440	52,540
Put CBOE Volatility Index, strike @ 23.28, expires 03/22/23 (Counterparty: JPMCB)	15	41,440	57,424
Put CBOE Volatility Index, strike @ 23.28, expires 04/19/23 (Counterparty: JPMCB)	15	41,440	59,200
Put Cinemark Holdings, Inc., strike @ 5.000, expires 01/20/23 (Counterparty: JPMCB)	13	6,250	4,375
Put Cinemark Holdings, Inc., strike @ 7.5, expires 01/20/23 (Counterparty: JPMCB)	100	75,000	25,000
Put Euro STOXX 50, strike @ 3600, strike 3600, expires 12/18/26 (Counterparty: JPMCB)	4	1,335,600	1,806,439
Put Guess?, Inc., strike @ $12 expires 01/20/23 (Counterparty: MSCI)	6	7,200	2,100
Put United States Steel Corp., strike @ $12 expires 01/20/23 (Counterparty: MSCI)	10	12,000	1,700
Put United States Steel Corp., strike @ $15 expires 01/20/23 (Counterparty: MSCI)	10	15,000	4,800

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of	Notional
	contracts	amount	Value($)
Equity and foreign exchange options purchased—(concluded)
Put options—(concluded)
Put Wayfair, Inc., strike @ $23.30, expires 01/20/23 (Counterparty: MSCI)	5	15,000	17,000
Put Wayfair, Inc., strike @ $23.35, expires 01/20/23 (Counterparty: MSCI)	5	17,500	27,000
Total			2,151,500
Total equity and foreign exchange options purchased
(cost—$4,467,761)			4,004,102
Total investments before investments sold short
(cost—$368,897,464)—97.5%			368,892,528

	Number of
	shares
Investments sold short—(29.1)%
Common stocks—(25.6)%
Australia—(0.5)%
De Grey Mining Ltd.	(448,689)	(304,224)
ioneer Ltd.	(394,469)	(140,039)
Megaport Ltd.	(10,928)	(42,569)
Washington H Soul Pattinson & Co. Ltd.	(67,548)	(1,207,206)
		(1,694,038)
Canada—(5.1)%
Allied Properties Real Estate Investment Trust	(3,500)	(67,798)
Atlas Corp.	(3,847)	(56,897)
Automotive Properties Real Estate Investment Trust	(3,350)	(29,311)
Ballard Power Systems, Inc.	(9,200)	(52,133)
Bank of Nova Scotia	(14,950)	(722,617)
Calian Group Ltd.	(6,450)	(272,042)
Canadian Tire Corp. Ltd., Class A	(5,480)	(614,190)
Capital Power Corp.	(16,090)	(538,558)
CI Financial Corp.	(48,590)	(486,489)
Descartes Systems Group, Inc.	(22,920)	(1,581,444)
Emera, Inc.	(8,600)	(318,724)
Enbridge, Inc.	(24,900)	(970,156)
EQB, Inc.	(7,000)	(248,071)
Equinox Gold Corp.	(35,080)	(115,616)
Fiera Capital Corp.	(34,050)	(216,694)
First Capital Real Estate Investment Trust	(54,770)	(637,211)
Fortis, Inc.	(8,790)	(342,928)
goeasy Ltd.	(2,130)	(172,811)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Canada—(concluded)
Hydro One Ltd.	(35,500)	(890,138)
IGM Financial, Inc.	(30,230)	(809,255)
Imperial Oil Ltd.	(23,610)	(1,284,352)
Interfor Corp.	(37,840)	(672,168)
Keyera Corp.	(6,500)	(139,318)
Killam Apartment Real Estate Investment Trust	(31,100)	(360,457)
Lightspeed Commerce, Inc.	(6,928)	(132,741)
Metro, Inc.	(11,640)	(609,790)
Mullen Group Ltd.	(20,630)	(207,307)
National Bank of Canada	(16,140)	(1,098,944)
NexGen Energy Ltd.	(76,700)	(322,035)
Northland Power, Inc.	(46,440)	(1,351,255)
Pan American Silver Corp.	(17,300)	(276,196)
Parkland Corp.	(6,600)	(133,419)
Premium Brands Holdings Corp.	(4,960)	(292,609)
RioCan REIT	(20,050)	(285,661)
Ritchie Bros Auctioneers, Inc.	(2,060)	(134,576)
Savaria Corp.	(13,950)	(133,116)
Shopify, Inc., Class A	(18,800)	(644,583)
SmartCentres Real Estate Investment Trust	(43,580)	(854,102)
Spartan Delta Corp.	(15,690)	(144,421)
Stelco Holdings, Inc.	(11,950)	(300,954)
Whitecap Resources, Inc.	(81,720)	(633,437)
		(19,154,524)
Costa Rica—(0.0)%†
Establishment Labs Holdings, Inc.	(2,058)	(116,051)

Denmark—(0.0)%†
Alm Brand AS	(36,473)	(49,862)

Finland—(0.1)%
Neste Oyj	(6,905)	(302,570)

France—(0.0)%†
McPhy Energy SA	(8,441)	(95,931)

Germany—(0.3)%
Covestro AG	(24,459)	(832,470)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(concluded)
Mercer International, Inc.	(31,112)	(417,523)
		(1,249,993)
Ireland—(0.1)%
AerCap Holdings NV	(8,957)	(478,393)

Japan—(0.3)%
Fujitsu General Ltd.	(6,000)	(137,194)
Koito Manufacturing Co. Ltd.	(20,500)	(291,449)
Makita Corp.	(13,800)	(252,436)
SoftBank Group Corp.	(13,700)	(589,663)
		(1,270,742)
Netherlands—(0.0)%†
Aegon NV	(25,489)	(118,013)

Spain—(0.2)%
Cellnex Telecom SA	(21,621)	(707,246)

Sweden—(0.1)%
Kinnevik AB, Class B	(20,471)	(253,079)
PowerCell Sweden AB	(13,195)	(145,201)
		(398,280)
Switzerland—(0.1)%
Bachem Holding AG	(4,707)	(337,742)

United Kingdom—(0.4)%
boohoo Group PLC	(114,293)	(53,202)
Ceres Power Holdings PLC	(9,837)	(36,979)
ITM Power PLC	(61,060)	(57,881)
Ocado Group PLC	(52,294)	(283,302)
Phoenix Group Holdings PLC	(14,781)	(91,941)
Rolls-Royce Holdings PLC	(1,096,025)	(982,284)
		(1,505,589)
United States—(18.4)%
Abercrombie & Fitch Co., Class A	(22,031)	(387,305)
Accolade, Inc.	(4,330)	(46,677)
Affirm Holdings, Inc.	(24,402)	(489,748)
Allbirds, Inc., Class A	(62,451)	(214,831)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Ally Financial, Inc.	(30,790)	(848,572)
Alphabet, Inc., Class A	(4,200)	(396,942)
American Airlines Group, Inc.	(96,070)	(1,362,273)
American Homes 4 Rent	(8,490)	(271,171)
Amyris, Inc.	(25,404)	(71,385)
Axcelis Technologies, Inc.	(6,117)	(354,786)
Axos Financial, Inc.	(4,847)	(188,839)
Beauty Health Co.	(1,582)	(18,082)
Bioxcel Therapeutics, Inc.	(11,203)	(141,046)
Bloomin' Brands, Inc.	(123,469)	(2,964,491)
Boeing Co.	(51)	(7,268)
Bristol-Myers Squibb Co.	(1,528)	(118,374)
Capital One Financial Corp.	(350)	(37,107)
Carnival Corp.	(156,000)	(1,413,360)
Carvana Co.	(2,239)	(30,294)
CBRE Group, Inc., Class A	(6,280)	(445,503)
Cinemark Holdings, Inc.	(150,504)	(1,596,847)
Codexis, Inc.	(5,739)	(32,253)
Coinbase Global, Inc., Class A	(10,211)	(676,479)
Comcast Corp., Class A	(1,834)	(58,211)
Covenant Logistics Group, Inc.	(3,592)	(135,921)
Crocs, Inc.	(8,663)	(612,907)
CS Disco, Inc.	(5,783)	(61,994)
Darden Restaurants, Inc.	(5,290)	(757,211)
Deluxe Corp.	(15,840)	(291,139)
DoorDash, Inc., Class A	(11,157)	(485,664)
Dutch Bros, Inc.	(2,983)	(110,103)
Dycom Industries, Inc.	(1,876)	(221,706)
Energy Fuels, Inc.	(20,100)	(145,326)
Equifax, Inc.	(2,120)	(359,425)
Estee Lauder Cos., Inc., Class A	(788)	(157,986)
Etsy, Inc.	(5,510)	(517,444)
Exact Sciences Corp.	(5,853)	(203,567)
Expeditors International of Washington, Inc.	(7,750)	(758,338)
Exxon Mobil Corp.	(6,074)	(673,060)
F45 Training Holdings, Inc.	(38,500)	(128,590)
Fate Therapeutics, Inc.	(2,454)	(51,338)
FedEx Corp.	(537)	(86,070)
Floor & Decor Holdings, Inc., Class A	(5,464)	(400,894)
Fox Factory Holding Corp.	(1,912)	(167,969)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Franklin Resources, Inc.	(15,000)	(351,750)
Gap, Inc.	(29,494)	(332,397)
Gevo, Inc.	(54,266)	(122,098)
Graco, Inc.	(17,110)	(1,190,514)
Green Plains, Inc.	(8,800)	(254,232)
Guess?, Inc.	(17,328)	(294,229)
Home Depot, Inc.	(4,018)	(1,189,850)
Hyliion Holdings Corp.	(21,754)	(61,999)
Invitation Homes, Inc.	(16,980)	(538,096)
Iron Mountain, Inc.	(12,170)	(609,352)
J.M. Smucker Co.	(1,472)	(221,772)
JELD-WEN Holding, Inc.	(49,710)	(527,423)
Jones Lang LaSalle, Inc.	(2,920)	(464,543)
JPMorgan Chase & Co.	(4,822)	(606,993)
Kennametal, Inc.	(27,580)	(736,662)
KeyCorp	(35,840)	(640,461)
Lam Research Corp.	(1,580)	(639,552)
Landstar System, Inc.	(2,776)	(433,667)
Leggett & Platt, Inc.	(9,080)	(306,450)
Liberty Media Corp.-Liberty Braves, Class A	(18,565)	(592,038)
Liberty Media Corp.-Liberty Formula One, Class A	(42,700)	(2,221,254)
Liberty Media Corp.-Liberty SiriusXM, Class A	(173,580)	(7,366,735)
Live Nation Entertainment, Inc.	(10,321)	(821,655)
Lowe's Cos., Inc.	(2,053)	(400,232)
Lucid Group, Inc.	(37,161)	(531,031)
Masonite International Corp.	(6,560)	(469,237)
Meta Platforms, Inc., Class A	(721)	(67,168)
Microchip Technology, Inc.	(3,199)	(197,506)
Middleby Corp.	(3,740)	(523,076)
MongoDB, Inc.	(1,551)	(283,880)
Moody's Corp.	(1,370)	(362,872)
NextEra Energy Partners LP	(18,380)	(1,361,407)
NextGen Healthcare, Inc.	(1,950)	(39,078)
Nordstrom, Inc.	(11,920)	(242,453)
Novocure Ltd.	(5,627)	(397,604)
NVR, Inc.	(200)	(847,550)
Old Dominion Freight Line, Inc.	(1,230)	(337,758)
ON Semiconductor Corp.	(3,072)	(188,713)
OneMain Holdings, Inc.	(16,990)	(655,134)
Orion Office REIT, Inc.	(9,002)	(84,349)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Oshkosh Corp.	(9,890)	(870,320)
Otis Worldwide Corp.	(2,990)	(211,214)
Palantir Technologies, Inc.	(67,948)	(597,263)
Patrick Industries, Inc.	(2,158)	(98,642)
Polaris, Inc.	(3,490)	(354,584)
Pool Corp.	(678)	(206,268)
Procore Technologies, Inc.	(4,113)	(224,817)
Red Rock Resorts, Inc., Class A	(2,799)	(116,578)
Redfin Corp.	(39,093)	(188,037)
Rivian Automotive, Inc., Class A	(16,033)	(560,674)
Roku, Inc.	(4,199)	(233,212)
Royal Caribbean Cruises Ltd.	(3,892)	(207,755)
Saia, Inc.	(491)	(97,640)
SEI Investments Co.	(6,570)	(356,751)
Signet Jewelers Ltd.	(5,070)	(330,767)
SiteOne Landscape Supply, Inc.	(3,410)	(395,117)
Stanley Black & Decker, Inc.	(5,197)	(407,913)
Synchrony Financial	(20,870)	(742,137)
T. Rowe Price Group, Inc.	(12,820)	(1,360,971)
Target Corp.	(6,848)	(1,124,784)
Terex Corp.	(21,840)	(885,394)
Tesla, Inc.	(3,206)	(729,493)
Texas Roadhouse, Inc.	(2,400)	(237,480)
Trade Desk, Inc., Class A	(7,194)	(383,009)
TuSimple Holdings, Inc., Class A	(6,700)	(22,981)
United Parcel Service, Inc., Class B	(3,060)	(513,376)
United States Steel Corp.	(222,649)	(4,533,134)
Urban Outfitters, Inc.	(7,950)	(189,687)
US Bancorp	(14,340)	(608,733)
Virgin Galactic Holdings, Inc.	(48,655)	(224,786)
WalMart, Inc.	(1,143)	(162,683)
Warner Bros Discovery, Inc.	(56,237)	(731,081)
Waste Management, Inc.	(551)	(87,262)
Wayfair, Inc., Class A	(22,440)	(850,925)
Weyerhaeuser Co.	(17,900)	(553,647)
Whirlpool Corp.	(1,990)	(275,098)
Williams-Sonoma, Inc.	(3,305)	(409,258)
World Wrestling Entertainment, Inc., Class A	(38,079)	(3,004,052)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(concluded)
Zscaler, Inc.	(1,909)	(294,177)
		(69,392,966)
Total common stocks (cost—$(99,816,445))		(96,871,940)

Face amount($)
Corporate bonds—(0.0)%†
United States—(0.0)%†
Patrick Industries, Inc.
4.750%, due 05/01/29	(100,000)	(75,500)
(cost—$(98,200))

	Number of shares
Investment companies—(3.5)%
BMO S&P 500 Index ETF	(13,640)	(578,900)
Invesco QQQ Trust, Series 1	(4,790)	(1,331,381)
iShares Core S&P/TSX Capped Composite Index ETF	(141,680)	(3,215,580)
iShares Russell 2000 ETF	(11,082)	(2,031,663)
iShares S&P/TSX 60 Index ETF	(15,960)	(349,812)
SPDR Bloomberg High Yield Bond ETF	(18,600)	(1,674,930)
SPDR S&P 500 ETF Trust	(7,590)	(2,931,334)
SPDR S&P Oil & Gas Exploration & Production ETF	(6,600)	(998,514)
Total investment companies (cost—$(13,705,652))		(13,112,114)
Total investments sold short (proceeds—$113,620,297)		(110,059,554)
Other assets in excess of liabilities—31.6%		119,310,074
Net assets—100.0%		$378,143,048

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Equity options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	62,900	1,480	Call CBOE Volatility Index, strike @ 42.50	JPMCB	03/22/23	37,636	(26,196)	11,440
USD	62,900	1,480	Call CBOE Volatility Index, strike @ 42.50	JPMCB	04/19/23	39,708	(29,896)	9,812
EUR	749,000	214	Call EURO STOXX 50 Index, strike @ 3,500.00	JPMCB	12/20/24	891,949	(1,023,167)	(131,218)
USD	62,900	1,480	Call CBOE Volatility Index, strike @ 42.50	JPMCB	02/15/23	35,565	(21,164)	14,401
USD	62,900	1,480	Call CBOE Volatility Index, strike @ 42.50	JPMCB	01/18/23	33,493	(16,576)	16,917
JPY	43,500,000	1,500	Call NIKKEI 225 Index, strike @ 29,000.00	JPMCB	12/09/22	22,592	(18,662)	3,930
Total						1,060,943	(1,135,661)	(74,718)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
JPY	13,500,000	500	Put NIKKEI 225 Index, strike @ 27,000.00	JPMCB	12/09/22	32,706	(17,149)	15,557
EUR	259,850	445	Put STOXX Europe 600 Basic Resources Index, strike @ 530.00	JPMCB	12/16/22	164,409	(168,521)	(4,112)
EUR	948,500	271	Put EURO STOXX 50 Index, strike @ 3,500.00	JPMCB	12/20/24	1,154,252	(1,031,626)	122,626
Total						1,351,367	(1,217,296)	134,071

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Index futures buy contracts:
347	EUR	EURO STOXX 50 Dividend Index Futures	December 2023	4,037,052	4,211,090	174,038
40	GBP	Russell U.K. Mid 150 Net Return Index Futures	December 2022	1,786,254	1,843,764	57,510
20	USD	S&P 500 E-Mini Index Futures	December 2022	3,775,112	3,883,000	107,888
Total				9,598,418	9,937,854	339,436

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

Futures contracts—(concluded)
Index futures sell contracts:
68	EUR	EURO STOXX 50 Index Futures	December 2022	(2,381,221)	(2,431,331)	(50,110)
417	EUR	EURO STOXX 600 Index Futures	December 2022	(8,602,633)	(8,489,263)	113,370
90	USD	E-mini Russell Index Futures	December 2022	(8,430,337)	(8,338,500)	91,837
Total				(19,414,191)	(19,259,094)	155,097
Net unrealized appreciation (depreciation)						494,533

Centrally cleared credit default swap agreements on credit indices—sell protection5

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio(%)[6]	Upfront payments received (made)[6]($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North America High Yield Index Series 39	USD	5,020	12/20/27	Quarterly	5.000	82,979	(10,446)	72,533
iTraxx Europe Crossover Index Series 38	EUR	5,195	12/20/27	Quarterly	5.000	188,937	(82,140)	106,797
Total						271,916	(92,586)	179,330

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)[6]	Payments received by the Portfolio(%)[6]	Value($)	Unrealized appreciation (depreciation)($)
JPY	1,540,750	09/21/32	Annual	12 Month JPY TONA	0.421	83,306	83,306
EUR	12,850	10/19/24	Annual	12 Month EUR ESTR	2.708	(18,012)	(18,125)
EUR	12,850	10/19/24	Annual	12 Month EUR ESTR	2.704	(16,911)	(17,025)
EUR	25,700	10/20/24	Annual	12 Month EUR ESTR	2.770	(90,369)	(90,369)
EUR	25,700	10/24/24	Annual	12 Month EUR ESTR	2.822	(110,540)	(110,540)
GBP	11,465	10/17/24	Annual	4.848	12 Month GBP SONIA	80,695	81,625
GBP	11,465	10/17/24	Annual	4.785	12 Month GBP SONIA	65,238	66,146
GBP	22,517	10/18/24	Annual	4.904	12 Month GBP SONIA	184,103	185,966
GBP	9,000	10/20/24	Annual	4.706	12 Month GBP SONIA	33,841	34,527
GBP	8,000	10/20/24	Annual	4.682	12 Month GBP SONIA	25,953	26,557
GBP	17,000	10/20/24	Annual	4.69	12 Month GBP SONIA	58,270	59,558
JPY	1,540,750	09/21/32	Annual	0.000	12 Month JPY TONA	(632)	(632)
GBP	11,596	10/20/24	Annual	4.686	12 Month GBP SONIA	38,620	39,497
Total						333,562	340,491

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio(%)	Payments received by the Portfolio(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
JPMCB	USD	13	07/11/24	At maturity	3.370	LHC Group, Inc.	—	28,571	28,571
JPMCB	USD	86	07/11/24	At maturity	3.370	Spirit Airlines, Inc.	—	252,264	252,264
JPMCB	USD	10	07/11/24	At maturity	3.370	Contra Zogenix, Inc.	—	6,612	6,612
JPMCB	USD	343	07/11/24	At maturity	3.370	Yamana Gold, Inc.	—	(198,318)	(198,318)
JPMCB	USD	49	07/11/24	At maturity	3.370	Meridian Bioscience, Inc.	—	648	648
JPMCB	EUR	122	07/11/24	At maturity	0.956	Siemens Gamesa Renewable Energy SA	—	5,965	5,965
JPMCB	SEK	185	07/11/24	At maturity	1.947	Swedish Match AB	—	58,698	58,698
JPMCB	CAD	26	07/11/24	At maturity	Telus Corp.	3.350	—	(17,381)	(17,381)
JPMCB	USD	194	07/11/24	At maturity	Gold Fields Ltd.	2.433	—	157,250	157,250
JPMCB	USD	2	07/11/24	At maturity	Broadcom, Inc.	2.743	—	15,357	15,357
JPMCB	USD	3	07/11/24	At maturity	Intercontinental Exchange, Inc.	2.770	—	(6,300)	(6,300)
JPMCB	USD	19	07/11/24	At maturity	3.370	VMware, Inc., Class A	—	11,199	11,199
JPMCB	USD	46	07/11/24	At maturity	3.370	PNM Resources, Inc.	—	12,517	12,517

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Swaps—(continued)
OTC total return swaps—(continued)
JPMCB	CAD	74	07/11/24	At maturity	4.573	Shaw Communications, Inc., Class B	—	52,677	52,677
JPMCB	USD	—	07/11/24	At maturity	3.370	Flagstar BanCorp., Inc.	—	833	833
JPMCB	USD	1	07/11/24	At maturity	New York Community BanCorp.	2.770	—	(359)	(359)
JPMCB	USD	17	07/11/24	At maturity	3.370	Activision Blizzard, Inc.	—	(17,409)	(17,409)
JPMCB	USD	5	07/11/24	At maturity	3.370	Rogers Corp.	—	(12,971)	(12,971)
JPMCB	USD	23	07/11/24	At maturity	3.370	Umpqua Holdings Corp.	—	48,679	48,679
JPMCB	EUR	73	07/11/24	At maturity	0.956	Intertrust NV	—	31,942	31,942

JPMCB	GBP	62	07/11/24	At maturity	Rentokil Initial PLC	1.885	—	(38,723)	(38,723)
JPMCB	USD	14	07/11/24	At maturity	Columbia Banking System, Inc.	2.770	—	(44,521)	(44,521)
JPMCB	USD	66	07/11/24	At maturity	3.370	First Horizon Corp.	—	94,246	94,246
JPMCB	GBP	72	07/11/24	At maturity	2.485	EMIS Group PLC	—	(19,469)	(19,469)
JPMCB	USD	25	07/11/24	At maturity	3.370	Black Knight, Inc.	—	(146,012)	(146,012)
JPMCB	USD	24	07/15/24	At maturity	Unity Software, Inc.	2.700	—	151,587	151,587
JPMCB	USD	91	07/15/24	At maturity	Frontline Ltd.	(0.566)	—	(157,712)	(157,712)
JPMCB	USD	65	07/15/24	At maturity	3.370	Euronav NV	—	174,979	174,979

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Swaps—(continued)
OTC total return swaps—(continued)
JPMCB	USD	229	07/15/24	At maturity	3.370	Ironsource Ltd., Class A	—	(146,459)	(146,459)
JPMCB	USD	80	07/25/24	At maturity	3.370	1Life Healthcare, Inc.	—	1,592	1,592
JPMCB	USD	—	08/05/24	At maturity	3.370	Sierra Wireless, Inc.	—	(117)	(117)
JPMCB	USD	20	08/05/24	At maturity	3.370	EVO Payments, Inc., Class A	—	4,348	4,348
JPMCB	USD	40	08/05/24	At maturity	3.370	Cowen, Inc., Class A	—	(1,335)	(1,335)
JPMCB	USD	33	08/09/24	At maturity	3.370	IROBOT Corp.	—	9,317	9,317
JPMCB	GBP	81	08/30/24	At maturity	2.485	Micro Focus International	—	(101)	(101)
JPMCB	CAD	27	09/06/24	At maturity	4.573	Telus Corp.	—	(24,535)	(24,535)
JPMCB	USD	56	09/09/24	At maturity	3.370	Signify Health, Inc., Class A	—	(2,813)	(2,813)
JPMCB	CAD	33	09/09/24	At maturity	4.573	Turquoise Hill Resources Ltd.	—	(71,683)	(71,683)
JPMCB	GBP	14	09/16/24	At maturity	Vistry Group PLC	1.435	—	(3,884)	(3,884)
JPMCB	AUD	26	09/16/24	At maturity	Perpetual Ltd.	0.774	—	(6,676)	(6,676)
JPMCB	AUD	211	09/16/24	At maturity	2.860	Pendal Group Ltd.	—	22,920	22,920
JPMCB	GBP	56	09/16/24	At maturity	2.485	Countryside Partnerships PLC	—	4,498	4,498
JPMCB	USD	3	09/30/24	At maturity	Provident Financial Services	2.770	—	(7,424)	(7,424)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Swaps—(continued)
OTC total return swaps—(continued)
JPMCB	USD	4	09/30/24	At maturity	3.370	Lakeland Bancorp, Inc.	—	8,226	8,226
JPMCB	EUR	99	10/14/24	At maturity	0.956	EDF	—	3,590	3,590
JPMCB	USD	3	10/15/24	At maturity	3.370	NOBLE Corp. PLC	—	4,000	4,000
JPMCB	USD	83	10/18/24	At maturity	3.37	Albertsons Cos., Inc., Class A	—	(518,260)	(518,260)
JPMCB	USD	19	10/21/24	At maturity	3.370	Archaea Energy Inc.	—	1,947	1,947
JPMCB	USD	9	10/28/24	At maturity	3.370	Myovant Sciences Ltd.	—	451	451

JPMCB	USD	24	10/31/24	At maturity	3.370	Altra Industrial Motion Corp.	—	8,348	8,348
MSCI	USD	1,729	01/17/25	At maturity	1 Day Federal Fund Rate plus 55 bps	London Stock Exchange Group PLC	—	(116,320)	(116,320)
MSCI	USD	733	01/17/25	At maturity	1 Day Federal Fund Rate plus 55 bps	Telefonaktiebolaget LM Ericsson	—	(230,072)	(230,072)
MSCI	USD	630	01/17/25	At maturity	1 Day Federal Fund Rate plus 55 bps	Airbus SE	—	(1,099)	(1,099)
MSCI	USD	601	01/17/25	At maturity	1 Day Federal Fund Rate plus 55 bps	BAE Systems PLC	—	28,666	28,666
MSCI	USD	344	01/17/25	At maturity	1 Day Federal Fund Rate plus 55 bps	Pernod Ricard SA	—	14,238	14,238
MSCI	USD	442	06/26/25	At maturity	1 Day Federal Fund Rate plus 55 bps	Canadian Pacific Railway Ltd.	—	22,179	22,179

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Swaps—(continued)
OTC total return swaps—(continued)
MSCI	USD	426	07/22/24	At maturity	S&P Retail Select Industry Index	1 Day Federal Fund Rate minus 127 bps	—	126,311	126,311
MSCI	USD	475	12/5/23	At maturity	S&P Transportation Select Industry Index	1 Day Federal Fund Rate minus 51 bps	—	19,640	19,640
MSCI	USD	608	2/20/24	At maturity	S&P Equal Weights Index Telecommunication Services	1 Day Federal Fund Rate minus 35 bps	—	201,911	201,911
MSCI	USD	1,096	07/29/24	At maturity	S&P Equal Weights Index Financials	1 Day Federal Fund Rate minus 35 bps	—	51,690	51,690
MSCI	USD	1,281	11/29/24	At maturity	Industrial Select Sector Index	1 Day Federal Fund Rate minus 35 bps	—	53,661	53,661

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Swaps—(concluded)
OTC total return swaps—(concluded)
MSCI	USD	222	11/28/25	At maturity	S&P Equal Weights Index Consumer Discretionary	1 Day Federal Fund Rate minus 35 bps	—	23,333	23,333
MSCI	USD	730	12/3/24	At maturity	S&P 500 Index	1 Day Federal Fund Rate minus 25 bps	—	(40,188)	(40,188)
MSCI	USD	477	12/02/24	At maturity	Moody's Corp.	1 Day Federal Fund Rate minus 30 bps	—	68,676	68,676
MSCI	USD	94	11/28/25	At maturity	Dow Jones U.S. Real Estate Index	1 Day Federal Fund Rate minus 20 bps	—	(2,368)	(2,368)
MSCI	USD	760	01/22/25	At maturity	Health Care Select Sector Index	1 Day Federal Fund Rate minus 25 bps	—	(40,403)	(40,403)
MSCI	USD	641	01/08/25	At maturity	S&P Technology Select Sector	1 Day Federal Fund Rate minus 10 bps	—	121,536	121,536
MSCI	USD	516	04/09/24	At maturity	S&P Semiconductor Select Industry Index	1 Day Federal Fund Rate minus 7 bps	—	108,440	108,440
MSCI	USD	625	04/09/24	At maturity	S&P Software & Services Select Industry Index	1 Day Federal Fund Rate plus 7 bps	—	178,772	178,772
MSCI	USD	653	12/05/23	At maturity	S&P Pharmaceuticals Select Industry Index	1 Day Federal Fund Rate minus 35 bps	—	68,021	68,021
MSCI	USD	121	09/25/25	At maturity	S&P Equal Weights Index Energy	1 Day Federal Fund Rate minus 35 bps	—	(6,912)	(6,912)
							—	380,511	380,511

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	BRL	472,000	USD	90,823	12/09/22	146
BB	BRL	476,000	USD	90,353	12/15/22	(976)
BB	CLP	42,029,000	USD	44,074	12/15/22	(151)
BB	CLP	42,210,000	USD	42,900	12/22/22	(1,465)
BB	CZK	1,117,000	USD	45,168	12/22/22	213
BB	IDR	694,698,000	USD	45,060	12/15/22	559
BB	IDR	684,449,000	USD	44,067	12/22/22	229
BB	KRW	59,229,000	USD	45,346	11/04/22	3,767
BB	KRW	59,910,000	USD	45,987	11/14/22	3,930
BB	KRW	60,407,000	USD	46,110	11/18/22	3,703
BB	MYR	202,000	USD	45,150	11/04/22	2,423
BB	MYR	422,000	USD	90,338	12/15/22	872
BB	MYR	416,000	USD	87,957	12/22/22	(304)
BB	NOK	491,000	USD	46,673	12/29/22	(652)
BB	PHP	2,703,000	USD	45,466	12/28/22	(1,134)
BB	THB	1,639,000	USD	45,578	11/04/22	2,508
BB	TWD	1,362,000	USD	45,564	11/04/22	3,290
BB	TWD	1,385,000	USD	46,444	11/18/22	3,414
BB	USD	89,620	BRL	470,000	11/14/22	1,138
BB	USD	45,193	BRL	238,000	11/25/22	662
BB	USD	89,117	BRL	466,000	01/06/23	(126)
BB	USD	87,105	BRL	462,000	01/17/23	916
BB	USD	45,016	CLP	42,541,000	01/06/23	(417)
BB	USD	43,634	CLP	41,815,000	01/13/23	146
BB	USD	43,502	CLP	42,994,000	01/20/23	1,451
BB	USD	46,482	CZK	1,147,000	11/25/22	(260)
BB	USD	44,313	IDR	684,360,000	01/13/23	(508)
BB	USD	46,091	MYR	205,000	11/14/22	(2,718)
BB	USD	46,139	MYR	207,000	11/25/22	(2,326)
BB	USD	46,519	MYR	208,000	12/02/22	(2,484)
BB	USD	44,555	MYR	208,000	01/13/23	(331)
BB	USD	88,432	MYR	418,000	01/20/23	493

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BB	USD	43,981	PHP	2,608,000	11/29/22	1,004
BB	USD	44,743	ZAR	801,000	01/06/23	(1,352)
BB	ZAR	783,000	USD	43,847	12/08/22	1,340
BNP	BRL	235,000	USD	44,822	11/18/22	(521)
BNP	BRL	233,000	USD	43,309	12/01/22	(1,529)
BNP	BRL	472,000	USD	88,599	12/22/22	(1,826)
BNP	CAD	61,000	USD	47,003	12/14/22	2,209
BNP	CNY	307,000	USD	45,422	11/04/22	3,354
BNP	CNY	328,000	USD	45,854	12/29/22	743
BNP	COP	384,176,000	USD	86,247	11/18/22	8,662
BNP	COP	402,674,000	USD	84,069	12/22/22	3,240
BNP	CZK	1,100,000	USD	45,442	11/14/22	1,074
BNP	CZK	1,137,000	USD	45,944	12/01/22	147
BNP	CZK	1,131,000	USD	46,382	12/15/22	852
BNP	CZK	1,169,000	USD	45,257	12/30/22	(1,777)
BNP	CZK	1,094,000	USD	43,861	01/27/23	(82)
BNP	EUR	90,000	USD	92,776	11/14/22	3,760
BNP	EUR	92,000	USD	93,864	12/15/22	2,630
BNP	INR	3,655,000	USD	45,475	11/14/22	1,366
BNP	INR	3,678,000	USD	46,232	11/18/22	1,861
BNP	INR	3,663,000	USD	44,622	12/08/22	508
BNP	INR	3,649,000	USD	43,617	01/30/23	(162)
BNP	KRW	62,057,000	USD	46,448	11/25/22	2,879
BNP	NOK	441,000	USD	45,494	11/04/22	3,071
BNP	NZD	73,000	USD	45,974	11/14/22	3,522
BNP	PEN	178,000	USD	45,732	11/18/22	1,123
BNP	PHP	2,590,000	USD	45,930	11/25/22	1,252
BNP	PHP	2,625,000	USD	45,256	12/21/22	(5)
BNP	SGD	128,000	USD	92,849	11/18/22	2,420
BNP	THB	1,695,000	USD	45,411	01/06/23	605
BNP	THB	1,699,000	USD	44,816	01/17/23	(141)
BNP	TWD	1,393,000	USD	46,381	11/25/22	3,080
BNP	TWD	2,828,000	USD	93,596	12/01/22	5,650
BNP	TWD	236,297,324	USD	7,688,000	12/06/22	335,845
BNP	TWD	1,410,000	USD	46,050	12/08/22	2,170
BNP	TWD	2,868,000	USD	91,732	12/22/22	2,346
BNP	TWD	2,904,000	USD	91,941	12/29/22	1,364
BNP	TWD	2,838,000	USD	89,463	01/13/23	808
BNP	TWD	2,852,000	USD	88,535	01/30/23	(714)
BNP	USD	44,809	BRL	235,000	11/18/22	533
BNP	USD	90,237	BRL	476,000	12/15/22	1,092

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BNP	USD	91,193	BRL	494,000	12/29/22	3,306
BNP	USD	87,331	BRL	468,000	01/20/23	1,776
BNP	USD	45,499	CLP	45,558,000	12/29/22	2,331
BNP	USD	90,793	COP	396,590,000	11/15/22	(10,652)
BNP	USD	90,079	COP	384,176,000	11/18/22	(12,494)
BNP	USD	90,806	COP	405,544,000	11/25/22	(9,026)
BNP	USD	91,071	COP	407,879,000	12/15/22	(9,108)
BNP	USD	43,200	COP	207,976,000	01/20/23	(1,688)
BNP	USD	44,287	CZK	1,093,000	11/04/22	(165)
BNP	USD	45,880	CZK	1,116,000	11/18/22	(881)
BNP	USD	44,120	CZK	1,137,000	12/01/22	1,677
BNP	USD	46,906	CZK	1,169,000	12/30/22	128
BNP	USD	93,692	EUR	92,000	11/18/22	(2,670)
BNP	USD	46,934	GBP	40,000	12/15/22	(997)
BNP	USD	46,658	IDR	694,698,000	12/15/22	(2,157)
BNP	USD	45,412	IDR	684,449,000	12/22/22	(1,574)
BNP	USD	45,562	INR	3,655,000	11/14/22	(1,453)
BNP	USD	45,956	INR	3,678,000	11/18/22	(1,585)
BNP	USD	45,753	INR	3,684,000	11/25/22	(1,338)
BNP	USD	46,055	INR	3,689,000	12/02/22	(1,606)
BNP	USD	45,483	INR	3,663,000	12/08/22	(1,368)
BNP	USD	43,640	KRW	59,910,000	11/14/22	(1,583)
BNP	USD	44,006	KRW	60,407,000	11/18/22	(1,598)
BNP	USD	45,054	MXN	915,000	12/08/22	837
BNP	USD	45,301	PEN	180,000	11/14/22	(165)
BNP	USD	45,492	PEN	178,000	11/18/22	(883)
BNP	USD	44,746	PHP	2,590,000	11/25/22	(68)
BNP	USD	44,803	PHP	2,655,000	12/14/22	982
BNP	USD	45,806	PHP	2,703,000	12/28/22	795
BNP	USD	44,711	THB	1,673,000	12/08/22	(623)
BNP	USD	44,668	THB	1,698,000	12/15/22	113
BNP	USD	44,992	TWD	1,362,000	11/04/22	(2,718)
BNP	USD	44,943	TWD	1,378,000	11/14/22	(2,143)
BNP	USD	44,489	TWD	1,393,000	11/25/22	(1,188)
BNP	USD	89,403	TWD	2,828,000	12/01/22	(1,456)
BNP	USD	90,887	TWD	2,891,000	12/15/22	(850)
BNP	USD	89,909	TWD	2,904,000	12/29/22	666
BOA	BRL	494,000	USD	91,660	12/29/22	(2,840)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BOA	CAD	59,000	USD	45,914	11/10/22	2,606
BOA	CAD	60,000	USD	46,077	11/25/22	2,030
BOA	CAD	60,000	USD	43,778	01/26/23	(316)
BOA	CLP	40,451,000	USD	43,925	11/18/22	1,151
BOA	CLP	41,046,000	USD	41,247	12/01/22	(2,047)
BOA	CLP	45,558,000	USD	45,989	12/29/22	(1,840)
BOA	CNY	53,244,759	USD	7,679,000	12/06/22	368,587
BOA	CNY	321,000	USD	45,836	12/22/22	1,710
BOA	CNY	320,000	USD	44,717	01/13/23	648
BOA	COP	396,590,000	USD	87,259	11/15/22	7,116
BOA	COP	405,544,000	USD	90,677	11/25/22	8,896
BOA	COP	405,402,000	USD	88,186	12/01/22	6,536
BOA	COP	410,302,000	USD	90,775	12/09/22	8,246
BOA	EUR	92,000	USD	90,005	01/13/23	(1,474)
BOA	EUR	90,000	USD	89,326	01/20/23	(210)
BOA	EUR	45,000	USD	44,726	01/27/23	(65)
BOA	GBP	1,665,629	USD	1,878,160	01/20/23	(37,272)
BOA	MXN	926,000	USD	45,018	12/01/22	(1,483)
BOA	MXN	915,000	USD	45,238	12/08/22	(654)
BOA	NZD	73,000	USD	46,261	11/18/22	3,807
BOA	PEN	179,000	USD	45,927	11/25/22	1,110
BOA	PHP	2,608,000	USD	46,159	11/29/22	1,174
BOA	SEK	7,917,315	USD	706,202	01/20/23	(15,670)
BOA	SEK	555,000	USD	51,213	01/20/23	610
BOA	SGD	65,000	USD	46,650	12/15/22	721
BOA	TWD	2,891,000	USD	93,989	12/15/22	3,952
BOA	TWD	2,862,000	USD	90,613	01/06/23	1,272
BOA	TWD	2,830,000	USD	88,891	01/30/23	330
BOA	USD	86,331	BRL	468,000	01/27/23	2,644
BOA	USD	45,933	CAD	63,000	12/28/22	344
BOA	USD	45,496	CLP	43,426,000	11/25/22	362
BOA	USD	45,353	CLP	42,029,000	12/15/22	(1,128)
BOA	USD	45,125	CLP	42,210,000	12/22/22	(760)
BOA	USD	43,704	CLP	43,504,000	01/27/23	1,720
BOA	USD	44,424	CNY	307,000	11/04/22	(2,356)
BOA	USD	265,000	CNY	1,901,850	12/06/22	(3,879)
BOA	USD	88,830	COP	387,564,000	11/04/22	(10,372)
BOA	USD	89,811	COP	410,302,000	12/09/22	(7,282)
BOA	USD	44,757	COP	201,337,000	12/22/22	(4,343)
BOA	USD	89,763	COP	414,802,000	12/29/22	(6,592)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
BOA	USD	44,911	COP	204,119,000	01/06/23	(4,043)
BOA	USD	89,711	EUR	92,000	12/15/22	1,524
BOA	USD	91,012	EUR	92,000	12/22/22	288
BOA	USD	93,136	EUR	94,000	12/29/22	216
BOA	USD	2,551	GBP	2,250	01/20/23	36
BOA	USD	44,932	IDR	687,677,000	01/06/23	(904)
BOA	USD	45,480	NOK	441,000	11/04/22	(3,058)
BOA	USD	44,514	NZD	72,000	11/04/22	(2,652)
BOA	USD	44,364	NZD	73,000	11/14/22	(1,913)
BOA	USD	44,792	NZD	73,000	11/18/22	(2,338)
BOA	USD	45,986	PEN	179,000	11/25/22	(1,169)
BOA	USD	89,259	SEK	996,900	01/20/23	1,635
BOA	USD	2,768	SEK	30,000	01/20/23	(33)
BOA	USD	91,828	SGD	128,000	11/18/22	(1,398)
BOA	USD	44,960	TWD	1,385,000	11/18/22	(1,930)
BOA	USD	44,543	TWD	1,410,000	12/08/22	(663)
BOA	USD	89,812	TWD	2,868,000	12/22/22	(426)
CITI	CAD	63,000	USD	45,964	12/28/22	(313)
CITI	CAD	61,000	USD	44,836	01/05/23	21
CITI	CAD	61,000	USD	44,398	01/19/23	(426)
CITI	EUR	88,000	USD	90,674	11/04/22	3,696
CITI	EUR	92,000	USD	93,960	11/18/22	2,938
CITI	EUR	94,000	USD	93,983	11/25/22	936
CITI	EUR	94,000	USD	90,994	12/29/22	(2,358)
CITI	NOK	154,780	USD	14,712	01/20/23	(217)
CITI	THB	1,635,000	USD	46,410	11/18/22	3,401
CITI	THB	1,673,000	USD	46,586	11/25/22	2,552
CITI	THB	1,685,000	USD	44,521	01/20/23	(79)
CITI	USD	43,768	CAD	60,000	11/30/22	280
CITI	USD	44,072	CAD	60,000	12/07/22	(18)
CITI	USD	44,360	CAD	61,000	12/21/22	441
CITI	USD	88,875	EUR	92,000	12/01/22	2,230
CITI	USD	271,392	GBP	235,000	12/22/22	(1,421)
CITI	USD	45,331	GBP	42,000	12/29/22	2,935
CITI	USD	45,578	GBP	40,000	01/06/23	404
CITI	USD	31,758	NOK	334,100	01/20/23	468
CITI	USD	89,127	NZD	160,000	01/13/23	4,000
CITI	USD	45,583	THB	1,640,000	11/01/22	(2,494)
CITI	USD	44,507	THB	1,688,000	12/22/22	44
CITI	USD	89,630	ZAR	1,494,000	11/04/22	(8,308)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
CITI	USD	45,365	ZAR	762,000	11/14/22	(3,920)
HSBC	COP	414,802,000	USD	83,102	12/29/22	(68)
HSBC	EUR	228,000	USD	230,331	01/20/23	3,505
HSBC	GBP	58,000	USD	67,242	01/20/23	543
HSBC	NZD	80,000	USD	45,636	12/29/22	(916)
HSBC	SGD	126,000	USD	88,518	01/27/23	(556)
HSBC	USD	43,807	COP	220,007,000	01/27/23	39
HSBC	USD	330,413	GBP	285,000	01/20/23	(2,670)
HSBC	USD	43,943	NZD	77,000	01/27/23	885
HSBC	USD	46,344	SGD	66,000	12/29/22	295
HSBC	USD	43,743	ZAR	814,000	01/27/23	289
HSBC	ZAR	820,000	USD	44,158	12/29/22	(287)
JPMCB	CAD	89,478	USD	65,693	12/30/22	(36)
JPMCB	EUR	92,000	USD	92,866	12/01/22	1,760
JPMCB	EUR	92,000	USD	92,661	12/22/22	1,362
JPMCB	EUR	183,128	USD	181,552	01/20/23	(633)
JPMCB	GBP	42,000	USD	47,517	12/29/22	(749)
JPMCB	GBP	1,512,729	USD	1,705,700	01/20/23	(33,899)
JPMCB	GBP	39,000	USD	44,179	01/27/23	(679)
JPMCB	SEK	1,758,986	USD	157,359	11/15/22	(2,085)
JPMCB	SGD	63,000	USD	45,676	11/04/22	1,171
JPMCB	SGD	63,000	USD	45,741	11/14/22	1,234
JPMCB	SGD	64,000	USD	45,906	11/25/22	689
JPMCB	SGD	65,000	USD	46,623	12/01/22	698
JPMCB	SGD	64,000	USD	45,471	12/22/22	247
JPMCB	SGD	66,000	USD	46,029	12/29/22	(611)
JPMCB	THB	1,640,000	USD	44,946	11/01/22	1,857
JPMCB	THB	1,689,000	USD	46,671	12/01/22	2,194
JPMCB	THB	1,737,000	USD	46,048	12/29/22	169
JPMCB	USD	88,662	EUR	88,000	11/04/22	(1,684)
JPMCB	USD	94,486	EUR	94,000	11/25/22	(1,440)
JPMCB	USD	287,703	EUR	290,200	01/20/23	1,002
JPMCB	USD	44,628	JPY	6,567,000	01/27/23	44
JPMCB	USD	45,173	SGD	63,000	11/04/22	(668)
JPMCB	USD	45,448	SGD	64,000	11/25/22	(231)
JPMCB	USD	45,300	SGD	65,000	12/01/22	625
JPMCB	USD	45,204	THB	1,639,000	11/04/22	(2,135)
JPMCB	USD	44,679	THB	1,689,000	12/01/22	(201)
MSCI	AUD	379,000	USD	239,593	01/20/23	(3,488)
MSCI	AUD	70,000	USD	44,382	01/27/23	(525)
MSCI	BRL	470,000	USD	92,031	11/04/22	1,064

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
MSCI	BRL	470,000	USD	89,252	11/14/22	(1,506)
MSCI	BRL	238,000	USD	45,022	11/25/22	(834)
MSCI	CAD	60,000	USD	46,200	11/30/22	2,151
MSCI	CAD	60,000	USD	45,713	12/07/22	1,659
MSCI	CAD	711,000	USD	531,997	12/21/22	9,806
MSCI	CAD	19,000	USD	13,829	12/21/22	(125)
MSCI	CAD	62,000	USD	44,846	01/12/23	(707)
MSCI	CHF	45,000	USD	45,928	12/29/22	666
MSCI	CHF	90,000	USD	91,968	01/06/23	1,350
MSCI	CHF	231,679	USD	234,389	01/20/23	773
MSCI	CHF	88,000	USD	88,771	01/27/23	(30)
MSCI	CLP	43,426,000	USD	46,695	11/25/22	837
MSCI	COP	387,564,000	USD	87,883	11/04/22	9,426
MSCI	COP	407,879,000	USD	87,228	12/15/22	5,265
MSCI	CZK	1,093,000	USD	44,859	11/04/22	737
MSCI	CZK	1,116,000	USD	45,677	11/18/22	679
MSCI	CZK	1,147,000	USD	45,718	11/25/22	(504)
MSCI	CZK	1,130,000	USD	45,350	12/08/22	(151)
MSCI	CZK	2,240,000	USD	89,536	01/06/23	(558)
MSCI	CZK	2,251,000	USD	88,609	01/13/23	(1,887)
MSCI	CZK	2,210,000	USD	87,965	01/20/23	(844)
MSCI	DKK	536,000	USD	70,757	01/20/23	(888)
MSCI	EUR	92,000	USD	92,182	12/08/22	1,012
MSCI	EUR	1,861,000	USD	1,866,532	12/21/22	19,882
MSCI	EUR	499,000	USD	490,880	12/21/22	(4,272)
MSCI	EUR	92,000	USD	91,524	01/06/23	92
MSCI	EUR	13,293,961	USD	13,031,818	01/20/23	(193,660)
MSCI	GBP	2,007,000	USD	2,256,133	12/21/22	(49,427)
MSCI	GBP	39,000	USD	45,166	12/21/22	365
MSCI	GBP	4,510,000	USD	5,152,283	12/22/22	(28,865)
MSCI	HUF	17,633,000	USD	42,827	11/04/22	276
MSCI	IDR	693,414,000	USD	44,230	12/29/22	(175)
MSCI	INR	3,684,000	USD	45,957	11/25/22	1,541
MSCI	MXN	1,854,000	USD	91,829	11/04/22	(1,730)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
MSCI	MXN	927,000	USD	45,875	11/25/22	(727)
MSCI	MYR	205,000	USD	45,556	11/14/22	2,182
MSCI	MYR	206,000	USD	45,737	11/18/22	2,146
MSCI	MYR	207,000	USD	45,445	11/25/22	1,632
MSCI	MYR	208,000	USD	44,905	12/02/22	870
MSCI	MYR	206,000	USD	44,263	12/08/22	623
MSCI	MYR	211,000	USD	44,538	12/29/22	(262)
MSCI	NOK	450,000	USD	45,832	11/18/22	2,525
MSCI	NOK	460,000	USD	46,875	12/15/22	2,563
MSCI	NOK	11,444,880	USD	1,083,130	01/20/23	(20,803)
MSCI	NOK	1,107,000	USD	107,889	01/20/23	1,113
MSCI	NZD	72,000	USD	45,182	11/04/22	3,320
MSCI	NZD	77,000	USD	43,710	12/22/22	(1,092)
MSCI	PEN	180,000	USD	45,965	11/14/22	829
MSCI	SEK	492,000	USD	45,957	12/08/22	1,279
MSCI	SEK	5,685,000	USD	523,523	12/21/22	6,495
MSCI	SEK	1,126,000	USD	101,784	12/21/22	(622)
MSCI	TWD	1,378,000	USD	46,188	11/14/22	3,388
MSCI	USD	44,198	AUD	70,000	01/20/23	698
MSCI	USD	87,929	BRL	470,000	11/04/22	3,036
MSCI	USD	45,345	BRL	233,000	12/01/22	(508)
MSCI	USD	89,080	BRL	472,000	12/09/22	1,598
MSCI	USD	88,766	BRL	472,000	12/22/22	1,660
MSCI	USD	44,952	CAD	59,000	11/10/22	(1,644)
MSCI	USD	45,169	CAD	60,000	11/25/22	(1,122)
MSCI	USD	44,097	CAD	61,000	12/14/22	698
MSCI	USD	28,442	CAD	39,000	12/21/22	201
MSCI	USD	45,199	CHF	45,000	12/29/22	63
MSCI	USD	144,900	CHF	143,592	01/20/23	(107)
MSCI	USD	45,900	CLP	41,046,000	12/01/22	(2,606)
MSCI	USD	44,831	CNY	328,000	12/29/22	281
MSCI	USD	91,446	COP	405,402,000	12/01/22	(9,796)
MSCI	USD	44,757	COP	201,337,000	12/22/22	(4,343)
MSCI	USD	43,664	COP	205,220,000	01/13/23	(2,639)
MSCI	USD	44,251	CZK	1,100,000	11/14/22	117
MSCI	USD	45,176	CZK	1,130,000	12/08/22	325
MSCI	USD	44,521	CZK	1,131,000	12/15/22	1,008
MSCI	USD	44,467	CZK	1,117,000	12/22/22	488
MSCI	USD	70,634	DKK	535,063	01/20/23	885
MSCI	USD	90,033	EUR	90,000	11/14/22	(1,016)
MSCI	USD	91,217	EUR	92,000	12/08/22	(48)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
MSCI	USD	1,351,161	EUR	1,376,000	12/21/22	14,228
MSCI	USD	78,271	GBP	69,000	12/21/22	994
MSCI	USD	44,382	HUF	17,633,000	11/04/22	(1,831)
MSCI	USD	44,916	HUF	17,699,000	11/14/22	(2,337)
MSCI	USD	42,886	HUF	18,539,000	01/27/23	752
MSCI	USD	45,552	IDR	693,414,000	12/29/22	(1,147)
MSCI	USD	45,583	JPY	6,525,000	01/06/23	(1,321)
MSCI	USD	45,069	JPY	6,486,000	01/13/23	(1,030)
MSCI	USD	44,831	JPY	6,600,000	01/20/23	24
MSCI	USD	44,020	KRW	59,229,000	11/04/22	(2,441)
MSCI	USD	44,656	KRW	62,057,000	11/25/22	(1,087)
MSCI	USD	46,464	KRW	62,478,000	12/01/22	(2,597)
MSCI	USD	45,625	MXN	926,000	12/01/22	876
MSCI	USD	43,309	MXN	878,000	01/27/23	322
MSCI	USD	45,312	MYR	202,000	11/04/22	(2,585)
MSCI	USD	46,213	MYR	206,000	11/18/22	(2,622)
MSCI	USD	45,798	MYR	206,000	12/08/22	(2,159)
MSCI	USD	93,757	MYR	422,000	12/15/22	(4,292)
MSCI	USD	91,368	MYR	416,000	12/22/22	(3,108)
MSCI	USD	45,572	MYR	211,000	12/29/22	(772)
MSCI	USD	90,274	MYR	420,000	01/06/23	(1,028)
MSCI	USD	88,307	MYR	418,000	01/27/23	670
MSCI	USD	46,346	NOK	450,000	11/18/22	(3,039)
MSCI	USD	45,703	NOK	491,000	12/29/22	1,622
MSCI	USD	44,292	NOK	467,000	01/20/23	753
MSCI	USD	45,609	NZD	77,000	12/22/22	(807)
MSCI	USD	45,542	NZD	80,000	12/29/22	1,009
MSCI	USD	45,290	NZD	79,000	01/06/23	685
MSCI	USD	44,298	NZD	78,000	01/20/23	1,107
MSCI	USD	44,358	PHP	2,625,000	12/21/22	904
MSCI	USD	45,119	SEK	492,000	12/08/22	(441)
MSCI	USD	103,475	SEK	1,156,000	12/21/22	1,659

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
MSCI	USD	44,455	SEK	492,000	01/27/23	423
MSCI	USD	275,000	TWD	8,752,040	12/06/22	(2,689)
MSCI	USD	45,806	ZAR	761,000	11/18/22	(4,429)
MSCI	USD	46,037	ZAR	779,000	12/01/22	(3,725)
MSCI	USD	45,357	ZAR	783,000	12/08/22	(2,850)
MSCI	USD	46,442	ZAR	799,000	12/15/22	(3,090)
MSCI	USD	45,379	ZAR	809,000	12/22/22	(1,506)
MSCI	USD	45,200	ZAR	820,000	12/29/22	(754)
MSCI	USD	44,330	ZAR	808,000	01/13/23	(581)
MSCI	USD	43,837	ZAR	798,000	01/20/23	(650)
MSCI	ZAR	1,494,000	USD	88,487	11/04/22	7,166
MSCI	ZAR	762,000	USD	44,238	11/14/22	2,793
MSCI	ZAR	761,000	USD	44,344	11/18/22	2,966
MSCI	ZAR	786,000	USD	44,197	11/25/22	1,485
MSCI	ZAR	779,000	USD	43,045	12/01/22	733
MSCI	ZAR	799,000	USD	43,929	12/15/22	576
MSCI	ZAR	809,000	USD	44,532	12/22/22	660
SG	CHF	90,000	USD	90,964	01/13/23	280
SG	GBP	40,000	USD	44,192	12/15/22	(1,746)
SG	HUF	17,699,000	USD	42,968	11/14/22	389
SG	INR	3,689,000	USD	44,908	12/02/22	459
SG	KRW	62,478,000	USD	43,960	12/01/22	93
SG	PHP	2,655,000	USD	46,453	12/14/22	669
SG	SGD	64,000	USD	45,598	12/08/22	378
SG	SGD	64,000	USD	44,783	01/06/23	(447)
SG	SGD	64,000	USD	44,535	01/13/23	(699)
SG	SGD	63,000	USD	44,360	01/20/23	(172)
SG	THB	1,626,000	USD	46,104	11/14/22	3,345
SG	THB	1,673,000	USD	46,111	12/08/22	2,023
SG	THB	1,698,000	USD	47,056	12/15/22	2,275
SG	THB	1,688,000	USD	45,986	12/22/22	1,435
SG	USD	45,058	CLP	40,451,000	11/18/22	(2,284)
SG	USD	44,672	CNY	321,000	12/22/22	(546)
SG	USD	44,227	GBP	40,000	01/13/23	1,763
SG	USD	88,966	MXN	1,854,000	11/04/22	4,592

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SG	USD	45,319	MXN	927,000	11/25/22	1,283
SG	USD	42,995	NOK	460,000	12/15/22	1,318
SG	USD	44,728	NOK	478,000	01/13/23	1,368
SG	USD	44,871	SGD	63,000	11/14/22	(364)
SG	USD	44,756	SGD	64,000	12/08/22	464
SG	USD	45,206	SGD	65,000	12/15/22	723
SG	USD	45,047	SGD	64,000	12/22/22	177
SG	USD	44,753	THB	1,626,000	11/14/22	(1,994)
SG	USD	45,238	THB	1,635,000	11/18/22	(2,229)
SG	USD	45,478	THB	1,673,000	11/25/22	(1,443)
SG	USD	45,568	THB	1,737,000	12/29/22	311
SG	USD	45,801	ZAR	786,000	11/25/22	(3,088)
Net unrealized appreciation (depreciation)						386,911

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2022 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	180,371,558	217,985	—	180,589,543
Preferred stocks	165,778	—	—	165,778
Investment companies	30,298,518	—	—	30,298,518
Warrant	184	—	—	184
Corporate bonds	—	43,496,671	—	43,496,671
Short-term investments	—	106,344,352	—	106,344,352
Short-term U.S. Treasury obligations	—	3,993,380	—	3,993,380
Equity and foreign exchange options purchased	4,004,102	—	—	4,004,102
Futures contracts	544,643	—	—	544,643
Swap agreements	—	2,831,131	—	2,831,131
Forward foreign currency contracts	—	1,078,562	—	1,078,562
Total	215,384,783	157,962,081	—	373,346,864
Liabilities
Investments sold short
Common stocks	$(96,871,940)	$—	$—	$(96,871,940)
Corporate bonds	—	(75,500)	—	(75,500)
Investment companies	(13,112,114)	—	—	(13,112,114)
Equity options written	(2,352,957)	—	—	(2,352,957)
Futures contracts	(50,110)	—	—	(50,110)
Swap agreements	—	(2,209,644)	—	(2,209,644)
Forward foreign currency contracts	—	(691,651)	—	(691,651)
Total	(112,387,121)	(2,976,795)	—	(115,363,916)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2022 (unaudited)

At October 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.

†	Amount represents less than 0.05% or (0.05)%.

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,519,641, represented 2.0% of the Portfolio's net assets at period end.

2	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

3	Zero coupon bond.

4	Rates shown reflect yield at October 31, 2022.

5	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

6	Payments made or received are based on the notional amount.

Glossary of terms used in the Portfolio of investments (unaudited)

October 31, 2022 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OTC	Over The Counter
PJSC	Private Joint Stock Company

PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
RBA IOCR	RBA Interbank Overnight Cash Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SARL
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank

See accompanying notes to financial statements

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s Annual report to shareholders dated July 31, 2022.